UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-05518
                                                  --------------------

                               The RBB Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          ------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                    Date of reporting period: August 31, 2005
                                             ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================





                                THE BEDFORD CLASS




                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO






















                 ANNUAL REPORT
                 AUGUST 31, 2005


================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)



The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Portfolio") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.










                          NOT PART OF THE ANNUAL REPORT

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from March 1, 2005 through August 31, 2005.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other Funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                          MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                               -----------------------------------------------------------
                                                  BEGINNING              ENDING             EXPENSES PAID
                                                ACCOUNT VALUE         ACCOUNT VALUE            DURING
                                                MARCH 1, 2005        AUGUST 31, 2005           PERIOD*
                                               ---------------      -----------------      ---------------
     Actual                                       $1,000.00             $1,010.90              $4.92
     Hypothetical (5% return before expenses)      1,000.00              1,020.25               4.95

                                                      MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                               -----------------------------------------------------------
                                                  BEGINNING              ENDING             EXPENSES PAID
                                                ACCOUNT VALUE         ACCOUNT VALUE            DURING
                                                MARCH 1, 2005        AUGUST 31, 2005           PERIOD*
                                               ---------------      -----------------      ---------------
     Actual                                       $1,000.00             $1,014.80              $1.02
     Hypothetical (5% return before expenses)      1,000.00              1,024.18               1.02

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value on the first line in each table is based on the actual total return for each class of 1.09% for the Bedford Class shares and 1.48% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                                                   % OF NET
          TYPE                                                                       ASSETS               VALUE
        --------                                                                   ---------          ------------
Short Term Investments:
   Commercial Paper ............................................................       58.3%          $114,729,274
   Variable Rate Obligations ...................................................       14.7             29,000,000
   Repurchase Agreements .......................................................       10.5             20,600,000
   Master Notes ................................................................        7.1             14,000,000
   Certificates of Deposit .....................................................        4.1              8,064,993
   Agency Obligations ..........................................................        4.1              7,999,855
   Municipal Bonds .............................................................        1.2              2,330,000
Other Assets in
Excess of Liabilities ..........................................................        0.0                 75,046
                                                                                    -------           ------------
NET ASSETS                                                                            100.0%          $196,799,168
                                                                                    =======           ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2005



                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
CERTIFICATES OF DEPOSIT--4.1%
DOMESTIC CERTIFICATES OF DEPOSIT--4.1%
Washington Mutual Bank
   3.540%, 09/19/05 ..............................   $ 8,065       $  8,064,993
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $8,064,993) .........................                    8,064,993
                                                                   ------------
COMMERCIAL PAPER--58.3%
ASSET BACKED SECURITIES--22.1%
Beta Finance, Inc.
   3.400%, 09/29/05 ..............................    10,902         10,873,170
Cancara Asset Securitisation,  Ltd.
   3.715%, 11/18/05 ..............................     1,999          1,982,910
Concord Minutemen Capital Co.
   3.530%, 09/02/05 ..............................     2,740          2,739,731
Emerald Certificates MBNA
   Credit Card Master Trust
   3.560%, 10/18/05 ..............................    10,000          9,953,522
Liberty Street Funding Corp.
   3.400%, 09/23/05 ..............................     4,480          4,470,692
Newcastle Certificates
   6.590%, 09/16/05 ..............................    10,000          9,985,042
Ticonderoga Funding LLC
   3.540%, 09/16/05 ..............................     3,460          3,454,896
                                                                   ------------
                                                                     43,459,963
                                                                   ------------
BANKS--25.4%
Alliance & Leicester
   3.260%, 09/19/05 ..............................    10,000          9,983,700
Banco Santander Puerto Rico
   3.540%, 09/07/05 ..............................     4,605          4,602,283
Bank of America Corp.
   3.670%, 10/24/05 ..............................     5,000          4,972,985
Deutsche Bank Financial LLC
   3.525%, 09/20/05 ..............................    11,500         11,478,605
Eurohypo AG
   3.700%, 11/09/05 ..............................    10,000          9,929,083
Westpac Trust Securities, Ltd.
   3.400%, 09/26/05 ..............................     9,000          8,978,750
                                                                   ------------
                                                                     49,945,406
                                                                   ------------
LIFE INSURANCE--4.9%
Irish Life & Permanent
   3.430%, 09/28/05 ..............................     9,700          9,675,047
                                                                   ------------


                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
COMMERCIAL PAPER--(CONTINUED)
MORTGAGE BANKERS &
   CORRESPONDENTS--5.9%
Countrywide Financial Corp.
   3.530%, 09/02/05 ..............................   $11,650       $ 11,648,858
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (Cost $114,729,274) .......................                  114,729,274
                                                                   ------------
MUNICIPAL BONDS--1.2%
PENNSYLVANIA--1.2%
Franklin County, PA IDR
   3.690%, 09/01/05 ..............................     2,330          2,330,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $2,330,000) .........................                    2,330,000
                                                                   ------------
VARIABLE RATE OBLIGATIONS--14.7%
ASSET BACKED SECURITIES--3.1%
Racers Trust ++
   3.861%, 11/28/05 ..............................     5,000          5,000,000
Racers Trust 2004-6++
   3.609%, 09/22/05 ..............................     1,000          1,000,000
                                                                   ------------
                                                                      6,000,000
                                                                   ------------
BANKS--9.1%
Citigroup Global Markets
   3.494%, 09/06/05 ..............................     8,000          8,000,000
HBOS Treasury Services P.L.C.++
   3.510%, 09/26/05 ..............................     8,000          8,000,000
Westpac Banking Corp.++
   3.400%, 09/12/05 ..............................     2,000          2,000,000
                                                                   ------------
                                                                     18,000,000
                                                                   ------------
LIFE INSURANCE--2.5%
Met Life Global Funding, Inc.++
   3.740%, 09/28/05 ..............................     5,000          5,000,000
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $29,000,000) ........................                   29,000,000
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.1%
Federal Home Loan Bank
   3.265%, 09/12/05 ..............................     8,000          7,999,855
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $7,999,855) .........................                    7,999,855
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2005



                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
MASTER NOTES--7.1%
Merrill Lynch Mortgage Capital, Inc.
   3.630%, 09/06/05 ..............................   $ 8,000       $  8,000,000
Morgan Stanley Mortgage Capital, Inc.
   3.733%, 09/01/05 ..............................     6,000          6,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (Cost $14,000,000) ........................                   14,000,000
                                                                   ------------
REPURCHASE AGREEMENTS--10.5%
Morgan Stanley & Co. (Tri-Party
   Agreement dated 8/31/05 to be
   repurchased at $18,0001,795
   collaterized by $18,930,000
   Federal National Mortgage
   Association Medium Term Notes at
   a rate of 2.20% to 5.52%, due
   12/04/06 to 03/09/20. Market Value
   of collateral is $18,636,619.)
   3.590%, 09/01/05 ..............................    18,000         18,000,000

Morgan Stanley & Co. (Tri-Party
   Agreement dated 8/31/05 to be
   repurchased at $2,600,255
   collateralized by $2,637,000
   Federal National Mortgage
   Association Bonds and U.S.
   Treasury Notes at a rate of
   4.00%, due 11/15/12. Market Value
   of Collateral is $2,665,899.)
   3.530%, 09/01/05 ..............................     2,600          2,600,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $20,600,000) ........................                   20,600,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $196,724,122) ...........................                  196,724,122
                                                                   ------------


                                                                      VALUE
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.0% ..........................                 $     75,046
                                                                   ------------
NET ASSETS (APPLICABLE TO
   109,496,743 BEDFORD SHARES
   AND 87,306,099 SANSOM
   STREET SHARES )--100.0% .......................                 $196,799,168
                                                                   ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($196,799,168 / 196,802,842) ..................                        $1.00
                                                                          =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($109,494,713 / 109,496,743) ..................                        $1.00
                                                                          =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($87,304,455 / 87,306,099) ....................                        $1.00
                                                                          =====


++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS

IDR -- Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2005

Investment Income
   Interest .....................................................    $5,443,667
                                                                     ----------
Expenses
   Investment advisory and administration fees ..................       935,881
   Distribution and service fees ................................       672,807
   Printing fees ................................................        64,011
   Custodian fees ...............................................        60,690
   Directors' and Officer's fees ................................        42,052
   Legal fees ...................................................        36,552
   Regulatory administration fees ...............................        31,803
   Transfer agent fees ..........................................        27,825
   Audit fees ...................................................        21,795
   Registration fees ............................................        14,400
   Insurance fees ...............................................        13,718
   Service organization fees ....................................         4,013
   Miscellaneous ................................................         4,180
                                                                     ----------
        Total Expenses ..........................................     1,929,727

   Less fees waived .............................................      (783,584)
                                                                     ----------
        Net total expenses ......................................     1,146,143
                                                                     ----------
Net investment income ...........................................     4,297,524
                                                                     ----------
Realized loss on investments ....................................        (1,655)
                                                                     ----------
Net increase in net assets resulting from operations ............    $4,295,869
                                                                     ==========






                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        FOR THE           FOR THE
                                                                                       YEAR ENDED        YEAR ENDED
                                                                                     AUGUST 31, 2005   AUGUST 31, 2004
                                                                                     ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ........................................................       $  4,297,524      $  1,865,672
  Net loss on investments ......................................................             (1,655)           (2,019)
                                                                                       ------------      ------------
  Net increase in net assets resulting from operations .........................          4,295,869         1,863,653
                                                                                       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .............................................................         (1,591,534)         (202,921)
    Sansom Street shares .......................................................         (2,705,990)       (1,662,751)
Distributions to shareholders from Net realized short-term gains:
    Bedford shares .............................................................                 --            (1,077)
    Sansom Street shares .......................................................                 --            (2,545)
                                                                                       ------------      ------------

      Total distributions to shareholders ......................................         (4,297,524)       (1,869,294)
                                                                                       ------------      ------------
Net capital share transactions (See Note 3) ....................................        (16,571,764)      (65,400,496)
                                                                                       ------------      ------------
Total decrease in net assets ...................................................        (16,573,419)      (65,406,137)
Net Assets:
  Beginning of year ............................................................        213,372,587       278,778,724
                                                                                       ------------      ------------
  End of year ..................................................................       $196,799,168      $213,372,587
                                                                                       ============      ============




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                              THE BEDFORD CLASS
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                           AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ................       0.0162            0.0025            0.0046            0.0157            0.0460
   Net gains/(losses) on securities .....           --                --            0.0005                --                --
                                              --------          --------          --------          --------          --------
     Total from investment
       operations .......................       0.0162            0.0025            0.0051           0.0157             0.0460
                                              --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................      (0.0162)          (0.0025)          (0.0046)          (0.0157)          (0.0460)
   Distributions (from capital gains) ...           --                --           (0.0005)               --                --
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0162)          (0.0025)          (0.0051)          (0.0157)          (0.0460)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
Total Return ............................        1.63%             0.25%             0.53%             1.59%             4.70%

Ratios /Supplemental Data
   Net assets, end of year (000) ........     $109,495          $ 72,001          $ 80,406          $ 52,878          $676,964
   Ratios of expenses to average
     net assets(a) ......................         .97%              .94%              .98%             1.00%             1.00%
   Ratios of net investment income
     to average net assets ..............        1.68%              .24%              .46%             1.75%             4.46%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.23%, 1.34%, 1.30%, 1.25% and 1.19% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                          THE SANSOM STREET CLASS
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                           AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ................       0.0239            0.0100            0.0114            0.0209            0.0511
   Net gains/(losses) on securities .....           --                --            0.0005                --                --
                                              --------          --------          --------          --------          --------
     Total net income from investment
       operations .......................       0.0239            0.0100            0.0119            0.0209            0.0511
                                              --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................      (0.0239)          (0.0100)          (0.0114)          (0.0209)          (0.0511)
   Distributions (from capital gains) ...           --                --           (0.0005)               --                --
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0239)         (0.0100)           (0.0119)          (0.0209)          (0.0511)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
     Total Return .......................        2.41%             1.00%             1.21%             2.11%             5.23%

Ratios/Supplemental Data
   Net assets, end of year (000) ........     $ 87,304          $141,372          $198,373          $244,212          $201,632
   Ratios of expenses to average
     net assets(a) ......................         .20%              .20%              .30%              .49%              .49%
   Ratios of net investment income to
     average net assets .................        2.39%              .98%             1.14%             2.10%             5.23%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been .67%, .59%, .57%, .64% and .61% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion shares are currently classified into one hundred and three classes of Common Stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              The following permanent differences as of August 31, 2005, primarily attributable to distribution reclass from ordinary income to short-term gain were reclassified to the following accounts:

                                               INCREASE           DECREASE
                                              ACCUMULATED        ACCUMULATED
                                            NET INVESTMENT      NET REALIZED
                                                 LOSS               LOSS
                                           ----------------    --------------
     Money Market Portfolio                      $831              $(831)

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management  Corp.  (the  "Adviser"  or  "BIMC"),   an  indirect   majority-owned
subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of ..10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE
     -------------------------    ----------------------------------------------
     Money Market Portfolio       .45% of first $250 million of net assets;
                                  .40% of next $250 million of net assets;
                                  .35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2005, advisory fees and waivers for the investment portfolio were as follows:

                                      GROSS                           NET
                                    ADVISORY                       ADVISORY
                                       FEE           WAIVER            FEE
                                   ----------     -----------     ----------
     Money Market Portfolio         $935,881       $(726,915)      $208,966

     As of August 31, 2005, the Portfolio owed BIMC $16,990 in advisory fees.

     The Funds will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period September 1, 2004 to August 31, 2005 was $31,803.

     The investment adviser/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2005, the expense caps were as follows:

     PORTFOLIO                      CLASS OF SHARES           EXPENSE CAP
     ----------                    -----------------         -------------
     Money Market Portfolio         Bedford                       0.97%
                                    Sansom Street                 0.20%

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .05% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2005, distribution fees paid to PFPC Distributors for each class were as follows:

                                                 GROSS                                    NET
                                              DISTRIBUTION                            DISTRIBUTION
                                                  FEE                WAIVER               FEE
                                            ----------------      ------------      ----------------
       Money Market Portfolio
           Bedford Class                        $616,138                  --            $616,138
           Sansom Street Class                    56,669            $(56,669)                 --
                                                --------            --------            --------
           Total Money Market Portfolio         $672,807            $(56,669)           $616,138
                                                ========            ========            ========

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2005, transfer agency fees for each class of shares within the investment portfolio were as follows:
                                               TRANSFER AGENCY      BASIS
                                                     FEE           POINTS
                                               ---------------    --------
       Money Market Portfolio
           Bedford Class                           $ 2,379          0.25
           Sansom Street Class                      25,446          2.25
                                                   -------
               Total Money Market Portfolio        $27,825
                                                   =======

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

            PORTFOLIO                           ANNUAL RATE
     -----------------------    ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2005, service organization fees were $4,013 for the Money Market Portfolio.

     As of August 31, 2005, the Portfolio owed PFPC and its affiliates $71,817 for their services.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                                 FOR THE               FOR THE
                                                                               YEAR ENDED            YEAR ENDED
                                                                             AUGUST 31, 2005       AUGUST 31, 2004
                                                                            -----------------     -----------------
     Shares sold:
         Bedford Class                                                            442,206,980          386,514,072
         Sansom Street Class                                                    1,616,798,271        1,920,438,260
                                                                              ---------------      ---------------
            Total Shares Sold                                                   2,059,005,251        2,306,952,332
     Shares issued on reinvestment of dividends:
         Bedford Class                                                              1,524,066              198,103
         Sansom Street Class                                                          135,455               77,190
                                                                              ---------------      ---------------
            Total Shares Reinvested                                                 1,659,521              275,293
     Shares repurchased:
         Bedford Class                                                           (406,236,164)        (395,118,572)
         Sansom Street Class                                                   (1,671,000,372)      (1,977,508,749)
                                                                              ---------------      ---------------
            Total Shares Repurchased                                           (2,077,236,536)      (2,372,627,321)


     Refund of deposit of capital for intent of share purchase:*                           --                 (800)
                                                                              ---------------      ---------------
     Net decrease                                                                 (16,571,764)         (65,400,496)
                                                                              ===============      ===============
     Bedford Shares authorized                                                  1,500,000,000        1,500,000,000
                                                                              ===============      ===============
     Sansom Street Shares authorized                                            1,500,000,000        1,500,000,000
                                                                              ===============      ===============

     * This class of shares was never operational and is now closed.

NOTE 4. NET ASSETS

     At August 31, 2005, net assets consisted of the following:

                                                      MONEY MARKET
                                                        PORTFOLIO
                                                      ------------
Paid-in capital                                       $196,802,842
Accumulated net realized loss on investments                (3,674)
                                                      ------------
   Total net assets                                   $196,799,168
                                                      ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2005


NOTE 5. FEDERAL INCOME TAX INFORMATION

     At  August  31,  2005,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

                                           FEDERAL TAX       UNREALIZED        UNREALIZED       NET UNREALIZED
                                              COST          APPRECIATION      DEPRECIATION       APPRECIATION
                                         --------------    --------------    --------------    ----------------
     Money Market Portfolio               $196,724,122          $ --              $ --               $ --

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                         UNDISTRIBUTED     UNDISTRIBUTED
                                            ORDINARY         LONG-TERM
                                             INCOME           GAINS
                                        ---------------   ---------------
                                           $149,562            $ --


     At August 31, 2005, the Fund had capital loss carryforwards of $3,587 which expires August 31, 2013 and is available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, the Fund incurred post-October capital losses of $917. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                               ORDINARY     LONG-TERM
                                                INCOME        GAINS      TOTAL
                                             ------------  -----------  -------
     Money Market Portfolio          2005     $4,297,524        --         --
                                     2004     $1,865,672        --         --

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc. (the "Portfolio"), as of August 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Portfolio for the periods ended, August 31, 2001, August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP



Philadelphia, Pennsylvania
November 3, 2005

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

2. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory and sub-advisory agreements between BIMC and the Company (each an "Advisory Agreement" and collectively the "Advisory Agreements") on behalf of the Portfolio at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Portfolio; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients;
(vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report comparing the Portfolio's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of the Portfolio to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

                       ADDITIONAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)


     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

     During the course of its deliberations, the Directors, meeting in executive session, reached the following conclusions, among others, regarding BIMC and the Advisory and Sub-Advisory Agreements, with respect to the Portfolio. The Directors considered that the Portfolio's gross advisory fees for the Bedford Class and Sansom Class were higher in comparison to that of their peer group average and that both Classes' net advisory fees after waivers were significantly less when compared to their peer group average. It was noted that the fees BIMC charges for managing assets for other clients are lower than the fees charged to the Portfolio. The Board noted that BIMC has agreed to voluntarily waive its advisory fee and reimburse expenses to limit annual operating expenses of the Portfolio. In addition, the Directors considered the Portfolio's gross and net expense ratios, which were higher than ratios for the Bedford Class peer group average and lower than the ratios for the Sansom Class peer group average. The Directors noted the reasons for the Bedford Class' higher expense ratio, including, among other reasons, that last spring, Bear Stearns liquidated its position in the Bedford Class, which in turn decreased the Class' overall assets. The Directors reviewed the Portfolio's performance, discussing that the performance for the Bedford Class was below that of its peer group composite for the year-to-date and one year periods ended March 31, 2005, while the performance of the Sansom Class exceeded that of its peer group composite for the same period. The Directors then determined that the nature, extent and quality of services provided by BIMC in advising the Portfolio was satisfactory; the profits earned by BIMC seemed reasonable; and the benefits derived by BIMC from managing the Portfolio, including the method BIMC uses to select brokers, seemed reasonable. The Directors also discussed economies-of-scale associated with asset growth and decline of each Class of the Portfolio.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fees paid to the Adviser by the Portfolio were reasonable, and in the exercise of its business judgment, determined that BIMC's Advisory and Sub-Advisory Agreements be continued for another one-year period ending August 16, 2006.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky                Director     1988 to present    Since 1969, Director and Vice Chairman,    17        Director,
 Comcast Corporation                                              Comcast Corporation (cable television                Comcast
 1500 Market Street, 35th Fl.                                     and communications); Director, NDS Group             Corporation.
 Philadelphia, PA 19102                                           PLC (provider of systems and
 DOB: 7/16/33                                                     applications for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay                 Director     1988 to present    Since 2000, Vice President, Fox Chase      17           None
 Fox Chase Cancer Center                                          Cancer Center (biomedical research and
 333 Cottman Avenue                                               medical care); prior to 2000,
 Philadelphia, PA 19111                                           Executive Vice President, Fox Chase
 DOB: 12/06/35                                                    Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman               Director     1991 to present    Since December 2000, Director, Gabelli     17           None
 106 Pierrepont Street                                            Group Capital Partners, L.P. (an
 Brooklyn, NY 11201                                               investment partnership); Chief Operating
 DOB: 5/21/48                                                     Officer and member of the Board of
                                                                  Directors of Outercurve Technologies
                                                                  (wireless enabling services) until April
                                                                  2001; Chief Operating Officer and member
                                                                  of the Executive Operating Committee of
                                                                  Warburg Pincus Asset Management, Inc.;
                                                                  Executive Officer and Director of Credit
                                                                  Suisse Asset Management Securities, Inc.
                                                                  (formerly Counsellors Securities, Inc.)
                                                                  and Director/Trustee of various
                                                                  investment companies advised by Warburg
                                                                  Pincus Asset Management, Inc. until
                                                                  September 15, 1999; Prior to 1997,
                                                                  Managing Director of Warburg Pincus
                                                                  Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg              Director     1991 to present    Since 1974, Chairman, Director and         17      Director, Moyco
 Moyco Technologies, Inc.                                         President, Moyco Technologies, Inc.                 Technologies,
 200 Commerce Drive                                               (manufacturer of precision coated and                   Inc.
 Montgomeryville, PA 18936                                        industrial abrasives); Since 1999,
 DOB: 3/24/34                                                     Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky                 Director     1991 to present    Since July 2002, Senior Vice President     17        None
 Oppenheimer & Company, Inc.                                      and prior thereto, Executive Vice
 200 Park Avenue                                                  President of Oppenheimer & Company, Inc.
 New York, NY 10166                                               (formerly Fahnestock & Co., Inc., a
 DOB:4/16/38                                                      registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall               Director     2002 to present    Director of PFPC Inc. from January 1987    17        Director,
 400 Bellevue Parkway                                             to April 2002; Chairman and Chief                   Cornerstone
 Wilmington, DE 19809                                             Executive Officer of PFPC Inc. until                    Bank
 DOB: 9/25/38                                                     April 2002; Executive Vice President of
                                                                  PNC Bank, National Association from
                                                                  October 1981 to April 2002; Director of
                                                                  PFPC International Ltd. (financial
                                                                  services) from August 1993 to April
                                                                  2002; Director of PFPC International
                                                                  (Cayman) Ltd. (financial services) from
                                                                  September 1996 to April 2002; Governor
                                                                  of the Investment Company Institute
                                                                  (investment company industry trade
                                                                  organization) from July 1996 to
                                                                  January 2002; Director of PNC Asset
                                                                  Management, Inc. (investment advisory)
                                                                  from September 1994 to March 1998;
                                                                  Director of PNC National Bank from
                                                                  October 1995 to November 1997;
                                                                  Director of Haydon Bolts, Inc. (bolt
                                                                  manufacturer) and Parkway Real Estate
                                                                  Company (subsidiary of Haydon Bolts,
                                                                  Inc.) since 1984, Director of
                                                                  Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

1 Each Director serves for  an indefinite period  of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall  and  Sablowsky  are  considered  "interested persons"  of the
  Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED                   5 YEARS                    DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                 President      1991 to present  Certified Public Accountant; Vice           N/A            N/A
 400 Bellevue Parkway               and               and        Chairman of the Board, Fox Chase Cancer
 4th Floor                       Treasurer      1988 to present  Center; Trustee Emeritus, Pennsylvania
 Wilmington, DE 19809                                            School for the Deaf; Trustee Emeritus,
 DOB: 6/29/24                                                    Immaculata University; President or Vice
                                                                 President and Treasurer of various
                                                                 investment companies advised by
                                                                 subsidiaries of PNC Bank Corp. from 1981
                                                                 to 1997; Managing General Partner,
                                                                 President since 2002, Treasurer since
                                                                 1981 and Chief Compliance Officer since
                                                                 September 2004 of Chestnut Street
                                                                 Exchange Fund; and Director of the
                                                                 Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                   Secretary      2005 to present  Since 2003, Vice President and Associate    N/A            N/A
 301 Bellevue Parkway                                            Counsel, PFPC Inc. (financial services
 2nd Floor                                                       company); Associate, Stradley, Ronon,
 Wilmington, DE 19809                                            Stevens & Young, LLC (law firm) from 2001
 DOB: 5/19/74                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA      Chief        2004 to present  President, Vigilant Compliance Services,    N/A            N/A
 Vigilant Compliance            Compliance                       Since 2004. Senior Legal Counsel, PFPC
 186 Dundee Drive, Suite 700      Officer                        Inc. from 2002 to 2004; Chief Legal
 Williamstown, NJ 08094                                          Counsel, Corviant Corporation (Investment
 DOB: 12/25/62                                                   Adviser, Broker/Dealer and Service
                                                                 Provider to Investment Advisers and
                                                                 Separate Accountant Providers) from 2001
                                                                 to 2002; Partner, Pepper Hamilton LLP
                                                                 (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996







This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

                                                                    ShareBuilder
                                                                  Bedford Shares
                                               of The RBB Money Market Portfolio

--------------------------------------------------------------------------------
                       Managed by BlackRock Institutional Management Corporation




                                                                 SHAREBUILDER(R)






                                                                   ANNUAL REPORT

                                                                 AUGUST 31, 2005

                                                            www.sharebuilder.com

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)



The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Portfolio") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.










                          NOT PART OF THE ANNUAL REPORT

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from March 1, 2005 through August 31, 2005.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other Funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                          MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                               -----------------------------------------------------------
                                                  BEGINNING              ENDING             EXPENSES PAID
                                                ACCOUNT VALUE         ACCOUNT VALUE            DURING
                                                MARCH 1, 2005        AUGUST 31, 2005           PERIOD*
                                               ---------------      -----------------      ---------------
     Actual                                       $1,000.00             $1,010.90              $4.92
     Hypothetical (5% return before expenses)      1,000.00              1,020.25               4.95

                                                      MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                               -----------------------------------------------------------
                                                  BEGINNING              ENDING             EXPENSES PAID
                                                ACCOUNT VALUE         ACCOUNT VALUE            DURING
                                                MARCH 1, 2005        AUGUST 31, 2005           PERIOD*
                                               ---------------      -----------------      ---------------
     Actual                                       $1,000.00             $1,014.80              $1.02
     Hypothetical (5% return before expenses)      1,000.00              1,024.18               1.02

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value on the first line in each table is based on the actual total return for each class of 1.09% for the Bedford Class shares and 1.48% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                                                   % OF NET
          TYPE                                                                       ASSETS               VALUE
        --------                                                                   ---------          ------------
Short Term Investments:
   Commercial Paper ............................................................       58.3%          $114,729,274
   Variable Rate Obligations ...................................................       14.7             29,000,000
   Repurchase Agreements .......................................................       10.5             20,600,000
   Master Notes ................................................................        7.1             14,000,000
   Certificates of Deposit .....................................................        4.1              8,064,993
   Agency Obligations ..........................................................        4.1              7,999,855
   Municipal Bonds .............................................................        1.2              2,330,000
Other Assets in
Excess of Liabilities ..........................................................        0.0                 75,046
                                                                                    -------           ------------
NET ASSETS                                                                            100.0%          $196,799,168
                                                                                    =======           ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2005



                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
CERTIFICATES OF DEPOSIT--4.1%
DOMESTIC CERTIFICATES OF DEPOSIT--4.1%
Washington Mutual Bank
   3.540%, 09/19/05 ..............................   $ 8,065       $  8,064,993
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $8,064,993) .........................                    8,064,993
                                                                   ------------
COMMERCIAL PAPER--58.3%
ASSET BACKED SECURITIES--22.1%
Beta Finance, Inc.
   3.400%, 09/29/05 ..............................    10,902         10,873,170
Cancara Asset Securitisation,  Ltd.
   3.715%, 11/18/05 ..............................     1,999          1,982,910
Concord Minutemen Capital Co.
   3.530%, 09/02/05 ..............................     2,740          2,739,731
Emerald Certificates MBNA
   Credit Card Master Trust
   3.560%, 10/18/05 ..............................    10,000          9,953,522
Liberty Street Funding Corp.
   3.400%, 09/23/05 ..............................     4,480          4,470,692
Newcastle Certificates
   6.590%, 09/16/05 ..............................    10,000          9,985,042
Ticonderoga Funding LLC
   3.540%, 09/16/05 ..............................     3,460          3,454,896
                                                                   ------------
                                                                     43,459,963
                                                                   ------------
BANKS--25.4%
Alliance & Leicester
   3.260%, 09/19/05 ..............................    10,000          9,983,700
Banco Santander Puerto Rico
   3.540%, 09/07/05 ..............................     4,605          4,602,283
Bank of America Corp.
   3.670%, 10/24/05 ..............................     5,000          4,972,985
Deutsche Bank Financial LLC
   3.525%, 09/20/05 ..............................    11,500         11,478,605
Eurohypo AG
   3.700%, 11/09/05 ..............................    10,000          9,929,083
Westpac Trust Securities, Ltd.
   3.400%, 09/26/05 ..............................     9,000          8,978,750
                                                                   ------------
                                                                     49,945,406
                                                                   ------------
LIFE INSURANCE--4.9%
Irish Life & Permanent
   3.430%, 09/28/05 ..............................     9,700          9,675,047
                                                                   ------------


                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
COMMERCIAL PAPER--(CONTINUED)
MORTGAGE BANKERS &
   CORRESPONDENTS--5.9%
Countrywide Financial Corp.
   3.530%, 09/02/05 ..............................   $11,650       $ 11,648,858
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (Cost $114,729,274) .......................                  114,729,274
                                                                   ------------
MUNICIPAL BONDS--1.2%
PENNSYLVANIA--1.2%
Franklin County, PA IDR
   3.690%, 09/01/05 ..............................     2,330          2,330,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $2,330,000) .........................                    2,330,000
                                                                   ------------
VARIABLE RATE OBLIGATIONS--14.7%
ASSET BACKED SECURITIES--3.1%
Racers Trust ++
   3.861%, 11/28/05 ..............................     5,000          5,000,000
Racers Trust 2004-6++
   3.609%, 09/22/05 ..............................     1,000          1,000,000
                                                                   ------------
                                                                      6,000,000
                                                                   ------------
BANKS--9.1%
Citigroup Global Markets
   3.494%, 09/06/05 ..............................     8,000          8,000,000
HBOS Treasury Services P.L.C.++
   3.510%, 09/26/05 ..............................     8,000          8,000,000
Westpac Banking Corp.++
   3.400%, 09/12/05 ..............................     2,000          2,000,000
                                                                   ------------
                                                                     18,000,000
                                                                   ------------
LIFE INSURANCE--2.5%
Met Life Global Funding, Inc.++
   3.740%, 09/28/05 ..............................     5,000          5,000,000
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $29,000,000) ........................                   29,000,000
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.1%
Federal Home Loan Bank
   3.265%, 09/12/05 ..............................     8,000          7,999,855
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $7,999,855) .........................                    7,999,855
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2005



                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
MASTER NOTES--7.1%
Merrill Lynch Mortgage Capital, Inc.
   3.630%, 09/06/05 ..............................   $ 8,000       $  8,000,000
Morgan Stanley Mortgage Capital, Inc.
   3.733%, 09/01/05 ..............................     6,000          6,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (Cost $14,000,000) ........................                   14,000,000
                                                                   ------------
REPURCHASE AGREEMENTS--10.5%
Morgan Stanley & Co. (Tri-Party
   Agreement dated 8/31/05 to be
   repurchased at $18,0001,795
   collaterized by $18,930,000
   Federal National Mortgage
   Association Medium Term Notes at
   a rate of 2.20% to 5.52%, due
   12/04/06 to 03/09/20. Market Value
   of collateral is $18,636,619.)
   3.590%, 09/01/05 ..............................    18,000         18,000,000

Morgan Stanley & Co. (Tri-Party
   Agreement dated 8/31/05 to be
   repurchased at $2,600,255
   collateralized by $2,637,000
   Federal National Mortgage
   Association Bonds and U.S.
   Treasury Notes at a rate of
   4.00%, due 11/15/12. Market Value
   of Collateral is $2,665,899.)
   3.530%, 09/01/05 ..............................     2,600          2,600,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $20,600,000) ........................                   20,600,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $196,724,122) ...........................                  196,724,122
                                                                   ------------


                                                                      VALUE
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.0% ..........................                 $     75,046
                                                                   ------------
NET ASSETS (APPLICABLE TO
   109,496,743 BEDFORD SHARES
   AND 87,306,099 SANSOM
   STREET SHARES )--100.0% .......................                 $196,799,168
                                                                   ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($196,799,168 / 196,802,842) ..................                        $1.00
                                                                          =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($109,494,713 / 109,496,743) ..................                        $1.00
                                                                          =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($87,304,455 / 87,306,099) ....................                        $1.00
                                                                          =====


++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS

IDR -- Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2005

Investment Income
   Interest .....................................................    $5,443,667
                                                                     ----------
Expenses
   Investment advisory and administration fees ..................       935,881
   Distribution and service fees ................................       672,807
   Printing fees ................................................        64,011
   Custodian fees ...............................................        60,690
   Directors' and Officer's fees ................................        42,052
   Legal fees ...................................................        36,552
   Regulatory administration fees ...............................        31,803
   Transfer agent fees ..........................................        27,825
   Audit fees ...................................................        21,795
   Registration fees ............................................        14,400
   Insurance fees ...............................................        13,718
   Service organization fees ....................................         4,013
   Miscellaneous ................................................         4,180
                                                                     ----------
        Total Expenses ..........................................     1,929,727

   Less fees waived .............................................      (783,584)
                                                                     ----------
        Net total expenses ......................................     1,146,143
                                                                     ----------
Net investment income ...........................................     4,297,524
                                                                     ----------
Realized loss on investments ....................................        (1,655)
                                                                     ----------
Net increase in net assets resulting from operations ............    $4,295,869
                                                                     ==========






                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        FOR THE           FOR THE
                                                                                       YEAR ENDED        YEAR ENDED
                                                                                     AUGUST 31, 2005   AUGUST 31, 2004
                                                                                     ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ........................................................       $  4,297,524      $  1,865,672
  Net loss on investments ......................................................             (1,655)           (2,019)
                                                                                       ------------      ------------
  Net increase in net assets resulting from operations .........................          4,295,869         1,863,653
                                                                                       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .............................................................         (1,591,534)         (202,921)
    Sansom Street shares .......................................................         (2,705,990)       (1,662,751)
Distributions to shareholders from Net realized short-term gains:
    Bedford shares .............................................................                 --            (1,077)
    Sansom Street shares .......................................................                 --            (2,545)
                                                                                       ------------      ------------

      Total distributions to shareholders ......................................         (4,297,524)       (1,869,294)
                                                                                       ------------      ------------
Net capital share transactions (See Note 3) ....................................        (16,571,764)      (65,400,496)
                                                                                       ------------      ------------
Total decrease in net assets ...................................................        (16,573,419)      (65,406,137)
Net Assets:
  Beginning of year ............................................................        213,372,587       278,778,724
                                                                                       ------------      ------------
  End of year ..................................................................       $196,799,168      $213,372,587
                                                                                       ============      ============




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                              THE BEDFORD CLASS
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                           AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ................       0.0162            0.0025            0.0046            0.0157            0.0460
   Net gains/(losses) on securities .....           --                --            0.0005                --                --
                                              --------          --------          --------          --------          --------
     Total from investment
       operations .......................       0.0162            0.0025            0.0051           0.0157             0.0460
                                              --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................      (0.0162)          (0.0025)          (0.0046)          (0.0157)          (0.0460)
   Distributions (from capital gains) ...           --                --           (0.0005)               --                --
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0162)          (0.0025)          (0.0051)          (0.0157)          (0.0460)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
Total Return ............................        1.63%             0.25%             0.53%             1.59%             4.70%

Ratios /Supplemental Data
   Net assets, end of year (000) ........     $109,495          $ 72,001          $ 80,406          $ 52,878          $676,964
   Ratios of expenses to average
     net assets(a) ......................         .97%              .94%              .98%             1.00%             1.00%
   Ratios of net investment income
     to average net assets ..............        1.68%              .24%              .46%             1.75%             4.46%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.23%, 1.34%, 1.30%, 1.25% and 1.19% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                          THE SANSOM STREET CLASS
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                           AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ................       0.0239            0.0100            0.0114            0.0209            0.0511
   Net gains/(losses) on securities .....           --                --            0.0005                --                --
                                              --------          --------          --------          --------          --------
     Total net income from investment
       operations .......................       0.0239            0.0100            0.0119            0.0209            0.0511
                                              --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................      (0.0239)          (0.0100)          (0.0114)          (0.0209)          (0.0511)
   Distributions (from capital gains) ...           --                --           (0.0005)               --                --
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0239)         (0.0100)           (0.0119)          (0.0209)          (0.0511)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
     Total Return .......................        2.41%             1.00%             1.21%             2.11%             5.23%

Ratios/Supplemental Data
   Net assets, end of year (000) ........     $ 87,304          $141,372          $198,373          $244,212          $201,632
   Ratios of expenses to average
     net assets(a) ......................         .20%              .20%              .30%              .49%              .49%
   Ratios of net investment income to
     average net assets .................        2.39%              .98%             1.14%             2.10%             5.23%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been .67%, .59%, .57%, .64% and .61% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion shares are currently classified into one hundred and three classes of Common Stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              The following permanent differences as of August 31, 2005, primarily attributable to distribution reclass from ordinary income to short-term gain were reclassified to the following accounts:

                                               INCREASE           DECREASE
                                              ACCUMULATED        ACCUMULATED
                                            NET INVESTMENT      NET REALIZED
                                                 LOSS               LOSS
                                           ----------------    --------------
     Money Market Portfolio                      $831              $(831)

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management  Corp.  (the  "Adviser"  or  "BIMC"),   an  indirect   majority-owned
subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of ..10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE
     -------------------------    ----------------------------------------------
     Money Market Portfolio       .45% of first $250 million of net assets;
                                  .40% of next $250 million of net assets;
                                  .35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2005, advisory fees and waivers for the investment portfolio were as follows:

                                      GROSS                           NET
                                    ADVISORY                       ADVISORY
                                       FEE           WAIVER            FEE
                                   ----------     -----------     ----------
     Money Market Portfolio         $935,881       $(726,915)      $208,966

     As of August 31, 2005, the Portfolio owed BIMC $16,990 in advisory fees.

     The Funds will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period September 1, 2004 to August 31, 2005 was $31,803.

     The investment adviser/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2005, the expense caps were as follows:

     PORTFOLIO                      CLASS OF SHARES           EXPENSE CAP
     ----------                    -----------------         -------------
     Money Market Portfolio         Bedford                       0.97%
                                    Sansom Street                 0.20%

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .05% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2005, distribution fees paid to PFPC Distributors for each class were as follows:

                                                 GROSS                                    NET
                                              DISTRIBUTION                            DISTRIBUTION
                                                  FEE                WAIVER               FEE
                                            ----------------      ------------      ----------------
       Money Market Portfolio
           Bedford Class                        $616,138                  --            $616,138
           Sansom Street Class                    56,669            $(56,669)                 --
                                                --------            --------            --------
           Total Money Market Portfolio         $672,807            $(56,669)           $616,138
                                                ========            ========            ========

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2005, transfer agency fees for each class of shares within the investment portfolio were as follows:
                                               TRANSFER AGENCY      BASIS
                                                     FEE           POINTS
                                               ---------------    --------
       Money Market Portfolio
           Bedford Class                           $ 2,379          0.25
           Sansom Street Class                      25,446          2.25
                                                   -------
               Total Money Market Portfolio        $27,825
                                                   =======

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

            PORTFOLIO                           ANNUAL RATE
     -----------------------    ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2005, service organization fees were $4,013 for the Money Market Portfolio.

     As of August 31, 2005, the Portfolio owed PFPC and its affiliates $71,817 for their services.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                                 FOR THE               FOR THE
                                                                               YEAR ENDED            YEAR ENDED
                                                                             AUGUST 31, 2005       AUGUST 31, 2004
                                                                            -----------------     -----------------
     Shares sold:
         Bedford Class                                                            442,206,980          386,514,072
         Sansom Street Class                                                    1,616,798,271        1,920,438,260
                                                                              ---------------      ---------------
            Total Shares Sold                                                   2,059,005,251        2,306,952,332
     Shares issued on reinvestment of dividends:
         Bedford Class                                                              1,524,066              198,103
         Sansom Street Class                                                          135,455               77,190
                                                                              ---------------      ---------------
            Total Shares Reinvested                                                 1,659,521              275,293
     Shares repurchased:
         Bedford Class                                                           (406,236,164)        (395,118,572)
         Sansom Street Class                                                   (1,671,000,372)      (1,977,508,749)
                                                                              ---------------      ---------------
            Total Shares Repurchased                                           (2,077,236,536)      (2,372,627,321)


     Refund of deposit of capital for intent of share purchase:*                           --                 (800)
                                                                              ---------------      ---------------
     Net decrease                                                                 (16,571,764)         (65,400,496)
                                                                              ===============      ===============
     Bedford Shares authorized                                                  1,500,000,000        1,500,000,000
                                                                              ===============      ===============
     Sansom Street Shares authorized                                            1,500,000,000        1,500,000,000
                                                                              ===============      ===============

     * This class of shares was never operational and is now closed.

NOTE 4. NET ASSETS

     At August 31, 2005, net assets consisted of the following:

                                                      MONEY MARKET
                                                        PORTFOLIO
                                                      ------------
Paid-in capital                                       $196,802,842
Accumulated net realized loss on investments                (3,674)
                                                      ------------
   Total net assets                                   $196,799,168
                                                      ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2005


NOTE 5. FEDERAL INCOME TAX INFORMATION

     At  August  31,  2005,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

                                           FEDERAL TAX       UNREALIZED        UNREALIZED       NET UNREALIZED
                                              COST          APPRECIATION      DEPRECIATION       APPRECIATION
                                         --------------    --------------    --------------    ----------------
     Money Market Portfolio               $196,724,122          $ --              $ --               $ --

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                         UNDISTRIBUTED     UNDISTRIBUTED
                                            ORDINARY         LONG-TERM
                                             INCOME           GAINS
                                        ---------------   ---------------
                                           $149,562            $ --


     At August 31, 2005, the Fund had capital loss carryforwards of $3,587 which expires August 31, 2013 and is available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, the Fund incurred post-October capital losses of $917. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                               ORDINARY     LONG-TERM
                                                INCOME        GAINS      TOTAL
                                             ------------  -----------  -------
     Money Market Portfolio          2005     $4,297,524        --         --
                                     2004     $1,865,672        --         --

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc. (the "Portfolio"), as of August 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Portfolio for the periods ended, August 31, 2001, August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP



Philadelphia, Pennsylvania
November 3, 2005

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

2. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory and sub-advisory agreements between BIMC and the Company (each an "Advisory Agreement" and collectively the "Advisory Agreements") on behalf of the Portfolio at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Portfolio; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients;
(vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report comparing the Portfolio's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of the Portfolio to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

                       ADDITIONAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)


     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

     During the course of its deliberations, the Directors, meeting in executive session, reached the following conclusions, among others, regarding BIMC and the Advisory and Sub-Advisory Agreements, with respect to the Portfolio. The Directors considered that the Portfolio's gross advisory fees for the Bedford Class and Sansom Class were higher in comparison to that of their peer group average and that both Classes' net advisory fees after waivers were significantly less when compared to their peer group average. It was noted that the fees BIMC charges for managing assets for other clients are lower than the fees charged to the Portfolio. The Board noted that BIMC has agreed to voluntarily waive its advisory fee and reimburse expenses to limit annual operating expenses of the Portfolio. In addition, the Directors considered the Portfolio's gross and net expense ratios, which were higher than ratios for the Bedford Class peer group average and lower than the ratios for the Sansom Class peer group average. The Directors noted the reasons for the Bedford Class' higher expense ratio, including, among other reasons, that last spring, Bear Stearns liquidated its position in the Bedford Class, which in turn decreased the Class' overall assets. The Directors reviewed the Portfolio's performance, discussing that the performance for the Bedford Class was below that of its peer group composite for the year-to-date and one year periods ended March 31, 2005, while the performance of the Sansom Class exceeded that of its peer group composite for the same period. The Directors then determined that the nature, extent and quality of services provided by BIMC in advising the Portfolio was satisfactory; the profits earned by BIMC seemed reasonable; and the benefits derived by BIMC from managing the Portfolio, including the method BIMC uses to select brokers, seemed reasonable. The Directors also discussed economies-of-scale associated with asset growth and decline of each Class of the Portfolio.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fees paid to the Adviser by the Portfolio were reasonable, and in the exercise of its business judgment, determined that BIMC's Advisory and Sub-Advisory Agreements be continued for another one-year period ending August 16, 2006.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky                Director     1988 to present    Since 1969, Director and Vice Chairman,    17        Director,
 Comcast Corporation                                              Comcast Corporation (cable television                Comcast
 1500 Market Street, 35th Fl.                                     and communications); Director, NDS Group             Corporation.
 Philadelphia, PA 19102                                           PLC (provider of systems and
 DOB: 7/16/33                                                     applications for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay                 Director     1988 to present    Since 2000, Vice President, Fox Chase      17           None
 Fox Chase Cancer Center                                          Cancer Center (biomedical research and
 333 Cottman Avenue                                               medical care); prior to 2000,
 Philadelphia, PA 19111                                           Executive Vice President, Fox Chase
 DOB: 12/06/35                                                    Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman               Director     1991 to present    Since December 2000, Director, Gabelli     17           None
 106 Pierrepont Street                                            Group Capital Partners, L.P. (an
 Brooklyn, NY 11201                                               investment partnership); Chief Operating
 DOB: 5/21/48                                                     Officer and member of the Board of
                                                                  Directors of Outercurve Technologies
                                                                  (wireless enabling services) until April
                                                                  2001; Chief Operating Officer and member
                                                                  of the Executive Operating Committee of
                                                                  Warburg Pincus Asset Management, Inc.;
                                                                  Executive Officer and Director of Credit
                                                                  Suisse Asset Management Securities, Inc.
                                                                  (formerly Counsellors Securities, Inc.)
                                                                  and Director/Trustee of various
                                                                  investment companies advised by Warburg
                                                                  Pincus Asset Management, Inc. until
                                                                  September 15, 1999; Prior to 1997,
                                                                  Managing Director of Warburg Pincus
                                                                  Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg              Director     1991 to present    Since 1974, Chairman, Director and         17      Director, Moyco
 Moyco Technologies, Inc.                                         President, Moyco Technologies, Inc.                 Technologies,
 200 Commerce Drive                                               (manufacturer of precision coated and                   Inc.
 Montgomeryville, PA 18936                                        industrial abrasives); Since 1999,
 DOB: 3/24/34                                                     Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky                 Director     1991 to present    Since July 2002, Senior Vice President     17        None
 Oppenheimer & Company, Inc.                                      and prior thereto, Executive Vice
 200 Park Avenue                                                  President of Oppenheimer & Company, Inc.
 New York, NY 10166                                               (formerly Fahnestock & Co., Inc., a
 DOB:4/16/38                                                      registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall               Director     2002 to present    Director of PFPC Inc. from January 1987    17        Director,
 400 Bellevue Parkway                                             to April 2002; Chairman and Chief                   Cornerstone
 Wilmington, DE 19809                                             Executive Officer of PFPC Inc. until                    Bank
 DOB: 9/25/38                                                     April 2002; Executive Vice President of
                                                                  PNC Bank, National Association from
                                                                  October 1981 to April 2002; Director of
                                                                  PFPC International Ltd. (financial
                                                                  services) from August 1993 to April
                                                                  2002; Director of PFPC International
                                                                  (Cayman) Ltd. (financial services) from
                                                                  September 1996 to April 2002; Governor
                                                                  of the Investment Company Institute
                                                                  (investment company industry trade
                                                                  organization) from July 1996 to
                                                                  January 2002; Director of PNC Asset
                                                                  Management, Inc. (investment advisory)
                                                                  from September 1994 to March 1998;
                                                                  Director of PNC National Bank from
                                                                  October 1995 to November 1997;
                                                                  Director of Haydon Bolts, Inc. (bolt
                                                                  manufacturer) and Parkway Real Estate
                                                                  Company (subsidiary of Haydon Bolts,
                                                                  Inc.) since 1984, Director of
                                                                  Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

1 Each Director serves for  an indefinite period  of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall  and  Sablowsky  are  considered  "interested persons"  of the
  Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED                   5 YEARS                    DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                 President      1991 to present  Certified Public Accountant; Vice           N/A            N/A
 400 Bellevue Parkway               and               and        Chairman of the Board, Fox Chase Cancer
 4th Floor                       Treasurer      1988 to present  Center; Trustee Emeritus, Pennsylvania
 Wilmington, DE 19809                                            School for the Deaf; Trustee Emeritus,
 DOB: 6/29/24                                                    Immaculata University; President or Vice
                                                                 President and Treasurer of various
                                                                 investment companies advised by
                                                                 subsidiaries of PNC Bank Corp. from 1981
                                                                 to 1997; Managing General Partner,
                                                                 President since 2002, Treasurer since
                                                                 1981 and Chief Compliance Officer since
                                                                 September 2004 of Chestnut Street
                                                                 Exchange Fund; and Director of the
                                                                 Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                   Secretary      2005 to present  Since 2003, Vice President and Associate    N/A            N/A
 301 Bellevue Parkway                                            Counsel, PFPC Inc. (financial services
 2nd Floor                                                       company); Associate, Stradley, Ronon,
 Wilmington, DE 19809                                            Stevens & Young, LLC (law firm) from 2001
 DOB: 5/19/74                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA      Chief        2004 to present  President, Vigilant Compliance Services,    N/A            N/A
 Vigilant Compliance            Compliance                       Since 2004. Senior Legal Counsel, PFPC
 186 Dundee Drive, Suite 700      Officer                        Inc. from 2002 to 2004; Chief Legal
 Williamstown, NJ 08094                                          Counsel, Corviant Corporation (Investment
 DOB: 12/25/62                                                   Adviser, Broker/Dealer and Service
                                                                 Provider to Investment Advisers and
                                                                 Separate Accountant Providers) from 2001
                                                                 to 2002; Partner, Pepper Hamilton LLP
                                                                 (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

CUSTOMER CARE

For questions regarding your ShareBuilder account please call 1-800-SHRBLDR (1-800-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are NOT able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.

WRITTEN CORRESPONDENCE
Post Office Address:  ShareBuilder -- Bedford Shares of The RBB Money Market
                      Portfolio
                      c/o ShareBuilder Securities Corporation
                      PO Box 1728
                      Bellevue, WA 98009

Street Address:       ShareBuilder -- Bedford Shares of The RBB Money Market
                      Portfolio
                      c/o ShareBuilder Securities Corporation
                      1445 -- 120th Avenue Northeast
                      Bellevue, WA 98005





INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================


                                   THE SANSOM
                                     STREET
                                     CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO








                                 Annual Report
                                August 31, 2005
================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE
                                   (UNAUDITED)



The RBB Fund, Inc. MONEY MARKET PORTFOLIO (the "Portfolio") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 533-7719.










                          NOT PART OF THE ANNUAL REPORT

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from March 1, 2005 through August 31, 2005.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other Funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                          MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                               -----------------------------------------------------------
                                                  BEGINNING              ENDING             EXPENSES PAID
                                                ACCOUNT VALUE         ACCOUNT VALUE            DURING
                                                MARCH 1, 2005        AUGUST 31, 2005           PERIOD*
                                               ---------------      -----------------      ---------------
     Actual                                       $1,000.00             $1,010.90              $4.92
     Hypothetical (5% return before expenses)      1,000.00              1,020.25               4.95

                                                      MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                               -----------------------------------------------------------
                                                  BEGINNING              ENDING             EXPENSES PAID
                                                ACCOUNT VALUE         ACCOUNT VALUE            DURING
                                                MARCH 1, 2005        AUGUST 31, 2005           PERIOD*
                                               ---------------      -----------------      ---------------
     Actual                                       $1,000.00             $1,014.80              $1.02
     Hypothetical (5% return before expenses)      1,000.00              1,024.18               1.02

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for the Bedford Class shares and 0.20% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value on the first line in each table is based on the actual total return for each class of 1.09% for the Bedford Class shares and 1.48% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                                                   % OF NET
          TYPE                                                                       ASSETS               VALUE
        --------                                                                   ---------          ------------
Short Term Investments:
   Commercial Paper ............................................................       58.3%          $114,729,274
   Variable Rate Obligations ...................................................       14.7             29,000,000
   Repurchase Agreements .......................................................       10.5             20,600,000
   Master Notes ................................................................        7.1             14,000,000
   Certificates of Deposit .....................................................        4.1              8,064,993
   Agency Obligations ..........................................................        4.1              7,999,855
   Municipal Bonds .............................................................        1.2              2,330,000
Other Assets in
Excess of Liabilities ..........................................................        0.0                 75,046
                                                                                    -------           ------------
NET ASSETS                                                                            100.0%          $196,799,168
                                                                                    =======           ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2005



                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
CERTIFICATES OF DEPOSIT--4.1%
DOMESTIC CERTIFICATES OF DEPOSIT--4.1%
Washington Mutual Bank
   3.540%, 09/19/05 ..............................   $ 8,065       $  8,064,993
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $8,064,993) .........................                    8,064,993
                                                                   ------------
COMMERCIAL PAPER--58.3%
ASSET BACKED SECURITIES--22.1%
Beta Finance, Inc.
   3.400%, 09/29/05 ..............................    10,902         10,873,170
Cancara Asset Securitisation,  Ltd.
   3.715%, 11/18/05 ..............................     1,999          1,982,910
Concord Minutemen Capital Co.
   3.530%, 09/02/05 ..............................     2,740          2,739,731
Emerald Certificates MBNA
   Credit Card Master Trust
   3.560%, 10/18/05 ..............................    10,000          9,953,522
Liberty Street Funding Corp.
   3.400%, 09/23/05 ..............................     4,480          4,470,692
Newcastle Certificates
   6.590%, 09/16/05 ..............................    10,000          9,985,042
Ticonderoga Funding LLC
   3.540%, 09/16/05 ..............................     3,460          3,454,896
                                                                   ------------
                                                                     43,459,963
                                                                   ------------
BANKS--25.4%
Alliance & Leicester
   3.260%, 09/19/05 ..............................    10,000          9,983,700
Banco Santander Puerto Rico
   3.540%, 09/07/05 ..............................     4,605          4,602,283
Bank of America Corp.
   3.670%, 10/24/05 ..............................     5,000          4,972,985
Deutsche Bank Financial LLC
   3.525%, 09/20/05 ..............................    11,500         11,478,605
Eurohypo AG
   3.700%, 11/09/05 ..............................    10,000          9,929,083
Westpac Trust Securities, Ltd.
   3.400%, 09/26/05 ..............................     9,000          8,978,750
                                                                   ------------
                                                                     49,945,406
                                                                   ------------
LIFE INSURANCE--4.9%
Irish Life & Permanent
   3.430%, 09/28/05 ..............................     9,700          9,675,047
                                                                   ------------


                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
COMMERCIAL PAPER--(CONTINUED)
MORTGAGE BANKERS &
   CORRESPONDENTS--5.9%
Countrywide Financial Corp.
   3.530%, 09/02/05 ..............................   $11,650       $ 11,648,858
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (Cost $114,729,274) .......................                  114,729,274
                                                                   ------------
MUNICIPAL BONDS--1.2%
PENNSYLVANIA--1.2%
Franklin County, PA IDR
   3.690%, 09/01/05 ..............................     2,330          2,330,000
                                                                   ------------
     TOTAL MUNICIPAL BONDS
       (Cost $2,330,000) .........................                    2,330,000
                                                                   ------------
VARIABLE RATE OBLIGATIONS--14.7%
ASSET BACKED SECURITIES--3.1%
Racers Trust ++
   3.861%, 11/28/05 ..............................     5,000          5,000,000
Racers Trust 2004-6++
   3.609%, 09/22/05 ..............................     1,000          1,000,000
                                                                   ------------
                                                                      6,000,000
                                                                   ------------
BANKS--9.1%
Citigroup Global Markets
   3.494%, 09/06/05 ..............................     8,000          8,000,000
HBOS Treasury Services P.L.C.++
   3.510%, 09/26/05 ..............................     8,000          8,000,000
Westpac Banking Corp.++
   3.400%, 09/12/05 ..............................     2,000          2,000,000
                                                                   ------------
                                                                     18,000,000
                                                                   ------------
LIFE INSURANCE--2.5%
Met Life Global Funding, Inc.++
   3.740%, 09/28/05 ..............................     5,000          5,000,000
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $29,000,000) ........................                   29,000,000
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.1%
Federal Home Loan Bank
   3.265%, 09/12/05 ..............................     8,000          7,999,855
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $7,999,855) .........................                    7,999,855
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2005



                                                       PAR
                                                      (000)            VALUE
                                                     -------       ------------
MASTER NOTES--7.1%
Merrill Lynch Mortgage Capital, Inc.
   3.630%, 09/06/05 ..............................   $ 8,000       $  8,000,000
Morgan Stanley Mortgage Capital, Inc.
   3.733%, 09/01/05 ..............................     6,000          6,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (Cost $14,000,000) ........................                   14,000,000
                                                                   ------------
REPURCHASE AGREEMENTS--10.5%
Morgan Stanley & Co. (Tri-Party
   Agreement dated 8/31/05 to be
   repurchased at $18,0001,795
   collaterized by $18,930,000
   Federal National Mortgage
   Association Medium Term Notes at
   a rate of 2.20% to 5.52%, due
   12/04/06 to 03/09/20. Market Value
   of collateral is $18,636,619.)
   3.590%, 09/01/05 ..............................    18,000         18,000,000

Morgan Stanley & Co. (Tri-Party
   Agreement dated 8/31/05 to be
   repurchased at $2,600,255
   collateralized by $2,637,000
   Federal National Mortgage
   Association Bonds and U.S.
   Treasury Notes at a rate of
   4.00%, due 11/15/12. Market Value
   of Collateral is $2,665,899.)
   3.530%, 09/01/05 ..............................     2,600          2,600,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $20,600,000) ........................                   20,600,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $196,724,122) ...........................                  196,724,122
                                                                   ------------


                                                                      VALUE
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.0% ..........................                 $     75,046
                                                                   ------------
NET ASSETS (APPLICABLE TO
   109,496,743 BEDFORD SHARES
   AND 87,306,099 SANSOM
   STREET SHARES )--100.0% .......................                 $196,799,168
                                                                   ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($196,799,168 / 196,802,842) ..................                        $1.00
                                                                          =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($109,494,713 / 109,496,743) ..................                        $1.00
                                                                          =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($87,304,455 / 87,306,099) ....................                        $1.00
                                                                          =====


++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS

IDR -- Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2005

Investment Income
   Interest .....................................................    $5,443,667
                                                                     ----------
Expenses
   Investment advisory and administration fees ..................       935,881
   Distribution and service fees ................................       672,807
   Printing fees ................................................        64,011
   Custodian fees ...............................................        60,690
   Directors' and Officer's fees ................................        42,052
   Legal fees ...................................................        36,552
   Regulatory administration fees ...............................        31,803
   Transfer agent fees ..........................................        27,825
   Audit fees ...................................................        21,795
   Registration fees ............................................        14,400
   Insurance fees ...............................................        13,718
   Service organization fees ....................................         4,013
   Miscellaneous ................................................         4,180
                                                                     ----------
        Total Expenses ..........................................     1,929,727

   Less fees waived .............................................      (783,584)
                                                                     ----------
        Net total expenses ......................................     1,146,143
                                                                     ----------
Net investment income ...........................................     4,297,524
                                                                     ----------
Realized loss on investments ....................................        (1,655)
                                                                     ----------
Net increase in net assets resulting from operations ............    $4,295,869
                                                                     ==========






                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        FOR THE           FOR THE
                                                                                       YEAR ENDED        YEAR ENDED
                                                                                     AUGUST 31, 2005   AUGUST 31, 2004
                                                                                     ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ........................................................       $  4,297,524      $  1,865,672
  Net loss on investments ......................................................             (1,655)           (2,019)
                                                                                       ------------      ------------
  Net increase in net assets resulting from operations .........................          4,295,869         1,863,653
                                                                                       ------------      ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .............................................................         (1,591,534)         (202,921)
    Sansom Street shares .......................................................         (2,705,990)       (1,662,751)
Distributions to shareholders from Net realized short-term gains:
    Bedford shares .............................................................                 --            (1,077)
    Sansom Street shares .......................................................                 --            (2,545)
                                                                                       ------------      ------------

      Total distributions to shareholders ......................................         (4,297,524)       (1,869,294)
                                                                                       ------------      ------------
Net capital share transactions (See Note 3) ....................................        (16,571,764)      (65,400,496)
                                                                                       ------------      ------------
Total decrease in net assets ...................................................        (16,573,419)      (65,406,137)
Net Assets:
  Beginning of year ............................................................        213,372,587       278,778,724
                                                                                       ------------      ------------
  End of year ..................................................................       $196,799,168      $213,372,587
                                                                                       ============      ============




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                              THE BEDFORD CLASS
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                           AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ................       0.0162            0.0025            0.0046            0.0157            0.0460
   Net gains/(losses) on securities .....           --                --            0.0005                --                --
                                              --------          --------          --------          --------          --------
     Total from investment
       operations .......................       0.0162            0.0025            0.0051           0.0157             0.0460
                                              --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................      (0.0162)          (0.0025)          (0.0046)          (0.0157)          (0.0460)
   Distributions (from capital gains) ...           --                --           (0.0005)               --                --
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0162)          (0.0025)          (0.0051)          (0.0157)          (0.0460)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
Total Return ............................        1.63%             0.25%             0.53%             1.59%             4.70%

Ratios /Supplemental Data
   Net assets, end of year (000) ........     $109,495          $ 72,001          $ 80,406          $ 52,878          $676,964
   Ratios of expenses to average
     net assets(a) ......................         .97%              .94%              .98%             1.00%             1.00%
   Ratios of net investment income
     to average net assets ..............        1.68%              .24%              .46%             1.75%             4.46%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.23%, 1.34%, 1.30%, 1.25% and 1.19% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                          THE SANSOM STREET CLASS
                                           ---------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE            FOR THE
                                                 YEAR              YEAR              YEAR              YEAR              YEAR
                                                ENDED             ENDED             ENDED             ENDED             ENDED
                                           AUGUST 31, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year ......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              --------          --------          --------          --------          --------
Income from investment operations:
   Net investment income ................       0.0239            0.0100            0.0114            0.0209            0.0511
   Net gains/(losses) on securities .....           --                --            0.0005                --                --
                                              --------          --------          --------          --------          --------
     Total net income from investment
       operations .......................       0.0239            0.0100            0.0119            0.0209            0.0511
                                              --------          --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................      (0.0239)          (0.0100)          (0.0114)          (0.0209)          (0.0511)
   Distributions (from capital gains) ...           --                --           (0.0005)               --                --
                                              --------          --------          --------          --------          --------
     Total distributions ................      (0.0239)         (0.0100)           (0.0119)          (0.0209)          (0.0511)
                                              --------          --------          --------          --------          --------
Net asset value, end of year ............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                              ========          ========          ========          ========          ========
     Total Return .......................        2.41%             1.00%             1.21%             2.11%             5.23%

Ratios/Supplemental Data
   Net assets, end of year (000) ........     $ 87,304          $141,372          $198,373          $244,212          $201,632
   Ratios of expenses to average
     net assets(a) ......................         .20%              .20%              .30%              .49%              .49%
   Ratios of net investment income to
     average net assets .................        2.39%              .98%             1.14%             2.10%             5.23%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been .67%, .59%, .57%, .64% and .61% for the years ended August 31, 2005, 2004, 2003, 2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion shares are currently classified into one hundred and three classes of Common Stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter assumes constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              The following permanent differences as of August 31, 2005, primarily attributable to distribution reclass from ordinary income to short-term gain were reclassified to the following accounts:

                                               INCREASE           DECREASE
                                              ACCUMULATED        ACCUMULATED
                                            NET INVESTMENT      NET REALIZED
                                                 LOSS               LOSS
                                           ----------------    --------------
     Money Market Portfolio                      $831              $(831)

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management  Corp.  (the  "Adviser"  or  "BIMC"),   an  indirect   majority-owned
subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of ..10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

             PORTFOLIO                             ANNUAL RATE
     -------------------------    ----------------------------------------------
     Money Market Portfolio       .45% of first $250 million of net assets;
                                  .40% of next $250 million of net assets;
                                  .35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2005, advisory fees and waivers for the investment portfolio were as follows:

                                      GROSS                           NET
                                    ADVISORY                       ADVISORY
                                       FEE           WAIVER            FEE
                                   ----------     -----------     ----------
     Money Market Portfolio         $935,881       $(726,915)      $208,966

     As of August 31, 2005, the Portfolio owed BIMC $16,990 in advisory fees.

     The Funds will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period September 1, 2004 to August 31, 2005 was $31,803.

     The investment adviser/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2005, the expense caps were as follows:

     PORTFOLIO                      CLASS OF SHARES           EXPENSE CAP
     ----------                    -----------------         -------------
     Money Market Portfolio         Bedford                       0.97%
                                    Sansom Street                 0.20%

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .05% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2005, distribution fees paid to PFPC Distributors for each class were as follows:

                                                 GROSS                                    NET
                                              DISTRIBUTION                            DISTRIBUTION
                                                  FEE                WAIVER               FEE
                                            ----------------      ------------      ----------------
       Money Market Portfolio
           Bedford Class                        $616,138                  --            $616,138
           Sansom Street Class                    56,669            $(56,669)                 --
                                                --------            --------            --------
           Total Money Market Portfolio         $672,807            $(56,669)           $616,138
                                                ========            ========            ========

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2005, transfer agency fees for each class of shares within the investment portfolio were as follows:
                                               TRANSFER AGENCY      BASIS
                                                     FEE           POINTS
                                               ---------------    --------
       Money Market Portfolio
           Bedford Class                           $ 2,379          0.25
           Sansom Street Class                      25,446          2.25
                                                   -------
               Total Money Market Portfolio        $27,825
                                                   =======

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

            PORTFOLIO                           ANNUAL RATE
     -----------------------    ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2005, service organization fees were $4,013 for the Money Market Portfolio.

     As of August 31, 2005, the Portfolio owed PFPC and its affiliates $71,817 for their services.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005


NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                                 FOR THE               FOR THE
                                                                               YEAR ENDED            YEAR ENDED
                                                                             AUGUST 31, 2005       AUGUST 31, 2004
                                                                            -----------------     -----------------
     Shares sold:
         Bedford Class                                                            442,206,980          386,514,072
         Sansom Street Class                                                    1,616,798,271        1,920,438,260
                                                                              ---------------      ---------------
            Total Shares Sold                                                   2,059,005,251        2,306,952,332
     Shares issued on reinvestment of dividends:
         Bedford Class                                                              1,524,066              198,103
         Sansom Street Class                                                          135,455               77,190
                                                                              ---------------      ---------------
            Total Shares Reinvested                                                 1,659,521              275,293
     Shares repurchased:
         Bedford Class                                                           (406,236,164)        (395,118,572)
         Sansom Street Class                                                   (1,671,000,372)      (1,977,508,749)
                                                                              ---------------      ---------------
            Total Shares Repurchased                                           (2,077,236,536)      (2,372,627,321)


     Refund of deposit of capital for intent of share purchase:*                           --                 (800)
                                                                              ---------------      ---------------
     Net decrease                                                                 (16,571,764)         (65,400,496)
                                                                              ===============      ===============
     Bedford Shares authorized                                                  1,500,000,000        1,500,000,000
                                                                              ===============      ===============
     Sansom Street Shares authorized                                            1,500,000,000        1,500,000,000
                                                                              ===============      ===============

     * This class of shares was never operational and is now closed.

NOTE 4. NET ASSETS

     At August 31, 2005, net assets consisted of the following:

                                                      MONEY MARKET
                                                        PORTFOLIO
                                                      ------------
Paid-in capital                                       $196,802,842
Accumulated net realized loss on investments                (3,674)
                                                      ------------
   Total net assets                                   $196,799,168
                                                      ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2005


NOTE 5. FEDERAL INCOME TAX INFORMATION

     At  August  31,  2005,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:

                                           FEDERAL TAX       UNREALIZED        UNREALIZED       NET UNREALIZED
                                              COST          APPRECIATION      DEPRECIATION       APPRECIATION
                                         --------------    --------------    --------------    ----------------
     Money Market Portfolio               $196,724,122          $ --              $ --               $ --

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                         UNDISTRIBUTED     UNDISTRIBUTED
                                            ORDINARY         LONG-TERM
                                             INCOME           GAINS
                                        ---------------   ---------------
                                           $149,562            $ --


     At August 31, 2005, the Fund had capital loss carryforwards of $3,587 which expires August 31, 2013 and is available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, the Fund incurred post-October capital losses of $917. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                               ORDINARY     LONG-TERM
                                                INCOME        GAINS      TOTAL
                                             ------------  -----------  -------
     Money Market Portfolio          2005     $4,297,524        --         --
                                     2004     $1,865,672        --         --

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statement of net assets of Money Market Portfolio, a series of The RBB Fund, Inc. (the "Portfolio"), as of August 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Portfolio for the periods ended, August 31, 2001, August 31, 2002 and August 31, 2003 were audited by other auditors whose report, dated October 27, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP



Philadelphia, Pennsylvania
November 3, 2005

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

2. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory and sub-advisory agreements between BIMC and the Company (each an "Advisory Agreement" and collectively the "Advisory Agreements") on behalf of the Portfolio at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Portfolio; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients;
(vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report comparing the Portfolio's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of the Portfolio to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

                       ADDITIONAL INFORMATION (CONCLUDED)
                                   (UNAUDITED)


     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

     During the course of its deliberations, the Directors, meeting in executive session, reached the following conclusions, among others, regarding BIMC and the Advisory and Sub-Advisory Agreements, with respect to the Portfolio. The Directors considered that the Portfolio's gross advisory fees for the Bedford Class and Sansom Class were higher in comparison to that of their peer group average and that both Classes' net advisory fees after waivers were significantly less when compared to their peer group average. It was noted that the fees BIMC charges for managing assets for other clients are lower than the fees charged to the Portfolio. The Board noted that BIMC has agreed to voluntarily waive its advisory fee and reimburse expenses to limit annual operating expenses of the Portfolio. In addition, the Directors considered the Portfolio's gross and net expense ratios, which were higher than ratios for the Bedford Class peer group average and lower than the ratios for the Sansom Class peer group average. The Directors noted the reasons for the Bedford Class' higher expense ratio, including, among other reasons, that last spring, Bear Stearns liquidated its position in the Bedford Class, which in turn decreased the Class' overall assets. The Directors reviewed the Portfolio's performance, discussing that the performance for the Bedford Class was below that of its peer group composite for the year-to-date and one year periods ended March 31, 2005, while the performance of the Sansom Class exceeded that of its peer group composite for the same period. The Directors then determined that the nature, extent and quality of services provided by BIMC in advising the Portfolio was satisfactory; the profits earned by BIMC seemed reasonable; and the benefits derived by BIMC from managing the Portfolio, including the method BIMC uses to select brokers, seemed reasonable. The Directors also discussed economies-of-scale associated with asset growth and decline of each Class of the Portfolio.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fees paid to the Adviser by the Portfolio were reasonable, and in the exercise of its business judgment, determined that BIMC's Advisory and Sub-Advisory Agreements be continued for another one-year period ending August 16, 2006.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)



     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky                Director     1988 to present    Since 1969, Director and Vice Chairman,    17        Director,
 Comcast Corporation                                              Comcast Corporation (cable television                Comcast
 1500 Market Street, 35th Fl.                                     and communications); Director, NDS Group             Corporation.
 Philadelphia, PA 19102                                           PLC (provider of systems and
 DOB: 7/16/33                                                     applications for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay                 Director     1988 to present    Since 2000, Vice President, Fox Chase      17           None
 Fox Chase Cancer Center                                          Cancer Center (biomedical research and
 333 Cottman Avenue                                               medical care); prior to 2000,
 Philadelphia, PA 19111                                           Executive Vice President, Fox Chase
 DOB: 12/06/35                                                    Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman               Director     1991 to present    Since December 2000, Director, Gabelli     17           None
 106 Pierrepont Street                                            Group Capital Partners, L.P. (an
 Brooklyn, NY 11201                                               investment partnership); Chief Operating
 DOB: 5/21/48                                                     Officer and member of the Board of
                                                                  Directors of Outercurve Technologies
                                                                  (wireless enabling services) until April
                                                                  2001; Chief Operating Officer and member
                                                                  of the Executive Operating Committee of
                                                                  Warburg Pincus Asset Management, Inc.;
                                                                  Executive Officer and Director of Credit
                                                                  Suisse Asset Management Securities, Inc.
                                                                  (formerly Counsellors Securities, Inc.)
                                                                  and Director/Trustee of various
                                                                  investment companies advised by Warburg
                                                                  Pincus Asset Management, Inc. until
                                                                  September 15, 1999; Prior to 1997,
                                                                  Managing Director of Warburg Pincus
                                                                  Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg              Director     1991 to present    Since 1974, Chairman, Director and         17      Director, Moyco
 Moyco Technologies, Inc.                                         President, Moyco Technologies, Inc.                 Technologies,
 200 Commerce Drive                                               (manufacturer of precision coated and                   Inc.
 Montgomeryville, PA 18936                                        industrial abrasives); Since 1999,
 DOB: 3/24/34                                                     Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED 1                 5 YEARS                   DIRECTOR*       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky                 Director     1991 to present    Since July 2002, Senior Vice President     17        None
 Oppenheimer & Company, Inc.                                      and prior thereto, Executive Vice
 200 Park Avenue                                                  President of Oppenheimer & Company, Inc.
 New York, NY 10166                                               (formerly Fahnestock & Co., Inc., a
 DOB:4/16/38                                                      registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall               Director     2002 to present    Director of PFPC Inc. from January 1987    17        Director,
 400 Bellevue Parkway                                             to April 2002; Chairman and Chief                   Cornerstone
 Wilmington, DE 19809                                             Executive Officer of PFPC Inc. until                    Bank
 DOB: 9/25/38                                                     April 2002; Executive Vice President of
                                                                  PNC Bank, National Association from
                                                                  October 1981 to April 2002; Director of
                                                                  PFPC International Ltd. (financial
                                                                  services) from August 1993 to April
                                                                  2002; Director of PFPC International
                                                                  (Cayman) Ltd. (financial services) from
                                                                  September 1996 to April 2002; Governor
                                                                  of the Investment Company Institute
                                                                  (investment company industry trade
                                                                  organization) from July 1996 to
                                                                  January 2002; Director of PNC Asset
                                                                  Management, Inc. (investment advisory)
                                                                  from September 1994 to March 1998;
                                                                  Director of PNC National Bank from
                                                                  October 1995 to November 1997;
                                                                  Director of Haydon Bolts, Inc. (bolt
                                                                  manufacturer) and Parkway Real Estate
                                                                  Company (subsidiary of Haydon Bolts,
                                                                  Inc.) since 1984, Director of
                                                                  Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

1 Each Director serves for  an indefinite period  of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall  and  Sablowsky  are  considered  "interested persons"  of the
  Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                                 TERM OF OFFICE                                         FUND COMPLEX   DIRECTORSHIPS
     NAME, ADDRESS,           POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY      HELD BY
   AND DATE OF BIRTH              WITH FUND       TIME SERVED                   5 YEARS                    DIRECTOR      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                 President      1991 to present  Certified Public Accountant; Vice           N/A            N/A
 400 Bellevue Parkway               and               and        Chairman of the Board, Fox Chase Cancer
 4th Floor                       Treasurer      1988 to present  Center; Trustee Emeritus, Pennsylvania
 Wilmington, DE 19809                                            School for the Deaf; Trustee Emeritus,
 DOB: 6/29/24                                                    Immaculata University; President or Vice
                                                                 President and Treasurer of various
                                                                 investment companies advised by
                                                                 subsidiaries of PNC Bank Corp. from 1981
                                                                 to 1997; Managing General Partner,
                                                                 President since 2002, Treasurer since
                                                                 1981 and Chief Compliance Officer since
                                                                 September 2004 of Chestnut Street
                                                                 Exchange Fund; and Director of the
                                                                 Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                   Secretary      2005 to present  Since 2003, Vice President and Associate    N/A            N/A
 301 Bellevue Parkway                                            Counsel, PFPC Inc. (financial services
 2nd Floor                                                       company); Associate, Stradley, Ronon,
 Wilmington, DE 19809                                            Stevens & Young, LLC (law firm) from 2001
 DOB: 5/19/74                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA      Chief        2004 to present  President, Vigilant Compliance Services,    N/A            N/A
 Vigilant Compliance            Compliance                       Since 2004. Senior Legal Counsel, PFPC
 186 Dundee Drive, Suite 700      Officer                        Inc. from 2002 to 2004; Chief Legal
 Williamstown, NJ 08094                                          Counsel, Corviant Corporation (Investment
 DOB: 12/25/62                                                   Adviser, Broker/Dealer and Service
                                                                 Provider to Investment Advisers and
                                                                 Separate Accountant Providers) from 2001
                                                                 to 2002; Partner, Pepper Hamilton LLP
                                                                 (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996




This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds



                                 [LOGO OMITTED]
                              n/i numeric investors
                              Emerging Growth Fund


                                 [LOGO OMITTED]
                              n/i numeric investors
                                   Growth Fund

                                 [LOGO OMITTED]
                              n/i numeric investors
                                  Mid Cap Fund


                                 [LOGO OMITTED]
                              n/i numeric investors
                              Small Cap Value Fund



                                 Annual Report
                                August 31, 2005

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                                ADVISER'S REPORT
                                   (UNAUDITED)

Dear Fellow Shareholder:


We are delighted to inform you that all four of the n/i numeric investors mutual funds experienced positive absolute returns and positive benchmark-relative returns during the fiscal year ended August 2005. This was a fruitful period for our shareholders, our Mid Cap Fund had the largest absolute return, driven by this segment of the market's exceptional return, plus the value-added of our quantitative investment process.


Examining the equity market's return over the full year reveals that a majority of the return occurred during the first six months of the period, with the second half accounting for about one-quarter of the full year's return. Investors became increasingly comfortable that the economic expansion had become broad based and sustainable. In addition, the US presidential election overhang, with all its uncertainty, was lifted. November in particular proved to be among the best months for equity returns over this twelve-month period. There was some concern regarding the onset of inflation, but these fears were allayed by the "measured pace policy" of the US Federal Reserve. Specifically, the Fed tightened monetary policy by raising the Fed Funds rate eight separate times, each by 25bps. This tightening action brought the Fed Funds rate from 1.5% to 3.5% over the course of the year. Perhaps most importantly, the market incorporated four quarters worth of healthy earnings results, which in aggregate generally met or exceeded analysts' forecasts. The sustained earnings growth further convinced investors that the economic expansion has worked its way down the corporate income statement.


Although the equity market posted positive returns during the second half of the fiscal year, the returns were achieved with some down-side volatility. There were several periods where risk aversion on the part of investors ran high, leading to a sell-off of equities. The pull back in equities was often prompted by some weaker than expected economic data release, such as weaker retail sales or lower than expected GDP values. The sell-off was particularly acute for the smaller capitalization and growth style issues, while the traditional safe-haven investments such as US Treasury bonds rallied. In fact, over this one year period, the yield on a 10-year Treasury bond actually declined despite the significant increase in short-maturity yields following the Fed's rate hikes. A disconcerting issue for central bankers is that the long-short maturity yield spread has compressed with every rate hike, standing at only 20bps at the end of August. Given the current trajectory, we believe the yield curve may be inverted by calendar year end; which is traditionally a harbinger for a recession.

Lastly, it is worth mentioning that the price of oil has captured the attention of many investors over the past year, with a resulting inverse impact on equity returns. During the fiscal year, the price of oil has appreciated over 63%, but only after following a circuitous route with significant volatility. Nonetheless, the US equity markets experienced sizable positive returns over the period. We believe the meteoric rise in oil prices has not dimmed equity returns for two primary reasons. First, this increase in prices is driven more by an ever increasing demand, particularly from developing nations, than from a supply shock like the OPEC embargo of the 1970's. The latter case is fundamentally disruptive to economic growth while the former is actually a symptom of robust economic growth. Second, while the rising cost of oil certainly represents a burden for the consumer, the fact remains that our economy in aggregate has become far less dependent on oil over the past 25 years. For this reason alone the impact of higher oil prices is somewhat muted relative to past occurrences.


Inspecting the market's return in greater detail over the past fiscal year reveals that investors demonstrated a significant preference for smaller and mid-sized companies over their large and mega-cap counterparts. Specifically, using the Russell style indices, mega-caps and large caps as measured by the Russell Top 200(R) Index and the Russell 1000(R) Index were up 9.9% and 14.6%, respectively. This is to be compared with the 27.5% and 23.1% return for the Russell Mid-Cap(R) Index and the Russell 2000(R) Index, respectively. The value-growth spread over the past year was very narrow for both mid-cap and small cap stocks. Value stocks outpaced growth stocks by 1.6% in the mid-cap domain, while growth out-performed value by 0.9% in the small cap domain. In the large cap space, the spread was more significant at about 4.5% in favor of value over growth.


As you will recall, we construct our portfolios using a bottom-up stock selection process that is based on our proprietary quantitative stock-selection models. These models allow us to formulate a view on the fair price for a stock, considering its growth and stability, and take into account analysts' estimate revisions, and the quality of a company's earnings. In addition, while always seeking to have strong absolute performance, we are primarily focused on the benchmark-relative return of each Fund. For this reason, we seek to mitigate unnecessary risks by managing portfolios that are effectively economic-sector neutral with respect to their benchmark. Namely, we seek to maintain sector weights that are only a few percentage points away from their respective benchmark sector weights. Furthermore, we try to avoid large stock-specific risk by broadly diversifying the portfolio across many stocks and by preventing any one holding from exceeding approximately 2% of a Fund's overall weight.


An attribution analysis of each Fund's return over the past year reveals that our proprietary Estrend model, which utilizes an analysts' earnings revision trend following approach, added significant value across the Fund family. We believe that this model tends to work well in periods of stable economic activity, much like the recent period. In a similar fashion, our Quality of Earnings model also added value across our Fund family, with the exception of our Small Cap Value Fund where it lost value. This overall efficacy for our Quality of Earnings model represents a reversal of fortune from the first half of the fiscal year. If you recall, at that point it was actually losing value across the Fund family. We postulated then that an investor focus on a firm's quality of earnings would return; indeed, it has. The one laggard has been our Fair Value model, which lost value across the Fund family except for in the Small Cap Value Fund, where it was beneficial. The lack of efficacy for the Fair Value model is not altogether surprising given that the valuation disparities across the market have compressed significantly over the past five years. The fact is, value based strategies have enjoyed a tremendous period of success following the equity bubble's excesses. Our Short Interest model has also made positive contributions to the returns of our funds, with more significant value added coming in the Emerging Growth and Mid Cap Funds. Lastly, the addition of cash flow has generally augmented the performance of our Fair Value model.

The following table summarizes which economic sectors made the largest positive contribution to the benchmark-relative performance for each Fund during the past fiscal year.

       FUND                      LARGEST CONTRIBUTING SECTORS              SECTOR'S RETURN
-------------------------------------------------------------------------------------------
Emerging Growth                           Industrials                           35.4%
                                    Consumer Non-Cyclicals                      29.2%

Growth                                    Industrials                           34.2%
                                      Consumer Cyclicals                        27.7%

Mid Cap                                    Technology                           35.7%
                                    Consumer Non-Cyclicals                      36.3%

Small Cap Value                  Real Estate Investment Trusts                  25.0%
                                          Technology                            32.0%


All nine economic sectors, in each of the four Funds, had positive absolute returns during the past year.


Examining the return at the individual security level for the Emerging Growth Fund, the medical HMO, Wellcare Health Plans (+56bps contribution to the Fund's total return), and the transportation services provider, Hub Group (+58bps), were among the largest positive contributors to the Fund's relative return during the year. The largest detractors included Catapult Communications (-39bps), the telecom equipment company, and Volterra Semiconductor (-36bps).


The Growth Fund's largest positive contributors to the relative return include the stock exchange, Nasdaq Stock Market (+55bps), and the medical diagnostic equipment company, Immucor (+58bps). On the downside, Doral Financial (-65bps), the mortgage bank, and Volterra Semiconductor (-35bps), were among the largest detractors to return.


Reviewing the Mid Cap Fund, the largest contributors to the relative return included the oil and gas exploration and production company, Ultra Petroleum Corp. (+72bps), and the wireless communication tower company, Crown Castle International Corp. (+66bps). The largest detractors included Medicis Pharmaceutical Corp., Class A (-32bps) and Tessera Technologies Inc. (-29bps), the semiconductor equipment manufacturer.


Lastly, for the Small Cap Value Fund, the largest positive contributors included the diversified industrial company, Walter Industries (+97bps), and the oil and gas exploration and development company, Vintage Petroleum (+84bps). The holdings which most negatively impacted the relative return included Doral Financial (-34bps), the mortgage bank, and Agilysys Inc. (-30bps), the computer systems distributor and re-seller.

Thank you for being a shareholder in the n/i numeric investors family of funds. We are grateful for your business and for the confidence you have placed in us to manage a portion of your wealth. We hope that you are pleased with the results of the past fiscal year, as we are pleased in creating value across all of our Funds.





Sincerely,






/s/ Langdon B. Wheeler                             /s/ Joseph Schirripa
Langdon B. Wheeler, CFA                            Joseph Schirripa, CFA
President and Chief Investment Officer             Co-Portfolio Manager
Numeric Investors LLC                              n/i Mid Cap Fund


----------
Small-cap funds typically carry additional risks, since smaller companies generally have a higher risk of failure than well-established larger companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.

Mid-sized company stocks are generally more volatile than large company stocks.

Foreign   securities  may  involve   additional  risks,   social  and  political
instability, reduced market liquidity and currency volatility.

Portfolio holdings may be subject to change at any time. In addition to historical information, this report contains forward-looking statements that may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406. To be preceded or accompanied by a prospectus.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
   N/I NUMERIC INVESTORS Emerging Growth Fund vs. Russell 2000(R) Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Emerging Growth Fund    Russell 2000(R) Growth Index
 6/3/96             $10,000.00                $10,000.00
8/31/96               9,725.00                  8,815.78
11/30/96             11,392.00                  9,116.86
2/28/97              11,426.00                  8,951.58
5/31/97              12,194.00                  9,459.02
8/31/97              15,405.00                 10,588.80
11/30/97             15,547.00                 10,490.90
2/28/98              16,354.00                 11,272.10
5/31/98              16,188.60                 10,958.10
8/31/98              12,209.80                  7,803.93
11/30/98             16,225.30                  9,745.00
2/28/99              16,109.00                 10,089.00
5/31/99              17,588.80                 11,372.80
8/31/99              19,058.10                 11,167.80
11/30/99             20,974.70                 12,908.80
2/29/00              27,971.00                 18,544.10
5/31/00              24,620.10                 13,612.10
8/31/00              29,429.10                 15,531.90
11/30/00             22,517.80                 11,099.70
2/28/01              22,942.30                 10,987.00
5/31/01              24,381.90                 11,470.50
8/31/01              23,496.00                 10,105.00
11/30/01             23,034.60                 10,065.20
2/28/02              23,828.20                  9,644.14
5/31/02              25,378.60                  9,655.97
8/31/02              21,797.90                  7,475.47
11/30/02             22,296.30                  8,008.63
2/28/03              20,875.10                  7,060.34
5/31/03              24,954.10                  8,729.66
8/31/03              29,180.80                 10,084.60
11/30/03             33,555.00                 11,027.00
2/29/04              36,748.00                 11,640.00
5/31/04              35,186.00                 11,328.00
8/31/04              32,890.00                 10,425.00
11/30/04             38,235.00                 12,222.00
2/28/05              39,105.00                 12,256.00
5/31/05              37,621.00                 11,825.00
8/31/05              41,460.00                 12,876.00

----------
The chart assumes a hypothetical $10,000 initial investment in the Fund on June 3, 1996 (commencement of operations) and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.


                       ------------------------------------------------
                                                           Value on
                                                        August 31, 2005
                                                        ---------------
                          Emerging Growth Fund              $41,460
                          Russell 2000(R) Growth Index      $12,876
                       ------------------------------------------------

-------------------------------------------------------------------------------------
                                      Average Annual Total Returns at August 31, 2005
                                      -----------------------------------------------
                                       ONE YEAR       FIVE YEARS     SINCE INCEPTION(1)
                                       --------       ----------     ------------------
Emerging Growth Fund                     26.06%          7.10%            16.62%
Russell 2000(R) Growth Index             23.51%         (3.68)%            2.79%
-------------------------------------------------------------------------------------




THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NUMERIC INVESTORS LLC(R) WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END,   PLEASE   (CALL   1-800-348-5013   OR   VISIT   OUR   WEB   SITE  AT
WWW.NUMERIC.COM).
(1) For the period June 3, 1996 (commencement of operations) through August 31, 2005.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                   GROWTH FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
       N/I NUMERIC INVESTORS Growth Fund vs. Russell 2500(R) Growth Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Growth Fund          Russell 2500 Growth Index
6/3/96               $10,000.00               $10,000.00
8/31/96                9,867.00                 9,144.23
11/30/96              10,925.00                 9,672.72
2/28/97               10,575.00                 9,572.28
5/31/97               11,384.00                10,059.70
8/31/97               13,585.00                11,326.70
11/30/97              13,402.00                11,195.70
2/28/98               13,754.00                11,953.80
5/31/98               13,111.50                11,707.00
8/31/98                9,640.78                 8,434.27
11/30/98              11,930.90                10,489.80
2/28/99               12,039.70                10,872.50
5/31/99               13,385.20                12,413.50
8/31/99               14,730.60                12,738.50
11/30/99              16,998.70                15,044.10
2/29/00               23,591.20                22,342.20
5/31/00               20,132.70                16,929.20
8/31/00               24,027.40                19,890.30
11/30/00              16,929.40                14,128.40
2/28/01               15,982.40                13,511.00
5/31/01               16,579.80                14,248.80
8/31/01               15,268.50                12,599.30
11/30/01              15,079.10                12,683.20
2/28/02               15,254.00                12,016.00
5/31/02               15,807.60                11,920.20
8/31/02               13,214.30                 9,477.83
11/30/02              13,287.10                10,126.10
2/28/03               12,471.20                 9,062.90
5/31/03               14,714.90                11,041.50
8/31/03               16,798.30                12,664.10
11/30/03              19,289.00                13,865.00
2/29/04               20,834.00                14,593.00
5/31/04               19,959.00                14,315.00
8/31/04               18,925.00                13,244.00
11/30/04              21,941.00                15,178.00
2/28/05               22,392.00                15,649.00
5/31/05               21,722.00                15,354.00
8/31/05               23,427.00                16,589.00

----------
The chart assumes a hypothetical $10,000 initial investment in the Fund on June 3, 1996 (commencement of operations) and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

                       ------------------------------------------------
                                                           Value On
                                                        August 31, 2005
                                                        ---------------
                          Growth Fund                       $23,427
                          Russell 2500(R) Growth Index      $16,589
                       ------------------------------------------------

-------------------------------------------------------------------------------------
                                      Average Annual Total Returns at August 31, 2005
                                      -----------------------------------------------
                                       ONE YEAR        FIVE YEARS  SINCE INCEPTION(1)
                                       --------        ----------  ------------------
Growth Fund                              23.79%         (0.50)%           9.64%
Russell 2000(R) Growth Index             25.25%         (3.57)%           5.62%
-------------------------------------------------------------------------------------




THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NUMERIC INVESTORS LLC(R) WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END,   PLEASE   (CALL   1-800-348-5013   OR   VISIT   OUR   WEB   SITE  AT
WWW.NUMERIC.COM).
(1) For the period June 3, 1996 (commencement of operations) through August 31, 2005.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                  MID CAP FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
            N/I NUMERIC INVESTORS Mid Cap Fund vs. S&P MidCap 400(R)
                        Index and Russell MidCap(R) Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Mid Cap Fund  Russell MidCap(R) Index  S&P MidCap 400(R) Index
6/3/96            $10,000.00        $10,000.00               $10,000.00
8/31/96             9,633.00          9,680.00                 9,713.02
11/30/96           11,158.00         10,863.00                10,738.20
2/28/97            11,334.00         11,138.00                11,061.90
5/31/97            12,397.00         11,728.00                11,814.80
8/31/97            14,364.00         12,978.00                13,333.30
11/30/97           14,732.00         13,500.00                13,687.60
2/28/98            16,232.00         14,676.00                15,103.50
5/31/98            16,684.70         14,934.00                15,350.20
8/31/98            13,076.40         12,112.00                12,084.40
11/30/98           15,492.00         14,427.00                15,108.60
2/28/99            16,127.80         14,738.00                15,421.30
5/31/99            18,002.70         16,276.00                17,177.30
8/31/99            18,518.00         15,962.00                17,105.10
11/30/99           19,355.20         16,595.00                18,336.10
2/29/00            20,491.50         18,800.00                20,198.70
5/31/00            21,665.30         18,436.00                20,862.10
8/31/00            24,000.40         20,567.00                23,903.20
11/30/00           20,722.90         18,164.00                21,204.10
2/28/01            20,783.10         18,651.00                22,003.80
5/31/01            21,521.10         19,344.00                23,141.70
8/31/01            19,819.30         17,898.00                21,962.50
11/30/01           19,243.10         17,734.00                21,576.40
2/28/02            20,408.90         18,141.00                22,601.30
5/31/02            21,181.10         18,644.00                23,697.50
8/31/02            18,137.90         15,783.00                19,935.10
11/30/02           17,811.80         16,094.00                20,229.70
2/28/03            16,683.30         14,948.00                18,383.50
5/31/03            19,489.30         17,674.00                21,529.90
8/31/03            21,166.80         19,241.00                23,600.60
11/30/03           23,119.00         21,025.00                25,867.00
2/29/04            24,788.00         22,766.00                27,519.00
5/31/04            24,573.00         22,478.00                27,284.00
8/31/04            24,266.00         22,187.00                26,533.00
11/30/04           27,656.00         24,973.00                29,410.00
2/28/05            28,295.00         26,176.00                30,864.00
5/31/05            28,635.00         26,345.00                31,100.00
8/31/05            31,188.00         28,280.00                33,117.00

----------
The chart assumes a hypothetical $10,000 initial investment in the Fund on June 3, 1996 (commencement of operations) and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, does not incur expenses and are not available for investment.

                       ------------------------------------------------
                                                           Value on
                                                        August 31, 2005
                                                        ---------------
                          Mid Cap Fund                      $31,188
                          Russell MidCap(R) Index 2         $28,280
                          S&P MidCap 400(R) Index 2         $33,117
                       ------------------------------------------------

-------------------------------------------------------------------------------------
                                        Average Annual Total Returns at August 31, 2005
                                        -----------------------------------------------
                                       ONE YEAR       FIVE YEARS      SINCE INCEPTION(1)
                                       --------       ----------      ------------------
Mid Cap Fund                             28.52%          5.38%           13.08%
Russell MidCap(R) Index 2                27.47%          6.58%           11.90%
S&P MidCap 400(R) Index 2                24.81%          6.73%           13.81%
-------------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NUMERIC INVESTORS LLC(R) WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END,   PLEASE   (CALL   1-800-348-5013   OR   VISIT   OUR   WEB   SITE  AT
WWW.NUMERIC.COM).
(1) FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2005.
(2) THE ADVISER HAS ELECTED TO CHANGE THE BENCHMARK INDEX FROM THE S&P MIDCAP 400 (R) INDEX TO THE RUSSELL MIDCAP (R) INDEX BECAUSE THE RUSSELL MIDCAP(R) INDEX MORE APPROPRIATELY REFLECTS THE TYPES OF SECURITIES HELD IN THE FUND AND PROVIDES THE BEST COMPARATIVE PERFORMANCE INFORMATION.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              SMALL CAP VALUE FUND
                                   (unaudited)

             Comparison of Change in Value of $10,000 Investment in
   N/I NUMERIC INVESTORS Small Cap Value Fund vs. Russell 2000(R) Value IndeX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                 Small Cap Value Fund    Russell 2000(R) Value Index
11/30/98 **           $10,000.00               $10,000.00
02/28/99 **             9,383.33                 9,349.65
05/31/99 **            10,866.70                10,430.10
08/31/99 **            10,716.70                10,165.60
11/30/99 **            10,044.40                 9,813.83
02/28/2000 **           9,353.96                10,451.90
05/31/2000 **          10,772.70                10,401.40
08/31/2000 **          12,210.30                11,556.10
11/30/2000**           12,503.30                11,216.70
02/28/2001**           14,560.00                12,747.20
05/31/2001**           15,975.90                13,460.70
08/31/2001**           16,846.40                13,640.90
11/30/2001**           16,688.30                13,346.80
02/28/2002**           19,145.20                14,440.20
05/31/2002**           21,568.00                15,535.60
08/31/2002**           19,088.60                12,877.10
11/30/2002**           18,159.80                13,105.60
02/28/2003**           17,396.20                11,782.60
05/31/2003**           20,586.40                14,370.90
08/31/2003**           23,003.90                15,926.00
11/30/03               26,020.00                17,681.00
2/29/04                28,516.00                19,321.00
5/31/04                27,351.00                18,799.00
8/31/04                27,941.00                19,030.00
11/30/04               32,166.00                21,873.00
2/28/05                33,373.00                21,957.00
5/31/05                32,595.00                21,639.00
8/31/05                35,309.00                23,332.00

----------
The chart  assumes a  hypothetical  $10,000  initial  investment  in the Fund on
November 30, 1998 (commencement of operations) and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

                       ------------------------------------------------
                                                           Value on
                                                        August 31, 2005
                                                        ---------------
                          Small Cap Value Fund              $35,309
                          Russell 2000(R) Value Index       $23,332
                       ------------------------------------------------

-------------------------------------------------------------------------------------
                                        Average Annual Total Returns at August 31, 2005
                                        -----------------------------------------------
                                        ONE YEAR      FIVE YEARS      SINCE INCEPTION(1)
                                        --------      ----------      ------------------
Small Cap Value Fund                     26.37%         23.66%           20.55%
Russell 2000(R) Value Index              22.61%         15.09%           13.45%
-------------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NUMERIC INVESTORS LLC(R) WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END,   PLEASE   (CALL   1-800-348-5013   OR   VISIT   OUR   WEB   SITE  AT
WWW.NUMERIC.COM).
(1) For the period November 30, 1998 (commencement of operations) through August 31, 2005.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2005 through August 31, 2005.



ACTUAL EXPENSES


The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                  FUND EXPENSE EXAMPLES (UNAUDITED) (CONCLUDED)

                                                                       EMERGING GROWTH FUND
                                             -------------------------------------------------------------------------
                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2005               AUGUST 31, 2005                  PERIOD*
                                             ---------------             -----------------             ---------------
Actual                                           $1,000.00                     $1,060.20                       $6.13
Hypothetical (5% return before expenses)          1,000.00                      1,019.18                        6.02


                                                                            GROWTH FUND
                                             -------------------------------------------------------------------------
                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2005               AUGUST 31, 2005                  PERIOD*
                                             ---------------             -----------------             ---------------
Actual                                           $1,000.00                     $1,046.20                       $5.42
Hypothetical (5% return before expenses)          1,000.00                      1,019.84                        5.36


                                                                           MID CAP FUND
                                             -------------------------------------------------------------------------
                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2005               AUGUST 31, 2005                  PERIOD*
                                             ---------------             -----------------             ---------------
Actual                                           $1,000.00                     $1,102.30                       $6.52
Hypothetical (5% return before expenses)          1,000.00                      1,018.92                        6.28


                                                                       SMALL CAP VALUE FUND
                                             -------------------------------------------------------------------------
                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                              MARCH 1, 2005               AUGUST 31, 2005                  PERIOD*
                                             ---------------             -----------------             ---------------
Actual                                           $1,000.00                     $1,058.00                       $6.07
Hypothetical (5% return before expenses)          1,000.00                      1,019.23                        5.97


 *Expenses are equal to the Funds' annualized expense ratios in the table below, which include waived fees, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.

                                                           EXPENSE RATIO
                                                          ---------------
                              Emerging Growth Fund             1.18%
                              Growth Fund                      1.05%
                              Mid Cap Fund                     1.23%
                              Small Cap Value Fund             1.17%

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS
   Semiconductors ................................     6.3%      $  9,819,647
   Medical Instruments & Supplies ................     4.9          7,608,079
   Oil & Gas Field Exploration ...................     4.9          7,596,117
   Biotech .......................................     4.6          7,250,816
   Computer Software .............................     4.6          7,162,103
   Machinery .....................................     4.5          7,011,147
   Retail - Specialty ............................     4.3          6,760,436
   Telecommunications Equipment
      & Services .................................     3.7          5,841,447
   Medical & Medical Services ....................     3.5          5,499,792
   Health Care ...................................     3.0          4,749,734
   Apparel .......................................     2.8          4,406,365
   Pharmaceuticals ...............................     2.7          4,290,443
   Transportation ................................     2.5          3,924,676
   Banks .........................................     2.3          3,638,523
   Real Estate Investment Trusts .................     2.3          3,524,130
   Leisure & Entertainment .......................     2.2          3,465,596
   Airlines ......................................     2.0          3,197,700
   Food & Agriculture ............................     2.0          3,114,949
   Chemicals - Specialty .........................     1.9          3,019,112
   Restaurants ...................................     1.9          2,972,617
   Manufacturing .................................     1.9          2,963,940
   Computer Services .............................     1.7          2,724,357
   Residential Construction ......................     1.7          2,584,319
   Commercial Services ...........................     1.6          2,530,005
   Business Services .............................     1.6          2,497,859
   Financial Services ............................     1.5          2,386,377
   Internet Content ..............................     1.5          2,344,926
   Electronic Measurements -
      Instruments ................................     1.5          2,316,261
   Insurance - Property & Casualty ...............     1.5          2,307,864
   Oil Refining ..................................     1.4          2,233,945
   Oil & Gas Equipment & Services ................     1.4          2,228,487
   Electronic Components
      & Accessories ..............................     1.3          2,109,929
   Automobile Parts & Equipment ..................     1.2          1,843,286
   Metals ........................................     1.1          1,789,240
   Energy & Raw Materials ........................     1.1          1,646,439
   Data Processing ...............................     1.0          1,554,999
   Building & Building Materials .................     1.0          1,492,849
   Hospitals .....................................     0.9          1,425,132
   Packaging .....................................     0.8          1,198,378

-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Aerospace & Defense ...........................     0.8%      $  1,172,741
   Internet Software .............................     0.7          1,081,095
   Mortgage ......................................     0.6            944,748
   Paper & Allied Products .......................     0.5            809,725
   Computer Components ...........................     0.5            767,280
   Office Furnishings ............................     0.4            559,908
   Cellular Communications .......................     0.3            489,712
   Services - Employment Agencies ................     0.3            463,800
   Consumer Products .............................     0.2            353,814
   Savings & Loan Associations ...................     0.2            271,258
   Funeral Services ..............................     0.2            235,976
   Insurance - Health & Life .....................     0.1            231,450
   Services - Management
     Consulting ..................................     0.1            162,737
   Office Equipment ..............................     0.1            148,770
REPURCHASE AGREEMENTS ............................     3.8          5,905,725
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................    (1.4)        (2,146,234)
                                                     -----       ------------
NET ASSETS .......................................   100.0%      $156,484,526
                                                     =====       ============

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds


                                   GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2005

-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS
   Computer Software .............................     6.9%       $ 3,058,106
   Oil & Gas Field Exploration ...................     5.8          2,578,212
   Semiconductors ................................     5.3          2,374,932
   Retail - Specialty ............................     4.4          1,954,617
   Medical Instruments & Supplies ................     4.3          1,919,103
   Transportation ................................     4.0          1,796,881
   Insurance - Property & Casualty ...............     3.9          1,736,644
   Pharmaceuticals ...............................     3.6          1,622,662
   Machinery .....................................     3.4          1,529,499
   Manufacturing .................................     3.3          1,451,201
   Medical & Medical Services ....................     3.2          1,405,497
   Food & Agriculture ............................     2.9          1,280,331
   Telecommunications Equipment
      & Services .................................     2.7          1,184,750
   Leisure & Entertainment .......................     2.4          1,059,103
   Biotech .......................................     2.2            960,557
   Multimedia/Publishing .........................     2.1            953,370
   Apparel .......................................     2.1            937,807
   Real Estate Investment Trusts .................     2.0            889,565
   Automobile Parts & Equipment ..................     1.9            853,590
   Chemicals - Specialty .........................     1.9            832,303
   Health Care ...................................     1.8            811,193
   Oil & Gas Equipment & Services ................     1.6            734,009
   Financial Services ............................     1.5            689,552
   Residential Construction ......................     1.5            654,837
   Banks .........................................     1.4            650,762
   Internet Content ..............................     1.2            539,633
   Savings & Loan Associations ...................     1.2            532,600
   Electronic Components
      & Accessories ..............................     1.2            531,732
   Restaurants ...................................     1.2            519,734
   Oil Refining ..................................     1.1            513,330
   Data Processing ...............................     1.1            471,376
   Electronic Measurements -
      Instruments ................................     1.0            460,844
   Airlines ......................................     1.0            450,375
   Energy & Raw Materials ........................     1.0            439,437
   Schools .......................................     1.0            428,895
   Computer Services .............................     0.8            381,315
   Services - Employment Agencies ................     0.8            374,864
   Hospitals .....................................     0.8            373,522
   Utilities .....................................     0.8            367,872


-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Packaging .....................................     0.8%       $   361,320
   Hotels & Motels ...............................     0.8            343,784
   Computer Networking Products ..................     0.8            338,561
   Mortgage ......................................     0.8            337,736
   Internet Software .............................     0.7            293,079
   Commercial Services ...........................     0.4            171,251
   Paper & Allied Products .......................     0.4            169,050
   Food ..........................................     0.3            145,597
   Engineering ...................................     0.3            143,184
   Insurance - Health & Life .....................     0.3            131,296
   Computer Components ...........................     0.3            131,056
   Building & Building Materials .................     0.3            117,740
   Consumer Products .............................     0.2            101,290
   Aerospace & Defense ...........................     0.2             94,165
   Office Furnishings ............................     0.2             83,430
   Funeral Services ..............................     0.1             46,274
   Metals ........................................     0.1             28,432
REPURCHASE AGREEMENTS ............................     4.2          1,858,363
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................    (1.5)          (674,876)
                                                     -----        -----------
NET ASSETS .......................................   100.0%       $44,525,344
                                                     =====        ===========

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                  MID CAP FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2005

-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS
   Real Estate Investment Trusts .................     5.7%       $ 2,037,481
   Banks .........................................     5.5          1,957,521
   Pharmaceuticals ...............................     5.1          1,819,783
   Utilities .....................................     4.9          1,768,138
   Insurance - Property & Casualty ...............     4.6          1,656,347
   Transportation ................................     4.0          1,448,474
   Computer Software .............................     3.8          1,346,727
   Apparel .......................................     3.7          1,308,322
   Oil & Gas Field Exploration ...................     3.6          1,303,296
   Medical Instruments & Supplies ................     3.4          1,215,696
   Telecommunications Equipment
      & Services .................................     3.3          1,166,230
   Retail - Specialty ............................     3.2          1,129,075
   Multimedia/Publishing .........................     3.0          1,088,672
   Semiconductors ................................     2.9          1,024,944
   Manufacturing .................................     2.7            960,092
   Leisure & Entertainment .......................     2.7            957,812
   Financial Services ............................     2.6            923,618
   Automobile Parts & Equipment ..................     2.4            875,553
   Energy ........................................     2.2            799,680
   Building & Building Materials .................     2.1            768,895
   Commercial Services ...........................     2.1            760,834
   Insurance .....................................     2.1            757,586
   Insurance - Health & Life .....................     2.1            754,376
   Chemicals - Specialty .........................     2.0            706,616
   Computer Networking Products ..................     1.9            668,879
   Health Care ...................................     1.6            589,778
   Food & Agriculture ............................     1.5            535,738
   Computer Services .............................     1.2            445,500
   Computers .....................................     1.2            427,063
   Wholesale - Distribution ......................     1.2            417,600
   Hazardous Waste Management ....................     1.2            413,022
   Electronic Components
      & Accessories ..............................     1.1            408,315
   Machinery .....................................     1.1            404,874
   Oil & Gas Equipment & Services ................     1.1            394,680
   Biotech .......................................     1.1            378,400
   Aerospace & Defense ...........................     1.0            364,585
   Hotels & Motels ...............................     1.0            343,784
   Chemicals - Diversified .......................     0.9            331,534
   Residential Construction ......................     0.3            115,320

-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS--(CONTINUED)
   Tobacco .......................................     0.2%       $    69,498
   Internet Software .............................     0.1             49,040
REPURCHASE AGREEMENTS ............................     6.7          2,416,493
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................    (4.1)        (1,477,393)
                                                     -----        -----------
NET ASSETS .......................................   100.0%       $35,832,478
                                                     =====        ===========

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS
   Real Estate Investment Trusts .................    10.2%      $ 24,713,052
   Insurance - Property & Casualty ...............     5.6         13,547,542
   Banks .........................................     5.4         12,998,051
   Transportation ................................     4.6         11,112,952
   Retail - Specialty ............................     4.3         10,561,036
   Oil & Gas Field Exploration ...................     4.3         10,353,355
   Semiconductors ................................     4.1          9,871,061
   Machinery .....................................     3.9          9,593,489
   Utilities .....................................     3.6          8,856,078
   Chemicals - Specialty .........................     3.3          8,016,603
   Financial Services ............................     3.1          7,562,235
   Manufacturing .................................     3.1          7,457,852
   Food & Agriculture ............................     2.9          7,110,870
   Computer Software .............................     2.7          6,673,583
   Telecommunications Equipment
      & Services .................................     2.5          6,081,495
   Mortgage ......................................     2.4          5,952,457
   Savings & Loan Associations ...................     2.4          5,789,716
   Apparel .......................................     2.3          5,568,631
   Insurance - Health & Life .....................     2.1          5,056,132
   Multimedia/Publishing .........................     1.8          4,706,969
   Restaurants ...................................     1.8          4,350,354
   Medical & Medical Services ....................     1.7          4,182,563
   Residential Construction ......................     1.3          3,158,943
   Oil Refining ..................................     1.3          3,137,240
   Health Care ...................................     1.3          3,074,015
   Packaging .....................................     1.3          3,044,904
   Computer Networking Products ..................     1.1          2,776,335
   Hotels & Motels ...............................     1.1          2,756,411
   Pharmaceuticals ...............................     1.1          2,650,457
   Airlines ......................................     1.1          2,579,530
   Data Processing ...............................     1.0          2,545,408
   Insurance .....................................     1.0          2,466,240
   Automobile Parts & Equipment ..................     0.9          2,218,353
   Leisure & Entertainment .......................     0.8          2,009,004
   Electronic Components
      & Accessories ..............................     0.8          1,898,310
   Oil & Gas Equipment & Services ................     0.7          1,810,060
   Paper & Allied Products .......................     0.7          1,768,550
   Building & Building Materials .................     0.6          1,433,363
   Food ..........................................     0.6          1,369,441
   Commercial Services ...........................     0.5          1,126,189

-------------------------------------------------------------------------------
SECURITY TYPE/                                         % OF           VALUE
INDUSTRY CLASSIFICATION                             NET ASSETS      (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
   Electronic Measurements -
      Instruments ................................     0.4%      $  1,084,333
   Engineering ...................................     0.4            987,216
   Computer Services .............................     0.4            946,707
   Internet Content ..............................     0.3            824,167
   Aerospace & Defense ...........................     0.3            676,043
   Internet Software .............................     0.3            639,012
   Metals ........................................     0.2            490,452
   Computer Components ...........................     0.2            477,048
   Office Furnishings ............................     0.2            404,172
   Energy & Raw Materials ........................     0.1            192,241
   Printing ......................................     0.1            179,211
   Medical Instruments & Supplies ................     0.1            148,536
   Consumer Products .............................     0.1            140,790
   Office & Business Equipment ...................     0.1            122,089
REPURCHASE AGREEMENTS ............................     2.5          6,016,151
WARRANTS .........................................      --*               701
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................    (1.0)        (2,438,065)
                                                     -----       ------------
NET ASSETS .......................................   100.0%      $242,829,633
                                                     =====       ============

* Amount is less than 0.1% of net assets.

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS--97.6%
           AEROSPACE & DEFENSE--0.8%
  23,700   Allied Defense Group, Inc. (The)* .............      $    537,990
   2,200   K&F Industries Holdings, Inc.*+ ...............            37,400
  24,900   Kaman Corp., Class A ..........................           597,351
                                                                ------------
                                                                   1,172,741
                                                                ------------
           AIRLINES--2.0%
  17,500   Continental Airlines, Inc., Class B* ..........           233,975
  86,100   ExpressJet Holdings, Inc.* ....................           818,811
  83,967   Republic Airways Holdings, Inc.* ..............         1,126,837
 101,100   World Air Holdings, Inc.*+ ....................         1,018,077
                                                                ------------
                                                                   3,197,700
                                                                ------------
           APPAREL--2.8%
  28,200   Buckle, Inc. (The) ............................         1,107,132
  32,900   Children's Place Retail Stores, Inc. (The)* ...         1,345,939
  34,700   Maidenform Brands, Inc.* ......................           572,550
  14,100   Tarrant Apparel Group*+ .......................            49,068
  28,600   True Religion Apparel, Inc.* ..................           435,864
  22,800   UniFirst Corp. ................................           895,812
                                                                ------------
                                                                   4,406,365
                                                                ------------

           AUTOMOBILE PARTS & EQUIPMENT--1.2%
   6,900   Accuride Corp.* ...............................           103,155
  58,956   Audiovox Corp., Class A* ......................         1,065,925
  28,600   Commercial Vehicle Group, Inc.* ...............           592,878
   2,600   LKQ Corp.* ....................................            81,328
                                                                ------------
                                                                   1,843,286
                                                                ------------

           BANKS--2.3%
   7,600   Community Bancorp*+ ...........................           260,300
  45,300   First BanCorp .................................           836,238
  10,100   First Regional Bancorp* .......................           877,084
  10,400   Preferred Bank ................................           424,424
  14,566   PremierWest Bancorp*+ .........................           205,381
  70,800   Wilshire Bancorp, Inc. ........................         1,035,096
                                                                ------------
                                                                   3,638,523
                                                                ------------
           BIOTECH--4.6%
  30,600   Alkermes, Inc.*+ ..............................           574,668
  12,000   Amylin Pharmaceuticals, Inc.*+ ................           393,000
   5,989   Anika Therapeutics, Inc.* .....................            76,060
  19,400   Arena Pharmaceuticals, Inc.* ..................           162,378
  27,800   Array BioPharma, Inc.* ........................           183,480
  40,100   BioMarin Pharmaceutical, Inc.* ................           346,063
  12,000   Cotherix, Inc.*+ ..............................           167,280
   5,700   CV Therapeutics, Inc.* ........................           154,869
  40,100   Gene Logic, Inc.* .............................           202,906

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           BIOTECH--(CONTINUED)
  17,500   Human Genome Sciences, Inc.*+ .................      $    225,925
   7,100   ICOS Corp.*+ ..................................           185,523
  27,000   Kosan Biosciences, Inc.* ......................           198,450
  10,417   Maxygen, Inc.*+ ...............................            92,607
  68,800   Medarex, Inc.* ................................           691,440
  19,000   Momenta Pharmaceutical, Inc.* .................           481,650
   5,700   Myogen, Inc.* .................................           117,990
   8,000   Myriad Genetics, Inc.*+ .......................           158,160
   4,800   Neurocrine Biosciences, Inc.* .................           219,840
  27,199   Regeneron Pharmaceuticals, Inc.* ..............           203,177
  30,000   StemCells, Inc.*+ .............................           163,500
  15,300   Strategic Diagnostics, Inc.*+ .................            57,528
  74,700   SuperGen, Inc.*+ ..............................           504,972
  11,200   Vertex Pharmaceuticals, Inc.* .................           206,080
   2,700   Vicuron Pharmaceuticals, Inc.* ................            77,787
  69,054   ViroPharma, Inc.*+ ............................         1,162,869
  14,407   ZymoGenetics, Inc.*+ ..........................           242,614
                                                                ------------
                                                                   7,250,816
                                                                ------------
           BUILDING & BUILDING MATERIALS--1.0%
  45,209   Builders FirstSource, Inc.* ...................           917,743
  17,152   Cavco Industries, Inc.* .......................           575,106
                                                                ------------
                                                                   1,492,849
                                                                ------------
           BUSINESS SERVICES--1.6%
  51,450   Barrett Business Services, Inc.* ..............         1,060,899
  49,700   Fargo Electronics* ............................           904,540
  18,000   Forrester Research, Inc.*+ ....................           376,020
   6,800   Marlin Business Services, Inc.*+ ..............           156,400
                                                                ------------
                                                                   2,497,859
                                                                ------------
           CELLULAR COMMUNICATIONS--0.3%
  10,000   Centennial Communications Corp.* ..............           119,900
  23,600   Syniverse Holdings, Inc.*+ ....................           369,812
                                                                ------------
                                                                     489,712
                                                                ------------
           CHEMICALS - SPECIALTY--1.9%
  20,000   Balchem Corp. .................................           618,000
  95,100   Hercules, Inc.* ...............................         1,212,525
  69,265   UAP Holding Corp. .............................         1,188,587
                                                                ------------
                                                                   3,019,112
                                                                ------------
           COMMERCIAL SERVICES--1.6%
  52,000   Jackson Hewitt Tax Service, Inc. ..............         1,330,680
  38,500   PeopleSupport, Inc.* ..........................           324,555
  28,374   Steiner Leisure, Ltd.* ........................           874,770
                                                                ------------
                                                                   2,530,005
                                                                ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           COMPUTER COMPONENTS--0.5%
  23,000   Komag, Inc.* ..................................      $    767,280
                                                                ------------
           COMPUTER SERVICES--1.7%
  47,600   Entrust, Inc.* ................................           284,172
  19,700   PAR Technology Corp.*+ ........................           491,712
  95,035   Radiant Systems, Inc.* ........................         1,122,363
  36,900   Sykes Enterprises, Inc.* ......................           392,985
  23,100   Syntel, Inc. ..................................           433,125
                                                                ------------
                                                                   2,724,357
                                                                ------------
           COMPUTER SOFTWARE--4.6%
  49,700   American Reprographics, Co.* ..................           844,403
  51,400   Blackboard, Inc.* .............................         1,241,824
 131,494   Informatica Corp.* ............................         1,501,661
   4,249   InterVideo, Inc.* .............................            42,533
  17,700   ManTech International Corp., Class A* .........           548,877
  36,100   Micromuse, Inc.* ..............................           240,787
 232,900   Parametric Technology Corp.* ..................         1,411,374
  43,400   Progress Software Corp.* ......................         1,330,644
                                                                ------------
                                                                   7,162,103
                                                                ------------
           CONSUMER PRODUCTS--0.2%
  32,700   Playtex Products, Inc.*+ ......................           353,814
                                                                ------------
           DATA PROCESSING--1.0%
  18,100   infoUSA, Inc. .................................           194,575
  50,800   Transaction Systems Architects, Inc.* .........         1,360,424
                                                                ------------
                                                                   1,554,999
                                                                ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.3%
  16,600   Bel Fuse, Inc., Class B .......................           534,022
  69,800   Exar Corp.* ...................................         1,089,578
   3,100   Multi-Fineline Electronix, Inc.* ..............            79,205
  19,800   Planar Systems, Inc.* .........................           151,866
  17,400   Technitrol, Inc. ..............................           255,258
                                                                ------------
                                                                   2,109,929

           ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.5%
  30,100   Itron, Inc.*+ .................................         1,392,727
  22,405   MTS Systems Corp. .............................           923,534
                                                                ------------
                                                                   2,316,261
                                                                ------------
           ENERGY & RAW MATERIALS--1.1%
 109,351   Distributed Energy Systems Corp.*+ ............           739,213
  95,800   TransMontaigne, Inc.*+ ........................           907,226
                                                                ------------
                                                                   1,646,439
                                                                ------------

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           FINANCIAL SERVICES--1.5%
  15,000   Asset Acceptance Capital Corp.* ...............      $    433,050
  31,285   GFI Group, Inc.* ..............................         1,034,908
  13,100   Hercules Technology Growth Capital, Inc.* .....           174,099
  12,655   Nicholas Financial, Inc. ......................           126,550
   5,400   optionsXpress Holdings, Inc.* .................            92,610
  19,000   United PanAm Financial Corp.*+ ................           525,160
                                                                ------------
                                                                   2,386,377
                                                                ------------
           FOOD & AGRICULTURE--2.0%
  66,300   Gold Kist, Inc.*+ .............................         1,225,224
   2,900   J & J Snack Foods Corp.* ......................           173,884
  14,300   Nash Finch Co.+ ...............................           600,600
  10,900   Sanderson Farms, Inc.+ ........................           402,537
  69,600   Spartan Stores, Inc.* .........................           712,704
                                                                ------------
                                                                   3,114,949
                                                                ------------
           FUNERAL SERVICES--0.2%
  14,666   Alderwoods Group, Inc.* .......................           235,976
                                                                ------------

           HEALTH CARE--3.0%
  64,919   Allied Healthcare International, Inc.* ........           340,176
  32,890   IntegraMed America, Inc.*+ ....................           411,783
  50,087   Kendle International, Inc.* ...................         1,212,105
  31,700   Magellan Health Services, Inc.* ...............         1,123,765
  61,463   Odyssey HealthCare, Inc.*+ ....................         1,026,432
  10,700   Sunrise Senior Living, Inc.* ..................           635,473
                                                                ------------
                                                                   4,749,734
                                                                ------------
           HOSPITALS--0.9%
  37,200   United Surgical Partners International, Inc.*+          1,425,132
                                                                ------------
           INSURANCE - HEALTH & LIFE--0.1%
   7,500   UICI ..........................................           231,450
                                                                ------------
           INSURANCE - PROPERTY & CASUALTY--1.5%
  84,950   Capital Title Group, Inc. .....................           664,309
     900   James River Group, Inc.* ......................            18,000
   6,200   National Atlantic Holdings Corp.* .............            68,138
   1,744   Navigators Group, Inc.(The)* ..................            64,633
  16,800   PXRE Group, Ltd. ..............................           391,272
  31,400   Safety Insurance Group, Inc.+ .................         1,101,512
                                                                ------------
                                                                   2,307,864
                                                                ------------
           INTERNET CONTENT--1.5%
  81,700   TriZetto Group, Inc. (The)* ...................         1,281,873
  81,585   United Online, Inc. ...........................         1,063,053
                                                                ------------
                                                                   2,344,926
                                                                ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           INTERNET SOFTWARE--0.7%
 199,500   AsiaInfo Holdings, Inc.* ......................      $  1,003,485
  13,000   SonicWALL, Inc.* ..............................            77,610
                                                                ------------
                                                                   1,081,095
                                                                ------------
           LEISURE & ENTERTAINMENT--2.2%
  65,200   Bluegreen Corp.*+ .............................         1,150,128
  44,471   Century Casinos, Inc.* ........................           300,179
  59,900   Dover Downs Gaming & Entertainment, Inc. ......           797,868
   6,800   MTR Gaming Group, Inc.* .......................            62,832
 187,738   Youbet.com, Inc.* .............................         1,154,589
                                                                ------------
                                                                   3,465,596
                                                                ------------
           MACHINERY--4.5%
  57,800   Columbus McKinnon Corp.* ......................         1,115,540
  32,184   DXP Enterprises, Inc.* ........................           528,461
 135,300   Flow International Corp.*+ ....................         1,181,169
  50,100   JLG Industries, Inc.+ .........................         1,642,779
  24,100   Terex Corp.* ..................................         1,175,598
  52,600   Wabtec Corp.+ .................................         1,367,600
                                                                ------------
                                                                   7,011,147
                                                                ------------
           MANUFACTURING--1.9%
  10,300   Lancaster Colony Corp. ........................           471,225
  75,700   LSI Industries, Inc. ..........................         1,161,238
  40,500   Stanley Furniture Co., Inc. ...................         1,085,805
   5,600   Walter Industries, Inc. .......................           245,672
                                                                ------------
                                                                   2,963,940
                                                                ------------
           MEDICAL & MEDICAL SERVICES--3.5%
  79,888   AMICAS, Inc.* .................................           443,378
  52,700   Durect Corp.*+ ................................           313,565
  12,100   Kindred Healthcare, Inc.*+ ....................           370,260
  20,900   Pediatrix Medical Group, Inc.* ................         1,549,317
  34,700   Per-Se Technologies, Inc.*+ ...................           669,016
  42,000   PRA International*+ ...........................         1,234,800
  48,700   U.S. Physical Therapy, Inc.* ..................           919,456
                                                                ------------
                                                                   5,499,792
                                                                ------------
           MEDICAL INSTRUMENTS & SUPPLIES--4.9%
  44,817   AngioDynamics, Inc.* ..........................           968,047
 129,563   Cerus Corp.* ..................................           875,846
  65,097   Cholestech Corp.* .............................           670,499
  48,900   Cutera, Inc.*+ ................................         1,187,781
  28,700   HealthTronics, Inc.* ..........................           319,718
  23,800   ICU Medical, Inc.* ............................           722,806

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
  34,226   Lifecore Biomedical, Inc.* ....................      $    376,486
  19,500   Neurometrix, Inc.*+ ...........................           543,075
  18,800   Owens & Minor, Inc. ...........................           538,808
 129,100   Quidel Corp.*+ ................................         1,050,874
   7,875   Vital Signs, Inc. .............................           354,139
                                                                ------------
                                                                   7,608,079
                                                                ------------
           METALS--1.1%
   9,500   Cleveland-Cliffs, Inc.+ .......................           675,260
 109,000   Earle M. Jorgensen Co.* .......................         1,113,980
                                                                ------------
                                                                   1,789,240
                                                                ------------
           MORTGAGE--0.6%
  41,400   Fremont General Corp. .........................           944,748
                                                                ------------
           OFFICE EQUIPMENT--0.1%
   5,700   Acco Brands Corp.*+ ...........................           148,770
                                                                ------------
           OFFICE FURNISHINGS--0.4%
  30,200   Knoll, Inc. ...................................           559,908
                                                                ------------

           OIL & GAS EQUIPMENT & SERVICES--1.4%
     900   Dresser-Rand Group, Inc.*+ ....................            21,591
  12,691   Gulf Island Fabrication, Inc. .................           342,657
  56,800   Mitcham Industries, Inc.*+ ....................           524,832
  24,900   Parker Drilling Co.* ..........................           200,943
  35,400   Veritas DGC, Inc.* ............................         1,138,464
                                                                ------------
                                                                   2,228,487
                                                                ------------
           OIL & GAS FIELD EXPLORATION--4.9%
  22,600   Berry Petroleum Co., Class A ..................         1,397,358
  34,400   Cabot Oil & Gas Corp.+ ........................         1,485,736
  37,600   Callon Petroleum Co.* .........................           694,848
  25,900   Petroleum Development Corp.* ..................           984,200
  18,300   Remington Oil & Gas Corp.* ....................           705,099
  31,800   Todco, Class A* ...............................         1,104,096
  44,700   W&T Offshore, Inc. ............................         1,224,780
                                                                ------------
                                                                   7,596,117
                                                                ------------
           OIL REFINING--1.4%
  49,800   Frontier Oil Corp. ............................         1,825,170
   8,300   Giant Industries, Inc.*+ ......................           408,775
                                                                ------------
                                                                   2,233,945
                                                                ------------

           PACKAGING--0.8%
  19,900   Silgan Holdings, Inc. .........................         1,198,378
                                                                ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           PAPER & ALLIED PRODUCTS--0.5%
  66,100   Xerium Technologies, Inc.* ....................      $    809,725
                                                                ------------

           PHARMACEUTICALS--2.7%
  52,900   Albany Molecular Research, Inc.* ..............           882,372
  27,900   Alpharma, Inc., Class A+ ......................           742,698
  19,300   Anadys Pharmaceuticals, Inc.* .................           235,460
   9,300   DOV Pharmaceutical, Inc.*+ ....................           139,686
   1,300   Kos Pharmaceuticals, Inc.* ....................            88,556
  11,700   LifeCell Corp.* ...............................           280,566
  10,200   Nektar Therapeutics* ..........................           174,216
  14,900   New River Pharmaceuticals, Inc.* ..............           642,041
   8,400   Panacos Pharmaceuticals, Inc.* ................            76,860
  26,000   PetMed Express, Inc.* .........................           271,700
 102,600   Savient Pharmaceuticals, Inc.* ................           414,504
  66,495   SciClone Pharmaceuticals, Inc.*+ ..............           341,784
                                                                ------------
                                                                   4,290,443
                                                                ------------

           REAL ESTATE INVESTMENT TRUSTS--2.3%
  16,200   Education Realty Trust, Inc. ..................           298,890
  24,300   Equity Lifestyle Properties, Inc.+ ............         1,097,388
  71,100   OMEGA Healthcare Investors, Inc. ..............           944,208
  42,700   Tanger Factory Outlet Centers, Inc.+ ..........         1,183,644
                                                                ------------
                                                                   3,524,130
                                                                ------------

           RESIDENTIAL CONSTRUCTION--1.7%
  24,900   Brookfield Homes Corp. ........................         1,274,880
  33,289   Comstock Homebuilding Cos., Inc.,
             Class A* ....................................           709,056
  19,900   WCI Communities, Inc.*+ .......................           600,383
                                                                ------------
                                                                   2,584,319
                                                                ------------

           RESTAURANTS--1.9%
  49,400   Domino's Pizza, Inc. ..........................         1,136,200
  22,290   Famous Dave's of America, Inc.* ...............           269,709
  76,300   Luby's, Inc.* .................................         1,002,582
 100,200   Main Street Restaurant Group, Inc.* ...........           564,126
                                                                ------------
                                                                   2,972,617
                                                                ------------
           RETAIL - SPECIALTY--4.3%
  18,500   Asbury Automotive Group, Inc.*+ ...............           315,610
  58,250   EZCORP, Inc., Class A* ........................           951,223
   6,900   FTD Group, Inc.* ..............................            77,625
  52,200   Gottschalks, Inc.* ............................           526,176
  44,683   Pacific Sunwear of California, Inc.* ..........         1,067,030
  12,900   REX Stores Corp.* .............................           198,789
  31,000   Shoe Carnival, Inc.* ..........................           507,160
  47,800   Sportsman's Guide, Inc. (The)* ................         1,201,214


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY--(CONTINUED)
  17,000   Steven Madden, Ltd.* ..........................      $    398,650
  50,300   Yankee Candle Company, Inc. (The)+ ............         1,381,741
   4,100   Zumiez, Inc.* .................................           135,218
                                                                ------------
                                                                   6,760,436
                                                                ------------
           SAVINGS & LOAN ASSOCIATIONS--0.2%
   4,200   Berkshire Hills Bancorp, Inc. .................           135,450
   2,100   PFF Bancorp, Inc. .............................            62,433
   2,500   Provident Financial Holdings, Inc. ............            73,375
                                                                ------------
                                                                     271,258
                                                                ------------
           SEMICONDUCTORS--6.3%
   5,500   Actel Corp.* ..................................            75,680
   2,600   ATMI, Inc.* ...................................            80,158
  73,000   Cirrus Logic, Inc.* ...........................           576,700
   5,000   Coherent, Inc.* ...............................           158,950
  46,051   Cohu, Inc. ....................................         1,124,566
  39,148   Cymer, Inc.* ..................................         1,311,458
  15,300   EMCORE Corp.*+ ................................            78,795
  80,800   Emulex Corp.* .................................         1,741,240
  34,300   Kopin Corp.* ..................................           221,921
 104,800   Micrel, Inc.* .................................         1,320,480
  41,012   MKS Instruments, Inc.* ........................           728,373
   7,502   Netlogic Microsystems, Inc.* ..................           155,066
  25,700   Photronics, Inc.* .............................           533,789
  45,900   Standard Microsystems Corp.* ..................         1,195,695
  11,800   Tessera Technologies, Inc.* ...................           391,524
  24,087   White Electronic Designs Corp.* ...............           125,252
                                                                ------------
                                                                   9,819,647
                                                                ------------

           SERVICES - EMPLOYMENT AGENCIES--0.3%
  30,000   AMN Healthcare Services, Inc.* ................           463,800
                                                                ------------

           SERVICES - MANAGEMENT CONSULTING--0.1%
   5,313   American Dental Partners, Inc.* ...............           162,737
                                                                ------------

           TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.7%
 139,200   Arris Group, Inc.*+ ...........................         1,460,208
  22,451   CalAmp Corp.* .................................           186,119
  37,187   Comtech Telecommunications Corp.* .............         1,305,264
  37,370   InterDigital Communications Corp.* ............           664,438
 118,400   Lightbridge, Inc.* ............................           893,920
  80,000   Radyne Corp.* .................................           862,400
  23,800   Tekelec*+ .....................................           469,098
                                                                ------------
                                                                   5,841,447
                                                                ------------


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           TRANSPORTATION--2.5%
  26,500   Atlas Air Worldwide Holding-Wi* ...............      $    871,850
   3,100   Celadon Group, Inc.* ..........................            63,457
  16,300   Maritrans, Inc. ...............................           477,916
  19,100   Overseas Shipholding Group, Inc.+ .............         1,167,965
  51,200   Pacer International, Inc.*+ ...................         1,343,488
                                                                ------------
                                                                   3,924,676
                                                                ------------

           Total Common Stocks
             (Cost $139,871,578) .........................       152,725,035
                                                                ------------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENTS--3.8%
  $1,295   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $1,295,155),
             1.78%, 09/01/05, collateralized by
             $1,336,944 in U.S. Government
             Securities (Note 7) (Cost $1,295,091)** .....         1,295,091
   4,611   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $4,611,086),
             3.53%, 09/01/05, collateralized by
             $4,747,956 in U.S. Government
             Securities (Note 7) (Cost $4,610,634) .......         4,610,634
                                                                ------------
           Total Repurchase Agreements
             (Cost $5,905,725) ...........................         5,905,725
                                                                ------------
Total Investments -- 101.4%
   (Cost $145,777,303) ...................................       158,630,760
                                                                ------------
Liabilities in Excess of Other Assets -- (1.4)% ..........        (2,146,234)
                                                                ------------
Net Assets -- 100.0%                                            $156,484,526
                                                                ============


----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan. + Security position is either entirely or partially out on loan.

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           COMMON STOCKS--97.3%
           AEROSPACE & DEFENSE--0.2%
     600   K&F Industries Holdings, Inc.*+ ...............      $     10,200
   3,500   Kaman Corp., Class A ..........................            83,965
                                                                ------------
                                                                      94,165
                                                                ------------
           AIRLINES--1.0%
   1,600   Continental Airlines, Inc., Class B* ..........            21,392
  14,900   ExpressJet Holdings, Inc.* ....................           141,699
   7,000   Republic Airways Holdings, Inc.* ..............            93,940
  19,200   World Air Holdings, Inc.* .....................           193,344
                                                                ------------
                                                                     450,375
                                                                ------------

           APPAREL--2.1%
   1,600   American Eagle Outfitters, Inc. ...............            45,808
   7,700   Buckle, Inc. (The) ............................           302,302
   8,949   Children's Place Retail Stores, Inc. (The)* ...           366,104
   4,400   Maidenform Brands, Inc.* ......................            72,600
   1,400   True Religion Apparel, Inc.* ..................            21,336
   3,300   UniFirst Corp. ................................           129,657
                                                                ------------
                                                                     937,807
                                                                ------------
           AUTOMOBILE PARTS & EQUIPMENT--1.9%
   1,400   Accuride Corp.* ...............................            20,930
   7,000   ArvinMeritor, Inc. ............................           129,850
  11,969   Audiovox Corp., Class A* ......................           216,399
   5,200   Commercial Vehicle Group, Inc.* ...............           107,796
  12,900   TRW Automotive Holdings Corp.* ................           378,615
                                                                ------------
                                                                     853,590
                                                                ------------
           BANKS--1.4%
   4,607   BOK Financial Corp. ...........................           216,483
  12,300   First BanCorp .................................           227,058
   6,700   TCF Financial Corp. ...........................           189,677
   1,200   Wilshire Bancorp, Inc. ........................            17,544
                                                                ------------
                                                                     650,762
                                                                ------------

           BIOTECH--2.2%
   3,700   Alkermes, Inc.*+ ..............................            69,486
   2,563   Anika Therapeutics, Inc.* .....................            32,550
   2,800   Arena Pharmaceuticals, Inc.* ..................            23,436
   3,100   ArQule, Inc.* .................................            23,684
   4,300   Charles River Laboratories
             International, Inc.* ........................           218,526
   1,700   Kendle International, Inc.* ...................            41,140
  18,200   Medarex, Inc.* ................................           182,910
   3,700   Momenta Pharmaceutical, Inc.* .................            93,795
   1,500   Myriad Genetics, Inc.*+ .......................            29,655
   5,808   Regeneron Pharmaceuticals, Inc.* ..............            43,386

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           BIOTECH--(CONTINUED)
  10,200   StemCells, Inc.*+ .............................      $     55,590
   3,500   SuperGen, Inc.*+ ..............................            23,660
   4,000   Vertex Pharmaceuticals, Inc.* .................            73,600
   2,918   ZymoGenetics, Inc.*+ ..........................            49,139
                                                                ------------
                                                                     960,557
                                                                ------------
           BUILDING & BUILDING MATERIALS--0.3%
   5,800   Builders FirstSource, Inc.* ...................           117,740
                                                                ------------
           CHEMICALS - SPECIALTY--1.9%
  17,206   Hercules, Inc.* ...............................           219,376
   8,100   Lubrizol Corp. (The) ..........................           334,935
  16,200   UAP Holding Corp. .............................           277,992
                                                                ------------
                                                                     832,303
                                                                ------------
           COMMERCIAL SERVICES--0.4%
     200   PeopleSupport, Inc.* ..........................             1,686
   5,500   Steiner Leisure, Ltd.* ........................           169,565
                                                                ------------
                                                                     171,251
                                                                ------------
           COMPUTER COMPONENTS--0.3%
   2,600   Komag, Inc.* ..................................            86,736
   3,200   Western Digital Corp.* ........................            44,320
                                                                ------------
                                                                     131,056
                                                                ------------
           COMPUTER NETWORKING PRODUCTS--0.8%
   7,879   Black Box Corp.+ ..............................           338,561
                                                                ------------
           COMPUTER SERVICES--0.8%
  16,381   Radiant Systems, Inc.* ........................           193,460
   5,500   Reynolds and Reynolds Co. (The), Class A+ .....           156,970
   2,900   Sykes Enterprises, Inc.* ......................            30,885
                                                                ------------
                                                                     381,315
                                                                ------------
           COMPUTER SOFTWARE--6.9%
  22,623   Activision, Inc.* .............................           505,624
   6,242   American Reprographics Co.* ...................           106,052
  13,800   Blackboard, Inc.* .............................           333,408
  19,600   BMC Software, Inc.* ...........................           392,000
  26,100   Cadence Design Systems, Inc.*+ ................           417,861
  48,200   Compuware Corp.* ..............................           436,692
   5,100   Informatica Corp.* ............................            58,242
     871   InterVideo, Inc.* .............................             8,719
   1,741   ManTech International Corp., Class A* .........            53,988
  62,300   Parametric Technology Corp.* ..................           377,538
   3,118   Progress Software Corp.* ......................            95,598
  14,336   Synopsys, Inc.* ...............................           272,384
                                                                ------------
                                                                   3,058,106
                                                                ------------

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                    family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           CONSUMER PRODUCTS--0.2%
   3,300   Playtex Products, Inc.*+ ......................      $     35,706
     800   Scotts Co. (The), Class A*+ ...................            65,584
                                                                ------------
                                                                     101,290
                                                                ------------
           DATA PROCESSING--1.1%
   1,000   infoUSA, Inc. .................................            10,750
   2,400   Thermo Electron Corp.* ........................            66,960
  14,700   Transaction Systems Architects, Inc.* .........           393,666
                                                                ------------
                                                                     471,376
                                                                ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.2%
  15,300   Avnet, Inc.*+ .................................           383,265
   9,511   Exar Corp.* ...................................           148,467
                                                                ------------
                                                                     531,732
                                                                ------------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.0%
   8,000   Itron, Inc.* ..................................           370,160
   2,200   MTS Systems Corp. .............................            90,684
                                                                ------------
                                                                     460,844
                                                                ------------
           ENERGY & RAW MATERIALS--1.0%
  24,800   Distributed Energy Systems Corp.* .............           167,648
  28,700   TransMontaigne, Inc.* .........................           271,789
                                                                ------------
                                                                     439,437
                                                                ------------
           ENGINEERING--0.3%
   3,800   URS Corp.*+ ...................................           143,184
                                                                ------------
           FINANCIAL SERVICES--1.5%
   1,400   BISYS Group, Inc. (The)* ......................            20,902
   9,383   GFI Group, Inc.* ..............................           310,390
  14,000   Jackson Hewitt Tax Service, Inc. ..............           358,260
                                                                ------------
                                                                     689,552
                                                                ------------
           FOOD--0.3%
  10,062   Premium Standard Farms, Inc.*+ ................           145,597
                                                                ------------
           FOOD & AGRICULTURE--2.9%
  19,218   Gold Kist, Inc.*+ .............................           355,149
   7,900   Nash Finch Co. ................................           331,800
  10,000   Pilgrim's Pride Corp. .........................           339,000
   2,236   Sanderson Farms, Inc. .........................            82,575
  16,778   Spartan Stores, Inc.* .........................           171,807
                                                                ------------
                                                                   1,280,331
           FUNERAL SERVICES--0.1%
   1,114   Alderwoods Group, Inc.* .......................            17,924
   4,085   Stewart Enterprises, Inc., Class A ............            28,350
                                                                ------------
                                                                      46,274
                                                                ------------

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           HEALTH CARE--1.8%
   9,300   Magellan Health Services, Inc.* ...............      $    329,685
  17,810   Odyssey HealthCare, Inc.* .....................           297,427
   1,900   Sunrise Senior Living, Inc.* ..................           112,841
   6,500   WebMD Corp.* ..................................            71,240
                                                                ------------
                                                                     811,193
                                                                ------------
           HOSPITALS--0.8%
   9,750   United Surgical Partners International, Inc.*+            373,522
                                                                ------------
           HOTELS & MOTELS--0.8%
   5,600   Choice Hotels International, Inc. .............           343,784
                                                                ------------
           INSURANCE - HEALTH & LIFE--0.3%
   3,200   Protective Life Corp. .........................           131,296
                                                                ------------
           INSURANCE - PROPERTY & CASUALTY--3.9%
   7,500   Allmerica Financial Corp.* ....................           305,325
   3,300   American Financial Group, Inc. ................           110,649
   7,500   Arch Capital Group, Ltd.* .....................           325,875
   6,300   IPC Holdings, Ltd. ............................           247,527
     300   James River Group, Inc.* ......................             6,000
   9,800   Platinum Underwriters Holdings, Ltd. ..........           318,304
   7,400   PXRE Group, Ltd. ..............................           172,346
   6,436   Safety Insurance Group, Inc.+ .................           225,775
     700   W. R. Berkley Corp. ...........................            24,843
                                                                ------------
                                                                   1,736,644
                                                                ------------
           INTERNET CONTENT--1.2%
  23,614   TriZetto Group, Inc. (The)* ...................           370,504
  12,980   United Online, Inc. ...........................           169,129
                                                                ------------
                                                                     539,633
                                                                ------------
           INTERNET SOFTWARE--0.7%
   8,300   AsiaInfo Holdings, Inc.* ......................            41,749
   8,200   McAfee, Inc.* .................................           251,330
                                                                ------------
                                                                     293,079
                                                                ------------
           LEISURE & ENTERTAINMENT--2.4%
  20,000   Bluegreen Corp.* ..............................           352,800
  15,800   GTECH Holdings Corp.*+ ........................           451,564
   2,100   MTR Gaming Group, Inc.* .......................            19,404
   1,300   Penn National Gaming, Inc.* ...................            44,304
  31,062   Youbet.com, Inc.* .............................           191,031
                                                                ------------
                                                                   1,059,103
                                                                ------------
           MACHINERY--3.4%
  11,437   Columbus McKinnon Corp.* ......................           220,734
  16,000   Flow International Corp.*+ ....................           139,680
  12,900   JLG Industries, Inc.+ .........................           422,991

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           MACHINERY--(CONTINUED)
   7,300   Terex Corp.* ..................................      $    356,094
  15,000   Wabtec Corp. ..................................           390,000
                                                                ------------
                                                                   1,529,499
                                                                ------------
           MANUFACTURING--3.3%
   3,600   Crane Co.+ ....................................           106,596
  19,900   Earle M. Jorgensen Co.* .......................           203,378
   7,361   Fargo Electronics* ............................           133,970
   5,700   LSI Industries, Inc. ..........................            87,438
   8,600   Roper Industries, Inc.+ .......................           331,272
   3,500   Stanley Furniture Co., Inc. ...................            93,835
   3,900   Stanley Works (The) ...........................           178,425
   2,300   Teleflex, Inc.+ ...............................           158,355
   3,600   Walter Industries, Inc. .......................           157,932
                                                                ------------
                                                                   1,451,201
                                                                ------------
           MEDICAL & MEDICAL SERVICES--3.2%
   2,000   Durect Corp.* .................................            11,900
   4,000   HEALTHSOUTH Corp.* ............................            21,280
   4,500   Kindred Healthcare, Inc.*+ ....................           137,700
   7,500   Lincare Holdings, Inc.* .......................           317,550
     800   Millipore Corp.*+ .............................            51,160
   5,200   Pediatrix Medical Group, Inc.* ................           385,476
   1,000   Per-Se Technologies, Inc.* ....................            19,280
   1,800   Pharmaceutical Product Development, Inc.* .....           101,286
  10,216   PRA International*+ ...........................           300,350
   2,700   Res-Care, Inc.* ...............................            40,635
   1,000   U.S. Physical Therapy, Inc.* ..................            18,880
                                                                ------------
                                                                   1,405,497
                                                                ------------
           MEDICAL INSTRUMENTS & SUPPLIES--4.3%
   9,937   AngioDynamics, Inc.* ..........................           214,639
  11,500   Cutera, Inc.*+ ................................           279,335
   6,200   DENTSPLY International, Inc. ..................           328,414
   8,123   HealthTronics, Inc.* ..........................            90,490
   1,300   Hillenbrand Industries, Inc. ..................            64,701
   3,291   ICU Medical, Inc.* ............................            99,948
   7,760   Lifecore Biomedical, Inc.* ....................            85,360
   3,790   Neurometrix, Inc.*+ ...........................           105,551
   6,224   Owens & Minor, Inc. ...........................           178,380
   2,100   PerkinElmer, Inc. .............................            43,470
  11,800   Quidel Corp.*+ ................................            96,052
   6,700   Respironics, Inc.* ............................           262,372
   4,300   Thoratec Corp.* ...............................            70,391
                                                                ------------
                                                                   1,919,103
                                                                ------------

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           METALS--0.1%
     400   Cleveland-Cliffs, Inc.+ .......................      $     28,432
                                                                ------------
           MORTGAGE--0.8%
  14,800   Fremont General Corp. .........................           337,736
                                                                ------------
           MULTIMEDIA/PUBLISHING--2.1%
   8,800   John Wiley & Sons, Inc., Class A ..............           384,120
   3,600   Meredith Corp. ................................           176,760
   6,105   R.H. Donnelley Corp.*+ ........................           392,490
                                                                ------------
                                                                     953,370
                                                                ------------
           OFFICE FURNISHINGS--0.2%
   4,500   Knoll, Inc. ...................................            83,430
                                                                ------------
           OIL & GAS EQUIPMENT & SERVICES--1.6%
     300   Dresser-Rand Group, Inc.* .....................             7,197
   1,400   McDermott International, Inc.* ................            48,370
   3,000   Parker Drilling Co.* ..........................            24,210
  14,800   Pride International, Inc.*+ ...................           374,440
   8,700   Veritas DGC, Inc.* ............................           279,792
                                                                ------------
                                                                     734,009
                                                                ------------
           OIL & GAS FIELD EXPLORATION--5.8%
   6,200   Berry Petroleum Co., Class A ..................           383,346
   9,100   Cabot Oil & Gas Corp.+ ........................           393,029
   2,300   Callon Petroleum Co.* .........................            42,504
   4,400   Forest Oil Corp.* .............................           197,780
   6,600   Helmerich & Payne, Inc. .......................           392,172
   2,200   Petroleum Development Corp.* ..................            83,600
   3,700   Remington Oil & Gas Corp.* ....................           142,561
   7,500   Todco, Class A* ...............................           260,400
   8,000   Vintage Petroleum, Inc.+ ......................           307,440
  13,700   W&T Offshore, Inc. ............................           375,380
                                                                ------------
                                                                   2,578,212
                                                                ------------
           OIL REFINING--1.1%
  13,200   Frontier Oil Corp. ............................           483,780
     600   Giant Industries, Inc.*+ ......................            29,550
                                                                ------------
                                                                     513,330
                                                                ------------
           PACKAGING--0.8%
   6,000   Silgan Holdings, Inc. .........................           361,320
                                                                ------------
           PAPER & ALLIED PRODUCTS--0.4%
  13,800   Xerium Technologies, Inc.* ....................           169,050
                                                                ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           PHARMACEUTICALS--3.6%
   1,500   Albany Molecular Research, Inc.* ..............      $     25,020
   8,000   Alpharma Inc., Class A+ .......................           212,960
   1,300   DOV Pharmaceutical, Inc.*+ ....................            19,526
  13,600   Endo Pharmaceuticals Holdings, Inc.* ..........           408,000
  25,700   King Pharmaceuticals, Inc.* ...................           377,790
   1,535   Kos Pharmaceuticals, Inc.* ....................           104,564
   2,620   New River Pharmaceuticals, Inc.* ..............           112,896
   4,100   Savient Pharmaceuticals, Inc.* ................            16,564
   3,300   SciClone Pharmaceuticals, Inc.* ...............            16,962
  19,500   ViroPharma, Inc.*+ ............................           328,380
                                                                ------------
                                                                   1,622,662
                                                                ------------
           REAL ESTATE INVESTMENT TRUSTS--2.0%
   3,700   CBL & Associates Properties, Inc. .............           156,954
   4,100   Equity Lifestyle Properties, Inc. .............           185,156
   6,600   Mills Corp. (The) .............................           386,364
   4,800   Tanger Factory Outlet Centers, Inc.+ ..........           133,056
     900   Ventas, Inc. ..................................            28,035
                                                                ------------
                                                                     889,565
                                                                ------------
           RESIDENTIAL CONSTRUCTION--1.5%
   7,000   Brookfield Homes Corp. ........................           358,400
   2,447   Comstock Homebuilding Cos., Inc.,
             Class A* ....................................            52,121
   4,600   Standard Pacific Corp. ........................           202,078
   1,400   WCI Communities, Inc.*+ .......................            42,238
                                                                ------------
                                                                     654,837
                                                                ------------
           RESTAURANTS--1.2%
  15,700   Domino's Pizza, Inc. ..........................           361,100
   5,400   Famous Dave's of America, Inc.* ...............            65,340
   7,100   Luby's, Inc.* .................................            93,294
                                                                ------------
                                                                     519,734
                                                                ------------
           RETAIL - SPECIALTY--4.4%
   4,500   Advance Auto Parts, Inc.*+ ....................           274,185
   3,500   Barnes & Noble, Inc.* .........................           132,195
  16,500   Claire's Stores, Inc. .........................           387,420
  11,307   EZCORP, Inc., Class A* ........................           184,643
     600   Hibbett Sporting Goods, Inc.* .................            20,184
   8,800   Pacific Sunwear of California, Inc.* ..........           210,144
   5,100   Rent-A-Center, Inc.* ..........................           103,020
   3,000   Shoe Carnival, Inc.* ..........................            49,080
  12,900   Sonic Automotive, Inc. ........................           302,505
   1,650   Sportsman's Guide, Inc. (The)* ................            41,465
   2,100   Steven Madden, Ltd.* ..........................            49,245
   7,300   Yankee Candle Company, Inc. (The)* ............           200,531
                                                                ------------
                                                                   1,954,617
                                                                ------------
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           SAVINGS & LOAN ASSOCIATIONS--1.2%
   3,500   Downey Financial Corp.+ .......................      $    221,830
   5,400   FirstFed Financial Corp.*+ ....................           310,770
                                                                ------------
                                                                     532,600
                                                                ------------

           SCHOOLS--1.0%
   3,050   Career Education Corp.*+ ......................           119,560
   9,133   Education Management Corp.* ...................           309,335
                                                                ------------
                                                                     428,895
                                                                ------------
           SEMICONDUCTORS--5.3%
   4,400   Cirrus Logic, Inc.* ...........................            34,760
   1,200   Coherent, Inc.* ...............................            38,148
  10,794   Cohu, Inc. ....................................           263,589
  11,000   Cymer, Inc.* ..................................           368,500
     300   EMCOR Group, Inc.+ ............................            16,542
  19,600   Emulex Corp.* .................................           422,380
   2,500   Lam Research Corp.*+ ..........................            79,250
  40,200   LSI Logic Corp.* ..............................           387,528
  22,600   Micrel, Inc.* .................................           284,760
   9,500   MKS Instruments, Inc.* ........................           168,720
   6,200   Photronics, Inc.* .............................           128,774
   5,330   Standard Microsystems Corp.* ..................           138,847
   1,300   Tessera Technologies, Inc.* ...................            43,134
                                                                ------------
                                                                   2,374,932
                                                                ------------
           SERVICES - EMPLOYMENT AGENCIES--0.8%
      56   AMN Healthcare Services, Inc.* ................               866
   8,300   Manpower, Inc.+ ...............................           373,998
                                                                ------------
                                                                     374,864
                                                                ------------

           TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.7%
  38,400   Arris Group, Inc.* ............................           402,816
  10,100   Comtech Telecommunications Corp.* .............           354,510
   1,700   Harris Corp. ..................................            65,637
   6,853   InterDigital Communications Corp.* ............           121,847
   1,100   Syniverse Holdings, Inc.* .....................            17,237
  12,331   Talk America Holdings, Inc.*+ .................           113,075
   3,400   Tekelec* ......................................            67,014
   1,100   West Corp.* ...................................            42,614
                                                                ------------
                                                                   1,184,750
                                                                ------------
           TRANSPORTATION--4.0%
   3,200   Atlas Air Worldwide Holding-Wi* ...............           105,280
   2,000   CNF, Inc. .....................................           100,940
   4,400   General Maritime Corp.* .......................           164,384
  13,400   Laidlaw International, Inc.* ..................           331,650
   5,900   Overseas Shipholding Group, Inc.+ .............           360,785
  13,730   Pacer International, Inc.*+ ...................           360,275

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           TRANSPORTATION--(CONTINUED)
   1,300   Ryder System, Inc. ............................       $    45,617
   7,000   Yellow Roadway Corp.* .........................           327,950
                                                                 -----------
                                                                   1,796,881
                                                                 -----------
           UTILITIES--0.8%
   9,600   Energen Corp. .................................           367,872
                                                                 -----------
           Total Common Stocks
             (Cost $40,438,251) ..........................        43,341,857
                                                                 -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENTS--4.2%
  $  800   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $800,422),
             1.78%, 09/01/05, collateralized by
             $823,846 in U.S. Government
             Securities (Note 7) (Cost $800,382)** .......           800,382
   1,058   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $1,058,084),
             3.53%, 09/01/05, collateralized by
             $1,091,235 in U.S. Government
             Securities (Note 7) (Cost $1,057,981) .......         1,057,981
                                                                 -----------
           Total Repurchase Agreements
             (Cost $1,858,363) ...........................         1,858,363
                                                                 -----------
Total Investments -- 101.5%
   (Cost $42,297,615) ....................................        45,200,220
                                                                 -----------
Liabilities In Excess Of Other Assets -- (1.5)% ..........          (674,876)
                                                                 -----------
Net Assets -- 100.0% .....................................       $44,525,344
                                                                 ===========

----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan. + Security position is either entirely or partially out on loan.

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           COMMON STOCKS--97.4%
           AEROSPACE & DEFENSE--1.0%
   6,500   Northrop Grumman Corp. ........................       $   364,585
                                                                 -----------
           APPAREL--3.7%
  15,400   Coach, Inc.* ..................................           511,126
   9,600   Liz Claiborne, Inc. ...........................           393,888
   6,800   VF Corp. ......................................           403,308
                                                                 -----------
                                                                   1,308,322
                                                                 -----------
           AUTOMOBILE PARTS & EQUIPMENT--2.4%
   7,600   Johnson Controls, Inc.+ .......................           455,848
  14,300   TRW Automotive Holdings Corp.* ................           419,705
                                                                 -----------
                                                                     875,553
                                                                 -----------
           BANKS--5.5%
   6,200   Comerica, Inc. ................................           375,038
   9,800   National City Corp. ...........................           358,974
  17,700   North Fork Bancorporation, Inc. ...............           486,573
   4,700   SunTrust Banks, Inc. ..........................           330,316
   6,000   UnionBanCal Corp. .............................           406,620
                                                                 -----------
                                                                   1,957,521
                                                                 -----------
           BIOTECH--1.1%
   8,800   Gilead Sciences, Inc.*+ .......................           378,400

           BUILDING & BUILDING MATERIALS--2.1%
   5,500   Lafarge North America, Inc.+ ..................           379,225
   6,200   USG Corp.*+ ...................................           389,670
                                                                 -----------
                                                                     768,895
                                                                 -----------
           CHEMICALS - DIVERSIFIED--0.9%
   5,800   Celanese Corp., Series A ......................           106,894
   5,200   Dow Chemical Co. (The) ........................           224,640
                                                                 -----------
                                                                     331,534
                                                                 -----------
           CHEMICALS - SPECIALTY--2.0%
   6,800   Eastman Chemical Co. ..........................           326,196
   9,200   Lubrizol Corp. (The) ..........................           380,420
                                                                 -----------
                                                                     706,616
                                                                 -----------
           COMMERCIAL SERVICES--2.1%
  17,900   Cendant Corp. .................................           364,086
  12,700   Monster Worldwide, Inc.* ......................           396,748
                                                                 -----------
                                                                     760,834
                                                                 -----------
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           COMPUTER NETWORKING PRODUCTS--1.9%
  18,100   Seagate Technology* ...........................       $   300,279
  19,400   Synopsys, Inc.* ...............................           368,600
                                                                 -----------
                                                                     668,879
                                                                 -----------

           COMPUTER SERVICES--1.2%
  10,000   Computer Sciences Corp.* ......................           445,500
                                                                 -----------
           COMPUTER SOFTWARE--3.8%
  18,800   Activision, Inc.* .............................           420,180
  25,500   Cadence Design Systems, Inc.*+ ................           408,255
  45,100   Compuware Corp.* ..............................           408,606
  18,100   Parametric Technology Corp.* ..................           109,686
                                                                 -----------
                                                                   1,346,727
                                                                 -----------
           COMPUTERS--1.2%
   9,100   Apple Computer, Inc.* .........................           427,063
                                                                 -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--1.1%
  16,300   Avnet, Inc.*+ .................................           408,315
                                                                 -----------
           ENERGY--2.2%
   9,800   NRG Energy, Inc.* .............................           392,196
   4,200   TXU Corp.+ ....................................           407,484
                                                                 -----------
                                                                     799,680
                                                                 -----------
           FINANCIAL SERVICES--2.6%
   9,800   CIT Group, Inc. ...............................           443,744
   1,600   Countrywide Financial Corp.+ ..................            54,064
  15,800   H&R Block, Inc.+ ..............................           425,810
                                                                 -----------
                                                                     923,618
                                                                 -----------
           FOOD & AGRICULTURE--1.5%
  23,800   Archer-Daniels-Midland Co. ....................           535,738
                                                                 -----------
           HAZARDOUS WASTE MANAGEMENT--1.2%
  11,400   Republic Services, Inc. .......................           413,022
                                                                 -----------

           HEALTH CARE--1.6%
   7,600   Caremark Rx, Inc.* ............................           355,148
   3,300   WellChoice, Inc.* .............................           234,630
                                                                 -----------
                                                                     589,778
                                                                 -----------
           HOTELS & MOTELS--1.0%
   5,600   Choice Hotels International, Inc. .............           343,784
                                                                 -----------
           INSURANCE--2.1%
   9,100   Allmerica Financial Corp.* ....................           370,461
   7,564   Radian Group, Inc.+ ...........................           387,125
                                                                 -----------
                                                                     757,586
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           INSURANCE - HEALTH & LIFE--2.1%
  10,200   Nationwide Financial Services, Inc., Class A ..       $   393,312
   8,800   Protective Life Corp. .........................           361,064
                                                                 -----------
                                                                     754,376
                                                                 -----------
           INSURANCE - PROPERTY & CASUALTY--4.6%
   8,100   ACE Ltd. ......................................           359,721
   2,300   Everest Re Group Ltd. .........................           212,957
   8,900   IPC Holdings Ltd. .............................           349,681
  15,300   Old Republic International Corp. ..............           385,101
   7,700   RenaissanceRe Holdings Ltd. ...................           348,887
                                                                 -----------
                                                                   1,656,347
                                                                 -----------
           INTERNET SOFTWARE--0.1%
   1,600   McAfee, Inc.* .................................            49,040
                                                                 -----------
           LEISURE & ENTERTAINMENT--2.7%
   9,100   GTECH Holdings Corp.+ .........................           260,078
   6,900   Harley-Davidson, Inc. .........................           339,894
  10,500   Penn National Gaming, Inc.* ...................           357,840
                                                                 -----------
                                                                     957,812
                                                                 -----------
           MACHINERY--1.1%
   8,300   Terex Corp.* ..................................           404,874
                                                                 -----------
           MANUFACTURING--2.7%
   7,000   Eaton Corp. ...................................           447,440
   4,600   Ingersoll Rand Co. Ltd., Class A ..............           366,252
   3,200   Stanley Works (The) ...........................           146,400
                                                                 -----------
                                                                     960,092
                                                                 -----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.4%
   9,200   Baxter International, Inc. ....................           371,036
   6,500   Becton, Dickinson & Co. .......................           342,095
   1,100   Hillenbrand Industries, Inc. ..................            54,747
   5,400   McKesson Corp. ................................           252,018
   5,000   Respironics, Inc.* ............................           195,800
                                                                 -----------
                                                                   1,215,696
                                                                 -----------
           MULTIMEDIA/PUBLISHING--3.0%
   4,100   Gannett Co., Inc. .............................           298,152
   8,500   John Wiley & Sons, Inc., Class A ..............           371,025
   1,100   McGraw-Hill Cos., Inc. (The) ..................            53,042
   5,700   R.H. Donnelley Corp.*+ ........................           366,453
                                                                 -----------
                                                                   1,088,672
                                                                 -----------

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           OIL & GAS EQUIPMENT & SERVICES--1.1%
  15,600   Pride International, Inc.* ....................       $   394,680
                                                                 -----------
           OIL & GAS FIELD EXPLORATION--3.6%
   5,700   Burlington Resources, Inc. ....................           420,603
   4,700   Cabot Oil & Gas Corp.+ ........................           202,993
   2,200   Devon Energy Corp. ............................           133,694
   9,400   Ultra Petroleum Corp.* ........................           415,856
   1,500   Unit Corp.* ...................................            78,090
   1,900   W&T Offshore, Inc. ............................            52,060
                                                                 -----------
                                                                   1,303,296
                                                                 -----------
           PHARMACEUTICALS--5.1%
   1,200   AmerisourceBergen Corp. .......................            89,604
  12,700   Endo Pharmaceuticals Holdings, Inc.* ..........           381,000
   7,700   Express Scripts, Inc.* ........................           445,522
  10,600   Hospira, Inc.* ................................           422,304
  29,300   King Pharmaceuticals, Inc.* ...................           430,710
     900   Pharmaceutical Product Development, Inc.* .....            50,643
                                                                 -----------
                                                                   1,819,783
                                                                 -----------
           REAL ESTATE INVESTMENT TRUSTS--5.7%
   9,200   CBL & Associates Properties, Inc. .............           390,264
  10,200   General Growth Properties, Inc. ...............           459,918
  24,100   Host Marriott Corp.+ ..........................           421,509
  30,100   HRPT Properties Trust .........................           385,280
   6,500   Mills Corp. (The) .............................           380,510
                                                                 -----------
                                                                   2,037,481
                                                                 -----------
           RESIDENTIAL CONSTRUCTION--0.3%
   2,400   Toll Brothers, Inc.*+ .........................           115,320
                                                                 -----------
           RETAIL - SPECIALTY--3.2%
   6,300   Advance Auto Parts, Inc.*+ ....................           383,859
  16,400   Claire's Stores, Inc. .........................           385,072
  16,400   Staples, Inc. .................................           360,144
                                                                 -----------
                                                                   1,129,075
                                                                 -----------

           SEMICONDUCTORS--2.9%
  10,400   Broadcom Corp., Class A* ......................           452,400
  13,500   Lam Research Corp.*+ ..........................           427,950
   5,800   National Semiconductor Corp. ..................           144,594
                                                                 -----------
                                                                   1,024,944
                                                                 -----------
The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.3%
  19,800   Crown Castle International Corp.* .............       $   490,248
   2,000   Leap Wireless International, Inc.* ............            68,320
  11,700   Scientific-Atlanta, Inc.+ .....................           447,642
  18,000   Tellabs, Inc.* ................................           160,020
                                                                 -----------
                                                                   1,166,230
                                                                 -----------
           TOBACCO--0.2%
   1,800   Loews Corp.-Carolina Group ....................            69,498
                                                                 -----------
           TRANSPORTATION--4.0%
   3,300   Burlington Northern Santa Fe Corp. ............           174,966
   9,900   CSX Corp. .....................................           434,907
  13,400   Norfolk Southern Corp. ........................           477,174
  10,300   Ryder System, Inc. ............................           361,427
                                                                 -----------
                                                                   1,448,474
                                                                 -----------

           UTILITIES--4.9%
   2,800   Alliant Energy Corp. ..........................            84,140
   9,600   DTE Energy Co.+ ...............................           439,392
  11,000   Energen Corp. .................................           421,520
  12,700   National Fuel Gas Co.+ ........................           382,397
  10,100   Northeast Utilities ...........................           201,192
   5,100   UGI Corp.+ ....................................           141,015
   4,100   Westar Energy, Inc. ...........................            98,482
                                                                 -----------
                                                                   1,768,138
                                                                 -----------
           WHOLESALE - DISTRIBUTION--1.2%
  12,000   SUPERVALU, Inc.+ ..............................           417,600
                                                                 -----------
           Total Common Stocks
             (Cost $32,306,989)                                   34,893,378
                                                                 -----------

           REPURCHASE AGREEMENTS--6.7%
  $1,026   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $1,025,743),
             1.78%, 09/01/05, collateralized by
             $1,062,328 in U.S. Government
             Securities (Note 7) (Cost $1,025,692)** .....       $ 1,025,692
                                                                 -----------
   1,391   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $1,390,937),
             3.53%, 09/01/05, collateralized by
             $1,438,118 in U.S. Government
             Securities (Note 7) (Cost $1,390,801) .......         1,390,801
                                                                 -----------
           Total Repurchase Agreements
             (Cost $2,416,493) ...........................         2,416,493
                                                                 -----------
Total Investments -- 104.1%
   (Cost $34,723,482) ....................................        37,309,871
                                                                 -----------
Liabilities in Excess of Other Assets -- (4.1)% ..........        (1,477,393)
                                                                 -----------
Net Assets -- 100.0% .....................................       $35,832,478
                                                                 ===========

----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan. + Security position is either entirely or partially out on loan.

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           COMMON STOCKS--98.5%
           AEROSPACE & DEFENSE--0.3%
   3,500   K&F Industries Holdings, Inc.*+ ...............       $    59,500
  25,700   Kaman Corp., Class A ..........................           616,543
                                                                 -----------
                                                                     676,043
                                                                 -----------
           AIRLINES--1.1%
  69,200   ExpressJet Holdings, Inc.* ....................           658,092
  66,700   Republic Airways Holdings, Inc.* ..............           895,114
 101,919   World Air Holdings, Inc.* .....................         1,026,324
                                                                 -----------
                                                                   2,579,530
                                                                 -----------
           APPAREL--2.3%
  72,400   Buckle, Inc. (The) ............................         2,842,424
  35,800   Children's Place Retail Stores, Inc. (The)* ...         1,464,578
  28,600   Maidenform Brands, Inc.* ......................           471,900
  20,100   UniFirst Corp. ................................           789,729
                                                                 -----------
                                                                   5,568,631
                                                                 -----------

           AUTOMOBILE PARTS & EQUIPMENT--0.9%
  35,200   ArvinMeritor, Inc.+ ...........................           652,960
  40,401   Commercial Vehicle Group, Inc.* ...............           837,513
  24,800   TRW Automotive Holdings Corp.* ................           727,880
                                                                 -----------
                                                                   2,218,353
                                                                 -----------
           BANKS--5.4%
   7,100   BancFirst Corp. ...............................           605,275
   2,400   Bank of Hawaii Corp. ..........................           121,800
  13,300   BankFinancial Corp.* ..........................           189,525
   7,823   BOK Financial Corp. ...........................           367,603
   4,828   Community Bancorp* ............................           165,359
  17,200   Cullen/Frost Bankers, Inc.+ ...................           840,564
  36,000   Digital Insight Corp.* ........................           973,440
 132,800   First BanCorp .................................         2,451,488
  44,500   First Midwest Bancorp, Inc. ...................         1,688,330
  12,000   First Regional Bancorp* .......................         1,042,080
   3,826   First State Bancorporation* ...................            86,429
   9,728   Glacier Bancorp, Inc.+ ........................           289,700
  12,000   MainSource Financial Group, Inc.+ .............           218,520
  11,477   Mid-State Bancshares+ .........................           326,980
  20,600   Preferred Bank ................................           840,686
  34,620   Southwest Bancorp, Inc. .......................           800,068
   3,400   Virginia Financial Group, Inc. ................           117,130
   6,623   WesBanco, Inc. ................................           201,935
 114,305   Wilshire Bancorp, Inc. ........................         1,671,139
                                                                 -----------
                                                                  12,998,051
                                                                 -----------
           BUILDING & BUILDING MATERIALS--0.6%
  70,609   Builders FirstSource, Inc.* ...................         1,433,363
                                                                 -----------
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           CHEMICALS - SPECIALTY--3.3%
  11,600   Balchem Corp. .................................       $   358,440
 130,700   Hercules, Inc.* ...............................         1,666,425
  69,700   Lubrizol Corp. (The) ..........................         2,882,095
 176,800   UAP Holding Corp. .............................         3,033,888
  10,900   Wellman, Inc.+ ................................            75,755
                                                                 -----------
                                                                   8,016,603
                                                                 -----------
           COMMERCIAL SERVICES--0.5%
  36,529   Steiner Leisure, Ltd.* ........................         1,126,189
                                                                 -----------
           COMPUTER COMPONENTS--0.2%
  14,300   Komag, Inc.* ..................................           477,048
                                                                 -----------
           COMPUTER NETWORKING PRODUCTS--1.1%
  64,611   Black Box Corp.+ ..............................         2,776,335
                                                                 -----------
           COMPUTER SERVICES--0.4%
   5,900   PAR Technology Corp.* .........................           147,264
  31,800   Radiant Systems, Inc.* ........................           375,558
  22,900   Sykes Enterprises, Inc.* ......................           243,885
   9,600   Syntel, Inc. ..................................           180,000
                                                                 -----------
                                                                     946,707
                                                                 -----------
           COMPUTER SOFTWARE--2.7%
  58,500   American Reprographics, Co.* ..................           993,915
  56,200   Informatica Corp.* ............................           641,804
  25,600   InterVideo, Inc.* .............................           256,256
  18,477   ManTech International Corp., Class A* .........           572,972
  21,800   Micromuse, Inc.* ..............................           145,406
 229,716   Parametric Technology Corp.* ..................         1,392,079
  39,789   Progress Software Corp.* ......................         1,219,931
  76,380   Synopsys, Inc.* ...............................         1,451,220
                                                                 -----------
                                                                   6,673,583
                                                                 -----------

           CONSUMER PRODUCTS--0.1%
   3,900   CSS Industries, Inc. ..........................           140,790
                                                                 -----------
           DATA PROCESSING--1.0%
  19,400   infoUSA, Inc. .................................           208,550
  26,800   Reynolds and Reynolds Co. (The), Class A+ .....           764,872
  58,700   Transaction Systems Architects, Inc.* .........         1,571,986
                                                                 -----------
                                                                   2,545,408
                                                                 -----------

           ELECTRONIC COMPONENTS & ACCESSORIES--0.8%
  10,000   Bel Fuse, Inc., Class B .......................           321,700
 101,000   Exar Corp.* ...................................         1,576,610
                                                                 -----------
                                                                   1,898,310
                                                                 -----------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.4%
  26,306   MTS Systems Corp. .............................         1,084,333
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           ENERGY & RAW MATERIALS--0.1%
  20,300   TransMontaigne, Inc.* .........................       $   192,241
                                                                 -----------
           ENGINEERING--0.4%
  26,200   URS Corp.*+ ...................................           987,216
                                                                 -----------
           FINANCIAL SERVICES--3.1%
  55,642   Asset Acceptance Capital Corp.* ...............         1,606,385
  12,900   Hercules Technology Growth Capital, Inc.* .....           171,441
 103,100   Jackson Hewitt Tax Service, Inc. ..............         2,638,329
   5,200   Marlin Business Services, Inc.* ...............           119,600
  20,600   Nelnet, Inc., Class A* ........................           737,480
  18,550   Nicholas Financial, Inc. ......................           185,500
  42,000   optionsXpress Holdings, Inc. ..................           720,300
  22,400   Westcorp ......................................         1,383,200
                                                                 -----------
                                                                   7,562,235
                                                                 -----------
           FOOD--0.6%
  94,640   Premium Standard Farms, Inc.*+ ................         1,369,441
                                                                 -----------
           FOOD & AGRICULTURE--2.9%
  97,508   Gold Kist, Inc.*+ .............................         1,801,948
  76,400   Nash Finch Co.+ ...............................         3,208,800
  26,700   Pilgrim's Pride Corp.+ ........................           905,130
   4,049   Sanderson Farms, Inc. .........................           149,529
 102,096   Spartan Stores, Inc.* .........................         1,045,463
                                                                 -----------
                                                                   7,110,870
                                                                 -----------
           HEALTH CARE--1.3%
  51,100   Magellan Health Services, Inc.* ...............         1,811,495
  75,600   Odyssey HealthCare, Inc.* .....................         1,262,520
                                                                 -----------
                                                                   3,074,015
                                                                 -----------
           HOTELS & MOTELS--1.1%
  44,900   Choice Hotels International, Inc. .............         2,756,411
                                                                 -----------
           INSURANCE--1.0%
 110,100   Assured Guaranty, Ltd.+ .......................         2,466,240
                                                                 -----------
           INSURANCE - HEALTH & LIFE--2.1%
  29,800   FBL Financial Group, Inc., Class A ............           893,106
  52,800   Protective Life Corp. .........................         2,166,384
  64,700   UICI ..........................................         1,996,642
                                                                 -----------
                                                                   5,056,132
                                                                 -----------
           INSURANCE - PROPERTY & CASUALTY--5.6%
  23,000   Allmerica Financial Corp.* ....................           936,330
  25,100   American Financial Group, Inc. ................           841,603
  31,200   Arch Capital Group, Ltd.* .....................         1,355,640
  26,400   Capital Title Group, Inc. .....................           206,448
  18,761   EMC Insurance Group, Inc. .....................           337,698
  59,752   IPC Holdings, Ltd. ............................         2,347,656

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           INSURANCE - PROPERTY & CASUALTY--(CONTINUED)
   1,400   James River Group, Inc.* ......................       $    28,000
  41,940   National Atlantic Holdings Corp.* .............           460,920
  84,200   Platinum Underwriters Holdings, Ltd. ..........         2,734,816
 105,400   PXRE Group, Ltd. ..............................         2,454,766
  44,347   Safety Insurance Group, Inc.+ .................         1,555,693
  16,043   United America Indemnity, Ltd., Class A*+ .....           287,972
                                                                 -----------
           INTERNET CONTENT--0.3%
   7,600   TriZetto Group, Inc. (The)* ...................           119,244
  54,100   United Online, Inc. ...........................           704,923
                                                                 -----------
                                                                     824,167
                                                                 -----------
           INTERNET SOFTWARE--0.3%
  96,300   AsiaInfo Holdings, Inc.* ......................           484,389
  25,900   SonicWALL, Inc.* ..............................           154,623
                                                                 -----------
                                                                     639,012
                                                                 -----------
           LEISURE & ENTERTAINMENT--0.8%
  91,500   Bluegreen Corp.* ..............................         1,614,060
   4,400   Dover Downs Gaming & Entertainment, Inc. ......            58,608
  36,400   MTR Gaming Group, Inc.* .......................           336,336
                                                                 -----------
                                                                   2,009,004
                                                                 -----------
           MACHINERY--3.9%
  78,713   Columbus McKinnon Corp.* ......................         1,519,161
  29,800   DXP Enterprises, Inc.* ........................           489,316
  24,618   Flow International Corp.*+ ....................           214,915
  92,300   JLG Industries, Inc.+ .........................         3,026,517
  31,000   Terex Corp.* ..................................         1,512,180
 108,900   Wabtec Corp. ..................................         2,831,400
                                                                 -----------
                                                                   9,593,489
                                                                 -----------
           MANUFACTURING--3.1%
   2,800   Cavco Industries, Inc.* .......................            93,884
  18,900   CIRCOR International, Inc. ....................           496,314
  23,500   Crane Co.+ ....................................           695,835
 139,100   Earle M. Jorgensen Co.* .......................         1,421,602
  54,046   Fargo Electronics* ............................           983,637
   8,600   Kadant, Inc.* .................................           167,700
  56,829   LSI Industries, Inc. ..........................           871,757
  24,930   Stanley Furniture Co., Inc. ...................           668,373
  21,300   Teleflex, Inc.+ ...............................         1,466,505
  13,500   Walter Industries, Inc. .......................           592,245
                                                                 -----------
                                                                   7,457,852
                                                                 -----------
           MEDICAL & MEDICAL SERVICES--1.7%
  26,100   Kendle International, Inc.* ...................           631,620
  19,200   Kindred Healthcare, Inc.*+ ....................           587,520

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           MEDICAL & MEDICAL SERVICES--(CONTINUED)
  19,400   Pediatrix Medical Group, Inc.* ................       $ 1,438,122
  51,881   PRA International* ............................         1,525,301
                                                                 -----------
                                                                   4,182,563
                                                                 -----------

           MEDICAL INSTRUMENTS & SUPPLIES--0.1%
  14,421   Cholestech Corp.* .............................           148,536
                                                                 -----------
           METALS--0.2%
   6,900   Cleveland-Cliffs, Inc.+ .......................           490,452
                                                                 -----------

           MORTGAGE--2.4%
 154,200   Fremont General Corp. .........................         3,518,844
  61,100   IndyMac Bancorp, Inc. .........................         2,433,613
                                                                 -----------
                                                                   5,952,457
                                                                 -----------
           MULTIMEDIA/PUBLISHING--1.8%
  65,600   John Wiley & Sons, Inc., Class A ..............         2,863,440
   7,300   Meredith Corp. ................................           358,430
  23,100   R.H. Donnelley Corp.*+ ........................         1,485,099
                                                                 -----------
                                                                   4,706,969
                                                                 -----------
           OFFICE & BUSINESS EQUIPMENT--0.1%
  12,100   IKON Office Solutions, Inc. ...................           122,089
                                                                 -----------
           OFFICE FURNISHINGS--0.2%
  21,800   Knoll, Inc. ...................................           404,172
                                                                 -----------
           OIL & GAS EQUIPMENT & SERVICES--0.7%
   1,400   Dresser-Rand Group, Inc.*+ ....................            33,586
  48,300   Northwest Natural Gas Co. .....................         1,776,474
                                                                 -----------
                                                                   1,810,060
                                                                 -----------
           OIL & GAS FIELD EXPLORATION--4.3%
  43,900   Berry Petroleum Co., Class A ..................         2,714,337
  78,800   Cabot Oil & Gas Corp.+ ........................         3,403,372
   3,800   Callon Petroleum Co.* .........................            70,224
   3,600   Petroleum Development Corp.* ..................           136,800
  27,400   Vintage Petroleum, Inc.+ ......................         1,052,982
 108,600   W&T Offshore, Inc. ............................         2,975,640
                                                                 -----------
                                                                  10,353,355
                                                                 -----------
           OIL REFINING--1.3%
  85,600   Frontier Oil Corp. ............................         3,137,240
                                                                 -----------
           PACKAGING--1.3%
  50,563   Silgan Holdings, Inc. .........................         3,044,904
                                                                 -----------

           PAPER & ALLIED PRODUCTS--0.7%
   8,800   Rayonier, Inc. ................................           477,400
 105,400   Xerium Technologies, Inc.* ....................         1,291,150
                                                                 -----------
                                                                   1,768,550
                                                                 -----------
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           PHARMACEUTICALS--1.1%
   8,200   Albany Molecular Research, Inc.* ..............       $   136,776
  43,500   Alpharma Inc., Class A+ .......................         1,157,970
  27,100   Savient Pharmaceuticals, Inc.* ................           109,484
  74,004   ViroPharma, Inc.*+ ............................         1,246,227
                                                                 -----------
                                                                   2,650,457
                                                                 -----------
           PRINTING--0.1%
   2,932   Cadmus Communications Corp. ...................            59,520
   3,100   Consolidated Graphics, Inc.* ..................           119,691
                                                                 -----------
                                                                     179,211
                                                                 -----------

           REAL ESTATE INVESTMENT TRUSTS--10.2%
  70,600   Associated Estates Realty Corp. ...............           696,822
  19,300   Brandywine Realty Trust .......................           615,670
  66,800   CBL & Associates Properties, Inc. .............         2,833,656
  71,900   Digital Realty Trust, Inc. ....................         1,367,538
  43,100   Education Realty Trust, Inc. ..................           795,195
  62,800   Equity Lifestyle Properties, Inc. .............         2,836,048
  22,900   Essex Property Trust, Inc.+ ...................         2,014,055
 228,700   HRPT Properties Trust .........................         2,927,360
  86,900   Innkeepers USA Trust ..........................         1,364,330
  15,700   Lexington Corporate Properties Trust+ .........           361,100
  23,200   LTC Properties, Inc. ..........................           469,336
   8,200   Mack-Cali Realty Corp. ........................           361,210
  75,200   OMEGA Healthcare Investors, Inc. ..............           998,656
  67,700   PS Business Parks, Inc.-CA ....................         3,080,350
  16,600   SL Green Realty Corp. .........................         1,097,758
 104,400   Tanger Factory Outlet Centers, Inc.+ ..........         2,893,968
                                                                 -----------
                                                                  24,713,052
                                                                 -----------
           RESIDENTIAL CONSTRUCTION--1.3%
  59,400   Brookfield Homes Corp. ........................         3,041,280
   3,900   WCI Communities, Inc.*+ .......................           117,663
                                                                 -----------
                                                                   3,158,943
                                                                 -----------
           RESTAURANTS--1.8%
 136,800   Domino's Pizza, Inc. ..........................         3,146,400
  45,400   Luby's, Inc.* .................................           596,556
 107,886   Main Street Restaurant Group, Inc.* ...........           607,398
                                                                 -----------
                                                                   4,350,354
                                                                 -----------
           RETAIL - SPECIALTY--4.3%
  17,200   Asbury Automotive Group, Inc.*+ ...............           293,432
  16,200   Barnes & Noble, Inc.* .........................           611,874
 114,300   Claire's Stores, Inc. .........................         2,683,764
  32,018   Pacific Sunwear of California, Inc.* ..........           764,590
  21,200   Rent-A-Center, Inc.* ..........................           428,240
   9,800   REX Stores Corp.* .............................           151,018
  25,100   Shoe Carnival, Inc.* ..........................           410,636


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005
-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES                                                           (NOTE 1)
-------------------------------------------------------------------------------
           RETAIL - SPECIALTY--(CONTINUED)
 124,000   Sonic Automotive, Inc. ........................       $ 2,907,800
  32,500   Sportsman's Guide, Inc. (The)* ................           816,725
  15,800   Steven Madden, Ltd.* ..........................           370,510
  19,372   Trans World Entertainment Corp.* ..............           144,515
  35,600   Yankee Candle Company, Inc. (The) .............           977,932
                                                                 -----------
                                                                  10,561,036
                                                                 -----------
           SAVINGS & LOAN ASSOCIATIONS--2.4%
  43,000   Downey Financial Corp.+ .......................         2,725,340
  10,100   First Place Financial Corp. ...................           214,322
  31,600   FirstFed Financial Corp.*+ ....................         1,818,580
  10,295   ITLA Capital Corp.* ...........................           553,356
  16,082   PFF Bancorp, Inc. .............................           478,118
                                                                 -----------
                                                                   5,789,716
                                                                 -----------
           SEMICONDUCTORS--4.1%
  46,400   Cirrus Logic, Inc.* ...........................           366,560
  97,564   Cohu, Inc. ....................................         2,382,513
  47,000   Cymer, Inc.* ..................................         1,574,500
   4,900   EMCOR Group, Inc.*+ ...........................           270,186
  82,000   Emulex Corp.* .................................         1,767,100
 117,200   Micrel, Inc.* .................................         1,476,720
  23,653   MKS Instruments, Inc.* ........................           420,077
  22,883   Photronics, Inc.* .............................           475,280
  43,690   Standard Microsystems Corp.* ..................         1,138,125
                                                                 -----------
                                                                   9,871,061
                                                                 -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--2.5%
   7,300   Audiovox Corp., Class A* ......................           131,984
 132,400   Cincinnati Bell, Inc.*+ .......................           573,292
  32,000   Commonwealth Telephone Enterprises, Inc. ......         1,287,680
  44,840   Comtech Telecommunications Corp.* .............         1,573,884
  39,800   Iowa Telecommunications Services, Inc. ........           740,678
 156,700   Talk America Holdings, Inc.*+ .................         1,436,939
   8,700   West Corp.* ...................................           337,038
                                                                 -----------
                                                                   6,081,495
                                                                 -----------
           TRANSPORTATION--4.6%
  31,800   Atlas Air Worldwide Holding-Wi* ...............         1,046,220
  24,200   General Maritime Corp.* .......................           904,112
 118,900   Laidlaw International, Inc.* ..................         2,942,775
   7,900   Maritrans, Inc. ...............................           231,628
  49,400   Overseas Shipholding Group, Inc.+ .............         3,020,810
  57,917   Pacer International, Inc.*+ ...................         1,519,742
  30,900   Yellow Roadway Corp.* .........................         1,447,665
                                                                 -----------
                                                                  11,112,952
                                                                 -----------

-------------------------------------------------------------------------------
                                                                   VALUE
 SHARES/UNITS                                                     (NOTE 1)
-------------------------------------------------------------------------------
           UTILITIES--3.6%
  20,100   Avista Corp. ..................................      $    390,744
  86,200   Energen Corp. .................................         3,303,184
  58,000   National Fuel Gas Co.+ ........................         1,746,380
 129,000   Northeast Utilities ...........................         2,569,680
  30,600   UGI Corp.+ ....................................           846,090
                                                                ------------
                                                                   8,856,078
                                                                ------------
           Total Common Stocks
             (Cost $225,244,301) .........................       239,250,846
                                                                ------------
           WARRANTS--0.0%
           SAVINGS & LOAN ASSOCIATIONS--0.0%
   4,100   Dime Community Bancshares,
             Litigation Tracking Warrants* ...............               701
                                                                ------------
           Total Warrants
             (Cost $768) .................................               701
                                                                ------------

  PRINCIPAL
AMOUNT (000'S)
--------------
           REPURCHASE AGREEMENTS--2.5%
  $1,332   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $1,332,418),
             1.78%, 09/01/05, collateralized by
             $1,373,077 in U.S. Government
             Securities (Note 7) (Cost $1,332,352)** .....         1,332,352
   4,684   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/05 to be
             repurchased at $4,684,258),
             3.53%, 09/01/05, collateralized by
             $4,820,224 in U.S. Government
             Securities (Note 7) (Cost $4,683,799) .......         4,683,799
                                                                ------------
           Total Repurchase Agreements
             (Cost $6,016,151) ...........................         6,016,151
                                                                ------------
Total Investments -- 101.0%
   (Cost $231,261,220) ...................................       245,267,698
                                                                ------------
Liabilities in Excess of Other Assets -- (1.0)% ..........        (2,438,065)
                                                                ------------
Net Assets -- 100.0% .....................................      $242,829,633
                                                                ============

----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan. + Security position is either entirely or partially out on loan.

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                    family of funds

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005

                                                            EMERGING GROWTH        GROWTH             MID CAP      SMALL CAP VALUE
                                                                  FUND              FUND               FUND             FUND
                                                              ------------       -----------        -----------      ------------
ASSETS
   Investments, at value including securities on loan
      (Note 6) (Cost -- $145,777,303, $42,297,615,
      $34,723,482 and $231,261,220,
      respectively) ....................................      $158,630,760       $45,200,220        $37,309,871      $245,267,698
   Receivable for investments sold .....................         3,964,608         1,378,515            769,809         6,317,895
   Dividends and interest receivable ...................            54,821            20,581             34,157           235,690
   Receivable for Fund shares sold .....................            18,500            70,000                 --           220,283
   Prepaid expenses and other assets ...................            15,188            10,425              9,995            14,008
                                                              ------------       -----------        -----------      ------------
      Total assets .....................................       162,683,877        46,679,741         38,123,832       252,055,574
                                                              ------------       -----------        -----------      ------------
LIABILITIES
   Payable for investments purchased ...................         4,594,420         1,299,230          1,207,072         7,385,584
   Payable upon return of securities loaned (Note 7) ...         1,295,091           800,382          1,025,692         1,332,352
   Payable for Fund shares redeemed ....................           113,210                --              9,176           213,178
   Investment advisory fee payable .....................            99,579            12,037             10,374           149,795
   Accrued expenses and other liabilities ..............            97,051            42,748             39,040           145,032
                                                              ------------       -----------        -----------      ------------
      Total liabilities ................................         6,199,351         2,154,397          2,291,354         9,225,941
                                                              ------------       -----------        -----------      ------------
NET ASSETS
   Capital stock, $0.001 par value .....................             9,660             2,769              1,778            11,888
   Additional paid-in capital ..........................       119,743,232        38,938,733         27,892,911       188,382,003
   Undistributed net investment income .................                --                --             43,897           638,828
   Accumulated net realized gain from investments ......        23,878,177         2,680,237          5,307,503        39,790,436
   Net unrealized appreciation on investments ..........        12,853,457         2,903,605          2,586,389        14,006,478
                                                              ------------       -----------        -----------      ------------

   Net assets applicable to shares outstanding .........      $156,484,526       $44,525,344        $35,832,478      $242,829,633
                                                              ============       ===========        ===========      ============

Shares outstanding .....................................         9,660,120         2,768,733          1,777,614        11,887,515
                                                              ------------       -----------        -----------      ------------
Net asset value, offering and redemption price
   per share ...........................................            $16.20            $16.08             $20.16            $20.43
                                                                    ======            ======             ======            ======

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                    family of funds

                            STATEMENTS OF OPERATIONS
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2005


                                                             EMERGING GROWTH       GROWTH             MID CAP      SMALL CAP VALUE
                                                                  FUND              FUND                FUND             FUND
                                                              ------------       -----------        -----------      ------------
INVESTMENT INCOME
   Dividends* ..........................................      $    596,129       $   190,621        $   417,613      $  3,154,663
   Interest ............................................            99,264            29,930             27,724           136,234
   Securities lending (Note 6) .........................            44,196            11,068              6,400            38,050
                                                              ------------       -----------        -----------      ------------
   Total investment income .............................           739,589           231,619            451,737         3,328,947
                                                              ------------       -----------        -----------      ------------
EXPENSES
   Investment advisory fees (Note 2) ...................         1,118,554           231,031            166,006         1,451,659
   Co-Administration fees and expenses (Note 2) ........           297,902           112,718            105,669           431,974
   Administrative services fees ........................           223,711            60,702             49,882           352,557
   Transfer agent fees and expenses ....................            68,655            51,285             60,370            93,942
   Audit and legal fees ................................            49,410            21,935             19,697            71,681
   Printing ............................................            67,000            15,990             14,043            78,226
   Custodian fees and expenses .........................            47,242            12,890             10,826            75,011
   Shareholder service fees (Note 3) ...................            51,043            20,439             17,613            46,684
   Directors' and officer's fees and expenses ..........            34,147            17,353             17,066            47,433
   Federal and state registration fees .................            19,084            15,429             16,289            21,270
   Other ...............................................            11,456             2,944              2,641            17,892
                                                              ------------       -----------        -----------      ------------
      Total expenses before waivers ....................         1,988,204           562,716            480,102         2,688,329
      Less: waivers ....................................          (227,440)          (78,649)           (72,304)         (358,433)
                                                              ------------       -----------        -----------      ------------
      Net expenses after waivers .......................         1,760,764           484,067            407,798         2,329,896
                                                              ------------       -----------        -----------      ------------
      Net investment income/(loss) .....................        (1,021,175)         (252,448)            43,939           999,051
                                                              ------------       -----------        -----------      ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investments ..................        26,328,257         6,841,103          6,385,458        45,589,269
   Net change in unrealized appreciation on
      investments ......................................         8,725,455         1,811,661          1,831,144         7,367,445
                                                              ------------       -----------        -----------      ------------
   Net realized and unrealized gain on investments .....        35,053,712         8,652,764          8,216,602        52,956,714
                                                              ------------       -----------        -----------      ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................      $ 34,032,537       $ 8,400,316        $ 8,260,541      $ 53,955,765
                                                              ============       ===========        ===========      ============

-----------
* Net of foreign withholding taxes of $2,162, $681, $388 and $926 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                    family of funds

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    EMERGING GROWTH                           GROWTH
                                                                         FUND                                  FUND
                                                            ------------------------------        -----------------------------
                                                                FOR THE FISCAL YEARS                   FOR THE FISCAL YEARS
                                                                   ENDED AUGUST 31,                       ENDED AUGUST 31,
                                                            ------------------------------        -----------------------------
                                                                 2005             2004                2005             2004
                                                            -------------    -------------        ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) ........................    $  (1,021,175)   $    (840,218)       $   (252,448)    $   (249,358)
   Net realized gain from investments ..................       26,328,257       38,873,967           6,841,103        8,575,883
   Net change in unrealized appreciation/(depreciation)
      on investments ...................................        8,725,455      (20,887,368)          1,811,661       (3,978,325)
                                                            -------------    -------------        ------------     ------------
   Net increase in net assets resulting from
      operations .......................................       34,032,537       17,146,381           8,400,316        4,348,200
                                                            -------------    -------------        ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................               --               --                  --               --
   Net realized capital gains ..........................      (35,927,417)      (2,757,588)                 --               --
                                                            -------------    -------------        ------------     ------------
   Total dividends and distributions to shareholders ...      (35,927,417)      (2,757,588)                 --               --
                                                            -------------    -------------        ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .................       24,848,186      (11,143,293)             48,952       (2,081,318)
                                                            -------------    -------------        ------------     ------------
   Total increase in net assets ........................       22,953,306        3,245,500           8,449,268        2,266,882

NET ASSETS
   Beginning of year ...................................      133,531,220      130,285,720          36,076,076       33,809,194
                                                            -------------    -------------        ------------     ------------
   End of year* ........................................    $ 156,484,526    $ 133,531,220        $ 44,525,344     $ 36,076,076
                                                            =============    =============        ============     ============

-----------
* Includes undistributed net investment income as follows:


                                                                  FOR THE FISCAL YEARS
                                                                    ENDED AUGUST 31,
                                                             -----------------------------
                                                                 2005             2004
                                                             -----------------------------
   Mid Cap Fund ........................................      $ 43,897          $138,858
   Small Cap Value Fund ................................       638,828           463,033

The accompanying notes are an integral part of the financial statements.

                                                                        MID CAP                           SMALL CAP VALUE
                                                                         FUND                                  FUND
                                                            ------------------------------          -----------------------------
                                                                 FOR THE FISCAL YEARS                  FOR THE FISCAL YEARS
                                                                    ENDED AUGUST 31,                      ENDED AUGUST 31,
                                                            ------------------------------          -----------------------------
                                                                2005              2004                  2005             2004
                                                            ------------      ------------          ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) ........................    $     43,939      $    138,893          $    999,051     $    901,615
   Net realized gain from investments ..................       6,385,458         5,375,698            45,589,269       47,499,697
   Net change in unrealized appreciation/(depreciation)
      on investments ...................................       1,831,144        (1,692,107)            7,367,445      (11,111,657)
                                                            ------------      ------------          ------------     ------------
   Net increase in net assets resulting from
      operations .......................................       8,260,541         3,822,484            53,955,765       37,289,655
                                                            ------------      ------------          ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................        (138,900)         (158,675)             (823,256)        (878,687)
   Net realized capital gains ..........................        (156,081)               --           (38,374,363)     (21,277,125)
                                                            ------------      ------------          ------------     ------------
   Total dividends and distributions to shareholders ...        (294,981)         (158,675)          (39,197,619)     (22,155,812)
                                                            ------------      ------------          ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .................      (2,954,817)        1,046,142            30,776,859        1,664,203
                                                            ------------      ------------          ------------     ------------
   Total increase in net assets ........................       5,010,743         4,709,951            45,535,005       16,798,046

NET ASSETS
   Beginning of year ...................................      30,821,735        26,111,784           197,294,628      180,496,582
                                                            ------------      ------------          ------------     ------------
   End of year* ........................................    $ 35,832,478      $ 30,821,735          $242,829,633     $197,294,628
                                                            ============      ============          ============     ============

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                              n/i numeric investors
                                    family of funds
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                       EMERGING GROWTH FUND
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                      ----------------------------------------------------------------------------
                                                        2005             2004              2003              2002            2001
                                                      -------          --------          --------          -------         -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...............    $ 17.48          $  15.81          $  11.81          $ 12.73        $  20.99
                                                      -------          --------          --------          -------        --------
Net investment loss ..............................      (0.11)            (0.11)(1)         (0.07)(1)        (0.10)          (0.07)
Net realized and unrealized gain/(loss) on
   investments (2) ...............................       3.53              2.12              4.07            (0.82)          (3.58)
                                                      -------          --------          --------          -------        --------
Net increase/(decrease) in net assets resulting
   from operations ...............................       3.42              2.01              4.00            (0.92)          (3.65)
                                                      -------          --------          --------          -------        --------
Distributions to shareholders from:
Net realized capital gains .......................      (4.70)            (0.34)               --               --           (4.61)
                                                      -------          --------          --------          -------        --------
Redemption fees (Note 5)* ........................         --                --                --               --              --
                                                      -------          --------          --------          -------        --------
Net asset value, end of year .....................    $ 16.20          $  17.48          $  15.81          $ 11.81        $  12.73
                                                      =======          ========          ========          =======        ========
Total investment return (3) ......................      26.06%            12.71%            33.87%           (7.23)%        (20.16)%
                                                      =======          ========          ========          =======        ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..........   $156,485          $133,531          $130,286          $96,865        $139,927
Ratio of expenses to average net assets (4) ......       1.18%             1.15%             1.20%            1.12%           1.07%
Ratio of expenses to average net assets
   without waivers, if any .......................       1.33%             1.31%             1.36%            1.26%           1.25%
Ratio of net investment loss to average
   net assets (4) ................................      (0.68)%           (0.58)%           (0.55)%          (0.75)%         (0.67)%
Portfolio turnover rate ..........................     318.36%           269.90%           227.46%          216.40%         280.00%

-----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the year.
(2) The amounts shown for a share outstanding throughout the respective years are not in accord with the changes in the aggregate gains and losses on investments during the respective years because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective years.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestment of dividends and distributions, if any.
(4) Reflects waivers and expense reimbursements, if any.

The accompanying notes are an integral part of the financial statements.

                                                                                          GROWTH FUND
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                      ----------------------------------------------------------------------------
                                                         2005             2004              2003              2002            2001
                                                      -------          --------          --------          -------         -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...............    $ 12.99          $  11.53          $   9.07          $ 10.48         $ 23.69
                                                      -------          --------          --------          -------         -------
Net investment loss ..............................      (0.09)(1)         (0.09)(1)         (0.08)(1)        (0.10)          (0.10)
Net realized and unrealized gain/(loss) on
   investments (2) ...............................       3.18              1.55              2.54            (1.31)          (6.59)
                                                      -------          --------          --------          -------         -------
Net increase/(decrease) in net assets resulting
   from operations ...............................       3.09              1.46              2.46            (1.41)          (6.69)
                                                      -------          --------          --------          -------         -------
Distributions to shareholders from:
Net realized capital gains .......................         --                --                --               --           (6.52)
                                                      -------          --------          --------          -------         -------
Redemption fees (Note 5)* ........................         --                --                --               --              --
                                                      -------          --------          --------          -------         -------
Net asset value, end of year .....................    $ 16.08          $  12.99          $  11.53          $  9.07         $ 10.48
                                                      =======          ========          ========          =======         =======
Total investment return (3) ......................      23.79%            12.66%            27.12%          (13.45)%        (36.45)%
                                                      =======          ========          ========          =======         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..........    $44,525          $ 36,076          $ 33,809          $34,034         $39,930
Ratio of expenses to average net assets (4) ......       1.20%             1.36%             1.49%            1.35%           1.08%
Ratio of expenses to average net assets
   without waivers, if any .......................       1.39%             1.59%             1.79%            1.54%           1.36%
Ratio of net investment loss to average
   net assets (4) ................................      (0.62)%           (0.65)%           (0.81)%          (0.96)%         (0.70)%
Portfolio turnover rate ..........................     343.20%           291.02%           237.59%          241.28%         271.29%

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                   MID CAP FUND
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                      ----------------------------------------------------------------------------
                                                        2005             2004              2003              2002            2001
                                                      -------          --------          --------          -------         -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...............    $ 15.82          $  13.88          $  11.98          $ 13.16         $ 19.22
                                                      -------          --------          --------          -------         -------
Net investment income/(loss)                             0.02 (1)          0.07              0.08             0.08            0.06
Net realized and unrealized gain/(loss) on
   investments (2) ...............................       4.47              1.96              1.90            (1.22)          (2.98)
                                                      -------          --------          --------          -------         -------
Net increase/(decrease) in net assets resulting
   from operations ...............................       4.49              2.03              1.98            (1.14)          (2.92)
                                                      -------          --------          --------          -------         -------
Dividends and distributions to shareholders from:
Net investment income ............................      (0.07)            (0.09)            (0.08)           (0.06)          (0.08)
Net realized capital gains .......................      (0.08)               --                --               --           (3.06)
                                                      -------          --------          --------          -------         -------
Total dividends and distributions to shareholders       (0.15)            (0.09)            (0.08)           (0.06)          (3.14)
                                                      -------          --------          --------          -------         -------
Redemption fees (Note 5) .........................         --*               --*               --*            0.02              --*
                                                      -------          --------          --------          -------         -------
Net asset value, end of year .....................    $ 20.16          $  15.82          $  13.88          $ 11.98         $ 13.16
                                                      =======          ========          ========          =======         =======
Total investment return (3) ......................      28.52%            14.64%            16.70%           (8.48)%        (17.42)%
                                                      =======          ========          ========          =======         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..........    $35,832          $ 30,822          $ 26,112          $25,109         $31,198
Ratio of expenses to average net assets (4) ......       1.23%             0.97%             1.00%            0.85%           0.91%
Ratio of expenses to average net assets without
   waivers, if any ...............................       1.44%             1.35%             1.52%            1.27%           1.39%
Ratio of net investment income/(loss) to average
   net assets (4) ................................       0.13%             0.47%             0.66%            0.59%           0.39%
Portfolio turnover rate ..........................     321.41%           292.78%           227.20%          270.77%         318.28%

-----------
* Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the year.
(2) The amounts shown for a share outstanding throughout the respective years are not in accord with the changes in the aggregate gains and losses on investments during the respective years because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective years.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestment of dividends and distributions, if any.
(4) Reflects waivers and expense reimbursements, if any.

The accompanying notes are an integral part of the financial statements.

                                                                                      SMALL CAP VALUE FUND
                                                      ----------------------------------------------------------------------------
                                                                              FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                      ----------------------------------------------------------------------------
                                                        2005             2004              2003              2002            2001
                                                      -------          --------          --------          -------         -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...............   $  19.90          $  18.46          $  16.86         $  17.61         $ 12.91
                                                     --------          --------          --------         --------         -------
Net investment income/(loss) .....................       0.08(1)           0.09              0.05            (0.05)           0.02
Net realized and unrealized gain/(loss) on
   investments (2) ...............................       4.29              3.67              2.90             1.71            4.79
                                                     --------          --------          --------         --------         -------
Net increase/(decrease) in net assets resulting
   from operations ...............................       4.37              3.76              2.95             1.66            4.81
                                                     --------          --------          --------         --------         -------
Dividends and distributions to shareholders from:
Net investment income ............................      (0.08)            (0.09)               --            (0.02)          (0.14)
Net realized capital gains .......................      (3.76)            (2.24)            (1.41)           (2.58)             --
                                                     --------          --------          --------         --------         -------
Total dividends and distributions to shareholders       (3.84)            (2.33)            (1.41)           (2.60)          (0.14)
                                                     --------          --------          --------         --------         -------
Redemption fees (Note 5) .........................         --*             0.01              0.06             0.19            0.03
                                                     --------          --------          --------         --------         -------
Net asset value, end of year .....................   $  20.43          $  19.90          $  18.46         $  16.86         $ 17.61
                                                     ========          ========          ========         ========         =======
Total investment return (3) ......................      26.37%            21.46%            20.51%           13.31%          37.97%
                                                     ========          ========          ========         ========         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) ..........   $242,830          $197,295          $180,497         $130,380         $35,564
Ratio of expenses to average net assets (4) ......       0.99%             0.92%             1.55%            1.73%           1.67%
Ratio of expenses to average net assets without
   waivers, if any ...............................       1.14%             1.07%             1.70%            1.88%           2.14%
Ratio of net investment income/(loss) to average
   net assets (4) ................................       0.43%             0.45%             0.33%           (0.35)%          0.17%
Portfolio turnover rate ..........................     348.63%           366.70%           268.07%          275.73%         277.28%

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund," and collectively, the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors LLC(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)





Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

The  following   permanent   differences  as  of  August  31,  2005,   primarily
attributable to net investment losses were reclassified to the following accounts:


U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                                  [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is between 4.00% and 4.99% better than its benchmark, it would pay Numeric the basic fee. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for the Growth Fund is the Russell 2500(R) Growth Index. On November 12, 2004, during a special meeting, shareholders of the Mid Cap Fund approved a proposal to change the Fund's benchmark from the S&P MidCap 400(R) Index to the Russell MidCap(R) Index. The Adviser elected to change the benchmark index because the Russell MidCap(R) Index more appropriately reflects the types of securities held in the Fund's portfolio and provides the best comparative performance information. Effective December 1, 2004 throughNovember 30, 2005, the performance fee will be compared to both the S&P MidCap 400(R) Index and the Russell MidCap(R) Index separately each month. Each month during this period, the Fund will pay the advisory fee based upon whichever performance fee calculation results in a lower advisory fee. Effective December 1, 2005, the Fund will pay an advisory fee based solely on the performance fee calculation of the Russell MidCap(R) Index. The benchmark index for the Small Cap Value Fund is the Russell 2000(R) Value Index.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period.

The chart below shows what the management fee rate would be if a Fund exceeds its benchmark by the stated amount.

PERCENTAGE POINT DIFFERENCE BETWEEN FUND PERFORMANCE                 PERFORMANCE          TOTAL
(NET OF EXPENSES INCLUDING ADVISORY FEES) AND                        ADJUSTMENT       ADVISORY FEE
CHANGE IN TOTAL BENCHMARK INDEX                        BASIC FEE        RATE              RATE
--------------------------------------------------     ---------     -----------      ------------
+9% or more .........................................    0.85%          0.50%            1.35%
+8% or more but less than +9% .......................    0.85%          0.40%            1.25%
+7% or more but less than +8% .......................    0.85%          0.30%            1.15%
+6% or more but less than +7% .......................    0.85%          0.20%            1.05%
+5% or more but less than +6% .......................    0.85%          0.10%            0.95%
+4% or more but less than +5% .......................    0.85%          None             0.85%
+3% or more but less than +4% .......................    0.85%         (0.10)%           0.75%
+2% or more but less than +3% .......................    0.85%         (0.20)%           0.65%
+1% or more but less than +2% .......................    0.85%         (0.30)%           0.55%
+0% or more but less than +1% .......................    0.85%         (0.40)%           0.45%
Less than 0% ........................................    0.85%         (0.50)%           0.35%

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At the end of each month, the management fee rate is applied to the net assets averaged over the same 12-month rolling period over which the investment performance of a Fund was measured to determine the monthly management fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

The Adviser contractually agreed to limit the Emerging Growth, Growth, Mid Cap, and Small Cap Value Fund's total operating expenses (other than investment advisory fees, shareholder servicing fees, brokerage commissions, extraordinary items, interest and taxes) through December 31, 2004 to the extent that such expenses exceed 1.25%, 0.50%, 0.50%, and 0.50%, respectively, of the average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts that Numeric has assumed. For the year ended August 31, 2005, investment advisory fees and waivers were as follows:

                                                                                        ADVISORY            NET
FUND                                                              ADVISORY FEES          WAIVERS       ADVISORY FEES
----                                                              -------------        ----------      -------------
Emerging Growth Fund .........................................    $1,118,554           $      --        $1,118,554
Growth Fund ..................................................       231,031             (21,040)          209,991
Mid Cap Fund .................................................       166,006             (24,072)          141,934
Small Cap Value Fund .........................................     1,451,659                  --         1,451,659

During the fiscal year ended August 31, 2004, the Staff of the Securities and Exchange Commission (the "SEC" or "Staff") notified RBB that the methodology used to calculate the performance-based investment advisory fee for the Small Cap Value Fund, the Growth Fund and the Mid Cap Fund managed by Numeric did not comply with the rules under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") concerning performance fees. The rules under the Advisers Act require the performance rate to be applied to the average net assets over the performance period (a twelve-month rolling period for these Funds) rather than the average daily net assets in the most recent month, as was done previously.

Applying the revised methodology to the Small Cap Value Fund for the period since the inception of the performance fee (January 2001) indicates that the Small Cap Value Fund overpaid Numeric by approximately $920,000. In addition, the Staff has indicated that interest of approximately $110,000 is also due from Numeric on this amount. With respect to the Growth Fund and the Mid Cap Fund, application of the revised methodology indicated that these funds had underpaid Numeric since the inception of the performance fee. Numeric has agreed to waive repayment of the underpaid fees.

Commencing on September 1, 2004, the performance for all three aforementioned funds began to be calculated in accordance with the Advisers Act.

RBB and Numeric are currently awaiting a final order from the Staff which will stipulate the repayment of the $920,000 plus interest by Numeric.

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio of RBB based on each portfolio's average net assets as a percentage of the total RBB related net assets.


For the fiscal year ended August 31, 2005, PFPC, voluntarily agreed to waive a portion of its administration fees. During such period, co-administration fees and related waivers were as follows:

                                                                      TOTAL                                 NET
                                                             CO-ADMINISTRATION FEES                CO-ADMINISTRATION FEES
FUND                                                              AND EXPENSES          WAIVERS         AND EXPENSES
----                                                         ----------------------   ----------   -----------------------
Emerging Growth Fund .........................................    $  297,902           $ (33,557)        $ 264,345
Growth Fund ..................................................       112,718              (5,000)          107,718
Mid Cap Fund .................................................       105,669              (5,000)          100,669
Small Cap Value Fund .........................................       431,974             (52,884)          379,090

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the fiscal year ended August 31, 2005, transfer agency fees and expenses were $68,655, $51,285, $60,370, and $93,942 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

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                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


For the fiscal year ended August 31, 2005, PFPC Distributors, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                                                      TOTAL
                                                                 ADMINISTRATIVE                     NET ADMINISTRATIVE
FUND                                                              SERVICES FEES         WAIVERS       SERVICES FEES
----                                                            ----------------      ----------   -------------------
Emerging Growth Fund .........................................    $  223,711           $(193,883)      $  29,828
Growth Fund ..................................................        60,702             (52,609)          8,093
Mid Cap Fund .................................................        49,882             (43,232)          6,650
Small Cap Value Fund .........................................       352,557            (305,549)         47,008

The Emerging Growth Fund, Growth Fund,Mid Cap Fund and Small Cap Value Fund owed PFPC and its affiliates $27,690, $14,081, $13,862 and $39,419, respectively, for their services as of August 31, 2005.



3. SHAREHOLDER SERVICES PLAN

The Board of Directors approved a Shareholder Services Plan which permits the Funds to pay fees to certain Shareholder Organizations of up to 0.25% of the average daily net assets of each Fund for which such Shareholder Organizations provide services for the benefit of customers.



4. INVESTMENT IN SECURITIES

For the fiscal year ended August 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                                          PURCHASES              SALES
----                                                        ------------         ------------
Emerging Growth Fund ..................................     $457,832,943         $469,310,700
Growth Fund ...........................................      133,201,614          134,077,813
Mid Cap Fund ..........................................      103,336,862          106,008,216
Small Cap Value Fund ..................................      795,375,721          802,702,700

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                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. CAPITAL SHARE TRANSACTIONS

As of August 31, 2005, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                                   EMERGING GROWTH FUND
                             -----------------------------------------------------------------
                                        FOR THE                              FOR THE
                                   FISCAL YEAR ENDED                    FISCAL YEAR ENDED
                                    AUGUST 31, 2005                       AUGUST 31, 2004
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT             SHARES           AMOUNT
                             ----------       ------------        ----------      ------------
Sales ..................         704,511      $ 9,877,760            661,507       $ 12,007,872
Repurchases ............      (1,394,220)     (20,393,052)        (1,417,033)       (25,890,530)
Redemption fees ........              --           12,804                 --             18,386
Reinvestments ..........       2,708,864       35,350,674            155,841          2,720,979
                             -----------      -----------         ----------       ------------
Net increase/(decrease)        2,019,155      $24,848,186           (599,685)      $(11,143,293)
                             ===========      ===========         ==========       ============


                                                       GROWTH FUND
                             -----------------------------------------------------------------
                                        FOR THE                              FOR THE
                                   FISCAL YEAR ENDED                    FISCAL YEAR ENDED
                                    AUGUST 31, 2005                       AUGUST 31, 2004
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT             SHARES           AMOUNT
                             ----------       ------------        ----------      ------------
Sales ..................         503,921      $ 7,450,691           450,488       $  6,107,468
Repurchases ............        (513,224)      (7,409,914)         (603,709)        (8,199,105)
Redemption fees ........              --            8,175                --             10,319
                             -----------      -----------         ---------       ------------
Net increase/(decrease)           (9,303)     $    48,952          (153,221)      $ (2,081,318)
                             ===========      ===========         =========       ============

                                                      MID CAP FUND
                             -----------------------------------------------------------------
                                        FOR THE                              FOR THE
                                   FISCAL YEAR ENDED                    FISCAL YEAR ENDED
                                    AUGUST 31, 2005                       AUGUST 31, 2004
                             -----------------------------        ----------------------------
                               SHARES            AMOUNT             SHARES           AMOUNT
                             ----------       ------------        ----------      ------------
Sales ..................         128,560      $ 2,321,750           309,072       $  4,753,551
Repurchases ............        (314,940)      (5,571,383)         (251,600)        (3,865,645)
Redemption fees ........              --            8,265                --              5,688
Reinvestments ..........          15,506          286,551            10,217            152,548
                             -----------      -----------         ---------       ------------
Net increase/(decrease)         (170,874)     $(2,954,817)           67,689       $  1,046,142
                             ===========      ===========         =========       ============

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                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                  SMALL CAP VALUE FUND
                             -----------------------------------------------------------------
                                        FOR THE                              FOR THE
                                   FISCAL YEAR ENDED                    FISCAL YEAR ENDED
                                    AUGUST 31, 2005                       AUGUST 31, 2004
                             -----------------------------       -----------------------------
                               SHARES            AMOUNT             SHARES           AMOUNT
                             ----------       ------------       -----------      ------------
Sales ..................       2,901,655      $50,936,546         1,217,424       $ 23,769,320
Repurchases ............      (3,073,233)     (56,570,385)       (2,173,217)       (42,397,307)
Redemption fees ........              --           58,247                --            132,053
Reinvestments ..........       2,142,655       36,352,451         1,092,619         20,160,137
                             -----------      -----------        ----------       ------------
Net increase ...........       1,971,077      $30,776,859           136,826       $  1,664,203
                             ===========      ===========        ==========       ============

There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

As of August 31, 2005, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.


     Emerging Growth Fund (3 shareholders) ..........   49%
     Growth Fund (2 shareholders) ...................   59%
     Mid Cap Fund (1 shareholder) ...................   21%
     Small Cap Value Fund (1 shareholder)               51%


6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the aggregate value of collateral by the Funds and pledged to borrowers at August 31, 2005, were as follows:

                                                       VALUE OF
FUND                                              SECURITIES ON LOAN           VALUE OF COLLATERAL
----                                              ------------------           -------------------
Emerging Growth Fund .........................       $15,248,467                  $15,696,440
Growth Fund ..................................         3,943,506                    4,061,418
Mid Cap Fund .................................         3,055,729                    3,158,078
Small Cap Value Fund .........................         6,639,234                    6,836,479

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Collateral pledged by borrowers for securities out on loan to broker/dealers is in the form of U.S. Treasury securities. Cash collateral received by the Funds is invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.


7. COLLATERAL FOR REPURCHASE AGREEMENTS

Collateral for repurchase agreements in connection with securities lending at August 31, 2005 are listed below:

                                                                          EMERGING GROWTH FUND
                                             -----------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                              ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........          $925       8.875%        8/15/17    $ 1,333,295   $ 3,649     $1,336,944


                                                                               GROWTH FUND
                                             -----------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                              ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........          $570       8.875%        8/15/17      $ 821,598   $ 2,248      $ 823,846

                                                                              MID CAP FUND
                                             -----------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                             ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........          $735       8.875%        8/15/17     $1,059,429   $ 2,899     $1,062,328


                                                                          SMALL CAP VALUE FUND
                                             ------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                             ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........          $950       8.875%        8/15/17    $ 1,369,330   $ 3,747     $1,373,077

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at August 31, 2005:

                                                                          EMERGING GROWTH FUND
                                             -----------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                              ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........        $3,825       8.875%        8/15/17    $ 4,734,999   $12,957     $4,747,956


                                                                               GROWTH FUND
                                        ----------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                              ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........        $  755       8.875%        8/15/17     $1,088,257   $ 2,978    $1,091,235

                                                                              MID CAP FUND
                                        ----------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                              ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........        $  995       8.875%        8/15/17     $1,434,193   $ 3,925    $1,438,118

                                                                          SMALL CAP VALUE FUND
                                        ----------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT                                              ACCRUED
ISSUER                                         (000'S)   INTEREST RATE   MATURITY   MARKET VALUE  INTEREST    TOTAL VALUE
------                                       ---------   -------------   --------   ------------  --------    -----------
Related Collateral:
United States Treasury Bond ...........        $3,335       8.875%        8/15/17     $4,807,069   $13,155    $4,820,224


8. FEDERAL INCOME TAX INFORMATION

At August 31, 2005, Federal tax cost, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation of securities held by each Fund were as follows:

                                                       FEDERAL TAX     UNREALIZED        UNREALIZED      NET UNREALIZED
FUND                                                      COST        APPRECIATION      DEPRECIATION      APPRECIATION
----                                                  ------------    ------------      ------------     --------------
Emerging Growth Fund .............................    $146,335,594     $16,065,806      $(3,770,639)       $12,295,167
Growth Fund ......................................      42,507,444       3,592,776         (898,999)         2,693,777
Mid Cap Fund .....................................      34,744,088       2,990,725         (424,942)         2,565,783
Small Cap Value Fund .............................     232,101,988      18,109,421       (4,943,711)        13,165,710

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                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


The  following   permanent   differences  as  of  August  31,  2005,   primarily
attributable to net investment losses were reclassified to the following accounts:

                                                                      UNDISTRIBUTED      ACCUMULATED       ADDITIONAL
                                                                     NET INVESTMENT     NET REALIZED         PAID-IN
FUND                                                                     INCOME          GAIN/(LOSS)         CAPITAL
----                                                                 --------------     ------------       ----------
Emerging Growth Fund .............................                      $1,021,175      $(1,021,175)              --
Growth Fund ......................................                         252,448         (252,448)              --
Mid Cap Fund .....................................                              --                2             $ (2)

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                      UNDISTRIBUTED     UNDISTRIBUTED
                                                                        ORDINARY          LONG-TERM
FUND                                                                     INCOME             GAINS
----                                                                  -------------     -------------
Emerging Growth Fund .............................                    $19,013,702        $5,422,766
Growth Fund ......................................                      1,247,347         1,642,717
Mid Cap Fund .....................................                      4,801,535           570,471
Small Cap Value Fund .............................                     37,915,404         3,354,628

At August 31, 2005, the Funds had no capital loss carryforwards available to offset future capital gains.

During the year ended August 31, 2005, the Growth Fund and Mid Cap Fund utilized $3,738,541 and $755,983, respectively, of prior year capital loss carryforwards.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                      ORDINARY                  LONG-TERM
FUND                             YEAR                  INCOME                     GAINS                     TOTAL
----                             ----                -----------               ------------               -----------
Emerging Growth Fund
                                 2005                $24,741,834               $11,185,583                $35,927,417
                                 2004                  2,757,588                        --                  2,757,588
Growth Fund
                                 2005                         --                        --                         --
                                 2004                         --                        --                         --
Mid Cap Fund
                                 2005                    138,900                   156,081                    294,981
                                 2004                    158,675                        --                    158,675
Small Cap Value Fund
                                 2005                 36,867,260                 2,330,359                 39,197,619
                                 2004                 19,379,463                 2,776,349                 22,155,812

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of n/i numeric investors Emerging Growth Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 28, 2005

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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)


Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2005, the following dividends and distributions per share were paid by each of the Funds:

                                                                               ORDINARY INCOME
                                                                      ----------------------------
                                                                       NET INVESTMENT   SHORT-TERM      LONG-TERM
FUND                                                                       INCOME          GAINS          GAINS
----                                                                   --------------   ----------      ----------
Emerging Growth Fund .........................................                --           $3.25           $1.45
Growth Fund ..................................................                --              --              --
Mid Cap Fund .................................................             $0.07              --           $0.08
Small Cap Value Fund .........................................             $0.08           $3.53           $0.23

The percentage of total ordinary income dividends from the Emerging Growth, Mid Cap and Small Cap Value Funds qualifying for the corporate dividend received deduction is 2.65%, 100% and 5.35%, respectively.

The percentage of total ordinary dividends from the Emerging Growth, Mid Cap and Small Cap Value Funds qualifying for the 15% dividend income tax rate is 2.04%, 100% and 4.01%, respectively.

These amounts were reported to shareholders as income in 2004. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2006.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                                 [LOGO OMITTED]
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                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                          OTHER INFORMATION (UNAUDITED)



1. PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available without charge, upon request, by calling
(800) 348-5031 and on the Securities and Exchange Commission's website at http://www.sec.gov.



2. QUARTERLY PORTFOLIO SCHEDULES

The Company files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.



3. APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS

As required by the Investment Company Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the renewal of the investment advisory agreements, and amendments thereto, between Numeric Investors LLC (the "Adviser" or "Numeric") and the Company (each an "Advisory Agreement" and collectively, the "Advisory Agreements") on behalf of the n/i numeric investors Emerging Growth Fund, Growth Fund, Mid Cap Fund, and Small Cap Value Fund (each a "Fund" and collectively, the "Funds") at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreements, and amendments thereto, for an additional one-year term. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Funds;
(ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions;
(v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of

                                  [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    OTHER INFORMATION (UNAUDITED) (CONTINUED)


research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to each Fund; (x) a report comparing each Fund's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of each Fund to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

During the course of its deliberations, the Board reached the following conclusions, among others, regarding Numeric and the Advisory Agreements with respect to the Funds. The Directors considered the Funds' gross and net advisory fees, and gross and net expense ratios in comparison to that of each Fund's peer group average as well as each Fund's performance in comparison to the performance of that Fund's peer group average and benchmark. The Directors also reviewed the gross advisory fees in comparison to the fees Numeric charges for managing assets for other clients.

The Directors began with an evaluation of the Emerging Growth Fund, considering that both the gross and net advisory fees were lower than the peer group average as of March 31, 2005 while the gross and net expenses were higher and lower, respectively, than the peer group average for the same period. For the year-to-date and one-year periods ended March 31, 2005, the Fund performed better than the Fund's peer group composite average and benchmark. The Directors reviewed the advisory fees charged by Numeric to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be higher in comparison to the fees charged to the Fund. The Directors then noted that Numeric discontinued its expense limitation arrangement for the Fund effective January 1, 2005. The Directors then considered and assessed the reasons for the higher gross expense ratio of the Fund; and the impact of the discontinuation of the expense limitation on the Fund.

The Directors continued with an evaluation of the Growth Fund, considering that both the gross and net advisory fees were lower than the peer group average as of March 31, 2005 while the gross and net expense ratios were higher and lower, respectively, than the peer average for the same period. For the year-to-date and one-year periods ended March 31, 2005, the Fund performed better than the peer group composite. The Directors noted that when compared to the Fund's benchmark, the Fund performed worse during the year-to-date period and better during the one-year period. The Directors then noted that Numeric discontinued the Fund's expense limitation arrangement for the Fund effective January 1, 2005. The Directors considered and assessed the reasons for the higher gross expense ratio of the Fund; and the impact of the discontinuation of the expense limitation on the Fund.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                    OTHER INFORMATION (UNAUDITED) (CONCLUDED)


The Directors continued with an evaluation of the Mid Cap Fund, considering that the gross and net advisory fees were lower and higher, respectively, than the peer group average as of March 31, 2005 while the gross and net expense ratios were higher than the peer average for the same period. For the year-to-date period ended March 31, 2005, the Fund performed worse than the peer group composite and benchmark. The Directors noted that for the one-year period ended March 31, 2005, the Fund performed better than the peer group composite but worse than the benchmark. The Directors then noted that Numeric discontinued the Fund's expense limitation arrangement for the Fund effective January 1, 2005.
The Directors considered and assessed the reasons for the higher net advisory fee and expense ratios of the Fund; and the impact of the discontinuation of the expense limitation on the Fund.

The Directors continued with an evaluation of the Small Cap Value Fund, considering that both the gross and net advisory fees and expense ratios were lower than the peer group averages as of March 31, 2005. For the year-to-date period ended March 31, 2005, the Fund performed worse than the peer group composite but better than the benchmark. The Directors noted that for the one-year period ended March 31, 2005, the Fund performed better than both the peer group composite and benchmark. The Directors then noted that Numeric discontinued the Fund's expense limitation effective January 1, 2005. The Directors considered and assessed the reasons for and the impact of the discontinuation of the expense limitation on the Fund.

At this time, the Directors considered and evaluated the performance fee information presented with respect to the Growth, Mid Cap, and Small Cap Value Funds. The Directors noted that the maximum advisory fee for these Funds may be 1.35% of average daily net assets before waivers or reimbursements if a Fund outperforms its benchmark over a rolling 12-month period by 9.00% or more. A lengthy discussion ensued regarding the use of performance fees and the impact of performance on the amount of advisory fees. The Directors noted that as a result of this arrangement, the advisory fees charged by Numeric to manage other clients' assets in a similar strategy may be higher, lower or the same as the fees charged to these Funds depending on a Fund's performance versus its benchmark. The Directors also evaluated the Amendments to the Advisory Agreements, relating to the calculation of a Fund's performance fee, for these three Funds.

The Directors then determined that the nature, extent and quality of services provided by Numeric in advising the Funds was satisfactory; the profits earned by Numeric seemed reasonable; and the benefits derived by Numeric from managing the Funds, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Directors discussed and considered any economies-of-scale realized by each Fund as a result of asset growth.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment, determined that Numeric's Advisory Agreements, on behalf of each Fund, be continued for another one-year period ending August 16, 2006 and the three Amendments to those agreements for the Growth, Mid Cap, and Small Cap Value Funds be approved.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                          PRIVACY NOTICE -- (UNAUDITED)


The N/I NUMERIC INVESTORS FAMILY OF FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

    o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

    o   Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 348-5031.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                           FUND MANAGEMENT (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of Additional Information ("SAI") includes additional information about the Company's Directors and is available without charge, upon request, by calling (800) 348-5031.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF       OTHER
      NAME, ADDRESS,          POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST    PORTFOLIOS IN DIRECTORSHIPS
    AND DATE OF BIRTH            HELD       AND LENGTH OF                    5 YEARS                    FUND COMPLEX     HELD BY
                               WITH FUND     TIME SERVED 1                                              OVERSEEN BY    DIRECTOR
                                                                                                         DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky        Director      1988 to present      Since 1969, Director and Vice Chairman, Comcast     17       Director,
 Comcast Corporation                                         Corporation (cable television and communications);            Comcast
 1500 Market Street,                                         Director, NDS Group PLC (provider of systems and            Corporation
 35th Floor                                                  applications for digital pay TV).
 Philadelphia, PA 19102
 DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay         Director      1988 to present      Since 2000, Vice President, Fox Chase Cancer        17         None
 Fox Chase Cancer Center                                     Center (biomedical research and medical care);
 333 Cottman Avenue                                          prior to 2000, Executive Vice President, Fox
 Philadelphia, PA 19111                                      Chase Cancer Center.
 DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman       Director      1991 to present      Since December 2000, Director, Gabelli Group        17         None
 106 Pierrepont Street                                       Capital Partners, L.P. (an investment
 Brooklyn, NY 11201                                          partnership); Chief Operating Officer and member
 DOB: 5/21/48                                                of the Board of Directors of Outercurve
                                                             Technologies (wireless enabling services) until
                                                             April 2001; Chief Operating Officer and member of
                                                             the Executive Operating Committee of Warburg
                                                             Pincus Asset Management, Inc.; Executive Officer
                                                             and Director of Credit Suisse Asset Management
                                                             Securities, Inc. (formerly Counsellors
                                                             Securities, Inc.) and Director/Trustee of various
                                                             investment companies advised by Warburg Pincus
                                                             Asset Management, Inc. until September 15, 1999;
                                                             Prior to 1997, Managing Director of Warburg
                                                             Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                     FUND MANAGEMENT (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF       OTHER
      NAME, ADDRESS,          POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING PAST    PORTFOLIOS IN DIRECTORSHIPS
    AND DATE OF BIRTH            HELD       AND LENGTH OF                    5 YEARS                    FUND COMPLEX     HELD BY
                               WITH FUND    TIME SERVED 1                                               OVERSEEN BY    DIRECTOR
                                                                                                         DIRECTOR*
-----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg           Director     1991 to present   Since 1974, Chairman, Director and President,       17      Director,
Moyco Technologies, Inc.                                     Moyco Technologies, Inc. (manufacturer of                     Moyco
200 Commerce Drive                                           precision coated and industrial abrasives). Since         Technologies,
Montgomeryville, PA 18936                                    1999, Director, Pennsylvania Business Bank.                   Inc.
DOB: 3/24/34
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky              Director     1991 to present   Since July 2002, Senior Vice President and prior    17         None
Oppenheimer & Company, Inc.                                  thereto, Executive Vice President of Oppenheimer
200 Park Avenue                                              & Co., Inc., formerly Fahnestock & Co., Inc. (a
New York, NY 10166                                           registered broker-dealer).
DOB: 4/16/38
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall            Director     2002 to present   Director of PFPC Inc. from January 1987 to April    17       Director,
400 Bellevue Parkway                                         2002, Chairman and Chief Executive Officer of               Cornerstone
Wilmington, DE 19809                                         PFPC Inc. until April 2002, Executive Vice                     Bank
DOB: 9/25/38                                                 President of PNC Bank, National Association from
                                                             October 1981 to April 2002, Director of PFPC
                                                             International Ltd. (financial services) from
                                                             August 1993 to April 2002, Director of PFPC
                                                             International (Cayman) Ltd. (financial services)
                                                             from September 1996 to April 2002; Governor of
                                                             the Investment Company Institute (investment
                                                             company industry trade organization) from July
                                                             1996 to January 2002; Director of PNC Asset
                                                             Management, Inc. (investment advisory) from
                                                             September 1994 to March 1998; Director of PNC
                                                             National Bank from October 1995 to November 1997;
                                                             Director of Haydon Bolts, Inc. (bolt
                                                             manufacturer) and Parkway Real Estate Company
                                                             (subsidiary of Haydon Bolts, Inc.) since 1984;
                                                             Director of Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Sablowsky and Carnall are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc.

                                 [LOGO OMITTED]
                              n/i numeric investors
                                 family of funds
                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                     FUND MANAGEMENT (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER OF       OTHER
      NAME, ADDRESS,           POSITION(S)  TERM OF OFFICE      PRINCIPAL OCCUPATION(S) DURING PAST      PORTFOLIOS IN DIRECTORSHIPS
    AND DATE OF BIRTH             HELD       AND LENGTH OF                   5 YEARS                      FUND COMPLEX     HELD BY
                                WITH FUND     TIME SERVED                                                 OVERSEEN BY    DIRECTOR
                                                                                                            DIRECTOR*
-----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                President   1991 to present   Certified Public Accountant; Vice Chairman of the    N/A        N/A
400 Bellevue Parkway              and           and          Board, Fox Chase Cancer Center; Trustee
4th Floor                      Treasurer   1988 to present   Emeritus, Pennsylvania School for the Deaf;
Wilmington, DE 19809                                         Trustee Emeritus, Immaculata University;
DOB: 6/29/24                                                 President or Vice President and Treasurer of
                                                             various investment companies advised by
                                                             subsidiaries of PNC Bank Corp. from 1981 to 1997;
                                                             Managing General Partner, President since 2002,
                                                             Treasurer since 1981 and Chief Compliance Officer
                                                             since September 2004 of Chestnut Street Exchange
                                                             Fund; and Director of the Bradford Funds, Inc.
                                                             from 1996 to 2000.

-----------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                  Secretary   2005 to present   Since 2003, Vice President and Associate Counsel,    N/A        N/A
301 Bellevue Parkway                                         PFPC Inc. (financial services company);
2nd Floor                                                    Associate, Stradley, Ronon, Stevens & Young, LLC
Wilmington, DE 19809                                         (law firm) from 2001 to 2003.
DOB: 5/19/74
-----------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA   Chief       2004 to present   President, Vigilant Compliance Services, since       N/A        N/A
Vigilant Compliance            Compliance                    2004; Senior Legal Counsel, PFPC Inc. from 2002
186 Dundee Drive, Suite 700    Officer                       to 2004; Chief Legal Counsel, Corviant
Williamstown, NJ 08094                                       Corporation (Investment Adviser, Broker/Dealer
DOB: 12/25/62                                                and Service Provider to Investment Advisers and
                                                             Separate Accountant Providers) from 2001 to 2002;
                                                             Partner, Pepper Hamilton LLP (law firm) from 1997
                                                             to 2001.
------------------------------------------------------------------------------------------------------------------------------------

 * Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

[LOGO OMITTED]
   n/i NUMERIC INVESTORS
         FAMILY OF FUNDS


   One Memorial Drive
  Cambridge, MA 02142

1-800-numeric [686-3742]
 http://www.numeric.com



                                  [LOGO OMITTED]
                              n/i numeric investors
                                    family of funds

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com



                              INVESTMENT ADVISER
                                   Numeric Investors LLC(R)
                                   One Memorial Drive
                                   Cambridge, MA 02142

                              CO-ADMINISTRATORS
                                   Bear Stearns Funds Management Inc.
                                   383 Madison Avenue
                                   New York, NY 10179

                                   PFPC Inc.
                                   Bellevue Corporate Center
                                   301 Bellevue Parkway
                                   Wilmington, DE 19809

                              DISTRIBUTOR
                                   PFPC Distributors,Inc.
                                   760 Moore Road
                                   King of Prussia, PA 19406

                              CUSTODIAN
                                   Custodial Trust Company
                                   101 Carnegie Center
                                   Princeton, NJ 08540

                              TRANSFER AGENT
                                   PFPC Inc.
                                   301 Bellevue Parkway
                                   Wilmington, DE 19809

                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                   PricewaterhouseCoopers LLP
                                   Two Commerce Square
                                   Philadelphia, PA 19103

                              COUNSEL
                                   Drinker Biddle & Reath LLP
                                   One Logan Square
                                   18th and Cherry Streets
                                   Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

================================================================================


--------------------------------------------------------------------------------

                             ROBECO INVESTMENT FUNDS
                                       OF
                               THE RBB FUND, INC.

--------------------------------------------------------------------------------




                                  ANNUAL REPORT
                                 AUGUST 31, 2005



                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                 ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                 ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

                 ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                 ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

                 ROBECO WPG TUDOR FUND

                 ROBECO WPG LARGE CAP GROWTH FUND

                 ROBECO WPG CORE BOND FUND




                                                           [LOGO OMITTED] ROBECO

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIVACY NOTICE (unaudited)
--------------------------------------------------------------------------------

                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                  ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                   ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                    ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                    ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                              ROBECO WPG TUDOR FUND
                        ROBECO WPG LARGE CAP GROWTH FUND
                            ROBECO WPG CORE BOND FUND

The Robeco Investment Funds of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o  Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 261-4073.


                          NOT PART OF THE ANNUAL REPORT

                                                          ANNUAL REPORT 2005 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Investment Funds welcomed three new Funds into the family this year. The three Funds that were added are as follows:

     Robeco WPG Tudor Fund
     Robeco WPG Large Cap Growth Fund
     Robeco WPG Core Bond Fund

     The Robeco WPG Tudor Fund is a small cap value fund which focuses on companies with market caps of less than $2 billion. The Robeco WPG Large Cap Growth Fund is a U.S based Large Cap Growth Fund that seeks to provide long-term growth of capital. The Robeco WPG Core Bond Fund has a diversified portfolio of U.S dollar denominated bonds issued by domestic or foreign corporations or government entities. The Fund buys different kinds of fixed income securities, including notes, mortgage backed securities, asset backed securities, short-term debt, convertible debt, and preferred stock. If you would like to learn more about these funds, please call 888-261-4073 and talk to a customer representative.

     The following pages contain investment discussion on each of the Robeco Investment Funds. Please take a minute to review them and feel free to contact us with any comments or questions.


Warm Regards,

Robeco Investment Funds






This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of Robeco Investment Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.


2 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Small Cap Value Fund II Institutional Class returned 22.65% for the year ended August 31, 2005 outperforming the Russell 2000(R) Value Index.

     All sectors contributed to the positive performance for the Fund. Consumer Services, Finance, and the Capital Goods sectors were the greatest contributors. Consumer Services, Finance and the Capital Goods sectors were the greatest contributors. The Fund's underweight in the Energy sector detracted from performance. There are a limited number of energy investments in the small cap market that meet our investment criteria.

     The Fund continues to be well-diversified with approximately 200 stocks in the portfolio. Small cap value stocks continue to outperform large cap stocks for the sixth straight year.

     We have continued to seek to construct the Fund to have more attractive valuation and profitability characteristics than the benchmark.

Sincerely,

David Dabora
BP Small Cap Value Fund II Portfolio Manager

                                   ----------
Small-cap stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

------------------------------------------------------------
   TOP TEN POSITIONS                       % OF PORTFOLIO
------------------------------------------------------------
   IPC Holdings Ltd.                                 2.24%
------------------------------------------------------------
   Platinum Underwriters Holdings Ltd.               1.84%
------------------------------------------------------------
   Assured Guaranty Ltd.                             1.66%
------------------------------------------------------------
   Sierra Pacific Resources                          1.31%
------------------------------------------------------------
   Advanta Corp., Class B                            1.28%
------------------------------------------------------------
   Scottish Re Group Ltd.                            1.26%
------------------------------------------------------------
   Gevity HR, Inc.                                   1.16%
------------------------------------------------------------
   Navigators Group, Inc., (The)                     1.16%
------------------------------------------------------------
   Champion Enterprises, Inc.                        1.15%
------------------------------------------------------------
   URS Corp.                                         1.14%
------------------------------------------------------------

------------------------------------------------------------
   SECTOR BREAKDOWN                        % OF PORTFOLIO
------------------------------------------------------------
   Basic Industries                                  3.3%
------------------------------------------------------------
   Capital Goods                                    13.0%
------------------------------------------------------------
   Communications                                    1.7%
------------------------------------------------------------
   Consumer Durables                                 3.1%
------------------------------------------------------------
   Consumer Non-Durables                             6.7%
------------------------------------------------------------
   Consumer Services                                23.8%
------------------------------------------------------------
   Energy                                            2.7%
------------------------------------------------------------
   Finance                                          18.6%
------------------------------------------------------------
   Health Care                                       7.6%
------------------------------------------------------------
   Technology                                        4.9%
------------------------------------------------------------
   Transportation                                    2.7%
------------------------------------------------------------
   Utilities                                         1.3%
------------------------------------------------------------
   Other                                            10.6%
------------------------------------------------------------
   TOTAL                                           100.0%
------------------------------------------------------------

------------------------------------------------------------
   PORTFOLIO REVIEW
------------------------------------------------------------
   P/E: Price/Earnings*                            15.3x
------------------------------------------------------------
   P/B: Price/Book                                  1.7x
------------------------------------------------------------
   Holdings                                          196
------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                      $946
------------------------------------------------------------
   ROE: Return on Equity                            12.4
------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                           41.8
------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.

                                                          ANNUAL REPORT 2005 | 3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                 Robeco Boston Partners Small Cap Value Fund II
                    Institutional Class vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                         Small Cap
                     Value Fund II--         Russell              Russell
                      Institutional          2000(R)              2000(R)
                          Class            Value Index            Index
                   -------------------     -----------           -------

7/1/98                   $10,000             $10,000             $10,000
7/31/98                    9,280               9,217               9,190
8/31/98                    7,620               7,774               7,405
11/30/98                   7,930               8,686               8,746
2/28/99                    7,640               8,157               8,649
5/31/99                    8,670               9,099               9,711
8/31/99                    8,670               8,868               9,506
11/30/99                   8,450               8,561              10,117
2/29/00                    8,714               9,118              12,911
5/31/00                    9,854               9,074              10,673
8/31/00                   11,395              10,081              12,087
11/30/00                  11,225               9,784              10,057
2/28/01                   14,382              11,118              10,736
5/31/01                   16,926              11,741              11,281
8/31/01                   17,613              11,898              10,682
11/30/01                  17,172              11,641              10,542
2/28/02                   17,995              12,594              10,773
5/31/02                   19,739              13,550              11,224
8/31/02                   16,312              11,232               9,034
11/30/02                  15,939              11,431               9,426
2/28/03                   14,437              10,277               8,393
5/31/03                   18,135              12,535              10,306
8/31/03                   20,970              13,892              11,660
11/30/03                  22,943              15,422              12,846
2/29/04                   25,689              16,854              13,799
5/31/04                   24,956              16,399              13,427
8/31/04                   23,897              16,600              12,984
11/30/04                  26,748              19,080              15,062
2/28/05                   27,522              19,153              15,113
5/31/05                   27,107              18,876              14,746
8/31/05                   29,298              20,353              15,985


The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

---------------------------------------------------------------------------------------------
                               For Period Ended August 31, 2005
                                  Average Annual Total Return

                                                                                    SINCE
                                                    1 YEAR    3 YEAR    5 YEAR   INCEPTION(1)
                                                    ------    ------    ------   ------------
  Small Cap Value Fund II -- Institutional Class    22.65%    21.57%    20.80%      16.18%
  Russell 2000(R) Value Index                       22.61%    21.91%    15.09%      10.42%
  Russell 2000(R) Index(2)                          23.10%    20.95%     5.75%       6.76%
---------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period July 1, 1998  (commencement  of operations)  through August 31,
  2005.

2 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

4 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                 Robeco Boston Partners Small Cap Value Fund II
                       Investor Class vs. Russell Indices


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       Small Cap
                     Value Fund II--         Russell               RUSSELL
                       Investor              2000(R)                2000(R)
                        Class              Value Index              Index
                   ----------------        -----------             -------
7/1/98                 $10,000               $10,000               $10,000
7/31/98                  9,290                 9,217                 9,190
8/31/98                  7,630                 7,774                 7,405
11/30/98                 7,940                 8,686                 8,746
2/28/99                  7,640                 8,157                 8,649
5/31/99                  8,660                 9,099                 9,711
8/31/99                  8,650                 8,868                 9,506
11/30/99                 8,440                 8,561                10,117
2/29/00                  8,700                 9,118                12,911
5/31/00                  9,830                 9,074                10,673
8/31/00                 11,360                10,081                12,087
11/30/00                11,180                 9,784                10,057
2/28/01                 14,325                11,118                10,736
5/31/01                 16,858                11,741                11,281
8/31/01                 17,525                11,898                10,682
11/30/01                17,084                11,641                10,542
2/28/02                 17,896                12,594                10,773
5/31/02                 19,619                13,550                11,224
8/31/02                 16,204                11,232                 9,034
11/30/02                15,809                11,431                 9,426
2/28/03                 14,318                10,277                 8,393
5/31/03                 17,973                12,535                10,306
8/31/03                 20,766                13,892                11,660
11/30/03                22,708                15,422                12,846
2/29/04                 25,401                16,854                13,799
5/31/04                 24,668                16,399                13,427
8/31/04                 23,609                16,600                12,984
11/30/04                26,407                19,080                15,062
2/28/05                 27,159                19,153                15,113
5/31/05                 26,720                18,876                14,746
8/31/05                 28,878                20,353                15,985

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.


-------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                              Average Annual Total Return

                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                               ------   ------   ------  ------------
  Small Cap Value Fund II -- Investor Class    22.32%   21.24%   20.51%    15.94%
  Russell 2000(R) Value Index                  22.61%   21.91%   15.09%    10.42%
  Russell 2000(R) Index(2)                     23.10%   20.95%    5.75%     6.76%
-------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period July 1, 1998  (commencement  of operations)  through August 31,
  2005.

2 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                          ANNUAL REPORT 2005 | 5

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (continued)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Long/Short Equity Fund Institutional Shares returned 21.70% for the one year period ended August 31, 2005 outperforming the S&P 500(R) Index by over 9%.

     With regard to performance attribution, the portfolio benefited from stock selection on both the long side and short side of the portfolio. Consumer Services, Technology and Energy sectors were the primary contributors to performance on the long side for the year.

     Our bottom-up analysis has led us to what we believe are higher quality, mid to larger capitalized companies on the long side. Conversely, the short focus has been on companies with smaller capitalization which have become "frothy" in recent months. As we look ahead, we anticipate the fiscal fourth quarter earnings season to be challenging for some, as expectations are high and stock valuations appear to be full.

     The long portfolio is attractively positioned relative to the short portfolio from both a valuation and profitability standpoint. The long portfolio has attractive valuation characteristics trading at 13.9x earnings and 1.7x price-to-book value. The short portfolio trades at 20.3x earnings and 8.1x price-to-book value. We believe that consistently positioning the portfolio with these characteristics increases the probability of success over the long-term and continues to be the focus of our efforts.

Sincerely,

Robert T. Jones
BP Long/Short Equity Portfolio Manager

                                   ----------
Long/Short  Equity is an absolute  return  product that  balances long and short portfolio strategies and seeks to achieve stable absolute returns with approximately half the risk of the S&P 500. However, this product is not risk neutral. It is exposed to style, capitalization, sector and short-implementation risk. Use of the S&P index is for comparative purposes only since Long/Short returns are not correlated to equity market returns. An absolute return benchmark of 15% is the more appropriate measure for this product.


-------------------------------------------------------------
                                           % OF PORTFOLIO
   TOP TEN HOLDINGS                                  LONG
-------------------------------------------------------------
   MBIA, Inc.                                       1.97%
-------------------------------------------------------------
   American Dental Partners, Inc.                   1.77%
-------------------------------------------------------------
   Pfizer, Inc.                                     1.72%
-------------------------------------------------------------
   Allied Defense Group, Inc., (The)                1.58%
-------------------------------------------------------------
   Cadmus Communications Corp.                      1.56%
-------------------------------------------------------------
   Johnson & Johnson                                1.53%
-------------------------------------------------------------
   Knot, Inc., (The)                                1.48%
-------------------------------------------------------------
   Matthews International Corp., Class A            1.44%
-------------------------------------------------------------
   M & F Worldwide Corp.                            1.35%
-------------------------------------------------------------
   Shire Pharmaceuticals Group PLC - ADR            1.32%
-------------------------------------------------------------

--------------------------------------------------------------
                                           % OF PORTFOLIO
--------------------------------------------------------------
   SECTOR BREAKDOWN                          LONG   SHORT
-------------------------------------------------------------
   Basic Industries                          6.4%    2.8%
--------------------------------------------------------------
   Capital Goods                             9.1%   12.0%
-------------------------------------------------------------
   Communications                            4.8%    6.2%
-------------------------------------------------------------
   Consumer Durables                         0.9%    0.7%
-------------------------------------------------------------
   Consumer Non-Durables                     9.6%    9.4%
--------------------------------------------------------------
   Consumer Services                        22.1%   17.5%
--------------------------------------------------------------
   Energy                                    5.1%    0.9%
-------------------------------------------------------------
   Finance                                  15.9%    2.4%
-------------------------------------------------------------
   Health Care                              11.3%   14.5%
--------------------------------------------------------------
   Technology                               12.5%   29.5%
--------------------------------------------------------------
   Transportation                            1.2%    1.8%
-------------------------------------------------------------
   Utilities                                 0.0%    0.6%
-------------------------------------------------------------
   Other                                     1.1%    1.7%
-------------------------------------------------------------
   TOTAL                                   100.0%  100.0%
-------------------------------------------------------------

--------------------------------------------------------------
   PORTFOLIO REVIEW                          LONG   SHORT
-------------------------------------------------------------
   P/E: Price/Earnings*                     13.9x   20.3x
--------------------------------------------------------------
   P/B: Price/Book                           1.7x    8.1x
--------------------------------------------------------------
   Holdings                                   140     199
-------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)            $14,447  $1,004
-------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                    46.3    15.6
-------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.


6 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                  Robeco Boston Partners Long/Short Equity Fund
                    Institutional Class vs. S&P 500(R) Index


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       Long/Short
                     Equity Fund--                S&P 500(R)
                  Institutional Class               Index
                  -------------------            -----------
11/17/98               $10,000                     $10,000
11/30/98                 9,580                      10,000
2/28/99                  9,080                      10,675
5/31/99                  9,500                      11,260
8/31/99                  9,460                      11,457
11/30/99                 8,100                      12,088
2/29/00                  8,154                      11,928
5/31/00                 10,312                      12,440
8/31/00                 10,760                      13,328
11/30/00                11,798                      11,581
2/28/01                 14,559                      10,951
5/31/01                 15,094                      11,128
8/31/01                 16,339                      10,078
11/30/01                16,081                      10,165
2/28/02                 16,371                       9,909
5/31/02                 17,457                       9,587
8/31/02                 16,147                       8,265
11/30/02                16,477                       8,487
2/28/03                 16,109                       7,662
5/31/03                 16,221                       8,815
8/31/03                 15,964                       9,262
11/30/03                15,909                       9,768
2/29/04                 16,054                      10,614
5/31/04                 15,328                      10,430
8/31/04                 16,399                      10,322
11/30/04                16,957                      11,023
2/28/05                 18,329                      11,353
5/31/05                 18,742                      11,288
8/31/05                 19,958                      11,617

The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.

----------------------------------------------------------------------------------------
                             For Period Ended August 31, 2005
                               Average Annual Total Return

                                                                               SINCE
                                                  1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                                  ------   ------   ------  ------------
  Long/Short Equity Fund -- Institutional Class   21.70%    7.32%   13.15%     10.72%
  S&P 500(R) Index                                12.56%   12.03%   (2.71)%     2.23%
----------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period November 17, 1998  (commencement of operations)  through August
  31, 2005.

                                                          ANNUAL REPORT 2005 | 7

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                  Robeco Boston Partners Long/Short Equity Fund
                      Investor Class vs. S&P 500(R) Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                     Long/Short
                   Equity Fund--           S&P 500(R)
                   Investor Class            Index
                   --------------         -----------
11/17/98               $10,000               $10,000
11/30/98                 9,580                10,000
2/28/99                  9,090                10,675
5/31/99                  9,520                11,260
8/31/99                  9,430                11,457
11/30/99                 8,070                12,088
2/29/00                  8,147                11,928
5/31/00                 10,291                12,440
8/31/00                 10,738                13,328
11/30/00                11,774                11,581
2/28/01                 14,515                10,951
5/31/01                 15,038                11,128
8/31/01                 16,268                10,078
11/30/01                16,002                10,165
2/28/02                 16,277                 9,909
5/31/02                 17,348                 9,587
8/31/02                 16,034                 8,265
11/30/02                16,352                 8,487
2/28/03                 15,966                 7,662
5/31/03                 16,077                 8,815
8/31/03                 15,822                 9,262
11/30/03                15,755                 9,768
2/29/04                 15,888                10,614
5/31/04                 15,156                10,430
8/31/04                 16,210                10,322
11/30/04                16,753                11,023
2/28/05                 18,083                11,353
5/31/05                 18,483                11,288
8/31/05                 19,669                11,617

The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment.

-------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                              Average Annual Total Return

                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                               ------   ------   ------  ------------
  Long/Short Equity Fund -- Investor Class      21.34%    7.05%   12.87%    10.48%
  S&P 500(R) Index                              12.56%   12.03%   (2.71)%    2.23%
-------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period November 17, 1998  (commencement of operations)  through August
  31, 2005.

8 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Large Cap Value Fund Institutional Class returned 19.30% for the one year period ended August 31, 2005 outperforming the S&P 500(R) Index.

     Every sector contributed to the positive performance except for Health Care. Energy, Consumer Services, and Technology were the largest contributors.

     We continue to be overweight in the Energy sector, but we have changed the composition of our energy holdings. We have trimmed our exposure to oil service and refining stocks, and we are buying companies with natural gas sensitivity. There has been such a focus on oil in the first six months of the year, that natural gas stocks have lagged. Fundamentals in the natural gas sector are stronger and the inventory dynamics for natural gas are far more compelling. We also like the fact that natural gas is a self contained, North American story, and world politics do not come into play. Given all of these factors, we believe our current position in the Energy Sector is a good source of out-performance against the benchmark.

Sincerely,

Mark Donovan
BP Large Cap Value Fund Portfolio Manager

-------------------------------------------------------------
   TOP TEN POSITIONS                       % OF PORTFOLIO
-------------------------------------------------------------
   Citigroup, Inc.                                  2.80%
-------------------------------------------------------------
   Berkshire Hathaway, Inc., Class B                2.66%
-------------------------------------------------------------
   MBIA, Inc.                                       2.56%
-------------------------------------------------------------
   Chevron Corp.                                    2.47%
-------------------------------------------------------------
   Northrup Grumman Corp.                           2.36%
-------------------------------------------------------------
   Marathon Oil Corp.                               2.22%
-------------------------------------------------------------
   Time Warner, Inc.                                2.22%
-------------------------------------------------------------
   Shire Pharmaceuticals Group PLC - ADR            2.16%
-------------------------------------------------------------
   Pfizer, Inc.                                     2.04%
-------------------------------------------------------------
   Exxon Mobil Corp.                                2.04%
-------------------------------------------------------------

-------------------------------------------------------------
   SECTOR BREAKDOWN                        % OF PORTFOLIO
-------------------------------------------------------------
   Basic Industries                                  3.7%
-------------------------------------------------------------
   Capital Goods                                     6.7%
-------------------------------------------------------------
   Communications                                    5.2%
-------------------------------------------------------------
   Consumer Durables                                 0.0%
-------------------------------------------------------------
   Consumer Non-Durables                             5.2%
-------------------------------------------------------------
   Consumer Services                                12.0%
-------------------------------------------------------------
   Energy                                           16.9%
-------------------------------------------------------------
   Finance                                          26.0%
-------------------------------------------------------------
   Health Care                                       5.5%
-------------------------------------------------------------
   Technology                                       14.4%
-------------------------------------------------------------
   Transportation                                    0.0%
-------------------------------------------------------------
   Utilities                                         1.2%
-------------------------------------------------------------
   Other                                             3.2%
-------------------------------------------------------------
   TOTAL                                           100.0%
-------------------------------------------------------------

-------------------------------------------------------------
   PORTFOLIO REVIEW
-------------------------------------------------------------
   P/E: Price/Earnings*                             13.3x
-------------------------------------------------------------
   P/B: Price/Book                                   2.1x
-------------------------------------------------------------
   Holdings                                            86
-------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                    $56,992
-------------------------------------------------------------
   ROE: Return on Equity                             17.4
-------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                            45.3
-------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.

                                                          ANNUAL REPORT 2005 | 9

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                     Robeco Boston Partners Large Cap Value
                    Institutional Class vs. Various Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Large Cap
                     Value Fund--                               Russell 1000(R)
                    Institutional           S&P 500(R)            Value Stock
                        Class                 Index                  Index
                    -------------           -----------         ---------------
1/2/97                 $10,000               $10,000               $10,000
1/31/97                 10,440                10,625                10,485
2/28/97                 10,620                10,708                10,639
5/31/97                 11,360                11,543                11,284
8/31/97                 12,460                12,291                12,203
11/30/97                12,810                13,112                13,135
2/28/98                 13,786                14,458                14,223
5/31/98                 13,828                15,088                14,970
8/31/98                 11,185                13,286                12,677
11/30/98                12,729                16,214                15,117
2/28/99                 12,383                17,309                15,534
5/31/99                 13,678                18,257                17,145
8/31/99                 13,100                18,575                16,490
11/30/99                13,282                19,600                16,699
2/29/00                 11,902                19,340                15,026
5/31/00                 13,882                20,170                16,838
8/31/00                 14,671                21,610                17,174
11/30/00                15,312                18,776                17,100
2/28/01                 16,230                17,756                17,524
5/31/01                 16,825                18,043                18,134
8/31/01                 16,088                16,340                16,985
11/30/01                16,302                16,481                16,563
2/28/02                 16,402                16,067                16,850
5/31/02                 16,633                15,544                17,127
8/31/02                 14,049                13,401                14,754
11/30/03                14,022                13,760                14,972
2/28/03                 12,786                12,423                13,602
5/31/03                 14,830                14,292                15,782
8/31/03                 14,968                15,017                16,471
11/30/03                15,935                15,837                17,543
2/29/04                 17,880                17,209                19,357
5/31/04                 17,435                16,912                18,909
8/31/04                 17,644                16,737                19,354
11/30/04                19,092                17,872                20,991
2/28/05                 19,969                18,407                22,013
5/31/05                 19,618                18,302                21,837
8/31/05                 21,049                18,836                22,615

The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------------
                            For Period Ended August 31, 2005
                              Average Annual Total Return

                                                                            SINCE
                                                1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                                ------   ------   ------  ------------
  Large Cap Value Fund -- Institutional Class   19.30%   14.43%    7.49%     8.97%
  S&P 500(R) Index                              12.56%   12.03%   (2.71)%    7.59%
  Russell 1000(R) Value Index(2)                16.86%   15.30%    5.66%     9.87%
--------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period January 2, 1997 (commencement of operations) through August 31,
  2005.

2 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

10 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
    Robeco Boston Partners Large Cap Value Investor Class vs. Various Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Large Cap
                     Value Fund--            S&P 500(R)         Russell 1000(R
                    Investor Class          Stock Index           Value Index
                    --------------          -----------         --------------
1/2/97                   $10,000               $10,000               $10,000
1/31/97                   10,235                10,134                10,120
2/28/97                   10,412                10,213                10,269
5/31/97                   11,128                11,010                10,892
8/31/97                   12,206                11,723                11,778
11/30/97                  12,549                12,506                12,678
2/28/98                   13,500                13,790                13,728
5/31/98                   13,551                14,391                14,449
8/31/98                   10,951                12,672                12,236
11/30/98                  12,456                15,465                14,591
2/28/99                   12,114                16,509                14,993
5/31/99                   13,367                17,413                16,549
8/31/99                   12,797                17,717                15,916
11/30/99                  12,963                18,694                16,117
2/29/00                   11,602                18,446                14,503
5/31/00                   13,534                19,238                16,252
8/31/00                   14,291                20,611                16,576
11/30/00                  14,906                17,909                16,504
2/28/01                   15,790                16,936                16,914
5/31/01                   16,359                17,209                17,503
8/31/01                   15,642                15,585                16,393
11/30/01                  15,835                15,719                15,986
2/28/02                   15,925                15,324                16,263
5/31/02                   16,133                14,826                16,531
8/31/02                   13,628                12,781                14,240
11/30/03                  13,589                13,125                14,451
2/28/03                   12,372                11,849                13,129
5/31/03                   14,344                13,632                15,233
8/31/03                   14,476                14,323                15,897
11/30/03                  15,409                15,105                16,932
2/29/04                   17,264                16,414                18,683
5/31/04                   16,841                16,130                18,251
8/31/04                   17,013                15,963                18,680
11/30/04                  18,402                17,046                20,260
2/28/05                   19,241                17,557                21,247
5/31/05                   18,895                17,456                21,077
8/31/05                   20,252                17,966                21,828

The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 16, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

-------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                              Average Annual Total Return

                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                               ------   ------   ------  ------------
  Large Cap Value Fund -- Investor Class        19.04%   14.12%    7.22%     8.53%
  S&P 500(R) Index                              12.56%   12.03%   (2.71)%    7.03%
  Russell 1000(R) Value Index(2)                16.86%   15.30%    5.66%     9.47%
-------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period January 16, 1997  (commencement  of operations)  through August
  31, 2005.

2 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                         ANNUAL REPORT 2005 | 11

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners Mid Cap Value Fund Institutional and Investor Classes outperformed the Russell 2500(R) Value Index for the one year period ended August 31, 2005. The Mid Cap asset class continued to outperform most equity indexes.

     Areas of strength in the portfolio were Technology, Finance, and Consumer Services. Consumer Durables was the only negative impact on returns.

     Our current focus in the Mid Cap Value Fund is centered on stocks in the Consumer and Energy Sectors. Despite recent poor performance in the Consumer related sectors, we believe we have found pockets of attractive opportunities in a few industries including gaming, personal care, and business services. Our overweight position in the Energy Sector is primarily driven by our holdings in the oil services sector. Spending continues to increase in the oil industry, and deep water drillers will be the primary beneficiaries. The Fund continues to be significantly underweight in both REITs and the Utility sectors given the rich and unsustainable valuations and the fact that we see more compelling opportunities elsewhere in the market.

     We are constantly focused on constructing a Fund with more attractive valuation and profitability characteristics than the mid cap value benchmarks and broader markets.

Sincerely,

Steven Pollack
BP Mid Cap Value Fund Portfolio Manager

                                   ----------
Mid-company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.



-----------------------------------------------------------------
   TOP TEN POSITIONS                        % OF PORTFOLIO
-----------------------------------------------------------------
   Gtech Holdings Corp.                              2.05%
-----------------------------------------------------------------
   Apollo Investment Corp.                           1.93%
-----------------------------------------------------------------
   Radian Group, Inc.                                1.92%
-----------------------------------------------------------------
   Vintage Petroleum, Inc.                           1.82%
-----------------------------------------------------------------
   W. W. Grainger, Inc.                              1.81%
-----------------------------------------------------------------
   Assured Guaranty Ltd.                             1.73%
-----------------------------------------------------------------
   Federal Signal                                    1.69%
-----------------------------------------------------------------
   Terex Corp.                                       1.65%
-----------------------------------------------------------------
   Sierra Pacific Resources                          1.64%
-----------------------------------------------------------------
   Apria Healthcare Group, Inc.                      1.54%
-----------------------------------------------------------------

-----------------------------------------------------------------
   SECTOR BREAKDOWN                         % OF PORTFOLIO
-----------------------------------------------------------------
   Basic Industries                                   5.0%
-----------------------------------------------------------------
   Capital Goods                                      6.9%
-----------------------------------------------------------------
   Communications                                     3.6%
-----------------------------------------------------------------
   Consumer Durables                                  1.3%
-----------------------------------------------------------------
   Consumer Non-Durables                              9.3%
-----------------------------------------------------------------
   Consumer Services                                 20.4%
-----------------------------------------------------------------
   Energy                                             5.2%
-----------------------------------------------------------------
   Finance                                           19.8%
-----------------------------------------------------------------
   Health Care                                        6.3%
-----------------------------------------------------------------
   Technology                                        11.6%
-----------------------------------------------------------------
   Transportation                                     0.8%
-----------------------------------------------------------------
   Utilities                                          2.1%
-----------------------------------------------------------------
   Other                                              7.7%
-----------------------------------------------------------------
   TOTAL                                            100.0%
-----------------------------------------------------------------

-----------------------------------------------------------------
   PORTFOLIO REVIEW
-----------------------------------------------------------------
   P/E: Price/Earnings*                              16.3x
-----------------------------------------------------------------
   P/B: Price/Book                                    2.0x
-----------------------------------------------------------------
   Holdings                                            101
-----------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                      $3,004
-----------------------------------------------------------------
   ROE: Return on Equity                              15.1
-----------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                             44.1
-----------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.


12 |ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
  Robeco Boston Partners Mid Cap Value Institutional Class vs. Russell Indices


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Mid Cap          Russell                           Russell
               Value Fund--        2500(R)          Russell         Midcap(R)
              Institutional         Value           2500(R)           Value
                  Class             Index            Index            Index
              -------------        -------          -------         ---------
6/2/97            $10,000          $10,000          $10,000          $10,000
6/30/97            10,330           10,471           10,409           10,367
8/31/97            11,010           11,099           11,172           11,007
11/30/97           11,250           11,670           11,420           11,716
2/28/98            12,639           12,638           12,289           12,726
5/31/98            12,872           12,837           12,280           12,996
8/31/98             9,608           10,092            9,289           10,636
11/30/98           10,713           11,519           11,013           12,408
2/28/99            10,569           10,942           10,894           12,212
5/31/99            11,695           12,248           12,311           13,617
8/31/99            11,634           11,955           12,299           12,963
11/30/99           10,802           11,653           13,080           12,439
2/29/00             9,762           11,749           16,211           11,506
5/30/00            11,379           12,586           14,379           13,175
8/31/00            12,007           13,482           16,219           13,776
11/30/00           11,513           13,223           13,919           13,989
2/28/01            12,208           14,635           14,609           15,104
5/31/01            13,192           15,543           15,479           15,933
8/31/01            12,995           15,455           14,640           15,372
11/30/01           12,964           15,114           14,489           14,958
2/28/02            13,746           16,320           14,848           15,992
5/31/02            14,332           17,340           15,370           16,772
8/31/02            11,829           14,872           12,811           14,623
11/30/02           12,012           14,860           13,175           14,419
2/28/03            11,097           13,619           11,951           13,459
5/31/03            13,185           16,335           14,432           15,809
8/31/03            14,125           18,046           16,217           16,998
11/30/03           15,309           20,074           17,911           18,628
2/29/04            16,636           21,976           19,269           20,439
5/31/04            16,587           21,413           18,831           20,107
8/31/04            16,157           21,635           18,271           20,587
11/30/04           18,367           24,582           20,840           23,141
2/28/05            18,916           25,160           21,403           24,298
5/31/05            19,119           25,221           21,245           24,560
8/31/05            20,353           27,047           22,874           26,363


The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                              Average Annual Total Return

                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                               ------   ------   ------  ------------
  Mid Cap Value Fund -- Institutional Class    25.97%   19.83%   11.13%     9.00%
  Russell 2500(R) Value Index                  25.01%   22.07%   14.94%    12.82%
  Russell 2500(R) Index                        25.19%   21.31%    7.11%    10.55%
  Russell Midcap(R) Value Index(2)             28.06%   21.71%   13.86%    12.47%
--------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period June 2, 1997  (commencement  of operations)  through August 31,
  2005.

2 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                         ANNUAL REPORT 2005 | 13

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
     Robeco Boston Partners Mid Cap Value Investor Class vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Mid Cap           Russell                          Russell
                Value Fund--        2500(R)          Russell        Midcap(R)
                  Investor           Value           2500(R)          Value
                   Class             Index            Index           Index
                ------------        -------          -------        ---------
6/2/97             $10,000          $10,000          $10,000          $10,000
6/30/97             10,330           10,471           10,409           10,367
8/31/97             11,010           11,099           11,172           11,007
11/30/97            11,240           11,670           11,420           11,716
2/28/98             12,632           12,638           12,289           12,726
5/31/98             12,857           12,837           12,280           12,996
8/31/98              9,604           10,092            9,289           10,636
11/30/98            10,695           11,519           11,013           12,408
2/28/99             10,553           10,942           10,894           12,212
5/31/99             11,664           12,248           12,311           13,617
8/31/99             11,603           11,955           12,299           12,963
11/30/99            10,757           11,653           13,080           12,439
2/29/00              9,728           11,749           16,211           11,506
5/31/00             11,330           12,586           14,379           13,175
8/31/00             11,940           13,482           16,219           13,776
11/30/00            11,444           13,223           13,919           13,989
2/28/01             12,133           14,635           14,609           15,104
5/31/01             13,097           15,543           15,479           15,933
8/31/01             12,890           15,455           14,640           15,372
11/30/01            12,859           15,114           14,489           14,958
2/28/02             13,625           16,320           14,848           15,992
5/31/02             14,199           17,340           15,370           16,772
8/31/02             11,696           14,872           12,811           14,623
11/30/02            11,879           14,860           13,175           14,419
2/28/03             10,976           13,619           11,951           13,459
5/31/03             13,027           16,335           14,432           15,809
8/31/03             13,955           18,046           16,217           16,998
11/30/03            15,115           20,074           17,911           18,628
2/29/04             16,409           21,976           19,269           20,439
5/31/04             16,360           21,413           18,831           20,107
8/31/04             15,919           21,635           18,271           20,587
11/30/04            18,087           24,582           20,840           23,141
2/28/05             18,612           25,160           21,403           24,298
5/31/05             18,801           25,221           21,245           24,560
8/31/05             20,004           27,047           22,874           26,363

The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                              Average Annual Total Return

                                                                            SINCE
                                               1 YEAR   3 YEAR   5 YEAR  INCEPTION(1)
                                               ------   ------   ------  ------------
  Mid Cap Value Fund -- Investor Class         25.47%   19.59%   10.87%      8.77%
  Russell 2500(R) Value Index                  25.01%   22.07%   14.94%     12.82%
  Russell 2500(R) Index                        25.19%   21.31%    7.11%     10.55%
  Russell Midcap(R) Value Index(2)             28.06%   21.71%   13.86%     12.47%
--------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period June 2, 1997  (commencement  of operations)  through August 31,
  2005.

2 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

14 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco Boston Partners All-Cap Value Fund Institutional Class returned 22.33% for the one year period ended August 31, 2005 outperforming the Russell 3000(R) Value Index. The Fund also celebrated its 3 year anniversary on July 1, 2005.

     All   sectors   contributed   positively   to   performance,   except   for
Transportation, with Energy, Consumer Non-Durables and Consumer Services leading the way.

     The All-Cap Value Fund invests in companies of various sizes that meet our value-based investment discipline. The Fund's positions within the primary market capitalization groupings (large, mid, small) all contributed to the year's positive performance. Although the All-Cap Value Fund's market cap profile is currently centered within mid to large cap spheres, we continue to find stock-specific opportunities across all capitalizations.

     In addition to attractive valuation characteristics, a common denominator of the Fund has been a quality bias. Given the convergence of valuations among companies of disparate fundamentals, we have, stock by stock, sought to upgrade the portfolio's quality without compromising on value. Our efforts are captured in the favorable valuation and profitability characteristics of the current portfolio.

Sincerely,

Harry Rosenbluth
BP Portfolio Manager All-Cap Value Fund

                                   ----------
Small and mid-company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

----------------------------------------------------------------
   TOP TEN POSITIONS                        % OF PORTFOLIO
   Loews Corp.                                       3.46%
----------------------------------------------------------------
   Pfizer, Inc.                                      3.30%
----------------------------------------------------------------
   ACE Ltd.                                          3.13%
----------------------------------------------------------------
   MBIA, Inc.                                        3.05%
----------------------------------------------------------------
   UST, Inc.                                         2.71%
----------------------------------------------------------------
   White Mountains Insurance Group                   2.50%
----------------------------------------------------------------
   Occidental Petroleum Corp.                        2.37%
----------------------------------------------------------------
   Anadarko Petroleum Corp.                          2.08%
----------------------------------------------------------------
   Renal Care Group, Inc.                            1.88%
----------------------------------------------------------------
   Freddie Mac                                       1.84%
----------------------------------------------------------------

----------------------------------------------------------------
   SECTOR BREAKDOWN                         % OF PORTFOLIO
----------------------------------------------------------------
   Basic Industries                                   1.2%
----------------------------------------------------------------
   Capital Goods                                      2.5%
----------------------------------------------------------------
   Communications                                     3.7%
----------------------------------------------------------------
   Consumer Durables                                  0.8%
----------------------------------------------------------------
   Consumer Non-Durables                             14.0%
----------------------------------------------------------------
   Consumer Services                                 10.2%
----------------------------------------------------------------
   Energy                                            12.9%
----------------------------------------------------------------
   Finance                                           29.5%
----------------------------------------------------------------
   Health Care                                       11.8%
----------------------------------------------------------------
   Technology                                         5.9%
----------------------------------------------------------------
   Transportation                                     0.3%
----------------------------------------------------------------
   Utilities                                          1.2%
----------------------------------------------------------------
   Other                                              6.0%
----------------------------------------------------------------
   TOTAL                                            100.0%
----------------------------------------------------------------

----------------------------------------------------------------
   PORTFOLIO REVIEW
----------------------------------------------------------------
   P/E: Price/Earnings*                              13.3x
----------------------------------------------------------------
   P/B: Price/Book                                    1.8x
----------------------------------------------------------------
   Holdings                                            126
----------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                     $32,023
----------------------------------------------------------------
   ROE: Return on Equity                              15.9
----------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                             62.2
----------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.


                                                         ANNUAL REPORT 2005 | 15

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                   Robeco Boston Partners All-Cap Value Fund
                    Institutional Class vs. Russell Indices

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       All-Cap               Russell
                    Value Fund--             3000(R)               Russell
                   Institutional              Value                3000(R)
                       Class                  Index                 Index
                   -------------             -------               -------
7/1/02                 $10,000               $10,000               $10,000
7/31/02                  9,240                 9,029                 9,205
8/31/02                  9,450                 9,089                 9,248
11/30/02                 9,410                 9,226                 9,476
2/28/03                  8,666                 8,376                 8,577
5/31/03                 10,350                 9,752                 9,942
8/31/03                 10,852                10,222                10,536
11/30/03                11,925                10,922                11,204
2/29/04                 13,382                12,042                12,122
5/31/04                 13,240                11,760                11,900
8/31/04                 13,402                12,024                11,726
11/30/04                14,703                13,106                12,664
2/28/05                 15,391                13,692                13,047
5/31/05                 15,465                13,575                13,024
8/31/05                 16,394                14,110                13,523

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

--------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                             Average Annual Total Return

                                                                           SINCE
                                               1 YEAR        3 YEAR      INCEPTION(1)
                                               ------        ------      ------------
  All-Cap Value Fund -- Institutional Class    22.33%        20.16%        16.88%
  Russell 3000(R) Value Index                  17.33%        15.79%        11.47%
  Russell 3000(R) Index(2)                     15.32%        13.50%         9.99%
--------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period July 1, 2002 (commencement of operations) through August 31, 2005.

2 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

16 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited) (continued)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                    Robeco Boston Partners All-Cap Value Fund
                       Investor Class vs. Russell Indices

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                       All-Cap
                    Value Fund--         Russell 3000(R)        Russell 3000(R)
                   Investor Class         Value Index                Index
                   --------------        ---------------        ---------------
7/1/02                 $10,000               $10,000               $10,000
7/31/02                  9,230                 9,029                 9,205
8/31/02                  9,440                 9,089                 9,248
11/30/02                 9,390                 9,226                 9,476
2/28/03                  8,637                 8,376                 8,577
5/31/03                 10,330                 9,752                 9,942
8/31/03                 10,821                10,222                10,536
11/30/03                11,873                10,922                11,204
2/29/04                 13,324                12,042                12,122
5/31/04                 13,173                11,760                11,900
8/31/04                 13,324                12,024                11,726
11/30/04                14,610                13,106                12,664
2/28/05                 15,297                13,692                13,047
5/31/05                 15,360                13,575                13,024
8/31/05                 16,263                14,110                13,523

The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

-------------------------------------------------------------------------------------
                           For Period Ended August 31, 2005
                             Average Annual Total Return

                                                                           SINCE
                                               1 YEAR        3 YEAR     INCEPTION(1)
                                               ------        ------     ------------
  All-Cap Value Fund -- Investor Class         22.06%        19.88%        16.58%
  Russell 3000(R) Value Index                  17.33%        15.79%        11.47%
  Russell 3000(R) Index(2)                     15.32%        13.50%         9.99%
-------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BOSTON PARTNERS ASSET MANAGEMENT, LLC WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

1 For the period July 1, 2002 (commencement of operations) through August 31, 2005.

2 This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

                                                         ANNUAL REPORT 2005 | 17

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco WPG Tudor Fund returned 15.16% for the one year period ended August 31, 2005 trailing the Russell 2000(R) Value Index.

     The underperformance for the year was attributable to several factors. The Fund was positioned with a conservative bias given our concern of many valuation levels and fundamentals within the market and small cap sector.

     The Robeco WPG Tudor Fund is a small cap value strategy predicated on the belief that hands-on, proprietary fundamental research can uncover overlooked companies in key value sectors. Pursuing superior small companies on the cusp of the positive change and at attractive valuations, the Tudor Fund investment team seeks to exploit market anomalies through both traditional value investments and special situations. Taking an event-driven approach, the Tudor Fund team only invests in a company when a near-term, positive price target has been met. Risk control is managed through stock selection, portfolio construction, and a disciplined investment process with rigorous buy criteria. Portfolio companies will exhibit excellent cash flow characteristics, strong management teams and identifiable positive catalysts as well as high return on invested capital, dominant market shares and compelling valuations.

     In summary, the Fund is a fundamental, bottom up value, research driven strategy that seeks to outperform the Russell 2000(R) Value Index.

Regards,

Richard Shuster
WPG Tudor Fund Portfolio Manager

                                   ----------
Small and mid-company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

--------------------------------------------------------------
   TOP TEN POSITIONS                       % OF PORTFOLIO
--------------------------------------------------------------
   MDC Partners, Inc.                               2.85%
--------------------------------------------------------------
   First Consulting Group, Inc.                     2.63%
--------------------------------------------------------------
   WatchGuard Technologies, Inc.                    2.62%
--------------------------------------------------------------
   GrafTech International Ltd.                      2.22%
--------------------------------------------------------------
   NBTY, Inc.                                       2.03%
--------------------------------------------------------------
   SafeNet, Inc.                                    1.83%
--------------------------------------------------------------
   Marlin Business Services, Inc.                   1.59%
--------------------------------------------------------------
   Del Monte Foods Co.                              1.58%
--------------------------------------------------------------
   Aspen Insurance Holdings Ltd.                    1.57%
--------------------------------------------------------------
   Uranium Resources, Inc.                          1.53%
--------------------------------------------------------------

--------------------------------------------------------------
   SECTOR BREAKDOWN                        % OF PORTFOLIO
--------------------------------------------------------------
   Basic Industries                                 13.7%
--------------------------------------------------------------
   Capital Goods                                     2.6%
--------------------------------------------------------------
   Communications                                    5.1%
--------------------------------------------------------------
   Consumer Durables                                 1.5%
--------------------------------------------------------------
   Consumer Non-Durables                             5.4%
--------------------------------------------------------------
   Consumer Services                                 9.8%
--------------------------------------------------------------
   Energy                                            4.1%
--------------------------------------------------------------
   Finance                                          18.9%
--------------------------------------------------------------
   Health Care                                       6.9%
--------------------------------------------------------------
   Technology                                        8.7%
--------------------------------------------------------------
   Transportation                                    3.9%
--------------------------------------------------------------
   Utilities                                         4.5%
--------------------------------------------------------------
   Other                                            14.9%
--------------------------------------------------------------
   TOTAL                                           100.0%
--------------------------------------------------------------

--------------------------------------------------------------
   PORTFOLIO REVIEW
--------------------------------------------------------------
   P/E: Price/Earnings*                             24.6x
--------------------------------------------------------------
   P/B: Price/Book                                    1.8
--------------------------------------------------------------
   Holdings                                           108
--------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                       $811
--------------------------------------------------------------
   ROE: Return on Equity                             10.4
--------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                            24.3
--------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.

18 |ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (unaudited)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in Robeco WPG Tudor Fund Institutional Class vs. Russell Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                        WPG Tudor
                          Fund--                 Russell 2000(R)
                    Institutional Class            Value Index
                    -------------------          ---------------
Aug-95                    $10,000                    $10,000
Sep-95                     10,418                     10,149
Oct-95                     10,043                      9,744
Nov-95                     10,731                     10,131
Dec-95                     11,068                     10,445
Jan-96                     11,172                     10,514
Feb-96                     11,572                     10,679
Mar-96                     12,021                     10,903
Apr-96                     13,125                     11,201
May-96                     13,603                     11,484
Jun-96                     13,029                     11,349
Jul-96                     11,437                     10,745
Aug-96                     12,402                     11,211
Sep-96                     13,147                     11,517
Oct-96                     12,710                     11,651
Nov-96                     13,210                     12,278
Dec-96                     13,151                     12,677
Jan-97                     13,151                     12,872
Feb-97                     13,151                     12,994
Mar-97                     11,564                     12,646
Apr-97                     11,185                     12,832
May-97                     12,790                     13,853
Jun-97                     13,281                     14,554
Jul-97                     13,999                     15,166
Aug-97                     14,343                     15,407
Sep-97                     15,524                     16,431
Oct-97                     14,773                     15,985
Nov-97                     14,784                     16,160
Dec-97                     14,613                     16,708
Jan-98                     14,159                     16,406
Feb-98                     15,354                     17,398
Mar-98                     15,741                     18,105
Apr-98                     15,934                     18,193
May-98                     15,000                     17,549
Jun-98                     14,553                     17,451
Jul-98                     13,125                     16,085
Aug-98                      9,982                     13,566
Sep-98                     10,282                     14,332
Oct-98                     10,463                     14,758
Nov-98                     11,030                     15,158
Dec-98                     11,394                     15,634
Jan-99                     11,568                     15,279
Feb-99                     10,272                     14,235
Mar-99                     10,649                     14,117
Apr-99                     11,821                     15,406
May-99                     11,966                     15,879
Jun-99                     12,951                     16,454
Jul-99                     13,066                     16,064
Aug-99                     12,704                     15,476
Sep-99                     13,088                     15,167
Oct-99                     14,239                     14,863
Nov-99                     15,781                     14,940
Dec-99                     18,602                     15,399
Jan-00                     18,496                     14,996
Feb-00                     22,889                     15,912
Mar-00                     20,672                     15,987
Apr-00                     18,618                     16,081
May-00                     17,148                     15,835
Jun-00                     19,828                     16,297
Jul-00                     18,878                     16,840
Aug-00                     21,395                     17,593
Sep-00                     20,567                     17,493
Oct-00                     19,065                     17,430
Nov-00                     16,247                     17,074
Dec-00                     17,635                     18,908
Jan-01                     18,497                     19,430
Feb-01                     15,384                     19,402
Mar-01                     13,746                     19,092
Apr-01                     15,652                     19,976
May-01                     16,073                     20,489
Jun-01                     15,796                     21,313
Jul-01                     14,685                     20,836
Aug-01                     14,139                     20,763
Sep-01                     12,117                     18,470
Oct-01                     13,142                     18,953
Nov-01                     14,206                     20,315
Dec-01                     15,029                     21,558
Jan-02                     14,159                     21,845
Feb-02                     12,904                     21,978
Mar-02                     13,952                     23,625
Apr-02                     13,843                     24,456
May-02                     13,062                     23,647
Jun-02                     12,638                     23,124
Jul-02                     10,829                     19,688
Aug-02                     11,274                     19,601
Sep-02                     10,207                     18,202
Oct-02                     10,513                     18,475
Nov-02                     11,887                     19,949
Dec-02                     11,106                     19,097
Jan-03                     10,889                     18,559
Feb-03                     10,493                     17,935
Mar-03                     10,404                     18,127
Apr-03                     11,116                     19,849
May-03                     12,400                     21,876
Jun-03                     12,885                     22,245
Jul-03                     13,764                     23,355
Aug-03                     14,139                     24,243
Sep-03                     13,922                     23,964
Oct-03                     14,841                     25,917
Nov-03                     15,384                     26,912
Dec-03                     16,145                     27,887
Jan-04                     16,896                     28,852
Feb-04                     17,183                     29,411
Mar-04                     17,420                     29,817
Apr-04                     16,728                     28,276
May-04                     16,580                     28,618
Jun-04                     17,479                     30,071
Jul-04                     16,521                     28,688
Aug-04                     16,610                     28,969
Sep-04                     16,946                     30,117
Oct-04                     16,985                     30,583
Nov-04                     18,339                     33,296
Dec-04                     19,270                     34,092
Jan-05                     18,721                     32,772
Feb-05                     19,434                     33,425
Mar-05                     18,556                     32,736
Apr-05                     17,491                     31,047
May-05                     18,018                     32,941
Jun-05                     18,699                     34,397
Jul-05                     19,522                     36,354
Aug-05                     19,127                     35,518

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 1995 and reflects Fund expenses. investors should note that the Fund is an aggressively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.

--------------------------------------------------------------------------------
                        For Period Ended August 31, 2005
                           Average Annual Total Return

                                             1 YEAR   3 YEAR   5 YEAR   10 YEAR
                                             ------   ------   -------  -------
  WPG Tudor Fund -- Institutional Class      15.16%   19.27%   (2.22)%    6.70%
  Russell 2000(R) Value Index                22.61%   21.91%   15.09%    13.51%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

                                                         ANNUAL REPORT 2005 | 19

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco WPG Large Cap Growth Fund returned 12.51% for the one year period ended August 31, 2005 outperforming the Russell 1000(R) Growth Index.

     Stock selection was a strong contributor to performance. Sectors that contributed most to performance were Technology, Basic Materials and Consumer Cyclicals. Major detractors to performance were Commercial Services and Health Care.

     The Robeco WPG Large Cap Growth Fund seeks to identify stocks that are quantitatively attractive due to rising earnings expectations, low relative valuations, and high share buybacks. The earnings momentum factors seek to capture rising earnings expectations in four ways: the magnitude of the change in expectations, the breadth (both positive and negative) of the change, and surprises in reported earnings. The value factors use price relationships to identify undervalued securities; forecasted earnings to price ratio, cash flow to price ratio and return on equity. Share buybacks represent an attractive use of capital by management. A sector specific model is used for technology stocks.

     All stocks in the selection universe are scored according to their exposure to each factor. These scores are calculated to be sector specific. Using a dynamic weighting process, factor scores are combined into a composite score or alpha used to select stocks. The team then selects attractively ranked stocks within economic sectors.

Regards,

Easton Ragsdale
WPG Large Cap Growth Portfolio Manager

---------------------------------------------------------------
   TOP TEN POSITIONS                       % OF PORTFOLIO
---------------------------------------------------------------
   Home Depot, Inc., (The)                          3.97%
---------------------------------------------------------------
   Microsoft Corp.                                  3.63%
---------------------------------------------------------------
   Hewlett Packard Co.                              3.14%
---------------------------------------------------------------
   Intel Corp.                                      2.97%
---------------------------------------------------------------
   GlaxoSmithKline PLC - ADR                        2.62%
---------------------------------------------------------------
   Hershey Co., (The)                               2.49%
---------------------------------------------------------------
   Coach, Inc.                                      2.41%
---------------------------------------------------------------
   Johnson & Johnson                                2.37%
---------------------------------------------------------------
   Gilead Sciences, Inc.                            2.36%
---------------------------------------------------------------
   UnitedHealth Group, Inc.                         2.35%
---------------------------------------------------------------

---------------------------------------------------------------
   SECTOR BREAKDOWN                        % OF PORTFOLIO
---------------------------------------------------------------
   Basic Industries                                  3.3%
---------------------------------------------------------------
   Capital Goods                                     6.7%
---------------------------------------------------------------
   Communications                                    0.9%
---------------------------------------------------------------
   Consumer Durables                                 1.3%
---------------------------------------------------------------
   Consumer Non-Durables                            10.4%
---------------------------------------------------------------
   Consumer Services                                14.2%
---------------------------------------------------------------
   Energy                                            3.2%
---------------------------------------------------------------
   Finance                                           8.4%
---------------------------------------------------------------
   Health Care                                      20.9%
---------------------------------------------------------------
   Technology                                       27.1%
---------------------------------------------------------------
   Transportation                                    2.6%
---------------------------------------------------------------
   Utilities                                         0.7%
---------------------------------------------------------------
   Other                                             0.3%
---------------------------------------------------------------
   TOTAL                                           100.0%
---------------------------------------------------------------

---------------------------------------------------------------
   PORTFOLIO REVIEW
---------------------------------------------------------------
   P/E: Price/Earnings*                             18.4x
---------------------------------------------------------------
   P/B: Price/Book                                   3.6x
---------------------------------------------------------------
   Holdings                                            60
---------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                    $63,832
---------------------------------------------------------------
   ROE: Return on Equity                             33.6
---------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                            54.9
---------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.


20 |ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (unaudited)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
     Robeco WPG Large Cap Growth Fund Institutional Class vs. Russell Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      WPG Large Cap
                     Growth Fund--                Russell 1000(R)
                  Institutional Class               Growth Index
                  -------------------             --------------
Aug-95                    $10,000                    $10,000
Sep-95                     10,584                     10,461
Oct-95                     10,505                     10,468
Nov-95                     10,853                     10,876
Dec-95                     11,015                     10,938
Jan-96                     11,394                     11,303
Feb-96                     11,534                     11,510
Mar-96                     11,541                     11,525
Apr-96                     11,635                     11,828
May-96                     12,000                     12,241
Jun-96                     12,191                     12,258
Jul-96                     11,672                     11,539
Aug-96                     11,944                     11,837
Sep-96                     12,720                     12,699
Oct-96                     12,900                     12,775
Nov-96                     13,744                     13,734
Dec-96                     13,705                     13,465
Jan-97                     14,611                     14,409
Feb-97                     14,406                     14,311
Mar-97                     13,878                     13,537
Apr-97                     14,572                     14,436
May-97                     15,530                     15,478
Jun-97                     16,628                     16,097
Jul-97                     17,917                     17,520
Aug-97                     16,849                     16,495
Sep-97                     17,879                     17,307
Oct-97                     17,699                     16,666
Nov-97                     18,291                     17,375
Dec-97                     18,675                     17,569
Jan-98                     18,872                     18,095
Feb-98                     20,137                     19,455
Mar-98                     21,281                     20,232
Apr-98                     21,734                     20,511
May-98                     21,377                     19,928
Jun-98                     22,170                     21,148
Jul-98                     21,834                     21,008
Aug-98                     18,441                     17,855
Sep-98                     19,892                     19,226
Oct-98                     21,014                     20,772
Nov-98                     22,281                     22,353
Dec-98                     23,813                     24,369
Jan-99                     23,989                     25,800
Feb-99                     22,858                     24,621
Mar-99                     22,922                     25,918
Apr-99                     23,098                     25,952
May-99                     22,676                     25,155
Jun-99                     23,632                     26,916
Jul-99                     23,109                     26,060
Aug-99                     23,044                     26,485
Sep-99                     22,591                     25,929
Oct-99                     24,245                     27,886
Nov-99                     24,527                     29,392
Dec-99                     26,833                     32,449
Jan-00                     25,501                     30,927
Feb-00                     25,784                     32,439
Mar-00                     28,388                     34,762
Apr-00                     27,540                     33,107
May-00                     26,531                     31,439
Jun-00                     27,944                     33,822
Jul-00                     27,325                     32,411
Aug-00                     29,807                     35,345
Sep-00                     28,334                     32,001
Oct-00                     27,587                     30,487
Nov-00                     25,145                     25,993
Dec-00                     26,382                     25,172
Jan-01                     26,240                     26,911
Feb-01                     23,249                     22,342
Mar-01                     21,419                     19,911
Apr-01                     23,045                     22,430
May-01                     23,108                     22,100
Jun-01                     22,597                     21,587
Jul-01                     21,930                     21,048
Aug-01                     20,038                     19,326
Sep-01                     18,310                     17,397
Oct-01                     19,354                     18,311
Nov-01                     20,925                     20,070
Dec-01                     20,988                     20,032
Jan-02                     20,908                     19,678
Feb-02                     20,313                     18,861
Mar-02                     21,265                     19,514
Apr-02                     19,996                     17,921
May-02                     19,338                     17,488
Jun-02                     17,498                     15,870
Jul-02                     16,340                     14,997
Aug-02                     16,014                     15,042
Sep-02                     14,309                     13,482
Oct-02                     15,650                     14,719
Nov-02                     17,038                     15,518
Dec-02                     15,197                     14,446
Jan-03                     15,071                     14,095
Feb-03                     15,063                     14,030
Mar-03                     15,245                     14,291
Apr-03                     16,665                     15,347
May-03                     17,395                     16,112
Jun-03                     17,236                     16,335
Jul-03                     17,894                     16,742
Aug-03                     18,664                     17,158
Sep-03                     18,093                     16,975
Oct-03                     19,195                     17,929
Nov-03                     19,449                     18,117
Dec-03                     20,044                     18,744
Jan-04                     20,306                     19,126
Feb-04                     20,520                     19,249
Mar-04                     20,218                     18,891
Apr-04                     19,615                     18,672
May-04                     20,012                     19,019
Jun-04                     20,234                     19,257
Jul-04                     18,965                     18,169
Aug-04                     18,703                     18,080
Sep-04                     18,981                     18,251
Oct-04                     19,195                     18,536
Nov-04                     20,187                     19,174
Dec-04                     20,809                     19,925
Jan-05                     20,242                     19,262
Feb-05                     20,458                     19,466
Mar-05                     19,882                     19,112
Apr-05                     19,341                     18,749
May-05                     20,224                     19,656
Jun-05                     20,233                     19,583
Jul-05                     21,278                     20,541
Aug-05                     21,044                     20,276

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 1995 and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.

--------------------------------------------------------------------------------
                        For Period Ended August 31, 2005
                           Average Annual Total Return

                                          1 YEAR   3 YEAR  5 YEAR     10 YEAR
                                          ------   ------  --------   -------
  WPG Large Cap Growth Fund --
    Institutional Class                   12.51%    9.53%   (6.73)%    7.72%
  Russell 1000(R) Growth Index            12.14%   10.46%  (10.52)%    7.32%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

ANNUAL REPORT 2005 | 21

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG COREBOND FUND (unaudited)
--------------------------------------------------------------------------------

Dear Shareholder:

     The Robeco WPG Core Bond Fund returned 4.01% for the year ended August 31, 2005 trailing the Lehman Brothers Aggregate Index by 0.14%

     The investment process for the Core Bond Fund is driven by a team of professionals who collaboratively make decisions with respect to three primary components. These are the portfolio's exposure to the yield curve, how the portfolio is allocated among fixed income asset classes, and what specific securities are selected for investment. The Fund seeks high current income and capital preservation through investments in debt securities including: notes, bills, bonds, commercial paper, mortgage backed securities, convertibles and money market instruments. These securities may be issued by the U.S. Government, its agencies or instrumentalities or by corporate issuers.

     In the fixed income markets we have seen in the last year the FOMC continue to raise short-term interest rates. The FOMC concluded following their June 30th meeting that the pace of tightening would be required to remove monetary policy accommodation. At this point, we see no reason why the FOMC should pause their tightening campaign and that the balance of the year will witness further raises in the interest rates. If inflation turns out to be more problematic than anticipated, we could see some near term steepening of the yield curve.

Regards,

Daniel Vandivort

--------------------------------------------------------------
   TOP TEN POSITIONS                       % OF PORTFOLIO
--------------------------------------------------------------
   FNMA Discount Note 3.25% 09/14/05               28.30%
--------------------------------------------------------------
   FNMA 6.00% 09/15/35                             13.01%
--------------------------------------------------------------
   US Treasury Note 3.75% 05/15/08                 12.42%
--------------------------------------------------------------
   FNMA 5.00% 09/15/35                              9.85%
--------------------------------------------------------------
   FNMA 5.50% 09/15/35                              6.97%
--------------------------------------------------------------
   US Treasury Note 4.25% 08/15/15                  4.99%
--------------------------------------------------------------
   US Treasury Note 2.625% 05/15/08                 4.43%
--------------------------------------------------------------
   FNMA 4.50% 09/15/20                              3.74%
--------------------------------------------------------------
   US Treasury Inflationary Index 3.375% 04/15/32   3.12%
--------------------------------------------------------------
   US Treasury Note 3.125% 04/15/09                 2.92%
--------------------------------------------------------------

--------------------------------------------------------------
   SECTOR BREAKDOWN                        % OF PORTFOLIO
--------------------------------------------------------------
   U.S. Treasury                                    36.6%
--------------------------------------------------------------
   U.S. Agency Obligations                           3.2%
--------------------------------------------------------------
   Corporate                                        13.3%
--------------------------------------------------------------
   Mortgage Backed Securities                       42.0%
--------------------------------------------------------------
   Asset Backed Securities                           4.9%
--------------------------------------------------------------
   TOTAL                                           100.0%
--------------------------------------------------------------

* For the trailing one year period.

Portfolio holdings are subject to change at any time.


22 |ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (unaudited)
--------------------------------------------------------------------------------

             Comparison of Change in Value of $10,000 Investment in
                            Robeco WPG Core Bond Fund
            Institutional Class vs. Lehmen Brothers Aggregate Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                             WPG
                      Core Bond Fund--          Lehman Brothers
                    Institutional Class         Aggregate Index
                    -------------------         ---------------
Aug-95                    $10,000                    $10,000
Sep-95                     10,075                     10,097
Oct-95                     10,167                     10,229
Nov-95                     10,273                     10,382
Dec-95                     10,379                     10,528
Jan-96                     10,451                     10,597
Feb-96                     10,344                     10,438
Mar-96                     10,304                     10,365
Apr-96                     10,284                     10,307
May-96                     10,275                     10,286
Jun-96                     10,382                     10,424
Jul-96                     10,410                     10,453
Aug-96                     10,396                     10,435
Sep-96                     10,536                     10,617
Oct-96                     10,690                     10,852
Nov-96                     10,834                     11,038
Dec-96                     10,778                     10,935
Jan-97                     10,827                     10,969
Feb-97                     10,842                     10,996
Mar-97                     10,759                     10,874
Apr-97                     10,882                     11,037
May-97                     10,973                     11,141
Jun-97                     11,059                     11,274
Jul-97                     11,280                     11,578
Aug-97                     11,225                     11,479
Sep-97                     11,347                     11,648
Oct-97                     11,463                     11,817
Nov-97                     11,485                     11,872
Dec-97                     11,573                     11,991
Jan-98                     11,729                     12,145
Feb-98                     11,757                     12,135
Mar-98                     11,813                     12,176
Apr-98                     11,881                     12,239
May-98                     12,003                     12,356
Jun-98                     12,098                     12,461
Jul-98                     12,118                     12,487
Aug-98                     12,304                     12,690
Sep-98                     12,527                     12,988
Oct-98                     12,420                     12,919
Nov-98                     12,583                     12,992
Dec-98                     12,644                     13,031
Jan-99                     12,744                     13,124
Feb-99                     12,511                     12,895
Mar-99                     12,640                     12,967
Apr-99                     12,705                     13,008
May-99                     12,565                     12,894
Jun-99                     12,503                     12,853
Jul-99                     12,446                     12,798
Aug-99                     12,425                     12,792
Sep-99                     12,594                     12,940
Oct-99                     12,633                     12,988
Nov-99                     12,657                     12,987
Dec-99                     12,629                     12,924
Jan-00                     12,546                     12,882
Feb-00                     12,708                     13,038
Mar-00                     12,860                     13,209
Apr-00                     12,731                     13,172
May-00                     12,690                     13,166
Jun-00                     13,019                     13,439
Jul-00                     13,137                     13,561
Aug-00                     13,311                     13,758
Sep-00                     13,441                     13,845
Oct-00                     13,501                     13,936
Nov-00                     13,677                     14,164
Dec-00                     13,975                     14,427
Jan-01                     14,239                     14,663
Feb-01                     14,365                     14,790
Mar-01                     14,450                     14,865
Apr-01                     14,410                     14,803
May-01                     14,547                     14,892
Jun-01                     14,579                     14,949
Jul-01                     14,916                     15,283
Aug-01                     15,067                     15,458
Sep-01                     15,265                     15,638
Oct-01                     15,570                     15,965
Nov-01                     15,406                     15,745
Dec-01                     15,322                     15,645
Jan-02                     15,438                     15,772
Feb-02                     15,583                     15,925
Mar-02                     15,277                     15,660
Apr-02                     15,569                     15,963
May-02                     15,735                     16,099
Jun-02                     15,869                     16,238
Jul-02                     16,117                     16,434
Aug-02                     16,395                     16,711
Sep-02                     16,625                     16,982
Oct-02                     16,582                     16,905
Nov-02                     16,615                     16,900
Dec-02                     16,988                     17,249
Jan-03                     17,035                     17,264
Feb-03                     17,305                     17,503
Mar-03                     17,287                     17,490
Apr-03                     17,480                     17,634
May-03                     17,803                     17,963
Jun-03                     17,777                     17,927
Jul-03                     17,187                     17,324
Aug-03                     17,307                     17,439
Sep-03                     17,759                     17,901
Oct-03                     17,599                     17,734
Nov-03                     17,636                     17,776
Dec-03                     17,844                     17,957
Jan-04                     17,985                     18,102
Feb-04                     18,192                     18,298
Mar-04                     18,330                     18,435
Apr-04                     17,846                     17,955
May-04                     17,747                     17,883
Jun-04                     17,845                     17,984
Jul-04                     18,010                     18,163
Aug-04                     18,380                     18,509
Sep-04                     18,429                     18,559
Oct-04                     18,582                     18,715
Nov-04                     18,456                     18,566
Dec-04                     18,625                     18,736
Jan-05                     18,745                     18,854
Feb-05                     18,671                     18,743
Mar-05                     18,554                     18,647
Apr-05                     18,787                     18,899
May-05                     18,952                     19,103
Jun-05                     19,044                     19,208
Jul-05                     18,883                     19,033
Aug-05                     19,118                     19,277

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 1, 1995 and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Lehman Brothers Aggregate Index is unmanaged, does not incur expenses and is not available for investment.

--------------------------------------------------------------------------------
                        For Period Ended August 31, 2005
                           Average Annual Total Return

                                              1 YEAR   3 YEAR    5 YEAR  10 YEAR
                                              ------    -----    -----   -------
  WPG Core Bond Fund -- Institutional Class    4.01%    5.26%    7.51%    6.69%
  Lehman Brothers Aggregate Index              4.15%    4.88%    6.98%    6.78%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. WEISS, PECK & GREER WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END, PLEASE (CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT WWW.ROBECOINVEST.COM).

                                                         ANNUAL REPORT 2005 | 23

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees, and other expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    BP SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..............................................              $1,000.00            $1,067.10              $8.08
Hypothetical (5% return before expenses) ............              $1,000.00            $1,017.29              $7.91


                                                                       BP SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                               BEGINNING ACCOUNT    ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..............................................              $1,000.00            $1,065.10              $9.37
Hypothetical (5% return before expenses) ............              $1,000.00            $1,016.01              $9.19
---------------------------------------------------------------------------------------------------------------------------


                                                                     BP LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                               BEGINNING ACCOUNT    ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..............................................              $1,000.00            $1,089.50             $14.11
Hypothetical (5% return before expenses) ............              $1,000.00            $1,011.52             $13.68

24 |ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                       BP LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,088.30             $15.42
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,010.24             $14.96
---------------------------------------------------------------------------------------------------------------------------


                                                                      BP LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,054.10              $5.18
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,020.10              $5.10


                                                                        BP LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,052.60              $6.47
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,018.82              $6.38
---------------------------------------------------------------------------------------------------------------------------


                                                                       BP MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,076.00              $5.23
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,020.10              $5.10


                                                                         BP MID CAP VALUE FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,074.80              $6.54
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,018.82              $6.38
---------------------------------------------------------------------------------------------------------------------------


                                                                       BP ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,064.40              $6.50
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,018.82              $6.38


                                                                         BP ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ..........................................                  $1,000.00            $1,063.10              $7.80
Hypothetical (5% return before expenses) ........                  $1,000.00            $1,017.54              $7.66
---------------------------------------------------------------------------------------------------------------------------

                                                         ANNUAL REPORT 2005 | 25

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited) (concluded)
--------------------------------------------------------------------------------


                                                                          WPG TUDOR FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ...............................................               $1,000.00            $  984.20              $7.75
Hypothetical (5% return before expenses) .............               $1,000.00             1,017.29              $7.91


                                                                     WPG LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ...............................................               $1,000.00            $1,028.60           $7,16
Hypothetical (5% return before expenses) .............               $1,000.00            $1,018.06           $7,15


                                                                        WPG CORE BOND FUND -- INSTITUTIONAL CLASS
                                                              -------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                 MARCH 1, 2005      AUGUST 31, 2005           PERIOD*
                                                              -----------------     ---------------    --------------------
Actual ...............................................               $1,000.00            $1,023.90              $2.19
Hypothetical (5% return before expenses) .............               $1,000.00            $1,023.01              $2.19
---------------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Fund's annualized  expense ratios in the table below,  which include waived fees or reimbursed expenses,  multiplied by the average  account value over the period,  multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.

                                                     INSTITUTIONAL   INVESTOR
                                                     -------------   --------
   Robeco Boston Partners Small Cap Value Fund II ..      1.55%        1.80%
   Robeco Boston Partners Long/Short Equity Fund ...      2.68% (1)    2.93% (1)
   Robeco Boston Partners Large Cap Value Fund .....      1.00%        1.25%
   Robeco Boston Partners Mid Cap Value Fund .......      1.00%        1.25%
   Robeco Boston Partners All-Cap Value Fund .......      1.25%        1.50%
   Robeco WPG Tudor Fund ...........................      1.55%        N/A
   Robeco WPG Large Cap Growth Fund ................      1.40%        N/A
   Robeco WPG Core Bond Fund .......................      0.43%        N/A

(1) These amounts include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividend was 0.18% of average net assets for the most recent fiscal half-year.


26 |ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------     ------------
COMMON STOCK
   Insurance - Other ........................         12.2%      $ 50,240,708
   Apparel ..................................          5.9         24,436,448
   Real Estate Investment Trust
     (REIT) .................................          5.8         24,108,071
   Services - Business ......................          5.7         23,347,116
   Health Care - Services ...................          5.6         22,905,581
   Manufacturing ............................          4.0         16,622,415
   Building & Construction ..................          3.6         14,758,063
   Financial Services .......................          3.1         12,734,129
   Foods ....................................          2.8         11,379,339
   Engineering & Construction ...............          2.7         11,348,768
   Publishing & Information Services ........          2.7         10,976,987
   Computer Equipment & Services ............          2.4          9,942,374
   Leisure & Lodging ........................          2.1          8,636,171
   Building Materials .......................          1.9          7,885,447
   Medical Equipment and Supplies ...........          1.9          7,791,197
   Oil & Gas - Exploration ..................          1.8          7,577,612
   Machinery ................................          1.7          7,147,278
   Business & Public Services ...............          1.7          7,098,063
   Insurance - Life .........................          1.7          7,045,140
   Internet Services ........................          1.7          6,960,234
   Consulting Services ......................          1.6          6,449,798
   Air Transport ............................          1.5          6,205,503
   Electronics ..............................          1.5          6,191,835
   Utilities - Electric .....................          1.3          5,432,508
   Chemicals - Specialty ....................          1.3          5,379,464
   Office Equipment & Supplies ..............          1.3          5,254,014
   Commercial Services ......................          1.0          4,281,205
   Real Estate ..............................          1.0          4,279,275
   Retail - Hard Goods ......................          1.0          4,115,522
   Consumer Products ........................          1.0          4,048,632
   Building Products-Air & Heating ..........          0.9          3,899,961


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------     ------------
   Industrial Equipment & Supplies ..........          0.9%      $  3,744,881
   Health Care - Supplies ...................          0.9          3,685,910
   Oil Services .............................          0.9          3,576,443
   Environmental Services ...................          0.8          3,220,076
   Travel Services ..........................          0.7          2,959,130
   Automotive & Trucks ......................          0.7          2,934,504
   Containers ...............................          0.7          2,866,472
   Paper Forest Products & Packaging ........          0.7          2,713,596
   Motor Homes ..............................          0.6          2,636,722
   Banks - Regional .........................          0.6          2,565,645
   Tobacco ..................................          0.5          2,053,858
   Trucking .................................          0.5          1,922,817
   Savings & Loans ..........................          0.5          1,910,304
   Transport - Services .....................          0.4          1,791,480
   Aerospace & Defense ......................          0.4          1,642,541
   Semiconductor Equipment &
     Products ...............................          0.4          1,608,202
   Iron & Steel .............................          0.3          1,328,938
   Railroad & Bulk Shipping .................          0.3          1,302,808
   Diversified Operations ...................          0.3          1,236,616
   Consumer Non-Cyclical ....................          0.3          1,202,250
   Media & Entertainment ....................          0.3          1,155,235
   Manufacturing ............................          0.1            501,866

SHORT TERM INVESTMENTS ......................          4.0         16,532,130

INVESTMENT COMPANY ..........................          0.8          3,384,480

LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (1.0)        (4,164,403)
                                                     -----       ------------
NET ASSETS ..................................        100.0%      $412,791,359
                                                     =====       ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 27

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------     ------------
COMMON STOCK
   Insurance - Other ........................         13.0%      $ 16,170,745
   Computer Equipment & Services ............          5.6          6,967,841
   Health Care - Services ...................          4.0          4,918,689
   Manufacturing ............................          3.8          4,763,123
   Electronics ..............................          3.6          4,520,134
   Health Care - Drugs ......................          3.6          4,476,765
   Consulting Services ......................          3.4          4,257,251
   Aerospace & Defense ......................          3.3          4,142,617
   Media & Entertainment ....................          3.2          3,934,570
   Internet Services ........................          2.9          3,616,265
   Containers ...............................          2.9          3,592,657
   Foods ....................................          2.6          3,196,218
   Commercial Services ......................          2.2          2,747,251
   Chemicals - Specialty ....................          2.1          2,660,397
   Financial Services .......................          2.1          2,659,962
   Oil & Gas - Exploration ..................          2.1          2,639,464
   Office Equipment & Supplies ..............          2.1          2,555,553
   Retail ...................................          2.0          2,482,541
   Metals & Mining ..........................          1.9          2,398,353
   Business & Public Services ...............          1.9          2,334,942
   Leisure & Lodging ........................          1.9          2,326,025
   Printing Services ........................          1.9          2,323,056
   Telecommunications .......................          1.8          2,281,892
   Telecommunications Equipment .............          1.7          2,075,417
   Apparel ..................................          1.6          1,967,614
   Health & Personal Care ...................          1.5          1,908,039
   Telephone - Integrated ...................          1.5          1,905,465
   Travel Services ..........................          1.4          1,789,029
   Oil Services .............................          1.3          1,607,866
   Machinery ................................          1.2          1,542,391
   Air Transport ............................          1.2          1,532,417
   Publishing & Information Services ........          1.1          1,475,117
   Vitamins & Nutrition Products ............          1.2          1,462,669
   Retail - Hard Goods ......................          1.1          1,380,154
   Energy Equipment & Services ..............          0.9          1,107,191
   Real Estate ..............................          0.8          1,009,866
   Restaurants ..............................          0.8            973,336
   Computer Software ........................          0.7            876,800
   Retail - Soft Goods ......................          0.7            814,189
   Agriculture ..............................          0.6            765,332
   Medical Equipment and Supplies ...........          0.6            761,927
   Tobacco ..................................          0.6            752,895
   Paper Forest Products & Packaging ........          0.6            746,501
   Insurance - Life .........................          0.6            716,868
   Hazardous Waste Disposal .................          0.6            682,474
   Oil & Gas - Integrated Majors ............          0.5            643,357
   Services - Consumer ......................          0.5            640,946
   Communications Equipment .................          0.4            504,140
   Savings & Loans ..........................          0.4            488,430
   Health Care - Supplies ...................          0.3            304,140
   Human Resources ..........................          0.1            107,317
   Home Products ............................          0.1             94,469
   Automotive & Trucks ......................           --*            44,531


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------     ------------
SHORT TERM INVESTMENTS ......................          7.3%      $  9,080,141

PREFERRED STOCK .............................          0.5            653,520

CORPORATE BONDS .............................          0.1            117,557

CONVERTIBLE BONDS ...........................          0.1             75,000

SECURITIES SOLD SHORT
   Building Materials .......................           --*              (121)
   Oil Field Machinery &
     Equipment ..............................         (0.1)           (72,865)
   Consulting Services ......................         (0.1)           (82,369)
   Oil & Gas - Exploration ..................         (0.1)          (106,548)
   Environmental Services ...................         (0.1)          (128,735)
   Data Processing Services .................         (0.1)          (165,890)
   Business & Public Services ...............         (0.2)          (231,183)
   Consumer Products ........................         (0.2)          (252,532)
   Diversified Operation ....................         (0.2)          (256,800)
   Health & Personal Care ...................         (0.2)          (272,401)
   Electronics ..............................         (0.3)          (329,360)
   Airlines .................................         (0.3)          (334,408)
   Marine ...................................         (0.3)          (339,077)
   Industrial Equipment & Supplies ..........         (0.3)          (340,829)
   Audio & Video Products ...................         (0.3)          (362,109)
   Health Care - Biotech ....................         (0.3)          (391,950)
   Computers & Peripherals ..................         (0.3)          (419,733)
   Oil Services .............................         (0.4)          (442,400)
   Textiles & Apparel .......................         (0.4)          (508,463)
   Schools ..................................         (0.4)          (552,420)
   Retail - Food & Drug .....................         (0.5)          (586,365)
   Oil & Gas - Refining & Marketing .........         (0.5)          (590,477)
   Biotechnology ............................         (0.5)          (640,006)
   Automotive & Trucks ......................         (0.5)          (650,385)
   Real Estate ..............................         (0.6)          (714,858)
   Metals & Mining ..........................         (0.6)          (719,774)
   Tobacco ..................................         (0.6)          (750,400)
   Broadcasting .............................         (0.7)          (827,414)
   Machinery ................................         (0.7)          (858,799)
   Technology Hardware & Equipment ..........         (0.7)          (863,164)
   Transport - Services .....................         (0.7)          (867,858)
   Foods ....................................         (0.7)          (906,299)
   Aerospace & Defense ......................         (0.8)          (968,304)
   Retail - Hard Goods ......................         (0.8)          (990,740)
   Leisure & Lodging ........................         (0.8)        (1,007,714)
   Apparel ..................................         (0.9)        (1,102,883)
   Restaurants ..............................         (0.9)        (1,153,359)
   Metals - Steel ...........................         (1.0)        (1,255,940)
   Telecommunications .......................         (1.1)        (1,395,632)
   Commercial Services ......................         (1.2)        (1,531,601)
   Media & Entertainment ....................         (1.3)        (1,577,808)
   Electronic Components &
     Instruments ............................         (1.5)        (1,928,002)
   Pharmaceuticals & Biotechnology ..........         (1.5)        (1,932,367)

 * amount is less than 0.1%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------     ------------
SECURITIES SOLD SHORT--(continued)
   Health Care - Services ...................         (1.7)%     $ (2,134,566)
   Financial Services .......................         (1.7)        (2,171,492)
   Telecommunications Equipment .............         (1.8)        (2,251,761)
   Semiconductor Equipment &
     Products ...............................         (1.9)        (2,320,868)
   Manufacturing ............................         (2.1)        (2,579,976)
   Computer Software ........................         (2.2)        (2,740,067)
   Computer Equipment & Services ............         (3.0)        (3,778,283)
   Energy ...................................         (3.5)        (4,307,984)
   Electronic Equipment & Products ..........         (4.0)        (5,027,136)
   Internet Services ........................         (4.1)        (5,105,700)
   Medical Equipment and Supplies ...........         (4.2)        (5,219,999)

OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................         47.4         58,938,871
                                                     ------      ------------
NET ASSETS ..................................        100.0%      $124,464,113
                                                     ======      ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 29

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
COMMON STOCK
   Insurance - Other ........................         12.8%       $ 5,119,252
   Oil & Gas - Integrated Majors ............         10.0          4,025,531
   Financial Services .......................          8.7          3,463,055
   Telecommunications Equipment .............          4.4          1,762,100
   Media & Entertainment ....................          4.2          1,696,497
   Health Care - Drugs ......................          4.2          1,680,165
   Computer Equipment &
     Services ...............................          4.0          1,609,900
   Telecommunications .......................          3.9          1,571,886
   Banks - Major ............................          3.9          1,561,783
   Retail - Hard Goods ......................          3.4          1,338,510
   Manufacturing ............................          3.2          1,293,301
   Oil & Gas - Exploration ..................          2.6          1,051,429
   Oil Services .............................          2.6          1,031,066
   Apparel ..................................          2.6          1,023,483
   Aerospace & Defense ......................          2.4            942,312
   Tobacco ..................................          2.2            859,957
   Chemicals - Specialty ....................          2.0            818,457
   Semiconductor Equipment &
     Products ...............................          2.0            789,937
   Oil & Gas - Refining &
     Marketing ..............................          1.9            738,390
   Office Equipment & Supplies ..............          1.8            720,439


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
   Computer Software ........................          1.5%       $   613,185
   Food & Household Products ................          1.4            568,623
   Consulting Services ......................          1.3            507,520
   Leisure & Lodging ........................          1.2            482,859
   Savings & Loans ..........................          1.0            403,750
   Printing Services ........................          1.0            399,752
   Utilities - Electric .....................          1.0            393,675
   Metals & Mining ..........................          1.0            389,103
   Electronics ..............................          1.0            378,714
   Health & Personal Care ...................          0.9            352,195
   Business & Public Services ...............          0.8            319,926
   Real Estate ..............................          0.7            297,436
   Containers ...............................          0.7            297,264
   Restaurants ..............................          0.7            290,784
   Building Materials .......................          0.6            256,546
   Distribution .............................          0.6            225,120
   Health Care - Services ...................          0.5            215,109
   Utilities - Gas & Water ..................          0.2             88,136

SHORT TERM INVESTMENTS ......................          2.8          1,098,848

LIABILITIES IN EXCESS
   OF OTHER ASSETS ..........................         (1.7)          (677,155)
                                                     ------       -----------
NET ASSETS ..................................        100.0%       $39,998,840
                                                     ======       ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
COMMON STOCK
   Insurance - Other ........................         11.0%       $ 6,431,533
   Retail - Hard Goods ......................          5.9          3,463,136
   Apparel ..................................          5.6          3,306,909
   Computer Equipment &
     Services ...............................          5.4          3,185,087
   Health Care - Services ...................          4.3          2,495,545
   Financial Services .......................          4.1          2,396,029
   Foods ....................................          3.8          2,238,090
   Manufacturing ............................          3.6          2,092,230
   Leisure & Lodging ........................          3.3          1,953,657
   Business & Public Services ...............          3.2          1,855,216
   Oil & Gas - Exploration ..................          2.7          1,583,554
   Electronics ..............................          2.7          1,563,606
   Oil Services .............................          2.5          1,448,660
   Utilities - Electric .....................          2.1          1,253,426
   Real Estate Investment Trust
     (REIT) .................................          1.9          1,138,196
   Containers ...............................          1.9          1,127,187
   Internet Services ........................          1.9          1,116,839
   Distribution .............................          1.8          1,060,958
   Machinery ................................          1.7            966,820
   Publishing & Information Services ........          1.4            847,740
   Marketing ................................          1.4            825,858
   Media ....................................          1.4            801,494
   Chemicals - Specialty ....................          1.3            782,496
   Computer Software ........................          1.3            767,898
   Insurance - Life .........................          1.3            755,484


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
   Savings & Loans ..........................          1.3%       $   761,940
   Automotive Parts & Equipment .............          1.3            739,718
   Paper Forest Products &
     Packaging ..............................          1.3            733,260
   Restaurants ..............................          1.1            661,599
   Health Care - Drugs ......................          1.0            593,616
   Telecommunications .......................          1.0            585,170
   Banks - Regional .........................          1.0            559,725
   Travel Services ..........................          0.9            515,942
   Advertising ..............................          0.8            490,885
   Transport - Services .....................          0.8            482,625
   Data Processing Services .................          0.8            473,048
   Semiconductor Equipment &
     Products ...............................          0.8            462,000
   Telecommunications Equipment .............          0.6            355,818
   Engineering & Construction ...............          0.5            317,188
   Tobacco ..................................          0.5            285,714
   Chemicals - Commodity ....................          0.4            253,890
   Health Care - Supplies ...................          0.3            180,124
   Broadcasting .............................          0.3            168,805

SHORT-TERM INVESTMENTS ......................          6.4          3,720,157

INVESTMENT COMPANY ..........................          1.9          1,134,339

LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (0.5)          (284,238)
                                                     ------       -----------
NET ASSETS ..................................        100.0%       $58,648,973
                                                     ======       ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 31

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
COMMON STOCK
   Insurance - Other ........................         25.6%       $ 2,604,228
   Oil & Gas - Exploration ..................          8.4            855,768
   Apparel ..................................          5.9            602,681
   Health Care - Drugs ......................          4.9            496,484
   Financial Services .......................          4.2            426,820
   Real Estate Investment Trust
     (REIT) .................................          4.1            419,909
   Oil & Gas - Integrated Majors ............          4.0            407,249
   Tobacco ..................................          3.3            334,038
   Health Care - Services ...................          3.1            311,573
   Telecommunications .......................          2.8            280,412
   Services - Business ......................          2.6            265,706
   Medical Equipment and Supplies ...........          2.6            260,341
   Computer Equipment &
     Services ...............................          2.2            221,920
   Media & Entertainment ....................          2.0            201,161
   Manufacturing ............................          2.0            200,039
   Retail - Hard Goods ......................          1.7            170,990
   Computer Software ........................          1.7            168,717
   Leisure & Lodging ........................          1.4            146,187
   Telecommunications Equipment .............          1.4            139,266
   Utilities - Electric .....................          1.2            120,536
   Distribution .............................          1.1            116,644
   Chemicals - Specialty ....................          1.1            114,810
   Insurance - Life .........................          0.9             93,954
   Consumer Non-Cyclical ....................          0.9             93,029


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
   Finance ..................................          0.8%       $    80,640
   Savings & Loans ..........................          0.7             70,375
   Office Equipment & Supplies ..............          0.7             69,886
   Electronic Components &
     Instruments ............................          0.6             66,727
   Food & Household Products ................          0.6             57,436
   Health Care - Biotech ....................          0.5             49,841
   Foods ....................................          0.5             46,502
   Real Estate ..............................          0.4             43,875
   Travel Services ..........................          0.4             42,386
   Health & Personal Care ...................          0.4             40,570
   Diversified Operation ....................          0.4             40,068
   Internet Services, Inc. ..................          0.4             39,648
   Airlines .................................          0.3             32,429
   Marketing ................................          0.3             26,831

SHORT TERM INVESTMENTS ......................          3.1            317,164

INVESTMENT COMPANY ..........................          0.8             82,795

PREFERRED STOCK .............................          1.0             96,901

OPTIONS .....................................         (0.5)           (53,387)

LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (0.5)           (47,816)
                                                     ------       -----------
NET ASSETS ..................................        100.0%       $10,155,333
                                                     ======       ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
COMMON STOCK:
   Banks - Regional .........................         10.5%       $ 5,513,718
   Real Estate Investment
     Trust (REIT) ...........................          7.8          4,083,623
   Internet Services ........................          5.9          3,065,613
   Insurance - Other ........................          5.4          2,827,700
   Chemicals - Commodity ....................          5.0          2,610,735
   Publishing & Information
     Services ...............................          4.4          2,296,501
   Manufacturing ............................          3.7          1,918,726
   Foods ....................................          3.6          1,889,738
   Metals & Mining ..........................          3.6          1,889,258
   Consulting Services ......................          3.6          1,873,670
   Oil & Gas - Exploration ..................          3.3          1,749,799
   Services - Business ......................          2.8          1,474,653
   Consumer Durables ........................          2.7          1,393,032
   Health Care - Services ...................          2.6          1,379,433
   Computer Equipment &
     Services ...............................          2.5          1,281,892
   Utilities - Electric .....................          2.4          1,276,108
   Financial Services .......................          2.4          1,235,204
   Transport - Services .....................          2.2          1,158,111
   Gas Utilities ............................          2.2          1,124,408
   Paper Forest Products &
     Packaging ..............................          2.0          1,029,199
   Health Care - Drugs ......................          1.7            911,639
   Electronic Components &
     Instruments ............................          1.4            756,700


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
   Diversified Operations ...................          1.3%       $   691,364
   Telecommunications
     Equipment ..............................          1.3            671,406
   Apparel ..................................          1.2            638,648
   Media & Entertainment ....................          1.1            570,636
   Retail ...................................          1.1            563,179
   Airlines .................................          1.0            534,116
   Data Processing Services .................          1.0            527,304
   Consumer Products ........................          1.0            524,729
   Gaming ...................................          0.8            442,600
   Oil Services .............................          0.8            422,364
   Broadcasting .............................          0.8            418,798
   Semiconductor Equipment &
     Products ...............................          0.8            413,688
   Trucking .................................          0.7            352,764
   Computer Software ........................          0.4            186,966
   Automotive & Trucks ......................          0.2            127,280

SHORT-TERM INVESTMENTS ......................          6.1          3,215,514

RIGHTS/WARRANTS .............................          0.7            377,734

INVESTMENT COMPANY ..........................          0.6            320,565

LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................         (2.6)        (1,371,347)
                                                     ------       -----------
NET ASSETS ..................................        100.0%       $52,367,768
                                                     ======       ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 33

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
COMMON STOCK:
   Healthcare Facilities/Supplies ...........         16.1%       $ 3,325,740
   Computer Equipment & Services ............          9.8          2,016,789
   Technology ...............................          9.7          1,997,843
   Consumer Cyclical Services ...............          8.1          1,663,214
   Semiconductor Equipment &
     Products ...............................          7.5          1,554,047
   Financial Services .......................          6.1          1,251,094
   Foods ....................................          4.7            973,263
   Consumer Non-Cyclical ....................          4.4            916,403
   Services - Business ......................          3.5            730,139
   Retail ...................................          2.9            599,811
   Transportation - Shipping ................          2.6            540,980
   Oil & Gas - Exploration ..................          2.1            433,576
   Health Care - Services ...................          2.1            423,470
   Broadcasting .............................          1.9            385,407
   Manufacturing ............................          1.8            380,938


                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------      -----------
   Diversified Operation ....................          1.7%       $   356,266
   Aerospace/Defense ........................          1.7            343,770
   Chemicals - Commodity ....................          1.7            341,217
   Metals ...................................          1.6            333,343
   Manufacturing ............................          1.5            319,200
   Restaurants ..............................          1.5            303,232
   Health Care - Supplies ...................          1.5            301,400
   Construction & Housing ...................          1.3            271,000
   Internet Software ........................          1.2            240,170
   Oil & Gas - Refining & Marketing .........          1.1            231,516
   Insurance - Other ........................          0.9            184,943
   Energy ...................................          0.7            145,530

OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........................          0.3             61,386
                                                     ------       -----------
NET ASSETS ..................................        100.0%       $20,625,687
                                                     ======       ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                    % of Net
   Security Type/Industry Classification             Assets          Value
   -------------------------------------            --------     ------------
GOVERNMENT AGENCIES .........................         45.0%      $ 72,738,385
SHORT TERM INVESTMENTS ......................         38.5         62,303,688
U.S. TREASURY OBLIGATIONS ...................         55.0         88,975,452
CORPORATE BONDS .............................         13.2         21,420,373
ASSET BACKED SECURITIES .....................         10.0         16,181,283

LIABILITIES IN EXCESS OF
   OTHER ASSETS .............................        (61.7)       (99,858,183)
                                                     ------      ------------
NET ASSETS ..................................        100.0%      $161,760,998
                                                     ======      ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2005 | 35

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
COMMON STOCK--96.2%
AEROSPACE & DEFENSE--0.4%
   DRS Technologies, Inc. ...................     31,925         $  1,642,541
                                                                 ------------
AIR TRANSPORT--1.5%
   EGL, Inc.* ...............................    152,700            3,831,243
   ExpressJet Holdings, Inc.* ...............     49,745              473,075
   Pinnacle Airlines Corp.* .................    196,810            1,901,185
                                                                 ------------
                                                                    6,205,503
                                                                 ------------
APPAREL--5.9%
   Brown Shoe Co., Inc. .....................     93,350            3,341,930
   Charming Shoppes, Inc.* ..................    257,000            3,104,560
   Dress Barn, Inc., (The)* .................    126,300            3,031,200
   Finish Line, Inc., (The), Class A ........    134,520            1,939,778
   Gymboree Corp., (The)* ...................     93,400            1,435,558
   Kellwood Co. .............................     72,670            1,778,962
   Kenneth Cole Productions, Inc.,
     Class A ................................     40,400            1,157,460
   Oxford Industries, Inc. ..................     94,230            4,395,830
   Steven Madden Ltd.* ......................     93,600            2,194,920
   Warnaco Group, Inc., (The)* ..............     82,250            2,056,250
                                                                 ------------
                                                                   24,436,448
                                                                 ------------
AUTOMOTIVE & TRUCKS--0.7%
   Group 1 Automotive, Inc.* ................     38,555            1,141,228
   Lithia Motors, Inc., Class A .............     60,400            1,793,276
                                                                 ------------
                                                                    2,934,504
                                                                 ------------
BANKS - REGIONAL--0.6%
   Bancorp, Inc., (The)* ....................     47,425              790,575
   First Community Bancorp ..................     11,100              523,920
   UMB Financial Corp. ......................     19,000            1,251,150
                                                                 ------------
                                                                    2,565,645
                                                                 ------------
BUILDING & CONSTRUCTION--3.6%
   Champion Enterprises, Inc.* ..............    356,910            4,757,610
   Dycom Industries, Inc.* ..................     47,800              847,016
   Granite Construction, Inc. ...............     26,500              987,920
   Infrasource Services, Inc.* ..............    167,000            2,505,000
   Palm Harbor Homes, Inc.* .................    122,943            2,270,757
   Perini Corp.* ............................    174,820            3,389,760
                                                                 ------------
                                                                   14,758,063
                                                                 ------------
BUILDING MATERIALS--1.9%
   Drew Industries, Inc.* ...................    104,900            4,704,765
   ElkCorp ..................................     89,345            3,180,682
                                                                 ------------
                                                                    7,885,447
                                                                 ------------
BUILDING PRODUCTS - AIR & HEATING--0.9%
   Lennox International, Inc. ...............    159,900            3,899,961
                                                                 ------------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
BUSINESS & PUBLIC SERVICES--1.7%
   Gevity HR, Inc. ..........................    216,000         $  4,816,800
   Service Corporation
     International ..........................    268,700            2,281,263
                                                                 ------------
                                                                    7,098,063
                                                                 ------------
CHEMICALS - SPECIALTY--1.3%
   Spartech Corp. ...........................     35,715              683,942
   UAP Holding Corp. ........................    259,100            4,446,156
   Wellman, Inc. ............................     35,880              249,366
                                                                 ------------
                                                                    5,379,464
                                                                 ------------
COMMERCIAL SERVICES--1.0%
   CBIZ, Inc.* ..............................    294,900            1,368,336
     Steiner Leisure Ltd.* ..................     40,900            1,260,947
     Sykes Enterprises, Inc.* ...............    155,110            1,651,922
                                                                 ------------
                                                                    4,281,205
                                                                 ------------
COMPUTER EQUIPMENT & SERVICES--2.4%
   Adaptec, Inc.* ...........................     17,900               59,428
   Imation Corp. ............................     63,300            2,665,563
   Insight Enterprises, Inc.* ...............    223,685            4,211,989
   Keane, Inc.* .............................    143,900            1,654,850
   Pomeroy IT Solutions, Inc.* ..............     59,596              769,384
   Tier Technologies, Inc., Class B* ........     66,800              581,160
                                                                 ------------
                                                                    9,942,374
                                                                 ------------
CONSULTING SERVICES--1.6%
   FTI Consulting, Inc.* ....................     62,000            1,543,800
   MAXIMUS, Inc. ............................     69,250            2,607,955
   Watson Wyatt & Co. Holdings ..............     84,270            2,298,043
                                                                 ------------
                                                                    6,449,798
                                                                 ------------
CONSUMER NON-CYCLICAL--0.3%
   Natuzzi S.p.A. - ADR .....................    137,400            1,202,250
                                                                 ------------
CONSUMER PRODUCTS--1.0%
   Playtex Products, Inc.* ..................    295,350            3,195,687
   Spectrum Brands, Inc.* ...................     30,300              852,945
                                                                 ------------
                                                                    4,048,632
                                                                 ------------
CONTAINERS--0.7%
   Silgan Holdings, Inc. ....................     47,600            2,866,472
                                                                 ------------
DIVERSIFIED OPERATIONS--0.3%
   Olin Corp. ...............................     66,200            1,236,616
                                                                 ------------
ELECTRONICS--1.5%
   Bell Microproducts, Inc.* ................      7,100               71,923
   Hypercom Corp.* ..........................    175,300            1,113,155
   Paxar Corp.* .............................    106,500            2,003,265
   Planar Systems, Inc.* ....................     85,700              657,319
   Technitrol, Inc. .........................    159,930            2,346,173
                                                                 ------------
                                                                    6,191,835
                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
ENGINEERING & CONSTRUCTION--2.7%
   Engineered Support Systems, Inc. .........     90,200         $  3,075,820
   Integrated Electrical Services, Inc.* ....    256,000              750,080
   URS Corp.* ...............................    124,914            4,706,760
   Washington Group International,
     Inc.* ..................................     53,295            2,816,108
                                                                 ------------
                                                                   11,348,768
                                                                 ------------
ENVIRONMENTAL SERVICES--0.8%
   Tetra Tech, Inc.* ........................    204,190            3,220,076
                                                                 ------------
FINANCIAL SERVICES--3.1%
   Advanta Corp., Class B ...................    184,200            5,314,170
   Affiliated Managers Group, Inc.* .........     16,500            1,198,065
   Bay View Capital Corp.* ..................     24,170              378,502
   BKF Capital Group, Inc. ..................     16,000              518,080
   CMET Finance Holdings, Inc.
     144A*++ ................................     15,000              619,800
   Federal Agricultural Mortgage
     Corp., Class C .........................    169,300            3,954,848
   MCG Capital Corp. ........................     41,200              750,664
                                                                 ------------
                                                                   12,734,129
                                                                 ------------
FOODS--2.8%
   Chiquita Brands International, Inc. ......     74,200            1,869,840
   NBTY, Inc.* ..............................    119,680            2,619,795
   Performance Food Group Co.* ..............    145,100            4,493,747
   Premium Standard Farms, Inc. .............    165,581            2,395,957
                                                                 ------------
                                                                   11,379,339
                                                                 ------------
HEALTH CARE - SERVICES--5.6%
   Amedisys, Inc.* ..........................     98,100            3,837,672
   Apria Healthcare Group, Inc.* ............     58,800            2,012,724
   First Consulting Group, Inc.* ............     70,340              376,319
   Icon PLC - ADR* ..........................     36,600            1,483,764
   Kendle International, Inc.* ..............     55,300            1,338,260
   Kindred Healthcare, Inc.* ................    143,630            4,395,078
   LifePoint Hospitals, Inc.* ...............     40,090            1,823,293
   Option Care, Inc. ........................    223,725            3,024,762
   Radiation Therapy Services, Inc.* ........     71,765            1,927,608
   RehabCare Group, Inc.* ...................     75,470            1,695,811
   Res-Care, Inc.* ..........................     65,800              990,290
                                                                 ------------
                                                                   22,905,581
                                                                 ------------
HEALTH CARE - SUPPLIES--0.9%
   Herbalife Ltd.* ..........................     97,510            2,886,296
   Owens & Minor, Inc. ......................     27,900              799,614
                                                                 ------------
                                                                    3,685,910
                                                                 ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--0.9%
   Nordson Corp. ............................     90,500            3,214,560
   Rofin-Sinar Technologies, Inc.* ..........     14,670              530,321
                                                                 ------------
                                                                    3,744,881
                                                                 ------------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
INSURANCE - LIFE--1.7%
   AmerUs Group Co. .........................     32,800         $  1,814,496
   Scottish Re Group Ltd. ...................    217,400            5,230,644
                                                                 ------------
                                                                    7,045,140
                                                                 ------------
INSURANCE - OTHER--12.2%
   Allmerica Financial Corp.* ...............     28,390            1,155,757
   Arch Capital Group Ltd.* .................     13,700              595,265
   Aspen Insurance Holdings Ltd. ............     62,015            1,683,707
   Assured Guaranty Ltd. ....................    307,300            6,883,520
   Bristol West Holdings, Inc. ..............     57,425            1,002,066
   CNA Surety Corp.* ........................    173,725            2,171,562
   Hilb, Rogal & Hobbs Co. ..................     33,200            1,169,304
   Hub International Ltd. ...................    134,400            2,962,176
   Infinity Property & Casualty Corp. .......     33,200            1,079,664
   IPC Holdings Ltd. ........................    235,600            9,256,724
   KMG America Corp.* .......................    257,460            2,299,118
   Max Re Capital Ltd. ......................    111,400            2,561,086
   Navigators Group, Inc., (The)* ...........    129,570            4,801,864
   Odyssey Re Holdings Corp. ................     39,120              987,780
   Platinum Underwriters Holdings
     Ltd ....................................    234,160            7,605,517
   Quanta Capital Holdings Ltd.* ............    293,000            1,848,830
   Seabright Insurance Holdings* ............     55,730              781,335
   United America Indemnity Ltd.,
     Class A* ...............................     77,740            1,395,433
                                                                 ------------
                                                                   50,240,708
                                                                 ------------
INTERNET SERVICES--1.7%
   EarthLink, Inc.* .........................    265,900            2,595,184
   United Online, Inc. ......................    335,000            4,365,050
                                                                 ------------
                                                                    6,960,234
                                                                 ------------
IRON & STEEL--0.3%
   Ryerson Tull, Inc. .......................     64,700            1,328,938
                                                                 ------------
LEISURE & LODGING--2.1%
   Alliance Gaming Corp.* ...................     87,300            1,047,600
   Argosy Gaming Co.* .......................     41,100            1,917,726
   Interstate Hotels & Resorts, Inc.* .......     87,850              440,129
   Intrawest Corp. ..........................     82,100            2,146,915
   La Quinta Corp.* .........................    139,665            1,180,169
   MTR Gaming Group, Inc.* ..................     50,860              469,946
   Pinnacle Entertainment, Inc.* ............     71,900            1,433,686
                                                                 ------------
                                                                    8,636,171
                                                                 ------------
MACHINERY--1.7%
   Actuant Corp., Class A* ..................     18,700              792,880
   CIRCOR International, Inc. ...............     32,000              840,320
   Manitowoc Co., Inc., (The) ...............     28,200            1,314,120
   Terex Corp.* .............................     86,100            4,199,958
                                                                 ------------
                                                                    7,147,278
                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 37

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
MANUFACTURING--4.0%
   Acco Brands Corp* ........................    130,325         $  3,401,482
   Acuity Brands, Inc. ......................     74,100            2,188,173
   EnerSys* .................................     69,325              960,151
   Federal Signal Corp. .....................    163,015            2,787,557
   Griffon Corp.* ...........................     62,000            1,589,680
   Modtech Holdings, Inc.* ..................     50,100              453,906
   Monaco Coach Corp. .......................    109,900            1,689,163
   NN, Inc. .................................     88,800            1,086,024
   RBC Bearings, Inc.* ......................    153,185            2,466,279
                                                                 ------------
                                                                   16,622,415
                                                                 ------------
MANUFACTURING--0.1%
   Tempur-Pedic International, Inc.* ........     31,230              501,866
                                                                 ------------
MEDIA & ENTERTAINMENT--0.3%
   4Kids Entertainment, Inc.* ...............     47,300              814,506
   Liberty Corp., (The) .....................      7,100              340,729
                                                                 ------------
                                                                    1,155,235
                                                                 ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.9%
   Analogic Corp. ...........................     20,700            1,031,895
   CONMED Corp.* ............................    141,200            4,131,512
   Medical Action Industries, Inc.* .........    107,800            1,845,536
   PAREXEL International Corp.* .............     40,364              782,254
                                                                 ------------
                                                                    7,791,197
                                                                 ------------
MOTOR HOMES--0.6%
   Winnebago Industries, Inc. ...............     86,535            2,636,722
                                                                 ------------
OFFICE EQUIPMENT & SUPPLIES--1.3%
   Ennis, Inc. ..............................    111,300            1,936,620
   Global Imaging Systems, Inc.* ............    100,375            3,317,394
                                                                 ------------
                                                                    5,254,014
                                                                 ------------
OIL & GAS - EXPLORATION--1.8%
   InterOil Corp.* ..........................     32,800              780,640
   Stone Energy Corp.* ......................     45,400            2,378,506
   Swift Energy Co.* ........................     96,200            4,418,466
                                                                 ------------
                                                                    7,577,612
                                                                 ------------
OIL SERVICES--0.9%
   Key Energy Services, Inc.* ...............    181,265            2,583,026
   Parker Drilling Co.* .....................    123,100              993,417
                                                                 ------------
                                                                    3,576,443
                                                                 ------------
PAPER FOREST PRODUCTS & PACKAGING--0.7%
   Neenah Paper, Inc. .......................     59,700            1,808,910
   Schweitzer-Mauduit International,
     Inc. ...................................     39,300              904,686
                                                                 ------------
                                                                    2,713,596
                                                                 ------------
PUBLISHING & INFORMATION SERVICES--2.7%
   Banta Corp. ..............................     60,600            2,966,370
   Bowne & Co., Inc. ........................    237,100            3,366,820
   Journal Register Co.* ....................    111,900            2,098,125


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
PUBLISHING & INFORMATION SERVICES--(CONTINUED)
   Reader's Digest Association, Inc.,
     (The) ..................................    105,900         $  1,721,934
   Scholastic Corp.* ........................     17,900              652,813
   Value Line, Inc. .........................      4,300              170,925
                                                                 ------------
                                                                   10,976,987
                                                                 ------------
RAILROAD & BULK SHIPPING--0.3%
   RailAmerica, Inc.* .......................    112,895            1,302,808
                                                                 ------------
REAL ESTATE--1.0%
   Trammell Crow Co.* .......................    157,500            4,279,275
                                                                 ------------
REAL ESTATE INVESTMENT TRUST (REIT)--5.8%
   American Financial Realty Trust ..........    216,025            3,065,395
   Ashford Hospitality Trust ................     38,325              440,354
   Bimini Mortgage Management, Inc.,
     Class A 144A ...........................    129,725            1,618,968
   Capital Lease Funding, Inc. ..............    169,375            1,739,481
   Digital Realty Trust, Inc. ...............    148,400            2,822,568
   Fieldstone Investment Corp. 144A .........     84,700            1,065,526
   Gladstone Commercial Corp. ...............     94,075            1,580,460
   Government Properties Trust, Inc. ........    101,075              980,427
   Jer Investors Trust, Inc. ................     34,300              619,458
   Lexington Corporate Properties
     Trust ..................................     56,850            1,307,550
   Medical Properties Trust, Inc.
     144A ...................................     87,500              962,500
   Medical Properties Trust, Inc. ...........    111,600            1,227,600
   MFA Mortgage Investments, Inc. ...........    198,850            1,340,249
   Origen Financial, Inc. ...................    330,325            2,424,586
   Redwood Trust, Inc. ......................     57,900            2,912,949
                                                                 ------------
                                                                   24,108,071
                                                                 ------------
RETAIL - HARD GOODS--1.0%
   GameStop Corp., Class A* .................     72,115            2,433,881
   School Specialty, Inc.* ..................     35,100            1,681,641
                                                                 ------------
                                                                    4,115,522
                                                                 ------------
SAVINGS & LOANS--0.5%
   Franklin Bank Corp.* .....................    105,600            1,910,304
                                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.4%
   OmniVision Technologies, Inc.* ...........    109,700            1,608,202
                                                                 ------------
SERVICES - BUSINESS--5.7%
   Clark, Inc. ..............................    220,850            3,591,021
   Cornell Companies, Inc.* .................     65,980              946,153
   Geo Group, Inc., (The)* ..................     37,100            1,035,090
   Harland (John H.) Co. ....................     51,430            2,157,488
   Integrated Alarm Services Group,
     Inc.* ..................................    499,613            2,013,440
   Kforce, Inc.* ............................    101,176            1,021,878
   MPS Group, Inc.* .........................    312,200            3,452,932
   PRG-Schultz International, Inc.* .........    408,900            1,337,103
   ProQuest Co.* ............................     16,150              580,916
   Spherion Corp.* ..........................    160,100            1,179,937
   Standard Parking Corp.* ..................    123,255            2,169,288


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
SERVICES - BUSINESS--(CONTINUED)
   World Fuel Services Corp. ................    118,100         $  3,861,870
                                                                 ------------
                                                                   23,347,116
                                                                 ------------
TOBACCO--0.5%
   Alliance One International, Inc. .........    296,000            1,184,000
   Universal Corp. ..........................     20,900              869,858
                                                                 ------------
                                                                    2,053,858
                                                                 ------------
TRANSPORT - SERVICES--0.4%
   Quintana Maritime Ltd.* ..................    115,605            1,287,840
   Stonepath Group, Inc.*++ .................    559,600              503,640
                                                                 ------------
                                                                    1,791,480
                                                                 ------------
TRAVEL SERVICES--0.7%
   Ambassadors International, Inc. ..........     17,300              276,800
   Navigant International, Inc.* ............    222,600            2,682,330
                                                                 ------------
                                                                    2,959,130
                                                                 ------------
TRUCKING--0.5%
   Marten Transport Ltd.* ...................     13,300              327,180
   Quality Distribution, Inc.* ..............     86,905              716,097
   SCS Transportation, Inc.* ................     54,800              879,540
                                                                 ------------
                                                                    1,922,817
                                                                 ------------
UTILITIES - ELECTRIC--1.3%
   Sierra Pacific Resources* ................    372,600            5,432,508
                                                                 ------------
     TOTAL COMMON STOCK
       (Cost $315,222,821) ..................                     397,039,152
                                                                 ------------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
INVESTMENT COMPANY--0.8%
FINANCIAL SERVICES--0.8%
   Apollo Investment Corp. ..................    176,000         $  3,384,480
                                                                 ------------
     TOTAL INVESTMENT COMPANY
       (Cost $2,640,000) ....................                       3,384,480
                                                                 ------------
SHORT TERM INVESTMENTS--4.0%
   PNC Bank Money Market Deposit
     Account
     3.130% 09/01/05 ........................ 16,532,130           16,532,130
                                                                 ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $16,532,130) ...................                      16,532,130
                                                                 ------------
TOTAL INVESTMENTS--101.0%
   (Cost $334,394,951) ......................                     416,955,762
                                                                 ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(1.0)% .....................                      (4,164,403)
                                                                 ------------
NET ASSETS--100.0% .........................                     $412,791,359
                                                                 ============

----------
* -- Non-income producing.
++ -- Illiquid Security. Total Market Value of illiquid securities is $1,123,440 and represents 0.27% of net assets as of August 31, 2005.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2005, these securities amounted to 1.03% of net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2005 | 39

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
LONG POSITIONS--106.5%
COMMON STOCK--98.5%
AEROSPACE & DEFENSE--3.3%
   Aerosonic Corp.* .........................     43,900         $    302,910
   Allied Defense Group, Inc.,
     (The) +* ...............................     86,495            1,963,437
   Orbital Sciences Corp.* ..................     55,000              658,900
     Triumph Group, Inc.* ...................     31,000            1,217,370
                                                                 ------------
                                                                    4,142,617
                                                                 ------------
AGRICULTURE--0.6%
   Hines Horticulture, Inc.* ................    217,424              765,332
                                                                 ------------
AIR TRANSPORT--1.2%
   ExpressJet Holdings, Inc. +* .............     57,200              543,972
   Kitty Hawk, Inc.* ........................    364,915              401,407
   Pinnacle Airlines Corp.* .................     60,770              587,038
                                                                 ------------
                                                                    1,532,417
                                                                 ------------
APPAREL--1.6%
   Benetton Group S.p.A. - ADR ..............     18,600              367,908
   Haggar Corp. + ...........................     44,163            1,021,932
   Orange 21, Inc.* .........................     90,845              577,774
                                                                 ------------
                                                                    1,967,614
                                                                 ------------
AUTOMOTIVE & TRUCKS--0.0%
   Strattec Security Corp.* .................        861               44,531
                                                                 ------------
BUSINESS & PUBLIC SERVICES--1.9%
   BB Holdings Ltd. .........................    119,337              793,591
   Manpower, Inc. ...........................     10,690              481,692
   On Assignment, Inc. +* ...................    152,909            1,059,659
                                                                 ------------
                                                                    2,334,942
                                                                 ------------
CHEMICALS - SPECIALTY--2.1%
   Agrium, Inc. + ...........................     35,235              757,552
   Ashland, Inc. + ..........................     12,900              784,191
   ICO, Inc.* ...............................    134,477              359,054
   Texas Petrochemicals, Inc. +* ............     42,200              759,600
                                                                 ------------
                                                                    2,660,397
                                                                 ------------
COMMERCIAL SERVICES--2.2%
   NCO Group, Inc.* .........................     36,400              763,672
   Steiner Leisure Ltd. +* ..................     47,625            1,468,279
   Sykes Enterprises, Inc.* .................     48,385              515,300
                                                                 ------------
                                                                    2,747,251
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.4%
   TESSCO Technologies, Inc.* ...............     38,780              504,140
                                                                 ------------
COMPUTER EQUIPMENT & SERVICES--5.6%
   Acxiom Corp. .............................     28,600              566,852
   Carreker Corp.* ..........................    133,680              851,542
   Dynamics Research Corp.* .................     24,670              379,918
   Ness Technologies, Inc.* .................    145,600            1,262,352
   Parametric Technology Corp. +* ...........     94,800              574,488
   Perot Systems Corp., Class A +* ..........     91,500            1,317,600
                                                                 ------------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
COMPUTER EQUIPMENT & SERVICES--(CONTINUED)
   Pomeroy IT Solutions, Inc. +* ............     50,695         $    654,472
   Rimage Corp. +* ..........................     13,225              319,252
   Segue Software, Inc.* ....................     72,640              461,264
   SimpleTech, Inc.* ........................    121,870              580,101
                                                                 ------------
                                                                    6,967,841
                                                                 ------------
COMPUTER SOFTWARE--0.7%
   Microsoft Corp. ..........................     32,000              876,800
                                                                 ------------
CONSULTING SERVICES--3.4%
   Accenture Ltd., Class A +* ...............     54,495            1,329,678
   MAXIMUS, Inc. + ..........................     43,700            1,645,742
   Opinion Research Corp. +* ................    168,662            1,281,831
                                                                 ------------
                                                                    4,257,251
                                                                 ------------
CONTAINERS--2.9%
   AEP Industries, Inc. +* ..................     72,579            1,486,418
   Crown Holdings, Inc. +* ..................     67,300            1,136,697
   Silgan Holdings, Inc. + ..................     16,100              969,542
                                                                 ------------
                                                                    3,592,657
                                                                 ------------
ELECTRONICS--3.6%
   PerkinElmer, Inc. ........................     33,880              701,316
   Spectrum Control, Inc. +* ................     80,150              569,065
   Stoneridge, Inc.* ........................    110,960            1,066,326
   Superior Essex, Inc. +* ..................     70,575            1,329,633
   Technitrol, Inc. .........................     58,200              853,794
                                                                 ------------
                                                                    4,520,134
                                                                 ------------
ENERGY EQUIPMENT & SERVICES--0.9%
   Mikron Infrared, Inc.* ...................     51,620              335,530
   Powell Industries, Inc.* .................     34,901              771,661
                                                                 ------------
                                                                    1,107,191
                                                                 ------------
FINANCIAL SERVICES--2.1%
   BKF Capital Group, Inc. + ................     11,700              378,846
   Federal Agricultural Mortgage
     Corp., Class C .........................     46,540            1,087,174
   Tac Acquisition Corp.* ...................     60,600              362,388
   U.S. Global Investors, Inc.,
     Class A* ...............................    144,367              831,554
                                                                 ------------
                                                                    2,659,962
                                                                 ------------
FOODS--2.6%
   Interstate Bakeries Corp.* ...............     65,600              783,920
   M & F Worldwide Corp. +* .................    113,855            1,685,054
   Nestle S.A. - ADR + ......................     10,400              727,244
                                                                 ------------
                                                                    3,196,218
                                                                 ------------
HAZARDOUS WASTE DISPOSAL--0.6%
   Synagro Techonologies, Inc. ..............    131,245              682,474
                                                                 ------------
HEALTH & PERSONAL CARE--1.5%
   Johnson & Johnson ........................     30,100            1,908,039
                                                                 ------------
HEALTH CARE - DRUGS--3.6%
   Pfizer, Inc. + ...........................     83,900            2,136,933


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
HEALTH CARE - DRUGS--(CONTINUED)
   Shire Pharmaceuticals Group
     PLC - ADR + ............................     43,200         $  1,646,784
   Watson Pharmaceuticals, Inc. +* ..........     20,100              693,048
                                                                 ------------
                                                                    4,476,765
                                                                 ------------
HEALTH CARE - SERVICES--4.0%
   American Dental Partners, Inc. +* ........     71,855            2,200,919
   Hanger Orthopedic Group, Inc.* ...........     33,165              265,652
   IntegraMed America, Inc. +* ..............     33,306              416,991
   National Dentex Corp.* ...................      4,885               97,798
   National Home Health Care
     Corp. ..................................     34,586              396,701
   RehabCare Group, Inc. +* .................     59,200            1,330,224
   Sun Healthcare Group, Inc.* ..............     32,025              210,404
                                                                 ------------
                                                                    4,918,689
                                                                 ------------
HEALTH CARE - SUPPLIES--0.3%
   Unilens Vision, Inc.* ....................     88,800              304,140
                                                                 ------------
HOME PRODUCTS--0.1%
   Mity Enterprises, Inc.* ..................      5,502               94,469
                                                                 ------------
HUMAN RESOURCES--0.1%
   Carlisle Group Ltd.*
     (United Kingdom) .......................     47,735              107,317
                                                                 ------------
INSURANCE - LIFE--0.6%
   Scottish Re Group Ltd. + .................     29,795              716,868
                                                                 ------------
INSURANCE - OTHER--13.0%
   American International
     Group, Inc. + ..........................     20,000            1,184,000
   Aspen Insurance Holdings Ltd. + ..........     42,500            1,153,875
   Assured Guaranty Ltd. + ..................     50,992            1,142,221
   Bristol West Holdings, Inc. + ............     45,900              800,955
   Hooper Holmes, Inc. ......................    205,145              865,712
   Investors Title Co. ......................     12,880              508,889
   IPC Holdings Ltd. + ......................     25,400              997,966
   MBIA, Inc. + .............................     42,200            2,446,334
   Nationwide Financial Services,
     Inc., Class A + ........................     13,900              535,984
   PartnerRe Ltd. + .........................     26,800            1,626,760
   Platinum Underwriters
     Holdings Ltd. + ........................     44,740            1,453,155
   Protective Life Corp. + ..................     24,200              992,926
   Radian Group, Inc. + .....................     31,700            1,622,406
   Wesco Financial Corp. + ..................      2,375              839,562
                                                                 ------------
                                                                   16,170,745
                                                                 ------------
INTERNET SERVICES--2.9%
   Corillian Corp.* .........................    112,485              365,576
   EarthLink, Inc. +* .......................     73,600              718,336
   Knot, Inc., (The) +* .....................    180,642            1,842,548
   Pacific Internet Ltd.* ...................    108,802              689,805
                                                                 ------------
                                                                    3,616,265
                                                                 ------------
LEISURE & LODGING--1.9%
   Escalade, Inc. +* ........................     37,165              483,145


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
LEISURE & LODGING--(CONTINUED)
   GameTech International, Inc. .............     81,408         $    224,686
   Interstate Hotels & Resorts, Inc.* .......    248,875            1,246,864
   Intrawest Corp. + ........................     14,200              371,330
                                                                 ------------
                                                                    2,326,025
                                                                 ------------
MACHINERY--1.2%
   K-Tron International, Inc.* ..............     27,864              895,271
   Key Technology, Inc.* ....................     51,075              647,120
                                                                 ------------
                                                                    1,542,391
                                                                 ------------
MANUFACTURING--3.8%
   Bolt Technology Corp.* ...................    135,270            1,083,513
   Chart Industries, Inc. +* ................      6,938              441,430
   Matthews International Corp.,
     Class A + ..............................     44,675            1,787,000
   Velcro Industries N.V ....................    103,990            1,451,180
                                                                 ------------
                                                                    4,763,123
                                                                 ------------
MEDIA & ENTERTAINMENT--3.2%
   CanWest Global Communications
     Corp. +* ...............................     72,815              930,576
   Clear Channel Communications,
     Inc. + .................................     27,100              902,430
   New Frontier Media, Inc.* ................     80,405              583,740
   Time Warner, Inc. + ......................     84,700            1,517,824
                                                                 ------------
                                                                    3,934,570
                                                                 ------------
MEDICAL EQUIPMENT AND SUPPLIES--0.6%
   MTS Medication Technologies +* ...........    149,105              761,927
                                                                 ------------
METALS & MINING--1.9%
   Haynes International, Inc.* ..............     19,380              387,600
   ICG, Inc.* ...............................     57,000              790,875
   Ladish Co., Inc.* ........................     40,033              720,994
   Wolverine Tube, Inc.* ....................     70,965              498,884
                                                                 ------------
                                                                    2,398,353
                                                                 ------------
OFFICE EQUIPMENT & SUPPLIES--2.1%
   Ennis, Inc. + ............................     88,915            1,547,121
   Xerox Corp. +* ...........................     75,200            1,008,432
                                                                 ------------
                                                                    2,555,553
                                                                 ------------
OIL & GAS - EXPLORATION--2.1%
   Chaparral Resources, Inc.* ...............    190,480            1,104,784
   InterOil Corp. +* ........................     22,600              537,880
   Pogo Producing Co. + .....................     17,800              996,800
                                                                 ------------
                                                                    2,639,464
                                                                 ------------
OIL & GAS - INTEGRATED MAJORS--0.5%
   Marathon Oil Corp. + .....................     10,004              643,357

OIL SERVICES--1.3%
   T-3 Energy Services, Inc.* ...............     50,247              728,582
   Todco, Class A +* ........................     25,325              879,284
                                                                 ------------
                                                                    1,607,866
                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2005 | 41

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
PAPER FOREST PRODUCTS & PACKAGING--0.6%
   Graphic Packaging Corp.* .................    226,900         $    746,501
                                                                 ------------
PRINTING SERVICES--1.9%
   Cadmus Communications Corp. + ............     95,350            1,935,605
   Outlook Group Corp. ......................     38,060              387,451
                                                                 ------------
                                                                    2,323,056
                                                                 ------------
PUBLISHING & INFORMATION SERVICES--1.1%
   Bowne & Co., Inc. + ......................     56,255              798,821
   Gannett Co., Inc. + ......................      9,300              676,296
                                                                 ------------
                                                                    1,475,117
                                                                 ------------
REAL ESTATE--0.8%
   United Capital Corp. +* ..................     41,730            1,009,866
                                                                 ------------
RESTAURANTS--0.8%
   Benihana, Inc., Class A +* ...............     50,721              973,336
                                                                 ------------
RETAIL--2.0%
   Children's Place Retail Stores, Inc.,
      (The)* ................................     12,700              519,557
   Kenneth Cole Productions, Inc.,
     Class A + ..............................     49,110            1,407,002
   Party City Corp.* ........................     42,735              555,982
                                                                 ------------
                                                                    2,482,541
                                                                 ------------
RETAIL - HARD GOODS--1.1%
   Claire's Stores, Inc. + ..................     58,780            1,380,154
                                                                 ------------
RETAIL - SOFT GOODS--0.7%
   Charlotte Russe Holding, Inc. +* .........     59,300              814,189
                                                                 ------------
SAVINGS & LOANS--0.4%
   Franklin Bank Corp. +* ...................     27,000              488,430
                                                                 ------------
SERVICES - CONSUMER--0.5%
   Coinstar, Inc.* ..........................     33,400              640,946
                                                                 ------------
TELECOMMUNICATIONS--1.8%
   Premiere Global Services, Inc. +* ........     92,805              846,381
   West Corp. +* ............................     37,055            1,435,511
                                                                 ------------
                                                                    2,281,892
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT--1.7%
   Communications Systems, Inc. .............     53,440              552,035
     Nokia Oyj - ADR + ......................     96,600            1,523,382
                                                                 ------------
                                                                    2,075,417
                                                                 ------------
TELEPHONE - INTEGRATED--1.5%
   CT Communications, Inc. ..................     56,670              651,705
   Telefonos de Mexico SA de CV -
     ADR + ..................................     65,300            1,253,760
                                                                 ------------
                                                                    1,905,465
                                                                 ------------
TOBACCO--0.6%
   Loews Corp. - Carolina Group .............     19,500              752,895
                                                                 ------------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
TRAVEL SERVICES--1.4%
   Navigant International, Inc. +* ..........     66,972         $    807,013
     Sabre Holdings Corp., Class A + ........     51,200              982,016
                                                                 ------------
                                                                    1,789,029
                                                                 ------------
VITAMINS & NUTRITION PRODUCTS--1.2%
   Nutraceutical International Corp.* .......     99,164            1,462,669
                                                                 ------------
     TOTAL COMMON STOCK
       (Cost $110,321,944) ..................                     122,647,198
                                                                 ------------
PREFERRED STOCK--0.5%
OIL & GAS - EXPLORATION--0.5%
   Whittier Energy Corp. 144A*++ ............     10,892              653,520
                                                                 ------------
     TOTAL PREFERRED STOCK
       (Cost $653,520) ......................                         653,520
                                                                 ------------

                                                   Par
                                                  (000)
                                                 -------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc. ..........................
     9.25% 12/27/22 .........................    $    75               75,000
                                                                 ------------
     TOTAL CONVERTIBLE BONDS--0.1%
       (Cost $75,000) .......................                          75,000
                                                                 ------------
CORPORATE BONDS--0.1%
   Mueller Industries, Inc. Senior
     Subordinated Debentures
     6.00% 11/01/14 .........................        118              117,557
                                                                 ------------
     TOTAL CORPORATE BONDS--0.1%
       (Cost $118,000) ......................                         117,557
                                                                 ------------


                                                 Number
                                                of Shares
                                                ---------
SHORT TERM INVESTMENTS--7.3%
SHORT-TERM INVESTMENTS--7.3%
   PNC Bank Money Market
     Deposit Account
     3.130% 09/01/05 ........................  9,080,141            9,080,141
                                                                 ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $9,080,141) ....................                       9,080,141
                                                                 ------------
TOTAL LONG POSITIONS--106.5%
   (Cost $120,248,605) ......................                     132,573,416
                                                                 ------------
SECURITIES SOLD SHORT--(53.9%)
AEROSPACE & DEFENSE--(0.8%)
   ARGON ST, Inc.* ..........................     (8,430)            (259,476)
   Innovative Solutions and
     Support, Inc.* .........................    (42,042)            (708,828)
                                                                 ------------
                                                                     (968,304)
                                                                 ------------
AIRLINES--(0.3%)
   Northwest Airlines Corp.* ................    (46,725)            (235,027)
     UAL Corp.* .............................    (74,165)             (99,381)
                                                                 ------------
                                                                     (334,408)
                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
APPAREL--(0.9%)
   Guess?, Inc.* ............................    (24,500)        $   (529,935)
   True Religion Apparel, Inc.* .............    (37,595)            (572,948)
                                                                 ------------
                                                                   (1,102,883)
                                                                 ------------
AUDIO & VIDEO PRODUCTS--(0.3%)
   Digital Theater Systems, Inc.* ...........    (19,755)            (362,109)
                                                                 ------------
AUTOMOTIVE & TRUCKS--(0.5%)
   A.S.V., Inc.* ............................    (13,080)            (303,325)
   Sonic Automotive, Inc. ...................    (14,800)            (347,060)
                                                                 ------------
                                                                     (650,385)
                                                                 ------------
BIOTECHNOLOGY--(0.5%)
   Crucell NV - ADR* ........................    (15,100)            (333,106)
   Orchid Cellmark, Inc.* ...................    (34,100)            (306,900)
                                                                 ------------
                                                                     (640,006)
                                                                 ------------
BROADCASTING--(0.7%)
   Sirius Satellite Radio, Inc.* ............    (80,300)            (552,464)
   XM Satellite Radio Holdings, Inc.,
     Class A* ...............................     (7,800)            (274,950)
                                                                 ------------
                                                                     (827,414)
                                                                 ------------
BUILDING MATERIALS--0.0%
   Trex Co., Inc.* ..........................         (5)                (121)
                                                                 ------------
BUSINESS & PUBLIC SERVICES--(0.2%)
   51job, Inc. - ADR* .......................    (15,300)            (231,183)
                                                                 ------------
COMMERCIAL SERVICES--(1.2%)
   Cash Systems, Inc.* ......................    (61,800)            (432,600)
   Labor Ready, Inc.* .......................    (19,400)            (440,768)
   LML Payment Systems, Inc.* ...............    (19,210)            (105,655)
   Team, Inc. ...............................    (27,560)            (552,578)
                                                                 ------------
                                                                   (1,531,601)
                                                                 ------------
COMPUTER EQUIPMENT & SERVICES--(3.0%)
   3D Systems Corp.* ........................    (20,024)            (450,540)
   ConSyGen, Inc.* ..........................       (200)                   0
   DataTRAK International, Inc.* ............    (28,800)            (412,416)
   Global ePoint, Inc.* .....................    (50,701)            (238,295)
   Komag, Inc.* .............................     (7,400)            (246,864)
   Mobility Electronics, Inc.* ..............    (28,412)            (311,111)
   PDF Solutions, Inc.* .....................    (20,160)            (316,310)
   Research In Motion Ltd.* .................     (6,100)            (477,569)
   Satellite Enterprises Corp.* .............     (8,615)                (948)
   Sigma Designs, Inc.* .....................    (37,000)            (364,080)
   Stratasys, Inc.* .........................    (11,000)            (311,630)
   Trident Microsystems, Inc.* ..............    (18,415)            (646,735)
   Xybernaut Corp.* .........................    (35,000)              (1,785)
                                                                 ------------
                                                                   (3,778,283)
                                                                 ------------
COMPUTER SOFTWARE--(2.2%)
   Ants Software, Inc.* .....................    (26,885)             (71,245)
   Computer Associates
     International, Inc. ....................    (17,500)            (471,800)
   Convera Corp.* ...........................    (64,572)            (648,303)


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
COMPUTER SOFTWARE--(CONTINUED)
   Nestor, Inc.* ............................    (23,200)        $   (147,320)
   Peregrine Systems, Inc.* .................    (11,500)            (221,605)
   The9 Ltd. - ADR* .........................    (23,300)            (435,011)
   Ultimate Software Group, Inc.,
     (The)* .................................    (40,810)            (744,783)
                                                                 ------------
                                                                   (2,740,067)
                                                                 ------------
COMPUTERS & PERIPHERALS--(0.3%)
   Cambridge Display Technology,
     Inc.* ..................................    (21,310)            (167,710)
   Immersion Corp.* .........................    (44,685)            (252,023)
                                                                 ------------
                                                                     (419,733)
                                                                 ------------
CONSULTING SERVICES--(0.1%)
   Access Integrated Technologies,
     Inc.* ..................................     (6,170)             (82,369)
                                                                 ------------
CONSUMER PRODUCTS--(0.2%)
   Mannatech, Inc. ..........................    (20,300)            (252,532)
                                                                 ------------
DATA PROCESSING SERVICES--(0.1%)
   FalconStor Software, Inc.* ...............    (26,500)            (165,890)
                                                                 ------------
DIVERSIFIED OPERATION--(0.2%)
   Seaboard Corp. ...........................       (200)            (256,800)
                                                                 ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(1.5%)
   Electro Scientific Industries, Inc.* .....    (17,600)            (390,368)
   International DisplayWorks, Inc.* ........    (54,490)            (359,634)
   Multi-Fineline Electronix, Inc.* .........    (13,200)            (337,260)
   SiRF Technology Holdings, Inc.* ..........    (33,100)            (840,740)
                                                                 ------------
                                                                   (1,928,002)
                                                                 ------------
ELECTRONIC EQUIPMENT & PRODUCTS--(4.0%)
   American Science & Engineering,
     Inc.* ..................................     (9,900)            (626,175)
   Electro Rent Corp.* ......................    (33,237)            (447,702)
   Fiberstars, Inc.* ........................    (55,945)            (673,578)
   Garmin Ltd. ..............................    (10,000)            (579,000)
   ICOS Vision Systems Corp., N.V.* .........     (9,072)            (274,428)
   Ionatron, Inc.* ..........................    (79,785)            (658,226)
   Measurement Specialties, Inc.* ...........    (16,800)            (379,176)
   NVE Corp.* ...............................    (13,805)            (199,206)
   QSound Labs, Inc.* .......................    (26,140)             (85,217)
   SpatiaLight, Inc.* .......................    (34,460)            (168,509)
   Taser International, Inc.* ...............    (15,400)            (133,210)
   Tiger Telematics, Inc.* ..................    (10,965)            (197,370)
   Veeco Instruments, Inc.* .................    (16,110)            (295,941)
   Video Display Corp. ......................    (23,800)            (309,398)
                                                                 ------------
                                                                   (5,027,136)
                                                                 ------------
ELECTRONICS--(0.3%)
   SonoSite, Inc.* ..........................     (9,200)            (329,360)
                                                                 ------------
ENERGY--(3.5%)
   Beacon Power Corp.* ......................    (52,600)            (172,002)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 43

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
ENERGY--(CONTINUED)
   Distributed Energy Systems
     Corp.* .................................    (48,500)        $   (327,860)
   Energy Conversion Devices, Inc.* .........    (22,600)            (784,446)
   Evergreen Solar, Inc.* ...................    (78,100)            (550,605)
   FuelCell Energy, Inc.* ...................    (23,000)            (261,970)
   KFx, Inc.* ...............................    (70,150)          (1,125,907)
   Medis Technologies Ltd.* .................    (23,524)            (382,265)
   Plug Power, Inc.* ........................    (40,550)            (298,854)
   Ultralife Batteries, Inc.* ...............    (24,130)            (319,481)
   Valence Technology, Inc.* ................    (30,650)             (84,594)
                                                                 ------------
                                                                   (4,307,984)
                                                                 ------------
ENVIRONMENTAL SERVICES--(0.1%)
   Pure Cycle Corp.* ........................    (17,515)            (128,735)
                                                                 ------------
FINANCIAL SERVICES--(1.7%)
   First Marblehead Corp., (The)* ...........    (20,600)            (595,958)
   Franklin Credit Managment
     Corp.* .................................    (20,805)            (217,620)
   Harris & Harris Group, Inc. ..............    (35,600)            (409,400)
   LaBranche & Co., Inc.* ...................   (110,100)            (944,658)
   Ladenburg Thalmann Financial
     Services, Inc.* ........................         (1)                  (1)
   NextCard, Inc.* ..........................   (128,500)              (3,855)
                                                                 ------------
                                                                   (2,171,492)
                                                                 ------------
FOODS--(0.7%)
   Hansen Natural Corp.* ....................     (8,800)            (436,920)
   Wimm-Bill-Dann Foods OJSC -
     ADR* ...................................    (26,730)            (469,379)
                                                                 ------------
                                                                     (906,299)
                                                                 ------------
HEALTH & PERSONAL CARE--(0.2%)
   Parlux Fragrances, Inc.* .................     (4,815)            (151,047)
   Tasker Capital Corp.* ....................    (47,590)            (121,354)
                                                                 ------------
                                                                     (272,401)
                                                                 ------------
HEALTH CARE - BIOTECH--(0.3%)
   ICOS Corp.* ..............................    (15,000)            (391,950)
                                                                 ------------
HEALTH CARE - SERVICES--(1.7%)
   Allscripts Healthcare Solutions,
     Inc.* ..................................    (22,900)            (407,162)
   CPC of America, Inc.* ....................     (4,560)            (104,880)
   Eclipsys Corp.* ..........................    (25,800)            (435,504)
   Hythiam, Inc.* ...........................    (11,700)             (75,114)
   Patient Infosystems, Inc.* ...............     (4,790)             (26,105)
   USANA Health Sciences, Inc.* .............    (11,700)            (608,400)
   VCA Antech, Inc.* ........................    (19,900)            (477,401)
                                                                 ------------
                                                                   (2,134,566)
                                                                 ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
   Sun Hydraulics Corp. .....................    (17,050)            (340,829)
                                                                 ------------
INTERNET SERVICES--(4.1%)
   aQuantive, Inc.* .........................    (12,900)            (232,974)


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
INTERNET SERVICES--(CONTINUED)
   Concur Technologies, Inc.* ...............    (27,400)        $   (324,690)
   drugstore.com, Inc.* .....................   (101,120)            (403,469)
   GuruNet Corp.* ...........................    (17,475)            (250,242)
   INTAC International, Inc.* ...............     (4,175)             (24,382)
   Interchange Corp.* .......................    (23,850)            (163,134)
   Interliant, Inc.* ........................       (600)                   0
   Marchex, Inc., Class B* ..................    (28,435)            (417,426)
   Overstock.com, Inc.* .....................     (5,400)            (217,836)
   Provide Commerce, Inc.* ..................     (8,600)            (219,472)
   Redback Networks, Inc.* ..................    (72,200)            (652,688)
   Rediff.com India Ltd. - ADR* .............    (23,420)            (318,980)
   RightNow Technologies, Inc.* .............    (43,600)            (502,708)
   Terremark Worldwide, Inc.* ...............    (87,500)            (436,625)
   Travelzoo, Inc.* .........................    (13,310)            (307,860)
   WebSideStory, Inc.* ......................    (32,400)            (539,136)
   WorldGate Communications, Inc.* ..........    (28,595)             (94,078)
                                                                 ------------
                                                                   (5,105,700)
                                                                 ------------
LEISURE & LODGING--(0.8%)
   Aldila, Inc. .............................    (14,945)            (371,682)
   Gaming Partners International
     Corp.* .................................    (12,490)            (238,184)
   Scientific Games Corp., Class A* .........    (13,200)            (397,848)
                                                                 ------------
                                                                   (1,007,714)
                                                                 ------------
MACHINERY--(0.7%)
   Intevac, Inc.* ...........................    (18,100)            (236,567)
   SureBeam Corp., Class A* .................   (111,800)                (123)
   TurboChef Technologies, Inc.* ............    (36,833)            (622,109)
                                                                 ------------
                                                                     (858,799)
                                                                 ------------
MANUFACTURING--(2.1%)
   Ceradyne, Inc.* ..........................    (11,300)            (356,854)
   Charles & Colvard Ltd.* ..................    (46,305)            (888,130)
   Imax Corp.* ..............................    (46,500)            (425,010)
   Nanophase Technologies Corp.* ............    (49,000)            (302,330)
   NS Group, Inc.* ..........................    (14,600)            (607,652)
                                                                 ------------
                                                                   (2,579,976)
                                                                 ------------
MARINE--(0.3%)
   Odyssey Marine Exploration, Inc.* ........    (83,930)            (339,077)
                                                                 ------------
MEDIA & ENTERTAINMENT--(1.3%)
   CKX, Inc.* ...............................    (47,705)            (663,099)
   Martha Stewart Living Omnimedia,
     Inc., Class A* .........................    (22,930)            (740,639)
   TiVo, Inc.* ..............................    (33,800)            (174,070)
                                                                 ------------
                                                                   (1,577,808)
                                                                 ------------
MEDICAL EQUIPMENT AND SUPPLIES--(4.2%)
   Abaxis, Inc.* ............................    (39,360)            (451,459)
   Advanced Medical Optics, Inc.* ...........     (8,800)            (346,368)
   Aspect Medical Systems, Inc.* ............     (7,700)            (233,772)
   Digene Corp.* ............................     (8,790)            (254,207)
   Isonics Corp.* ...........................    (29,125)             (80,968)
   Kopin Corp. ..............................    (48,900)            (316,383)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
MEDICAL EQUIPMENT AND SUPPLIES--(CONTINUED)
   Laserscope* ..............................     (5,900)        $   (172,575)
   LCA-Vision, Inc. .........................    (15,100)            (619,855)
   Luminex Corp.* ...........................    (26,300)            (267,208)
   Microvision, Inc.* .......................    (57,130)            (318,785)
   Penwest Pharmaceuticals Co.* .............    (23,640)            (345,853)
   Schick Technologies, Inc.* ...............    (16,600)            (423,300)
   Stereotaxis, Inc.* .......................    (36,200)            (310,234)
   ThermoGenesis Corp.* .....................    (79,910)            (432,313)
   TriPath Imaging, Inc. ....................    (25,000)            (198,250)
   Vision-Sciences, Inc.* ...................    (66,740)            (128,141)
   Zila, Inc.* ..............................    (90,488)            (320,328)
                                                                 ------------
                                                                   (5,219,999)
                                                                 ------------
METALS & MINING--(0.6%)
   Dynamic Materials Corp.* .................    (17,825)            (719,774)
                                                                 ------------
METALS - STEEL--(1.0%)
   IPSCO, Inc. ..............................     (9,620)            (617,508)
   Oregon Steel Mills, Inc.* ................    (28,400)            (638,432)
                                                                 ------------
                                                                   (1,255,940)
                                                                 ------------
OIL & GAS - EXPLORATION--(0.1%)
   Eden Energy Corp.* .......................    (15,715)            (106,548)
                                                                 ------------
OIL & GAS - REFINING & MARKETING--(0.5%)
   SulphCo, Inc.* ...........................   (134,505)            (590,477)
                                                                 ------------
OIL FIELD MACHINERY & EQUIPMENT--(0.1%)
   Flotek Industries, Inc.* .................     (3,835)             (72,865)
                                                                 ------------
OIL SERVICES--(0.4%)
   Lone Star Technologies, Inc.* ............     (8,000)            (442,400)
                                                                 ------------
PHARMACEUTICALS & BIOTECHNOLOGY--(1.5%)
   BioMarin Pharmaceutical, Inc.* ...........    (35,415)            (305,631)
   Compugen Ltd.* ...........................    (12,155)             (45,703)
   Geron Corp.* .............................    (23,600)            (256,060)
   Immtech International, Inc.* .............    (23,910)            (271,618)
   Ista Pharmaceuticals, Inc.* ..............    (24,900)            (181,272)
   Northfield Laboratories, Inc.* ...........    (18,170)            (246,022)
   Nuvelo, Inc.* ............................    (24,100)            (226,058)
   Oncolytics Biotech, Inc.* ................    (11,480)             (28,585)
   Progenics Pharmaceuticals, Inc.* .........    (13,800)            (325,404)
   RegeneRX Biopharmaceuticals,
     Inc.* ..................................     (1,500)              (5,175)
   Tapestry Pharmaceuticals, Inc.* ..........    (94,100)             (40,839)
                                                                 ------------
                                                                   (1,932,367)
                                                                 ------------
REAL ESTATE--(0.6%)
   MortgageIT Holdings, Inc. (REIT) .........    (12,500)            (201,875)
   ZipRealty, Inc.* .........................    (40,520)            (512,983)
                                                                 ------------
                                                                     (714,858)
                                                                 ------------
RESTAURANTS--(0.9%)
   Buffalo Wild Wings, Inc.* ................    (11,000)            (314,600)
   Cosi, Inc.* ..............................    (49,300)            (449,123)


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
RESTAURANTS--(CONTINUED)
   Texas Roadhouse, Inc., Class A* ..........    (11,800)        $   (389,636)
                                                                 ------------
                                                                   (1,153,359)
                                                                 ------------
RETAIL - FOOD & DRUG--(0.5%)
   Wild Oats Markets, Inc.* .................    (48,500)            (586,365)
                                                                 ------------
RETAIL - HARD GOODS--(0.8%)
   REX Stores Corp.* ........................    (45,100)            (694,991)
   Select Comfort Corp.* ....................    (15,300)            (295,749)
                                                                 ------------
                                                                     (990,740)
                                                                 ------------
SCHOOLS--(0.4%)
   Laureate Education, Inc.* ................    (13,200)            (552,420)
                                                                 ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(1.9%)
   FormFactor, Inc.* ........................    (10,200)            (277,134)
   MEMC Electronic Materials, Inc.* .........    (31,300)            (527,718)
   Nano-Proprietary, Inc.* ..................    (46,685)            (114,378)
   PortalPlayer, Inc.* ......................    (23,400)            (620,802)
   Power Intergrations, Inc.* ...............    (16,400)            (362,768)
   Tessera Technologies, Inc.* ..............    (12,600)            (418,068)
                                                                 ------------
                                                                   (2,320,868)
                                                                 ------------
TECHNOLOGY HARDWARE & EQUIPMENT--(0.7%)
   Altair Nanotechnologies, Inc.* ...........    (51,180)            (148,422)
   Amerityre Corp.* .........................    (12,385)             (87,314)
   Cogent, Inc.* ............................    (12,500)            (336,000)
   On Track Innovations Ltd.* ...............    (15,800)            (197,658)
   ParkerVision, Inc.* ......................    (18,495)             (93,770)
                                                                 ------------
                                                                     (863,164)
                                                                 ------------
TELECOMMUNICATIONS--(1.1%)
   Choice One Communications,
     Inc. o* ................................    (37,790)                  (4)
   CTC Communications Group,
   Inc. o* ..................................    (98,900)                 (10)
   First Avenue Networks, Inc.* .............    (61,239)            (364,372)
   Global Crossing Ltd.* ....................    (18,700)            (322,949)
   Level 3 Communications, Inc.* ............   (101,540)            (200,034)
   Telkonet, Inc.* ..........................    (55,325)            (210,788)
   Vyyo, Inc.* ..............................    (62,540)            (296,440)
   WorldCom, Inc. - WorldCom
   Group o* .................................   (147,900)              (1,035)
                                                                 ------------
                                                                   (1,395,632)
                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT--(1.8%)
   Alvarion Ltd.* ...........................    (22,600)            (194,812)
   Endwave Corp.* ...........................    (25,705)            (797,369)
   InterDigital Communications
     Corp.* .................................    (17,600)            (312,928)
   JAMDAT Mobile, Inc.* .....................    (11,300)            (268,827)
   Phazar Corp.* ............................    (23,091)            (388,160)
   Sonus Networks, Inc.* ....................    (61,500)            (289,665)
                                                                 ------------
                                                                   (2,251,761)
                                                                 ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 45

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
TEXTILES & APPAREL--(0.4%)
   Casual Male Retail Group, Inc.* ..........    (16,590)        $   (117,955)
   Forward Industries, Inc.* ................    (15,095)            (390,508)
                                                                 ------------
                                                                     (508,463)
                                                                 ------------
TOBACCO--(0.6%)
   Vector Group Ltd. ........................    (37,520)            (750,400)
                                                                 ------------
TRANSPORT - SERVICES--(0.7%)
   OMI Corp. ................................    (27,000)            (516,510)
   Top Tankers, Inc. ........................    (22,800)            (351,348)
                                                                 ------------
                                                                     (867,858)
                                                                 ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $64,938,152) ...............                     (67,048,174)
                                                                 ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--47.4% ....................                      58,938,871
                                                                 ------------
NET ASSETS--100.0% .........................                     $124,464,113
                                                                 ============

----------
* -- Non-income producing.
+ -- Security  position is either  entirely or  partially  held in a  segregated account as collateral for securities sold short.
++ -- Illiquid  Security. Total Market Value of illiquid  securities is $653,520 and represents 0.53% of net assets as of August 31, 2005.
o -- Security is illiquid and has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2005, these securities amounted to 0.53% of net assets.
REIT -- Real Estate Investment Trust.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------         -----------
COMMON STOCK--98.9%
AEROSPACE & DEFENSE--2.4%
   Northrop Grumman Corp. ...................     16,800          $   942,312
                                                                  -----------
APPAREL--2.6%
   Gap, Inc., (The) .........................     18,500              351,685
   Jones Apparel Group, Inc. ................     10,600              298,708
   Liz Claiborne, Inc. ......................      4,862              199,488
   NIKE, Inc., Class B ......................      2,200              173,602
                                                                  -----------
                                                                    1,023,483
                                                                  -----------
BANKS - MAJOR--3.9%
   Bank of New York Co., Inc., (The) ........     22,500              687,825
   Comerica, Inc. ...........................      8,709              526,808
   Mellon Financial Corp. ...................     10,698              347,150
                                                                  -----------
                                                                    1,561,783
                                                                  -----------
BUILDING MATERIALS--0.6%
   Masco Corp. ..............................      8,362              256,546
                                                                  -----------
BUSINESS & PUBLIC SERVICES--0.8%
   Manpower, Inc. ...........................      7,100              319,926
                                                                  -----------
CHEMICALS - SPECIALTY--2.0%
   Agrium, Inc. .............................     14,600              313,900
   Ashland, Inc. ............................      8,300              504,557
                                                                  -----------
                                                                      818,457
                                                                  -----------
COMPUTER EQUIPMENT & SERVICES--4.0%
   Hewlett-Packard Co. ......................     20,953              581,655
   Ingram Micro, Inc., Class A* .............     24,500              428,995
   Lexmark International, Inc.,
     Class A* ...............................      4,000              251,920
   Storage Technology Corp.* ................      9,400              347,330
                                                                  -----------
                                                                    1,609,900
                                                                  -----------
COMPUTER SOFTWARE--1.5%
   Microsoft Corp. ..........................     22,379              613,185
                                                                  -----------
CONSULTING SERVICES--1.3%
   Accenture Ltd., Class A* .................     20,800              507,520
                                                                  -----------
CONTAINERS--0.7%
   Crown Holdings, Inc.* ....................     17,600              297,264
                                                                  -----------
DISTRIBUTION--0.6%
   W.W. Grainger, Inc. ......................      3,500              225,120
                                                                  -----------
ELECTRONICS--1.0%
   Arrow Electronics, Inc.* .................     12,700              378,714
                                                                  -----------
FINANCIAL SERVICES--8.7%
   Amvescap PLC- ADR ........................     32,800              438,208
   Citigroup, Inc. ..........................     25,633            1,121,957
   Countrywide Financial Corp. ..............     12,106              409,062
   Fannie Mae ...............................      3,354              171,188
   Freddie Mac ..............................     13,127              792,608
   Goldman Sachs Group, Inc., (The) .........      3,072              341,545


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
FINANCIAL SERVICES--(CONTINUED)
   State Street Corp. .......................      3,900          $   188,487
                                                                  -----------
                                                                    3,463,055
                                                                  -----------
FOOD & HOUSEHOLD PRODUCTS--1.4%
   Hormel Foods Corp. .......................      5,700              181,773
   Pilgrim's Pride Corp. ....................      5,900              200,010
   Unilever NV- NY Shares ...................      2,700              186,840
                                                                  -----------
                                                                      568,623
                                                                  -----------
HEALTH & PERSONAL CARE--0.9%
   Johnson & Johnson ........................      5,556              352,195
                                                                  -----------
HEALTH CARE - DRUGS--4.2%
   Pfizer, Inc. .............................     32,082              817,128
   Shire Pharmaceuticals Group PLC
     - ADR ..................................     22,640              863,037
                                                                  -----------
                                                                    1,680,165
                                                                  -----------
HEALTH CARE - SERVICES--0.5%
   Aetna, Inc. ..............................      2,700              215,109
                                                                  -----------
INSURANCE - OTHER--12.8%
   ACE Ltd. .................................     15,139              672,323
   Ambac Financial Group, Inc. ..............      5,215              357,645
   American International Group, Inc. .......      9,398              556,361
   Assurant, Inc. ...........................      5,400              201,582
   Berkshire Hathaway, Inc., Class B* .......        383            1,063,208
   Conseco, Inc.* ...........................     14,500              302,760
   MBIA, Inc. ...............................     17,636            1,022,359
   Nationwide Financial Services, Inc.,
     Class A ................................      9,044              348,737
   Radian Group, Inc. .......................      5,776              295,616
   St. Paul Travelers Cos., Inc., (The) .....      6,944              298,661
                                                                  -----------
                                                                    5,119,252
                                                                  -----------
LEISURE & LODGING--1.2%
   GTECH Holdings Corp. .....................     16,895              482,859
                                                                  -----------
MANUFACTURING--3.2%
   Ingersoll-Rand Company Ltd.,
     Class A ................................      9,000              716,580
   Tyco International Ltd. ..................     20,723              576,721
                                                                  -----------
                                                                    1,293,301
                                                                  -----------
MEDIA & ENTERTAINMENT--4.2%
   Liberty Media International, Inc.,
     Class A* ...............................     60,044              498,965
   Time Warner, Inc. ........................     49,566              888,223
   Viacom, Inc., Class B  (Non Voting
     Shares) ................................      9,100              309,309
                                                                  -----------
                                                                    1,696,497
                                                                  -----------
METALS & MINING--1.0%
   Freeport-McMoRan Copper &
   Gold, Inc., Class B ......................      9,227              389,103
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 47

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
OFFICE EQUIPMENT & SUPPLIES--1.8%
   Xerox Corp.* .............................     53,724          $   720,439
                                                                  -----------
OIL & GAS - EXPLORATION--2.6%
   Burlington Resources, Inc. ...............      6,300              464,877
   Chesapeake Energy Corp. ..................     12,200              385,642
   PetroKazakhstan, Inc., Class A ...........      3,700              200,910
                                                                  -----------
                                                                    1,051,429
                                                                  -----------
OIL & GAS - INTEGRATED MAJORS--10.0%
   Chevron Corp. ............................     16,116              989,522
   ConocoPhillips ...........................      9,800              646,212
   Exxon Mobil Corp. ........................     13,614              815,479
   Marathon Oil Corp. .......................     13,832              889,536
   Petroleo Brasileiro S.A. - ADR ...........     10,946              684,782
                                                                  -----------
                                                                    4,025,531
                                                                  -----------
OIL & GAS - REFINING & MARKETING--1.9%
   Premcor, Inc. ............................      7,915              738,390
                                                                  -----------
OIL SERVICES--2.6%
   Diamond Offshore Drilling, Inc. ..........      3,800              224,428
   Tenaris S.A. - ADR .......................      2,500              286,200
   Transocean, Inc.* ........................      8,815              520,438
                                                                  -----------
                                                                    1,031,066
                                                                  -----------
PRINTING SERVICES--1.0%
   R. R. Donnelley & Sons Co. ...............     10,700              399,752
                                                                  -----------
REAL ESTATE--0.7%
   CB Richard Ellis Group, Inc.,
     Class A* ...............................      6,100              297,436
                                                                  -----------
RESTAURANTS--0.7%
   McDonald's Corp. .........................      8,961              290,784
                                                                  -----------
RETAIL - HARD GOODS--3.4%
   Claire's Stores, Inc. ....................      8,400              197,232
   Federated Department Stores,
     Inc. ...................................      5,400              372,492
   J.C. Penney Company, Inc.
     (Holding Co.) ..........................     10,200              496,026
   Office Depot, Inc.* ......................      9,092              272,760
                                                                  -----------
                                                                    1,338,510
                                                                  -----------
SAVINGS & LOANS--1.0%
   Hudson City Bancorp, Inc. ................     32,300              403,750
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.0%
   Freescale Semiconductor, Inc.,
     Class A* ...............................     19,994              477,457
   Teradyne, Inc.* ..........................     18,600              312,480
                                                                  -----------
                                                                      789,937
                                                                  -----------
TELECOMMUNICATIONS--3.9%
   BellSouth Corp. ..........................      9,800              257,642
   SBC Communications, Inc. .................     29,200              703,136


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
TELECOMMUNICATIONS--(CONTINUED)
   Vodafone Group PLC - ADR* ................     22,426          $   611,108
                                                                  -----------
                                                                    1,571,886
                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT--4.4%
   Motorola, Inc. ...........................     29,500              645,460
   Nokia Oyj - ADR ..........................     13,538              213,494
   Scientific-Atlanta, Inc. .................      9,100              348,166
   Sprint Nextel Corp. ......................     21,403              554,980
                                                                  -----------
                                                                    1,762,100
                                                                  -----------
TOBACCO--2.2%
   Altria Group, Inc. .......................      6,792              480,194
     UST, Inc. ..............................      8,923              379,763
                                                                  -----------
                                                                      859,957
                                                                  -----------
UTILITIES - ELECTRIC--1.0%
   Scottish Power PLC - ADR .................     10,866              393,675
                                                                  -----------
UTILITIES - GAS & WATER--0.2%
   Energen Corp. ............................      2,300               88,136
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $34,195,692) ...................                      39,577,147
                                                                  -----------
SHORT TERM INVESTMENTS--2.8%
   PNC Bank Money Market Deposit
     Account 3.130% 09/01/05 ................  1,098,848            1,098,848
                                                                  -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $1,098,848) ....................                       1,098,848
                                                                  -----------
TOTAL INVESTMENTS--101.7%
   (Cost $35,294,540) .......................                      40,675,995
                                                                  -----------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(1.7)% ...........................                        (677,155)
                                                                  -----------
NET ASSETS--100.0% ..........................                     $39,998,840
                                                                  ===========
----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
COMMON STOCK--92.2%
ADVERTISING--0.8%
   Lamar Advertising Co., Class A* ..........     12,205          $   490,885
                                                                  -----------
APPAREL--5.6%
   Aeropostale, Inc.* .......................     14,400              367,776
     Finish Line, Inc., (The), Class A ......     50,800              732,536
   Foot Locker, Inc. ........................     25,300              552,552
   Jones Apparel Group, Inc. ................     16,000              450,880
   Polo Ralph Lauren Corp. ..................     17,100              847,305
   V. F. Corp. ..............................      6,000              355,860
                                                                  -----------
                                                                    3,306,909
                                                                  -----------
AUTOMOTIVE PARTS & EQUIPMENT--1.3%
   BorgWarner, Inc. .........................      9,300              543,678
   Lear Corp. ...............................      5,200              196,040
                                                                  -----------
                                                                      739,718
                                                                  -----------
BANKS - REGIONAL--1.0%
   UMB Financial Corp. ......................      8,500              559,725
                                                                  -----------
BROADCASTING--0.3%
   Hearst-Argyle Television, Inc.,
     Class A ................................      6,500              168,805
                                                                  -----------
BUSINESS & PUBLIC SERVICES--3.2%
   G & K Services, Inc., Class A ............      7,900              339,463
   Manpower, Inc. ...........................     17,100              770,526
   Valassis Communications, Inc.* ...........     18,900              745,227
                                                                  -----------
                                                                    1,855,216
                                                                  -----------
CHEMICALS - COMMODITY--0.4%
   Georgia Gulf Corp.* ......................      9,100              253,890
                                                                  -----------
CHEMICALS - SPECIALTY--1.3%
   UAP Holding Corp. ........................     45,600              782,496
                                                                  -----------
COMPUTER EQUIPMENT & SERVICES--5.4%
   BISYS Group, Inc., (The)* ................     52,800              788,304
   DST Systems, Inc.* .......................      7,000              375,900
   Imation Corp. ............................     13,900              585,329
   Ingram Micro, Inc., Class A* .............     45,900              803,709
   Storage Technology Corp.* ................     17,100              631,845
                                                                  -----------
                                                                    3,185,087
                                                                  -----------
COMPUTER SOFTWARE--1.3%
   McAfee, Inc.* ............................     15,987              490,001
   Sybase, Inc.* ............................     12,445              277,897
                                                                  -----------
                                                                      767,898
                                                                  -----------
CONTAINERS--1.9%
   Crown Holdings, Inc.* ....................     43,300              731,337
   Sealed Air Corp.* ........................      7,800              395,850
                                                                  -----------
                                                                    1,127,187
                                                                  -----------
DATA PROCESSING SERVICES--0.8%
   CSG Systems International, Inc.* .........     23,200              473,048
                                                                  -----------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
DISTRIBUTION--1.8%
   W.W. Grainger, Inc. ......................     16,495          $ 1,060,958
                                                                  -----------
ELECTRONICS--2.7%
   AMIS Holdings, Inc.* .....................     16,600              198,702
   Amphenol Corp., Class A ..................      7,500              318,075
   Arrow Electronics, Inc.* .................     15,700              468,174
   Avnet, Inc.* .............................     23,100              578,655
                                                                  -----------
                                                                    1,563,606
                                                                  -----------
ENGINEERING & CONSTRUCTION--0.5%
   Dycom Industries, Inc.* ..................     17,900              317,188
                                                                  -----------
FINANCIAL SERVICES--4.1%
   A.G. Edwards, Inc. .......................     11,400              515,394
   Affiliated Managers Group, Inc.* .........      9,450              686,165
     Student Loan Corp., (The) ..............        600              135,600
   TNS, Inc.* ...............................     19,000              429,020
   Westcorp .................................     10,200              629,850
                                                                  -----------
                                                                    2,396,029
                                                                  -----------
FOODS--3.8%
   Bunge Ltd. ...............................      6,200              364,064
   Corn Products International, Inc. ........     28,600              644,072
   NBTY, Inc.* ..............................     22,600              494,714
   Smithfield Foods, Inc.* ..................     26,400              735,240
                                                                  -----------
                                                                    2,238,090
                                                                  -----------
HEALTH CARE - DRUGS--1.0%
   Hospira, Inc.* ...........................     14,900              593,616
                                                                  -----------
HEALTH CARE - SERVICES--4.3%
   Apria Healthcare Group, Inc.* ............     26,405              903,843
   LifePoint Hospitals, Inc.* ...............     17,600              800,448
   Lincare Holdings, Inc.* ..................      6,100              258,274
   Manor Care, Inc. .........................      9,000              355,230
   WellChoice, Inc.* ........................      2,500              177,750
                                                                  -----------
                                                                    2,495,545
                                                                  -----------
HEALTH CARE - SUPPLIES--0.3%
   C.R. Bard, Inc. ..........................      2,800              180,124
                                                                  -----------
INSURANCE - LIFE--1.3%
   Scottish Re Group Ltd. ...................     31,400              755,484
                                                                  -----------
INSURANCE - OTHER--11.0%
   Allmerica Financial Corp.* ...............     13,170              536,151
   Assurant, Inc. ...........................     10,300              384,499
   Assured Guaranty Ltd. ....................     45,400            1,016,960
   Conseco, Inc.* ...........................     39,600              826,848
   Bristol West Holdings, Inc. ..............     37,200              649,140
   Max Re Capital Ltd. ......................      9,600              220,704
   MBIA, Inc. ...............................      6,300              365,211
   Platinum Underwriters Holdings
     Ltd ....................................      8,100              263,088
   PMI Group, Inc., (The) ...................     17,800              720,188
   Radian Group, Inc. .......................     22,000            1,125,960


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 49

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
INSURANCE - OTHER--(CONTINUED)
   White Mountains Insurance
     Group Ltd. .............................        155          $   102,284
   Willis Group Holdings Ltd. ...............      6,300              220,500
                                                                  -----------
                                                                    6,431,533
                                                                  -----------
INTERNET SERVICES--1.9%
   InfoSpace, Inc.* .........................     18,800              469,248
   United Online, Inc. ......................     49,700              647,591
                                                                  -----------
                                                                    1,116,839
                                                                  -----------
LEISURE & LODGING--3.3%
   Argosy Gaming Co.* .......................      6,400              298,624
   GTECH Holdings Corp. .....................     42,100            1,203,218
   Hilton Hotels Corp. ......................     19,500              451,815
                                                                  -----------
                                                                    1,953,657
                                                                  -----------
MACHINERY--1.7%
   Terex Corp.* .............................     19,820              966,820
                                                                  -----------
MANUFACTURING--3.6%
   Dover Corp. ..............................     10,300              419,210
   Federal Signal Corp. .....................     57,800              988,380
   ITT Industries, Inc. .....................      2,500              272,800
   Pall Corp. ...............................     14,400              411,840
                                                                  -----------
                                                                    2,092,230
                                                                  -----------
MARKETING--1.4%
   Nu Skin Enterprises, Inc., Class A .......     38,700              825,858
                                                                  -----------
MEDIA--1.4%
   Media General, Inc., Class A .............      3,600              236,844
   Meredith Corp. ...........................     11,500              564,650
                                                                  -----------
                                                                      801,494
                                                                  -----------
OIL & GAS - EXPLORATION--2.7%
   Pogo Producing Co. .......................      9,200              515,200
   Vintage Petroleum, Inc. ..................     27,800            1,068,354
                                                                  -----------
                                                                    1,583,554
                                                                  -----------
OIL SERVICES--2.5%
   Diamond Offshore Drilling, Inc. ..........     10,000              590,600
   ENSCO International, Inc. ................     21,000              858,060
                                                                  -----------
                                                                    1,448,660
                                                                  -----------
PAPER FOREST PRODUCTS & PACKAGING--1.3%
   Neenah Paper, Inc. .......................     24,200              733,260
                                                                  -----------
PUBLISHING & INFORMATION SERVICES--1.4%
   Bowne & Co., Inc. ........................     59,700              847,740
                                                                  -----------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
REAL ESTATE INVESTMENT TRUST (REIT)--1.9%
   American Financial Realty Trust ..........     23,800          $   337,722
   Maguire Properties, Inc. .................     10,425              304,410
   Ventas, Inc. .............................     15,925              496,064
                                                                  -----------
                                                                    1,138,196
                                                                  -----------
RESTAURANTS--1.1%
   Outback Steakhouse, Inc. .................     15,900              661,599
                                                                  -----------
RETAIL - HARD GOODS--5.9%
   Claire's Stores, Inc. ....................     35,900              842,932
   Electronics Boutique Holdings
     Corp.* .................................      5,300              339,730
   Fossil, Inc.* ............................     20,100              441,999
   GameStop Corp., Class A* .................     24,700              833,625
   Michaels Stores, Inc. ....................     24,100              874,830
   OfficeMax, Inc. ..........................      4,400              130,020
                                                                  -----------
                                                                    3,463,136
                                                                  -----------
SAVINGS & LOANS--1.3%
   Hudson City Bancorp, Inc. ................     46,800              585,000
   People's Bank ............................      6,000              176,940
                                                                  -----------
                                                                      761,940
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.8%
   Teradyne, Inc.* ..........................     27,500              462,000
                                                                  -----------
TELECOMMUNICATIONS--1.0%
   CenturyTel, Inc. .........................     16,300              585,170
                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT--0.6%
   Scientific-Atlanta, Inc. .................      9,300              355,818
                                                                  -----------
TOBACCO--0.5%
   Loews Corp. - Carolina Group .............      7,400              285,714
                                                                  -----------
TRANSPORT - SERVICES--0.8%
   Laidlaw International, Inc. ..............     19,500              482,625
                                                                  -----------
TRAVEL SERVICES--0.9%
   Sabre Holdings Corp., Class A ............     26,900              515,942
                                                                  -----------
UTILITIES - ELECTRIC--2.1%
   NSTAR ....................................      9,800              289,688
   Sierra Pacific Resources* ................     66,100              963,738
                                                                  -----------
                                                                    1,253,426
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $43,641,724) ...................                      54,078,715
                                                                  -----------
INVESTMENT COMPANY--1.9%
FINANCIAL SERVICES--1.9%
   Apollo Investment Corp. ..................     58,988            1,134,339
                                                                  -----------
     TOTAL INVESTMENT COMPANY
       (Cost $866,988) ......................                       1,134,339
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
SHORT-TERM INVESTMENTS--6.4%
   PNC Bank Money Market Deposit
     Account 3.130% 09/01/05 ................  3,720,157          $ 3,720,157
                                                                  -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $3,720,157) ....................  3,720,157
                                                                  -----------
TOTAL INVESTMENTS--100.5%
   (Cost $48,228,869) .......................                      58,933,211
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.5)% .....................                        (284,238)
                                                                  -----------
NET ASSETS--100.0% ..........................                     $58,648,973
                                                                  ===========

----------
* -- Non-income producing.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 51

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
COMMON STOCK--95.8%
AIRLINES--0.3%
   ExpressJet Holdings, Inc.* ...............      3,410          $    32,429
                                                                  -----------
APPAREL--5.9%
   Jones Apparel Group, Inc. ................      2,555               72,000
   Liz Claiborne, Inc. ......................      2,490              102,165
   Pacific Sunwear of California, Inc.* .....      5,870              140,176
   Polo Ralph Lauren Corp. ..................      1,390               68,874
   Reebok International Ltd. ................      2,555              143,846
   V. F. Corp. ..............................      1,275               75,620
                                                                  -----------
                                                                      602,681
                                                                  -----------
CHEMICALS - SPECIALTY--1.1%
   Ashland, Inc. ............................      1,360               82,674
   Sigma-Aldrich Corp. ......................        515               32,136
                                                                  -----------
                                                                      114,810
                                                                  -----------
COMPUTER EQUIPMENT & SERVICES--2.2%
   Hewlett-Packard Co. ......................      5,605              155,595
   Storage Technology Corp.* ................      1,795               66,325
                                                                  -----------
                                                                      221,920
                                                                  -----------
COMPUTER SOFTWARE--1.7%
   Geac Computer Corp. Ltd.* ................      3,320               33,087
   Microsoft Corp. ..........................      4,950              135,630
                                                                  -----------
                                                                      168,717
                                                                  -----------
CONSUMER NON-CYCLICAL--0.9%
   Blyth, Inc. ..............................      2,030               50,446
   National Presto Industries, Inc. .........        955               42,583
                                                                  -----------
                                                                       93,029
                                                                  -----------
DISTRIBUTION--1.1%
   W.W. Grainger, Inc. ......................        900               57,888
   Watsco, Inc. .............................      1,205               58,756
                                                                  -----------
                                                                      116,644
                                                                  -----------
DIVERSIFIED OPERATION--0.4%
   Leggett & Platt, Inc. ....................      1,655               40,068
                                                                  -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.6%
   Amphenol Corp., Class A ..................        940               39,865
   Bel Fuse, Inc., Class B ..................        835               26,862
                                                                  -----------
                                                                       66,727
                                                                  -----------
FINANCE--0.8%
   CBRE Realty Finance, Inc. 144A*++ ........      4,310               64,650
   Peoples Choice Financial Corp. ...........
     144A++ .................................      1,640               15,990
                                                                  -----------
                                                                       80,640
                                                                  -----------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
FINANCIAL SERVICES--4.2%
   Countrywide Financial Corp. ..............      2,549          $    86,131
   BKF Capital Group, Inc. ..................        895               28,980
   Fannie Mae ...............................      1,445               73,753
   Freddie Mac ..............................      3,100              187,178
   MCG Capital Corp. ........................        455                8,290
   Tac Acquisition Corp.* ...................      7,105               42,488
                                                                  -----------
                                                                      426,820
                                                                  -----------
FOOD & HOUSEHOLD PRODUCTS--0.6%
   Unilever NV- NY Shares ...................        830               57,436
                                                                  -----------
FOODS--0.5%
   Nestle S.A. - ADR ........................        665               46,502
                                                                  -----------
HEALTH & PERSONAL CARE--0.4%
   Johnson & Johnson ........................        640               40,570
                                                                  -----------
HEALTH CARE - BIOTECH--0.5%
   Vicuron Pharmaceuticals, Inc.* ...........      1,730               49,841
                                                                  -----------
HEALTH CARE - DRUGS--4.9%
   Bristol-Myers Squibb Co. .................      2,195               53,712
   Pfizer, Inc. .............................     13,156              335,083
   Shire Pharmaceuticals Group PLC
     - ADR ..................................      2,825              107,689
                                                                  -----------
                                                                      496,484
                                                                  -----------
HEALTH CARE - SERVICES--3.1%
   Laboratory Corp. of America
     Holdings* ..............................        600               29,592
   Lincare Holdings, Inc.* ..................      2,150               91,031
   Renal Care Group, Inc.* ..................      4,055              190,950
                                                                  -----------
                                                                      311,573
                                                                  -----------
INSURANCE - LIFE--0.9%
   Scottish Re Group Ltd. ...................      3,905               93,954

INSURANCE - OTHER--25.6%
   ACE Ltd. .................................      7,165              318,198
   Alleghany Corp.* .........................        622              185,201
   Allmerica Financial Corp.* ...............      2,610              106,253
   Ambac Financial Group, Inc. ..............        735               50,406
   American International Group,
     Inc. ...................................      1,750              103,600
   Assurant, Inc. ...........................      2,440               91,085
   Assured Guaranty Ltd. ....................      5,568              124,723
   Everest Re Group Ltd. ....................        555               51,387
   IPC Holdings Ltd. ........................      3,150              123,763
   Loews Corp. ..............................      4,010              351,637
   MBIA, Inc. ...............................      5,340              309,560
   Merchants Group, Inc. ....................         95                2,536
   Millea Holdings, Inc. - ADR ..............        390               28,509
   National Atlantic Holdings Corp.,
     Class A* ...............................      2,315               25,442

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
INSURANCE - OTHER--(CONTINUED)
   PartnerRe Ltd. ...........................        925          $    56,148
   Quanta Capital Holdings Ltd.* ............     11,910               75,152
   Radian Group, Inc. .......................      2,215              113,364
   Specialty Underwriters' Alliance,
     Inc.* ..................................      1,825               15,038
   St. Paul Travelers Cos., Inc., (The) .....      1,345               57,848
   Torchmark Corp. ..........................        575               30,326
   Wesco Financial Corp. ....................        240               84,840
   White Mountains Insurance Group
     Ltd ....................................        385              254,062
   Willis Group Holdings Ltd. ...............      1,290               45,150
                                                                  -----------
                                                                    2,604,228
                                                                  -----------
INTERNET SERVICES, INC.--0.4%
   IAC/InterActiveCorp.* ....................      1,615               39,648
                                                                  -----------
LEISURE & LODGING--1.4%
   GTECH Holdings Corp. .....................      5,115              146,187
                                                                  -----------
MANUFACTURING--2.0%
   Lancaster Colony Corp. ...................      1,490               68,167
   Makita Corp. - ADR .......................      4,800               95,136
   Tyco International Ltd. ..................      1,320               36,736
                                                                  -----------
                                                                      200,039
                                                                  -----------
MARKETING--0.3%
   FTD Group, Inc.* .........................      2,385               26,831
                                                                  -----------
MEDIA & ENTERTAINMENT--2.0%
   4Kids Entertainment, Inc.* ...............      1,120               19,286
   GameStop Corp., Class B* .................      1,194               35,987
   Liberty Global, Inc., Class A* ...........      1,659               84,194
   Liberty Media International, Inc.,
     Class A* ...............................      7,424               61,694
                                                                  -----------
                                                                      201,161
                                                                  -----------
MEDICAL EQUIPMENT AND SUPPLIES--2.6%
   Becton, Dickinson and Co. ................      1,880               98,945
   C.R. Bard, Inc. ..........................      1,045               67,225
   Guidant Corp. ............................        800               56,512
   STERIS Corp. .............................      1,510               37,659
                                                                  -----------
                                                                      260,341
                                                                  -----------
OFFICE EQUIPMENT & SUPPLIES--0.7%
   OfficeMax, Inc. ..........................      2,365               69,886
                                                                  -----------
OIL & GAS - EXPLORATION--8.4%
   Anadarko Petroleum Corp. .................      2,325              211,273
   Burlington Resources, Inc. ...............      1,525              112,530
   CNX Gas Corp. 144A*++ ....................      1,315               21,040
   EOG Resources, Inc. ......................      2,095              133,724
   Kerr-McGee Corp. .........................        823               72,448
   Mariner Energy, Inc. 144A* ...............      1,875               31,406
   Occidental Petroleum Corp. ...............      2,900              240,787
   Rosetta Resources, Inc. 144A*++ ..........      2,035               32,560
                                                                  -----------
                                                                      855,768
                                                                  -----------


                                                 Number
                                                of Shares           Value
                                                ---------        ------------
OIL & GAS - INTEGRATED MAJORS--4.0%
   Eni S.p.A. - ADR .........................        705          $   104,516
   Marathon Oil Corp. .......................      1,201               77,237
   Petroleo Brasileiro S.A. - ADR ...........      2,130              133,253
   Royal Dutch Shell PLC, Class A -
     ADR ....................................      1,420               92,243
                                                                  -----------
                                                                      407,249
                                                                  -----------
REAL ESTATE--0.4%
   Consolidated-Tomoka Land Co. .............        585               43,875
                                                                  -----------
REAL ESTATE INVESTMENT TRUST (REIT)--4.1%
   American Financial Realty Trust ..........      8,655              122,814
   Ashford Hospitality Trust ................      2,355               27,059
   Diamondrock Hospitality Co.
     144A*++ ................................      2,070               24,716
   Fieldstone Investment Corp. ..............        145                1,824
   Fieldstone Investment Corp.
     144A ...................................      1,175               14,781
   Friedman, Billings, Ramsey Group,
     Inc., Class A ..........................      3,115               36,446
   KKR Financial Corp. 144A++ ...............        790               18,478
   Luminent Mortgage Capital, Inc. ..........      1,920               17,395
   Medical Properties Trust, Inc.
     144A ...................................      2,225               24,475
   National Health Investors, Inc. ..........      2,075               60,113
   Saxon Capital, Inc.* .....................        755                9,566
   Taberna Realty Finance Trust*
     144A++ .................................      2,970               35,640
   Ventas, Inc. .............................        854               26,602
                                                                  -----------
                                                                      419,909
                                                                  -----------
RETAIL - HARD GOODS--1.7%
   Borders Group, Inc. ......................      2,090               47,715
   Claire's Stores, Inc. ....................      4,280              100,494
   Home Depot, Inc., (The) ..................        565               22,781
                                                                  -----------
                                                                      170,990
                                                                  -----------
SAVINGS & LOANS--0.7%
   Hudson City Bancorp, Inc. ................      5,630               70,375
                                                                  -----------
SERVICES - BUSINESS--2.6%
   Deluxe Corp. .............................      1,760               69,943
     Dun & Bradstreet Corp., (The)* .........      1,075               68,445
     Harland (John H.) Co. ..................      3,035              127,318
                                                                  -----------
                                                                      265,706
                                                                  -----------
TELECOMMUNICATIONS--2.8%
   CenturyTel, Inc. .........................      1,290               46,311
     Vodafone Group PLC - ADR* ..............      5,250              143,062
     West Corp.* ............................      2,350               91,039
                                                                  -----------
                                                                      280,412
                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
   Motorola, Inc. ...........................      6,365              139,266
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 53

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------        ------------
TOBACCO--3.3%
   Universal Corp. ..........................      1,420          $    59,100
   UST, Inc. ................................      6,460              274,938
                                                                  -----------
                                                                      334,038
                                                                  -----------
TRAVEL SERVICES--0.4%
   Sabre Holdings Corp., Class A ............      2,210               42,386
                                                                  -----------
UTILITIES - ELECTRIC--1.2%
   Korea Electric Power Corp.
     (KEPCO) - ADR ..........................      7,510              120,536
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $7,983,873) ....................                       9,759,676
                                                                  -----------
PREFERRED STOCK--1.0%
FOODS--0.1%
   Constellation Brands, Inc. 5.75%
     09/01/06 ...............................        290               11,977
                                                                  -----------
INSURANCE - OTHER--0.7%
   Hartford Financial Services Group,
     Inc., (The) 7.00% 8/16/06 ..............        240               16,018
   Scottish Re Group 5.875%
     05/21/07 ...............................        360               10,061
   UnumProvident Corp. 8.25%
     5/15/06 ................................      1,140               42,465
                                                                  -----------
                                                                       68,544
                                                                  -----------
OFFICE EQUIPMENT & SUPPLIES--0.2%
   Xerox Corp. 6.25% 07/01/06 ...............        140               16,380
                                                                  -----------
     TOTAL PREFERRED STOCK
       (Cost $81,895) .......................                          96,901
                                                                  -----------


                                                   Par
                                                  Value
                                                  (000)
                                                 -------
INVESTMENT COMPANY--0.8%
   Apollo Investment Corp. ..................     $3,925               75,478
   Morgan Stanley Asia-Pacific Fund,
     Inc ....................................        540                7,317
                                                                  -----------
     TOTAL INVESTMENT COMPANY
       (Cost $89,436) .......................                          82,795
                                                                  -----------

                                                 Number
                                                of Shares
                                                ---------
SHORT TERM INVESTMENTS--3.1%
   PNC Bank Money Market
     Deposit Account
     3.130% 09/01/05 ........................    317,164          $   317,164
                                                                  -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $317,164) ......................                         317,164
                                                                  -----------
TOTAL INVESTMENTS--101.0%
   (Cost $8,472,368) ........................                      10,256,536
                                                                  -----------


                                                  Number
                                               of Contracts
                                               ------------
OPTIONS WRITTEN--(0.5%)
   GTECH Holdings Corp. Call
     Options Expire 01/21/06
     $23.50 .................................        (22)             (11,660)
   MBIA, Inc. Call Options Expire
     01/24/06 $50.00 ........................        (10)             (10,127)
   Motorola, Inc. Call Options Expire
     01/21/06 $15.00 ........................        (32)             (22,580)
   Pacific Sunwear of California, Inc.
     Call Options Expire 06/17/06
     $22.50 .................................        (25)              (9,020)
                                                                  -----------
     TOTAL OPTIONS WRITTEN
       (Premiums Received $(31,116) .........                         (53,387)
                                                                  -----------
TOTAL INVESTMENTS, NET OF
   OPTIONS WRITTEN--100.5%
   (Cost $8,441,252) ........................                      10,203,149
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.5)% .....................                         (47,816)
                                                                  -----------
NET ASSETS--100.0% ..........................                     $10,155,333
                                                                  ===========

----------
* -- Non-income producing.
++ -- Illiquid Security.  Total Market Value of illiquid  securities is $213,074 and represents 2.10% of net assets as of August 31, 2005.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2005, these securities amounted to 2.79% of net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares            Value
                                                ---------         -----------
COMMON STOCK--95.2%
AIRLINES--1.0%
   Republic Airways Holdings, Inc.* .........     39,800          $   534,116
                                                                  -----------
APPAREL--1.2%
   Lakeland Industries, Inc. #* .............     41,150              638,648
                                                                  -----------
AUTOMOTIVE & TRUCKS--0.2%
   Aftermarket Technology Corp.* ............      7,400              127,280
                                                                  -----------
BANKS - REGIONAL--10.5%
   AMCORE Financial, Inc. ...................     12,800              395,264
   Bank Mutual Corp. ........................     55,000              602,250
   BankFinancial Corp.* .....................     18,300              260,775
   BankUnited Financial Corp.,
     Class A ................................     20,200              476,720
   Berkshire Hills Bancorp, Inc. ............     13,050              420,863
   Commercial Capital Bancorp, Inc. .........     22,600              405,218
   First Financial Bankshares, Inc. .........     17,000              589,050
   Jefferson Bancshares, Inc. ...............     30,800              408,100
   Macatawa Bank Corp. ......................     16,099              575,539
   PFF Bancorp, Inc. ........................     19,300              573,789
   SNB Bancshares, Inc.* ....................     23,420              263,475
   Synergy Financial Group, Inc. ............     44,300              542,675
                                                                  -----------
                                                                    5,513,718
                                                                  -----------
BROADCASTING--0.8%
   Westwood One, Inc. .......................     20,600              418,798
                                                                  -----------
CHEMICALS - COMMODITY--5.0%
   Albemarle Corp. ..........................     13,300              482,923
   Hercules, Inc.* ..........................     31,800              405,450
   Lubrizol Corp. (The) .....................      7,000              289,450
   Methanex Corp. ...........................     47,500              722,000
   Rockwood Holdings, Inc.* .................     23,200              450,080
   UAP Holding Corp. ........................     15,200              260,832
                                                                  -----------
                                                                    2,610,735
                                                                  -----------
COMPUTER EQUIPMENT & SERVICES--2.5%
   Lipman* ..................................      6,600              210,738
   Neoware Systems, Inc. #* .................     73,100              799,714
   Tier Technologies, Inc., Class B* ........     31,200              271,440
                                                                  -----------
                                                                    1,281,892
                                                                  -----------
COMPUTER SOFTWARE--0.4%
   Borland Software Corp.* ..................     30,600              186,966
                                                                  -----------
CONSULTING SERVICES--3.6%
   First Consulting Group, Inc.* ............    257,600            1,378,160
   FTI Consulting, Inc.* ....................     19,900              495,510
                                                                  -----------
                                                                    1,873,670
                                                                  -----------
CONSUMER DURABLES--2.7%
   Applica, Inc.* ...........................    325,200              656,904
   Design Within Reach, Inc.* ...............     63,900              736,128
                                                                  -----------
                                                                    1,393,032
                                                                  -----------


                                                 Number
                                                of Shares            Value
                                                ---------         -----------
CONSUMER PRODUCTS--1.0%
   Flanders Corp.* ..........................     48,903          $   524,729
                                                                  -----------
DATA PROCESSING SERVICES--1.0%
   MoneyGram International, Inc. ............     25,400              527,304
                                                                  -----------
DIVERSIFIED OPERATIONS--1.3%
   Corn Products International, Inc. ........     30,700              691,364
                                                                  -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.4%
   Pemstar, Inc. #* .........................    198,300              210,198
   Tektronix, Inc. ..........................     10,600              267,862
   Vishay Intertechnology, Inc.* ............     21,600              278,640
                                                                  -----------
                                                                      756,700
                                                                  -----------
FINANCIAL SERVICES--2.4%
   Ares Capital Corp. .......................     35,322              628,378
   Gladstone Capital Corp. # ................     15,000              352,800
   Technology Investment Capital
     Corp ...................................     15,700              254,026
                                                                  -----------
                                                                    1,235,204
                                                                  -----------
FOODS--3.6%
   Del Monte Foods Co.* .....................     76,400              825,884
   NBTY, Inc.* ..............................     48,600            1,063,854
                                                                  -----------
                                                                    1,889,738
                                                                  -----------
GAMING--0.8%
   Alliance Gaming Corp.* ...................     18,100              217,200
   Mikohn Gaming Corp.* .....................     19,600              225,400
                                                                  -----------
                                                                      442,600
                                                                  -----------
GAS UTILITIES--2.2%
   New Jersey Resources Corp. ...............      9,600              451,008
   UGI Corp. ................................     12,000              331,800
   Vectren Corp. ............................     12,200              341,600
                                                                  -----------
                                                                    1,124,408
                                                                  -----------
HEALTH CARE - DRUGS--1.7%
   Advanced Life Sciences Holdings,
     Inc.* ..................................     17,900               93,796
   Durect Corp. #* ..........................     32,012              190,471
   Valeant Pharmaceuticals
     International ..........................     31,400              627,372
                                                                  -----------
                                                                      911,639
                                                                  -----------
HEALTH CARE - SERVICES--2.6%
   Air Methods Corp.* .......................     36,900              374,535
   Apria Healthcare Group, Inc.* ............      8,600              294,378
   HEALTHSOUTH Corp.* .......................     99,400              526,820
   Odyssey Healthcare, Inc.* ................     11,000              183,700
                                                                  -----------
                                                                    1,379,433
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2005 | 55

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares            Value
                                                ---------         -----------
INSURANCE - OTHER--5.4%
   Aspen Insurance Holdings Ltd. ............     30,300          $   822,645
   Brooke Corp. .............................     34,400              401,448
   Max Re Capital Ltd. ......................     22,600              519,574
   National Interstate Corp.* ...............     19,300              307,063
   ProAssurance Corp.* ......................      6,150              270,908
   Quanta Capital Holdings Ltd.* ............     80,200              506,062
                                                                  -----------
                                                                    2,827,700
                                                                  -----------
INTERNET SERVICES--5.9%
   SafeNet, Inc.* ...........................     30,000              960,000
   Tumbleweed Communications
     Corp.* .................................     48,500              160,050
   WatchGuard Technologies, Inc.* ...........    311,700            1,371,480
   webMethods, Inc.* ........................     84,300              574,083
                                                                  -----------
                                                                    3,065,613
                                                                  -----------
MANUFACTURING--3.7%
   Aaon, Inc.* ..............................     11,400              206,568
   GrafTech International Ltd.* .............    196,100            1,164,834
   Olin Corp. ...............................     29,300              547,324
                                                                  -----------
                                                                    1,918,726
                                                                  -----------
MEDIA & ENTERTAINMENT--1.1%
   New Frontier Media, Inc.* ................     78,600              570,636
                                                                  -----------
METALS & MINING--3.6%
   Apex Silver Mines Ltd. #* ................     15,160              198,899
   Coeur d'Alene Mines Corp. * ..............    141,300              515,745
   Hecla Mining Co.* ........................    105,000              373,800
   Uranium Resources, Inc.* .................    953,350              800,814
                                                                  -----------
                                                                    1,889,258
                                                                  -----------
OIL & GAS - EXPLORATION--3.3%
   Bronco Drilling Co., Inc.* ...............     14,800              288,600
   InterOil Corp. #* ........................     19,200              456,960
   Rosetta Resources, Inc. 144A*++ ..........     27,100              433,600
   Warren Resources, Inc.* ..................     50,100              570,639
                                                                  -----------
                                                                    1,749,799
                                                                  -----------
OIL SERVICES--0.8%
   Newpark Resources, Inc.* .................     47,510              422,364
                                                                  -----------
PAPER FOREST PRODUCTS & PACKAGING--2.0%
   Glatfelter ...............................     18,300              250,893
   Schweitzer-Mauduit International,
     Inc ....................................     33,810              778,306
                                                                  -----------
                                                                    1,029,199
                                                                  -----------
PUBLISHING & INFORMATION SERVICES--4.4%
   Banta Corp. ..............................      8,500              416,075
   MDC Partners, Inc.* ......................    204,600            1,491,534
   Princeton Review, Inc. (The)* ............     64,600              388,892
                                                                  -----------
                                                                    2,296,501
                                                                  -----------


                                                 Number
                                                of Shares            Value
                                                ---------         -----------
REAL ESTATE INVESTMENT TRUST (REIT)--7.8%
   BRE Properties, Inc., Class A ............     11,400          $   471,960
   CenterPoint Properties Trust .............     10,000              421,600
   Colonial Properties Trust ................     12,500              551,250
   Deerfield Triarc Captial Corp. ...........     36,600              516,426
   Education Realty Trust, Inc. .............     23,500              433,575
   Federal Realty Investment Trust ..........      8,780              543,657
   KKR Financial Corp.* .....................     16,800              392,952
   MFA Mortgage Investments, Inc. ...........     19,720              132,913
   Newcastle Investment Corp. ...............     21,000              619,290
                                                                  -----------
                                                                    4,083,623
                                                                  -----------
RETAIL--1.1%
   Brown Shoe Co., Inc. .....................      8,800              315,040
   Casual Male Retail Group, Inc.* ..........     34,900              248,139
                                                                  -----------
                                                                      563,179
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.8%
   Atmel Corp.* .............................    112,300              231,338
   Brooks Automation, Inc.* .................      8,900              126,380
   Credence Systems Corp.* ..................      6,310               55,970
                                                                  -----------
                                                                      413,688
                                                                  -----------
SERVICES - BUSINESS--2.8%
   Fortress America Acquisition
     Corp.* .................................     37,000              222,000
   IDT Corp., Class B* ......................     31,750              420,053
   Marlin Business Services, Inc.* ..........     36,200              832,600
                                                                  -----------
                                                                    1,474,653
                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT--1.3%
   Axesstel, Inc.* ..........................    211,800              671,406
                                                                  -----------
TRANSPORT - SERVICES--2.2%
   Excel Maritime Carriers Ltd. #* ..........     47,200              686,760
   Navios Maritime Holdings, Inc.* ..........      8,800               52,404
   OMI Corp. ................................     21,900              418,947
                                                                  -----------
                                                                    1,158,111
                                                                  -----------
TRUCKING--0.7%
   Marten Transport Ltd.* ...................     14,340              352,764
                                                                  -----------
UTILITIES - ELECTRIC--2.4%
   El Paso Electric Co.* ....................     27,400              574,304
   Great Plains Energy, Inc. ................     12,000              373,080
   Hawaiian Electric Industries, Inc. .......     12,400              328,724
                                                                  -----------
                                                                    1,276,108
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $45,822,760) ...................                      49,825,302
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------         -----------
INVESTMENT COMPANY--0.6%
DIVERSIFIED OPERATION--0.6%
   Gladstone Investment Corp. ...............     21,500          $   320,565
                                                                  -----------
     TOTAL INVESTMENT COMPANY
       (Cost $322,644) ......................                         320,565
                                                                  -----------
RIGHTS/WARRANTS--0.7%
TRANSPORT SERVICES--0.7%
   Navios Maritime Holdings, Inc.
     $5.00 expire 12/9/08* ..................    322,850              377,734
                                                                  -----------
     TOTAL RIGHTS/WARRANTS
       (Cost $0) ............................                         377,734
                                                                  -----------
SHORT TERM INVESTMENTS--6.1%
   Dreyfus Gov't Cash Mgmt. Fund
     3.311% 09/01/05 ........................  3,215,514            3,215,514
                                                                  -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $3,215,514) ....................                       3,215,514
                                                                  -----------
TOTAL INVESTMENTS--102.6%
   (Cost $49,360,918) .......................                      53,739,115
                                                                  -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(2.6)% .....................                      (1,371,347)
                                                                  -----------
NET ASSETS--100.0% ..........................                     $52,367,768
                                                                  ===========

----------
* -- Non-income producing.
++ -- Illiquid security.  Total Market Value of illiquid  securities is $433,600 and represents 0.35% of net assets as of August 31, 2005.
# -- Portion of security out on loan (See Note 4).
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2005, these securities amounted to 0.83% of net assets.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2005 | 57

BOSTON PARTNERS FAMILY OF FUNDS                                  AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------         -----------
COMMON STOCK--99.7%
AEROSPACE/DEFENSE--1.7%
   General Dynamics Corp. ...................      3,000          $   343,770
                                                                  -----------
BROADCASTING--1.9%
   Walt Disney Co. (The) ....................     15,300              385,407
                                                                  -----------
CHEMICALS - COMMODITY--1.7%
   Potash Corp. of Saskatchewan,
     Inc. ...................................      3,100              341,217
                                                                  -----------
COMPUTER EQUIPMENT & SERVICES--9.8%
   Allstate Corp. (The) .....................      5,200              292,292
   Apple Computer, Inc.* ....................      7,300              342,589
   BMC Software, Inc.* ......................     16,600              332,000
   Hewlett-Packard Co. ......................     23,300              646,808
   International Business Machines
     Corp. ..................................      5,000              403,100
                                                                  -----------
                                                                    2,016,789
                                                                  -----------
CONSTRUCTION & HOUSING--1.3%
   Centex Corp. .............................      4,000              271,000
                                                                  -----------
CONSUMER CYCLICAL SERVICES--8.1%
   Black & Decker Corp. (The) ...............      1,800              153,540
   Coach, Inc.* .............................     15,000              497,850
   Home Depot, Inc., (The) ..................     20,300              818,496
   Wal Mart Stores, Inc. ....................      4,300              193,328
                                                                  -----------
                                                                    1,663,214
                                                                  -----------
CONSUMER NON-CYCLICAL--4.4%
   Gillette Co. (The) .......................      8,900              479,443
   Pepsi Bottling Group, Inc. (The) .........      8,800              259,424
   Procter & Gamble Co., (The) ..............      3,200              177,536
                                                                  -----------
                                                                      916,403
                                                                  -----------
DIVERSIFIED OPERATION--1.7%
   General Electric Co. .....................     10,600              356,266
                                                                  -----------
ENERGY--0.7%
   TXU Corp. ................................      1,500              145,530
                                                                  -----------
FINANCIAL SERVICES--6.1%
   American Express Co. .....................      7,900              436,396
   Capital One Financial Corp. ..............      4,900              402,976
   Genworth Financial, Inc., Class A ........      5,000              160,850
   Legg Mason, Inc. .........................      2,400              250,872
                                                                  -----------
                                                                    1,251,094
                                                                  -----------
FOODS--4.7%
   Altria Group, Inc. .......................      3,000              212,100
   Hershey Co. (The) ........................      8,700              514,083
   SUPERVALU, Inc. ..........................      7,100              247,080
                                                                  -----------
                                                                      973,263
                                                                  -----------


                                                 Number
                                                of Shares           Value
                                                ---------         -----------
HEALTH CARE - SERVICES--2.1%
   Amgen, Inc.* .............................      5,300          $   423,470
                                                                  -----------
HEALTH CARE - SUPPLIES--1.5%
   Kinetic Concepts, Inc.* ..................      5,500              301,400
                                                                  -----------
HEALTHCARE FACILITIES/SUPPLIES--16.1%
   Gilead Sciences, Inc.* ...................     11,300              485,900
   GlaxoSmithKline PLC - ADR ................     11,100              540,792
   HCA, Inc. ................................      7,000              345,100
   Hospira, Inc.* ...........................      6,200              247,008
   IMS Health, Inc. .........................     11,000              299,200
   Johnson & Johnson ........................      7,700              488,103
   Pfizer, Inc. .............................     17,100              435,537
   UnitedHealth Group, Inc. .................      9,400              484,100
                                                                  -----------
                                                                    3,325,740
                                                                  -----------
INSURANCE - OTHER--0.9%
   St. Paul Travelers Cos., Inc., (The) .....      4,300              184,943
                                                                  -----------
INTERNET SOFTWARE--1.2%
   Novell, Inc.* ............................     36,500              240,170
                                                                  -----------
MANUFACTURING--1.5%
   American Standard Companies,
     Inc.* ..................................      7,000              319,200
                                                                  -----------
MANUFACTURING--1.8%
   McGraw-Hill Cos., Inc. (The) .............      7,900              380,938
                                                                  -----------
METALS--1.6%
   Phelps Dodge Corp. .......................      3,100              333,343
                                                                  -----------
OIL & GAS - EXPLORATION--2.1%
   Canadian Natural Resources ...............      8,800              433,576

OIL & GAS - REFINING & MARKETING--1.1%
   Marathon Oil Corp. .......................      3,600              231,516

RESTAURANTS--1.5%
   Yum! Brands, Inc. ........................      6,400              303,232

RETAIL--2.9%
   Best Buy Co., Inc.* ......................      3,300              157,278
   J.C. Penney Company, Inc.
     (Holding Co.) ..........................      9,100              442,533
                                                                  -----------
                                                                      599,811
                                                                  -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--7.5%
   Advanced Micro Devices, Inc.* ............     15,300              317,781
   Freescale Semiconductor, Inc.,
     Class A* ...............................     12,900              308,052
   Freescale Semiconductor, Inc.,
     Class B* ...............................      2,225               53,578
   Intel Corp. ..............................     23,800              612,136
   Intersil Corp., Class A ..................     12,500              262,500
                                                                  -----------
                                                                    1,554,047
                                                                  -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

58 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 Number
                                                of Shares           Value
                                                ---------         -----------
SERVICES - BUSINESS--3.5%
   Accenture Ltd., Class A* .................     12,000          $   292,800
   BCE, Inc. ................................      6,800              178,160
   Waters Corp.* ............................      5,700              259,179
                                                                  -----------
                                                                      730,139
                                                                  -----------
TECHNOLOGY--9.7%
   Harris Corp. .............................      6,200              239,382
   Microsoft Corp. ..........................     27,300              748,020
   Motorola, Inc. ...........................     19,600              428,848
   Seagate Technology* ......................     22,700              376,593
   United Technologies Corp. ................      4,100              205,000
                                                                  -----------
                                                                    1,997,843
                                                                  -----------
TRANSPORTATION - SHIPPING--2.6%
   Burlington Northern Santa Fe
     Corp. ..................................      6,100              323,422
   Ryder System, Inc. .......................      6,200              217,558
                                                                  -----------
                                                                      540,980
                                                                  -----------
     TOTAL COMMON STOCK
       (Cost $17,778,368) ...................                      20,564,301
                                                                  -----------
TOTAL INVESTMENTS--99.7%
   (Cost $17,778,368) .......................                      20,564,301
                                                                  -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .....................                          61,386
                                                                  -----------
NET ASSETS--100.0% ..........................                     $20,625,687
                                                                  ===========

----------
*  -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 59

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                  Moody's/
                                    S&P              Par
                                 (Unaudited)        (000's)          Value
                                 -----------        -------     -------------
GOVERNMENT AGENCIES--45.0%
FEDERAL HOME LOAN MORTGAGE CORP.--3.8%
   3.350% 04/01/08 ...........      Aaa/AAA         $   570     $     560,246
   3.500% 04/01/08 ...........      Aaa/AAA           1,330         1,312,088
   4.125% 09/01/09 ...........      Aaa/AAA             635           633,920
   6.500% 12/01/14 ...........      Aaa/AAA             583           604,849
   5.500% 09/01/19 ...........      Aaa/AAA           2,892         2,955,622
   7.500% 02/01/31 ...........      Aaa/AAA              67            71,344
   7.500% 02/01/31 ...........      Aaa/AAA              28            30,215
   7.500% 02/01/31 ...........      Aaa/AAA              19            20,673
                                                                -------------
                                                                    6,188,957
                                                                -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.5%
   2.125% 06/05/06(d) ........      Aaa/AAA           1,455         1,435,536
   3.250% 08/15/08 ...........      Aaa/AAA             700           684,348
   9.000% 11/01/10 ...........      Aaa/AAA              81            87,566
   4.500% 09/15/20(c) ........      Aaa/AAA           6,105         6,053,486
   5.000% 09/15/20(c) ........      Aaa/AAA           4,255         4,284,253
   5.500% 07/01/34(d) ........      Aaa/AAA           4,619         4,668,259
   5.000% 09/15/35(c) ........      Aaa/AAA          16,050        15,939,656
   5.500% 09/15/35(c) ........      Aaa/AAA          11,170        11,281,700
   6.000% 09/15/35(c) ........      Aaa/AAA          20,565        21,040,566
                                                                -------------
                                                                   65,475,370
                                                                -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.7%
   7.500% 09/15/07 ...........      Aaa/AAA              93            98,680
   6.500% 02/15/24 ...........      Aaa/AAA             292           304,867
   6.500% 04/15/24 ...........      Aaa/AAA             173           180,171
   6.500% 10/15/24 ...........      Aaa/AAA             470           490,340
                                                                -------------
                                                                    1,074,058
                                                                -------------
     TOTAL GOVERNMENT AGENCIES
       (Cost $72,173,461) .............                            72,738,385
                                                                -------------
ASSET BACKED SECURITIES--10.0%
BANKS - MAJOR--0.4%
   First Union-Lehman Brothers-Bank of
      America Series 1998-C2 Class A2
      6.560% 11/18/35 ........      Aaa/AAA             638           667,166
                                                                -------------
CREDIT CARDS--3.3%
   Citibank Credit Card Issuance Trust
      Series 2003-A11 Class A11
      3.650% 10/15/09(d) .....      Aaa/AAA           1,200         1,200,791
   Citibank Credit Card Issuance Trust
      Series 2003-A3 Class A3
      3.100% 03/10/10(d) .....      Aaa/AAA           1,750         1,704,231
   Citibank Credit Card Issuance Trust
      Series 2003-A6 Class A6
      2.900% 05/17/10(d) .....      Aaa/AAA           1,000           967,188
   Citibank Credit Card Issuance Trust
      Series 2003-A7 Class A7
      4.150% 07/07/17(d) .....      Aaa/AAA           1,000           970,313


                                  Moody's/
                                    S&P              Par
                                 (Unaudited)        (000's)          Value
                                 -----------        -------     -------------
   Fleet Credit Card Master Trust II
      Series 2002-C Class A
      2.750% 04/15/08(d) .....      Aaa/AAA         $   500     $     499,248
                                                                -------------
                                                                    5,341,771
                                                                -------------
FINANCE--0.3%
   BMW Vehicle Owner Trust Series
      2003-A Class A4
      2.530% 02/25/08(d) .....      Aaa/AAA             500           495,006
                                                                -------------
MORTGAGE BACKED SECURITIES--6 0%
   Aames Mortgage Investment Trust
      3.690% 10/25/35 ........      Aaa/AAA           1,895         1,895,000
   AEGIS 2005-4
      3.780% 10/25/35(a) .....      Aaa/AAA             803           803,000
   Banc Of America Commericial
      Mortgage Inc. Series 2004-4
      ClassA6
      4.877% 07/10/42(e) .....      Aaa/AAA           1,920         1,950,947
   Commerical Mortgage Asset Trust
      Series 1999-C2 Class A2
      7.546% 11/17/32 ........      Aaa/AAA             325           358,393
   Greenpoint Mortgage Funding Trust
      3.780% 07/25/30 ........      Aaa/AAA           1,600         1,600,000
   Gsamp Trust 2005-HE4
      3.761% 07/25/45(a) .....      Aaa/AAA             760           760,000
   Long Beach Mortgage Loan Trust
      3.750% 09/25/35 ........      Aaa/AAA           1,400         1,400,000
   Specialty Underwriting Residential
      Finance
      3.730% 06/25/36 ........      Aaa/AAA             910           910,000
                                                                -------------
                                                                    9,677,340
                                                                -------------
     TOTAL ASSET BACKED SECURITIES
       (Cost $16,303,380) .............                            16,181,283
                                                                -------------
CORPORATE BONDS--13.2%
AGRICULTURE--0.4%
   Yara International ASA
      5.250% 12/15/14 ........      Baa2/BBB            700           709,330
                                                                -------------
ALCOHOL--0.0%
   Diageo Capital PLC
      3.375% 03/20/08 ........       A2/A                95            93,078
                                                                -------------
BANKING--4.9%
   Bank of America Corp.
      5.875% 02/15/09 ........      Aa2/AA-           1,625         1,706,562
   Barclays Bank PLC
      6.278% 12/15/49(d) .....      Aa3e/A+           1,065         1,092,009
   Credit Suisse First Boston
      USA Global Senior Note
      5.125% 08/15/15 ........      Aa3e/A+             730           742,968

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

60 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                         AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                  Moody's/
                                    S&P              Par
                                 (Unaudited)        (000's)          Value
                                 -----------        -------     -------------
   Credit Suisse First Boston USA Inc.
      6.125% 11/15/11 ........      Aa3/A+          $   515     $     557,216
   Dresdner Funding Trust I
      8.151% 06/30/31 ........      A3/BBB+             600           767,412
   HSBC Bank Usa
      5.625% 08/15/35 ........      Aa3e/A+           1,250         1,289,591
   JP Morgan Chase & Co.
      7.000% 11/15/09 ........       A1/A               465           511,595
   JP Morgan Chase Capital XVII
      5.850% 08/01/35 ........      A1e/A-              400           405,137
   RBS Capital Trust I
      4.709% 12/29/49(a) (d) .       A1/A               570           560,891
   Skandinaviska Enskilda
      5.471% 03/29/49(a) (b) .      A2/BBB+             330           338,227
                                                                -------------
                                                                    7,971,608
                                                                -------------
CHEMICALS - SPECIALTY--0.4%
   Methanex Corp. Senior Note
      6.000% 08/15/15 ........        Bbb               690           692,684
                                                                -------------
ELECTRIC--0.6%
   Dominion Resources, Inc.
      6.750% 12/15/32 ........      Baa1/BBB+           245           283,028
   Pepco Holdings, Inc.
      7.450% 08/15/32 ........      Baa2/BBB            540           664,184
                                                                -------------
                                                                      947,212
                                                                -------------
FINANCE--1.1%
   American General Finance
      4.875% 05/15/10 ........       A1/A+              660           668,391
   Countrywide Home Loan
      2.875% 02/15/07 ........       A3/A               125           122,531
   Goldman Sachs Capital I
      6.345% 02/15/34 ........       A1/A-              365           394,471
   Resona Preferred Global
      Securities
      7.191% 07/30/15(a) (b) .     Baa3/BBB-            550           582,032
                                                                -------------
                                                                    1,767,425
                                                                -------------
FINANCIAL SERVICES--0.4%
   Amvescap PLC
      5.375% 12/15/14 ........      A2/BBB+             200           202,089
   Radian Group, Inc.
      5.375% 06/15/15 ........       A2/A               385           386,972
                                                                -------------
                                                                      589,061
                                                                -------------
HOME BUILDERS--1.0%
   Pulte Homes, Inc. .........
      6.375% 05/15/33 ........      Baa3/BBB-           265           263,836
   Pulte Homes, Inc.
      6.000% 02/15/35 ........      Baa3/BBB-           505           477,715
   Ryland Group
      5.375% 05/15/12 ........      Baa3/BBB-           890           893,099
                                                                -------------
                                                                    1,634,650
                                                                -------------


                                  Moody's/
                                    S&P              Par
                                 (Unaudited)        (000's)          Value
                                 -----------        -------     -------------
INSURANCE - OTHER--1.0%
   Cincinnati Financial Corp.
      Senior Note
      6.125% 11/01/34 ........       A2/A           $   860     $     938,885
   Phoenix Life Insurance
      7.150% 12/15/34(b) .....      Baa2/BBB+           620           650,571
                                                                -------------
                                                                    1,589,456
                                                                -------------
LIFE & HEALTH INSURANCE--0.2%
   Amerus Group Co. Senior Note
      5.950% 08/15/15 ........      Baa3/BBB+           320           327,055
                                                                -------------
METALS--0.4%
   Noranda, Inc.
      6.200% 06/15/35 ........      Baa3/BBB-           595           607,266
                                                                -------------
OIL & GAS - EXPLORATION--0.2%
   Pemex Project Funding Master Trust
      6.625% 06/15/35(b) .....      Baa1e /BBB          270           267,975
                                                                -------------
REAL ESTATE--0.7%
   First Industrial LP
      7.600% 07/15/28 ........      Baa2/BBB            550           652,660
   Liberty Property LP
      5.125% 03/02/15 ........      Baa2/BBB            475           473,750
                                                                -------------
                                                                    1,126,410
                                                                -------------
REAL ESTATE INVESTMENT TRUST (REIT)--0.5%
   Brandywine Operating Partners
      5.400% 11/01/14 ........      Baa3/BBB-           265           267,678
   Brandywine Realty Trust
      4.500% 11/01/09 ........      Baa3/BBB-           525           515,776
                                                                -------------
                                                                      783,454
                                                                -------------
REINSURANCE--0.4%
   Axis Capital Holdings Ltd
      5.750% 12/01/14 ........      Baa1/BBB+           645           665,590
                                                                -------------
SPECIAL PURPOSE ENTITY--0.2%
   Glencore Funding LLC
      6.000% 04/15/14(b) .....      Baa3/BBB-           430           411,061
                                                                -------------
TELEPHONE - INTEGRATED--0.8%
   GTE Corp.
      6.940% 04/15/28 ........       A3/A+              685           786,500
   Telecom Italia Capital
      4.950% 09/30/14(b) .....      Baa2/BBB+           255           253,209
   Verizon Virginia, Inc.
      4.625% 03/15/13 ........       A1/A+              200           197,349
                                                                -------------
                                                                    1,237,058
                                                                -------------
     TOTAL CORPORATE BONDS
       (Cost $21,037,599) .............                            21,420,373
                                                                -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 61

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                  Moody's/
                                    S&P              Par
                                 (Unaudited)        (000's)          Value
                                 -----------        -------     -------------
U.S. TREASURY OBLIGATIONS--55 0%
U.S. TREASURY BONDS--19.8%
      6.250% 08/15/23(f) .....      Aaa/AAA         $ 3,380     $   4,198,051
      5.375% 02/15/31 ........      Aaa/AAA           1,045         1,225,181
   Strip
      0.000% 11/15/21(f) .....      Aaa/AAA          50,863        25,123,779
      0.000% 11/15/27(f) .....      Aaa/AAA           3,881         1,486,113
                                                                -------------
                                                                   32,033,124
                                                                -------------
U.S. TREASURY NOTES--35.2%
      5.750% 11/15/05 ........      Aaa/AAA             580           582,515
      2.375% 08/15/06 ........      Aaa/AAA             700           690,785
      3.625% 06/30/07# .......      Aaa/AAA           4,060         4,044,458
      3.875% 07/31/07 ........      Aaa/AAA             385           385,226
      2.625% 05/15/08# .......      Aaa/AAA           7,385         7,158,546
      3.750% 05/15/08# .......      Aaa/AAA          20,140        20,090,436
      3.375% 12/15/08# .......      Aaa/AAA           2,975         2,932,118
      3.125% 04/15/09 ........      Aaa/AAA           4,835         4,717,336
      4.125% 05/15/15# .......      Aaa/AAA           1,515         1,524,764
      4.250% 08/15/15 ........      Aaa/AAA           7,925         8,074,830
   Inflationary Index
      3.875% 01/15/09 ........      Aaa/AAA           1,310         1,689,306
      3.375% 04/15/32 ........      Aaa/AAA           3,425         5,052,008
                                                                -------------
                                                                   56,942,328
                                                                -------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $88,846,681) .............                            88,975,452
                                                                -------------
SHORT TERM INVESTMENTS--38.5%
ASSET BACKED SECURITIES--1.0%
CREDIT CARDS--1.0%
   American Express Master Trust
      Series 2000-5 Class A
      3.711% 04/15/08(a) (d)        Aaa/AAA             340           340,004
   Bank One Issuance Trust
      Series 2002-A4 Class A4
      2.940% 06/16/08(a) (d)        Aaa/AAA             300           299,636
   Citibank Credit Card Master Trust
      Series 2002-A5 Class A5
      3.450% 09/17/07(a) (d)        Aaa/AAA             450           449,923
   First USA Credit Card Master Trust
      Series 2001-3 Class A
      3.730% 11/19/08(a) (d)        Aaa/AAA             590           590,466
                                                                -------------
                                                                    1,680,029
                                                                -------------


                                  Moody's/
                                    S&P              Par
                                 (Unaudited)        (000's)          Value
                                 -----------        -------     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--33.1%
      3.250% 09/14/05 ........      Aaa/AAA         $51,345     $  51,284,741
      3.370% 09/14/05 ........      Aaa/AAA           1,730         1,727,901
      5.500% 05/27/15 ........      Aaa/AAA             520           513,995
                                                                -------------
                                                                   53,526,637
                                                                -------------

                                                    Shares
                                                    ------
SHORT-TERM INVESTMENTS--4.4%
   Dreyfus Government Cash
      Management
      3.311% 09/01/05 ........                    7,097,022         7,097,022
                                                                -------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $62,311,170) .............                            62,303,688
                                                                -------------
TOTAL INVESTMENTS--161.7%
   (Cost $260,672,291) ................                           261,619,181
                                                                -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(61.7)% ..............                          (99,858,183)
                                                                -------------
NET ASSETS--100.0% ....................                         $ 161,760,998
                                                                =============

#  Portion of security out on loan (See Note 4).
(a)  Adjustable rate security.
(b) 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2005, these securities amounted to 1.34% of net assets.
(c) When issued security.
(d) Callable security.
(e) Fitch rating.
(f) Collateral acquired in conjunction with securities on loan.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

62 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                        BP SMALL CAP    BP LONG/SHORT   BP LARGE CAP   BP MID CAP    BP ALL-CAP
                                                        VALUE FUND II    EQUITY FUND     VALUE FUND    VALUE FUND    VALUE FUND
                                                        -------------   -------------   ------------   -----------   -----------
ASSETS
   Investments, at fair value (cost--$334,394,951,
     $120,248,605, $35,294,540, $48,228,869 and
     $8,472,368 respectively) ........................  $416,955,762    $132,573,416    $40,675,995    $58,933,211   $10,256,536
   Cash ..............................................             1           4,170             --              1            --
   Receivable from Investment Advisor ................        49,398              --             --             --         9,044
   Deposits with brokers for securities sold short ...            --      57,551,830             --             --            --
   Receivable for investments sold ...................       562,988       3,623,233        173,301             --            --
   Receivable for Fund shares sold ...................        32,792         111,061         14,789        114,048         1,535
   Dividends and interest receivable .................       297,005         127,744         70,719         50,405        11,892
   Prepaid expenses and other assets .................        26,708          18,269         13,471         15,863        14,648
                                                        ------------    ------------    -----------    -----------   -----------
     Total assets ....................................   417,924,654     194,009,723     40,948,275     59,113,528    10,293,655
                                                        ------------    ------------    -----------    -----------   -----------
LIABILITIES
   Payable for investments purchased .................     2,560,808       2,121,694        279,671        383,461        39,169
   Securities sold-short, at fair value
     (proceeds $64,938,152) ..........................            --      67,048,174             --             --            --
   Options written, at fair value (premiums
     received $31,116) ...............................            --              --             --             --        53,387
   Payable to Investment Adviser .....................       441,041         223,783         14,462         28,155            --
   Payable for Fund shares redeemed ..................     1,885,801          34,784        608,961             --        10,000
   Other accrued expenses and liabilities ............       245,645         102,637         46,341         52,939        35,766
   Payable for dividends on securities sold-short ....            --          14,538             --             --            --
                                                        ------------    ------------    -----------    -----------   -----------
     Total liabilities ...............................     5,133,295      69,545,610        949,435        464,555       138,322
                                                        ------------    ------------    -----------    -----------   -----------
NET ASSETS
   Capital stock, $0.001 par value ...................        16,965           6,970          2,654          4,239           655
   Paid-in capital ...................................   285,924,433     108,893,222     29,718,285     42,638,379     7,741,815
   Undistributed net investment income                            --              --        325,835             --        15,059
   Accumulated net realized gain/(loss) from
     investments and foreign exchange transactions,
     if any ..........................................    44,289,150       5,349,132      4,570,611      5,302,013       635,907
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any ...........    82,560,811      12,324,811      5,381,455     10,704,342     1,761,897
   Net unrealized appreciation on investments
     sold short ......................................            --      (2,110,022)            --             --            --
                                                        ------------    ------------    -----------    -----------   -----------
   Net assets ........................................  $412,791,359    $124,464,113    $39,998,840    $58,648,973   $10,155,333
                                                        ============    ============    ===========    ===========   ===========
INSTITUTIONAL CLASS
   Net assets ........................................  $138,143,106    $ 99,748,437    $27,171,930    $54,186,772   $ 7,315,232
                                                        ------------    ------------    -----------    -----------   -----------
   Shares outstanding ................................     5,582,002       5,576,768      1,811,086      3,863,728       470,852
                                                        ------------    ------------    -----------    -----------   -----------
   Net asset value, offering and redemption
     price per share .................................        $24.75          $17.89         $15.00         $14.02        $15.54
                                                        ============    ============    ===========    ===========   ===========
INVESTOR CLASS
   Net assets ........................................  $274,648,253    $ 24,715,676    $12,826,910    $ 4,462,201   $ 2,840,101
                                                        ------------    ------------    -----------    -----------   -----------
   Shares outstanding ................................    11,278,427       1,393,189        842,549        323,245       183,295
                                                        ------------    ------------    -----------    -----------   -----------
   Net asset value, offering and redemption
     price per share .................................        $24.35          $17.74         $15.22         $13.80        $15.49
                                                        ============    ============    ===========    ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 63

ROBECO INVESTMENT FUNDS                                          AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                                              WPG
                                                              WPG          LARGE CAP             WPG
                                                           TUDOR FUND     GROWTH FUND       CORE BOND FUND
                                                          -----------     -----------       --------------
ASSETS
   Investments, at value (cost--$49,360,918,
     $17,778,368, and $260,672,291, respectively)(1) ..   $53,739,115     $20,564,301        $261,619,181
   Cash ...............................................            --          66,634                  --
   Receivable for investment securities sold ..........     1,341,462              --          13,263,075
   Dividends and interest receivable ..................        40,987          31,179             916,192
   Prepaid expenses and other assets ..................        10,798           8,428              11,235
                                                          -----------     -----------        ------------
     Total assets .....................................    55,132,362      20,670,542         275,809,683
                                                          -----------     -----------        ------------
LIABILITIES
   Payable for investments purchased ..................     2,574,188              --          82,926,464
   Payable upon return of securities loaned (Note 4) ..            --              --          30,817,332
   Payable to Investment Adviser ......................        40,278           1,615              17,780
   Payable to Custodian ...............................        89,816              --                  --
   Payable for Fund shares redeemed ...................         4,960              --             218,715
   Payable for distribution ...........................            --              --              14,240
   Other accrued expenses and liabilities .............        55,352          43,240              54,154
                                                          -----------     -----------        ------------
     Total liabilities ................................     2,764,594          44,855         114,048,685
                                                          -----------     -----------        ------------
NET ASSETS
   Capital stock, $0.33 1/3, $1.00 and $0.001 par
     value, respectively ..............................     1,002,251         883,005              14,916
   Paid-in capital ....................................    42,901,455      15,006,626         163,681,657
   Undistributed net investment income/(accumulated
     loss) ............................................            --              --             (8,966)
   Accumulated net realized gain/(loss) from
     investments and foreign exchange transactions,
     if any ...........................................     4,085,865       1,950,123          (2,873,499)
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any ............     4,378,197       2,785,933             946,890
                                                          -----------     -----------        ------------
   Net assets .........................................   $52,367,768     $20,625,687        $161,760,998
                                                          ===========     ===========        ============
INSTITUTIONAL CLASS
   Net assets .........................................   $52,367,768     $20,625,687        $161,760,998
                                                          -----------     -----------        ------------
   Shares outstanding. ................................     3,006,756         883,005          14,915,965
                                                          -----------     -----------        ------------
   Net asset value, offering and redemption
     price per share. .................................        $17.42          $23.36              $10.84
                                                          ===========     ===========        ============

----------
1  Includes  value of securities on loan as of August 31, 2005 of $2,590,318 and  $29,799,621  for the
   WPG Tudor Fund and WPG Core Bond Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

64 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                       FOR THE YEAR ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                       BP SMALL CAP  BP LONG/SHORT BP LARGE CAP   BP MID CAP    BP ALL-CAP
                                                       VALUE FUND II  EQUITY FUND   VALUE FUND    VALUE FUND    VALUE FUND
                                                       -----------    ----------    ----------   -----------    ---------
INVESTMENT INCOME
   Dividends(1) ...................................    $ 4,757,565    $ 1,051,230   $  761,194    $   498,721   $  139,292
   Interest .......................................        272,979        207,471       25,493         45,729        8,860
                                                       -----------    -----------  -----------    -----------   ----------
                                                         5,030,544      1,258,701      786,687        544,450      148,152
                                                       -----------    -----------  -----------    -----------   ----------
EXPENSES
   Advisory fees ..................................      5,553,173      2,170,944      325,038        421,550       83,834
   Administration fees and expenses ...............        536,990        138,241       82,931         85,032       78,536
   Administrative services fees ...................         43,032          9,355        4,197          5,103          812
   Transfer agent fees and expenses ...............        190,325         91,230       75,322         76,908       75,192
   Custodian fees and expenses ....................         69,242         43,033       20,518         17,646       26,120
   Printing .......................................        146,850         34,623        6,300          8,009        8,405
   Federal and state registration fees ............         56,693         28,805       24,865         25,604       23,805
   Audit and legal fees ...........................        125,575         32,226       21,918         26,077       14,003
   Distribution fees ..............................        762,236         47,442       27,425          8,498        4,154
   Directors' fees and expenses ...................         87,071         23,821       19,823         20,268       12,688
   Insurance ......................................         34,518          5,599        3,443          3,697          457
   Dividend expense on securities sold short ......             --        200,489           --             --           --
   Interest expense ...............................             --        403,477           --             --           --
   Other ..........................................          1,413            913        1,330            675        1,215
                                                       -----------    -----------  -----------    -----------   ----------
     Total expenses before waivers and
       reimbursements .............................      7,607,118      3,230,198      613,110        699,067      329,221
     Less: waivers and reimbursements .............        (33,847)      (166,629)    (152,258)      (163,631)    (220,274)
                                                       -----------    -----------  -----------    -----------   ----------
     Total expenses after waivers and
       reimbursements .............................      7,573,271      3,063,569      460,852        535,436      108,947
                                                       -----------    -----------  -----------    -----------   ----------
   Net investment income/(loss) ...................     (2,542,727)    (1,804,868)     325,835          9,014       39,205
                                                       -----------    -----------  -----------    -----------   ----------
NET REALIZED AND UNREALIZED  GAIN/(LOSS)
   ON INVESTMENTS
   Net realized gain/(loss) from:
     Investments ..................................     60,395,040     12,194,263    9,009,617(2)   6,790,336      667,012
     Investments sold short .......................             --      3,068,445           --             --           --
     Foreign currency related transactions ........             --             --           --             --           --
   Net change in unrealized appreciation/
     (depreciation) on investments ................     32,864,575      4,977,472   (1,228,931)     4,972,704      906,034
                                                       -----------    -----------  -----------    -----------   ----------
   Net realized and unrealized gain/(loss) from
     investments ..................................     93,259,615     20,240,180    7,780,686     11,763,040    1,573,046
                                                       -----------    -----------  -----------    -----------   ----------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ...................................    $90,716,888    $18,435,312  $ 8,106,521    $11,772,054   $1,612,251
                                                       ===========    ===========  ===========    ===========   ==========

----------
1  Net of foreign taxes of $9,490,  $4,410,  $8,576, $0 and $4,745 for the Small Cap Value Fund II, Long/Short Equity Fund,
   Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.
2  Includes realized gains of $1,185,294 as a result of an in-kind redemption (see note 9).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         ANNUAL REPORT 2005 | 65

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                       WPG                        WPG
                                                             WPG                     LARGE CAP                 CORE BOND
                                                         TUDOR FUND                 GROWTH FUND                   FUND
                                                  ------------------------  --------------------------  -------------------------
                                                    1/1/05-       1/1/04-     1/1/05-        1/1/04-      1/1/05-        1/1/04-
                                                    8/31/05      12/31/04     8/31/05       12/31/04      8/31/05       12/31/04
                                                  ----------   -----------  -----------    -----------  ----------    -----------
INVESTMENT INCOME
   Dividends(1) ...............................   $  428,647   $   562,399  $   144,381    $   596,407  $       --    $        --
   Interest ...................................          114        19,578           --             --   4,019,780      5,181,275
   Income from securities loaned net --
     Note 4 ...................................        6,871        10,919           --             --      17,239         23,887
                                                  ----------   -----------  -----------    -----------  ----------    -----------
                                                     435,632       592,896      144,381        596,407   4,037,019      5,205,162
                                                  ----------   -----------  -----------    -----------  ----------    -----------
EXPENSES
   Advisory fees ..............................      321,986       531,807      110,768        335,674     460,221        702,806
   Administration fees and expenses ...........       68,049        61,469       65,155         52,525     144,539             --
   Fund Accounting fees and expenses ..........           --        48,919           --         43,315          --        117,879
   Administrative services fees ...............        1,666            --        1,667             --       1,667             --
   Transfer agent fees and expenses ...........       85,870       102,847       59,168         81,323      33,787         55,041
   Custodian fees and expenses ................       13,913        21,741       15,485         14,592      30,106         34,414
   Printing ...................................       10,420        10,695       10,533          8,001       7,010          5,694
   Federal and state registration fees ........        7,349        21,793        8,741         23,187       7,398         18,845
   Audit and legal fees .......................       15,218        66,949       10,642         58,371      39,664        115,776
   Distribution fees ..........................        7,716         4,660        2,588          4,418       1,134          1,371
   Trustee fees and expenses ..................       12,432        17,811        6,609         17,601      12,380         21,024
   Directors and Officer's fees and
     expenses .................................        9,347         3,927        7,472          3,927      14,717          3,927
   Insurance ..................................        3,579        11,051        3,320          9,896       8,496         24,464
   Other ......................................        3,984        14,789        4,485         15,123       2,467         16,052
                                                  ----------   -----------  -----------    -----------  ----------    -----------
     Total expenses before waivers,
       reimbursements
       and fees payed indirectly ..............      561,529       918,458      306,633        667,953     763,586      1,117,293
     Less: waivers and reimbursements .........           --            --      (99,468)       (42,989)   (318,082)      (441,413)
     Less: fees paid indirectly -- Note 6 .....         (240)       (3,567)        (353)          (628)     (5,684)        (4,303)
                                                  ----------   -----------  -----------    -----------  ----------    -----------
     Total expenses after waivers,
       reimbursements
       and fees paid indirectly ...............      561,289       914,891      206,812        624,336     439,820        671,577
                                                  ----------   -----------  -----------    -----------  ----------    -----------
     Net investment income/(loss) .............     (125,657)     (321,995)     (62,431)       (27,929)  3,597,199      4,533,585
                                                  ----------   -----------  -----------    -----------  ----------    -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) from:
     Investments ..............................    3,615,810     8,271,211    1,419,150      4,122,924     441,009      3,861,876
   Net change in unrealized appreciation/
     (depreciation) on investments ............   (4,058,296)    2,202,592   (1,322,168)    (4,019,027)    260,838     (1,049,105)
                                                  ----------   -----------  -----------    -----------  ----------    -----------
   Net realized and unrealized gain from
     investments ..............................     (442,486)   10,473,803       96,982        103,897     701,847      2,812,771
                                                  ----------   -----------  -----------    -----------  ----------    -----------
   NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING FROM
     OPERATIONS ...............................   $ (568,143)  $10,151,808  $    34,551    $    75,968  $4,299,046    $ 7,346,356
                                                  ==========   ===========  ===========    ===========  ==========    ===========

----------
1  Net of foreign taxes of $418 for the period ended August 31, 2005 for the WPG Large Cap Growth Fund and $996 for the year ended
   December 31, 2004 for the WPG Tudor Fund.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

66 | ANNUAL REPORT 2005

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               BP SMALL CAP VALUE FUND II       BP LONG/SHORT EQUITY FUND
                                                             -------------------------------  --------------------------------
                                                                 FOR THE         FOR THE          FOR THE          FOR THE
                                                               YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             AUGUST 31, 2005 AUGUST 31, 2004  AUGUST 31, 2005  AUGUST 31, 2004
                                                             --------------- ---------------  ---------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ..........................   $  (2,542,727)   $ (3,328,246)  $  (1,804,868)    $(1,665,932)
   Net realized gain/(loss) from investments and
     foreign currency related transactions ...............      60,395,040      52,836,308      15,262,708       5,205,893
   Net change in unrealized appreciation/(depreciation)
     from investments and foreign currency related
     transactions ........................................      32,864,575       3,428,711       4,977,472      (1,907,109)
                                                              ------------    ------------    ------------     -----------
   Net increase/(decrease) in net assets resulting from
     operations ..........................................      90,716,888      52,936,773      18,435,312       1,632,852
                                                              ------------    ------------    ------------     -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ............              --              --              --              --
   Net investment income Investor shares .................              --              --              --              --
   Net realized capital gains Institutional shares .......     (16,833,864)     (1,196,652)             --              --
   Net realized capital gains Investor shares ............     (40,433,524)     (2,970,276)             --              --
                                                              ------------    ------------    ------------     -----------
   Total dividends and distributions to shareholders .....     (57,267,388)     (4,166,928)             --              --
                                                              ------------    ------------    ------------     -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 7) .................     (81,287,042)     33,882,663      33,413,538      (1,749,267)
                                                              ------------    ------------    ------------     -----------
   Total increase/(decrease) in net assets ...............     (47,837,542)     82,652,508      51,848,850        (116,415)
                                                              ------------    ------------    ------------     -----------
   NET ASSETS
   Beginning of period ...................................     460,628,901     377,976,393      72,615,263      72,731,678
                                                              ------------    ------------    ------------     -----------
   End of period* ........................................    $412,791,359    $460,628,901    $124,464,113     $72,615,263
                                                              ============    ============    ============     ===========



                                                                  BP LARGE CAP VALUE FUND             BP MID CAP VALUE FUND
                                                             --------------------------------  ----------------------    ---------
                                                                 FOR THE          FOR THE          FOR THE           FOR THE
                                                               YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                             AUGUST 31, 2005  AUGUST 31, 2004  AUGUST 31, 2005   AUGUST 31, 2004
                                                             ---------------  ---------------  ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ..........................    $    325,835      $  355,717       $     9,014      $     30,376
   Net realized gain/(loss) from investments and
     foreign currency related transactions ...............       9,009,617(1)    4,311,506         6,790,336        10,307,118
   Net change in unrealized appreciation/(depreciation)
     from investments and foreign currency related
     transactions ........................................      (1,228,931)      4,174,456         4,972,704        (2,720,095)
                                                              ------------     -----------       -----------      ------------
   Net increase/(decrease) in net assets resulting from
     operations ..........................................       8,106,521       8,841,679        11,772,054         7,617,399
                                                              ------------     -----------       -----------      ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ............        (298,564)       (415,914)          (53,180)         (282,692)
   Net investment income Investor shares .................         (57,149)        (40,176)               --           (10,717)
   Net realized capital gains Institutional shares .......              --              --        (7,602,216)               --
   Net realized capital gains Investor shares ............              --              --          (520,862)               --
                                                              ------------     -----------       -----------      ------------
   Total dividends and distributions to shareholders .....        (355,713)       (456,090)       (8,176,258)         (293,409)
                                                              ------------     -----------       -----------      ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 7) .................     (17,930,254)     (7,045,262)        9,994,214       (22,476,157)
                                                              ------------     -----------       -----------      ------------
   Total increase/(decrease) in net assets ...............     (10,179,446)      1,340,327        13,590,010       (15,152,167)
                                                              ------------     -----------       -----------      ------------
   NET ASSETS
   Beginning of period ...................................      50,178,286      48,837,959        45,058,963        60,211,130
                                                              ------------     -----------       -----------      ------------
   End of period* ........................................    $ 39,998,840     $50,178,286       $58,648,973      $ 45,058,963
                                                              ============     ===========       ===========      ============



                                                                     BP ALL-CAP VALUE FUND
                                                              ---------------------------------
                                                                  FOR THE           FOR THE
                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2005   AUGUST 31, 2004
                                                              ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ..........................     $    39,205       $   21,492
   Net realized gain/(loss) from investments and
     foreign currency related transactions ...............         667,012          315,617
   Net change in unrealized appreciation/(depreciation)
     from investments and foreign currency related
     transactions ........................................         906,034          461,867
                                                               -----------       ----------
   Net increase/(decrease) in net assets resulting from
     operations ..........................................       1,612,251          798,976
                                                               -----------       ----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ............         (22,144)         (20,303)
   Net investment income Investor shares .................          (2,806)            (385)
   Net realized capital gains Institutional shares .......        (254,040)              --
   Net realized capital gains Investor shares ............         (50,080)              --
                                                               -----------       ----------
   Total dividends and distributions to shareholders .....        (329,070)         (20,688)
                                                               -----------       ----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 7) .................       3,045,417        2,052,711
                                                               -----------       ----------
   Total increase/(decrease) in net assets ...............       4,328,598        2,830,999
                                                               -----------       ----------
   NET ASSETS
   Beginning of period ...................................       5,826,735        2,995,736
                                                               -----------       ----------
   End of period* ........................................     $10,155,333       $5,826,735
                                                               ===========       ==========

   *Includes undistributed net investment income/(loss) as follows:

                                                                 FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                             AUGUST 31, 2005    AUGUST 31, 2004
                                                             ---------------    ---------------
   BP Small Cap Value Fund II ............................      $    (--)          $     --
   BP Long/Short Equity Fund .............................            --                 --
   BP Large Cap Value Fund ...............................       325,835            355,715
   BP Mid Cap Value Fund Fund ............................            --             30,352
   BP All-Cap Value Fund .................................        15,059              9,757


----------
1 Includes realized gains of $1,185,294 as a result of an in-kind redemption (see note 9).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

68 and 69 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------


                                                                                            WPG TUDOR FUND
                                                                    -------------------------------------------------------------
                                                                          FOR THE
                                                                          PERIOD               FOR THE              FOR THE
                                                                    JANUARY 1, 2005 TO       YEAR ENDED            YEAR ENDED
                                                                      AUGUST 31, 2005     DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                    -------------------   -----------------     -----------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ..................................     $  (125,657)          $  (321,995)           $ (431,704)
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any .......................       3,615,810             8,271,211            15,641,291
   Net change in unrealized appreciation/(depreciation) from
     investments .................................................      (4,058,296)            2,202,592             4,672,884
                                                                       -----------           -----------           -----------
   Net increase/(decrease) in net assets resulting from
     operations ..................................................        (568,143)           10,151,808            19,882,471
                                                                       -----------           -----------           -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ....................              --                    --                    --
   Net realized capital gains Institutional shares ...............              --            (5,773,811)                   --
                                                                       -----------           -----------           -----------
   Total dividends and distributions to shareholders .............              --            (5,773,811)                   --
                                                                       -----------           -----------           -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 8) .........................      (4,851,034)           (4,872,647)           (9,306,237)
                                                                       -----------           -----------           -----------
   Total increase/(decrease) in net assets .......................      (5,419,177)             (494,650)           10,576,234
                                                                       -----------           -----------           -----------
   NET ASSETS
   Beginning of period ...........................................      57,786,945            58,281,595            47,705,361
                                                                       -----------           -----------           -----------
   End of period* ................................................     $52,367,768           $57,786,945           $58,281,595
                                                                       ===========           ===========           ===========



                                                                                    WPG LARGE CAP GROWTH FUND
                                                                   -----------------------------------------------------------
                                                                         FOR THE
                                                                         PERIOD              FOR THE              FOR THE
                                                                   JANUARY 1, 2005 TO      YEAR ENDED           YEAR ENDED
                                                                     AUGUST 31, 2005    DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                   ------------------   -----------------    -----------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ..................................     $   (62,431)        $   (27,929)         $  (245,554)
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any .......................       1,419,150           4,122,924            3,459,056
   Net change in unrealized appreciation/(depreciation) from
     investments .................................................      (1,322,168)         (4,018,355)           9,881,924
                                                                       -----------        ------------          -----------
   Net increase/(decrease) in net assets resulting from
     operations ..................................................          34,551              76,640           13,095,426
                                                                       -----------        ------------          -----------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ....................              --                  --                   --
   Net realized capital gains Institutional shares ...............              --          (3,205,905)                  --
                                                                       -----------        ------------          -----------
   Total dividends and distributions to shareholders .............              --          (3,205,905)                  --
                                                                       -----------        ------------          -----------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 8) .........................      (5,630,987)        (23,003,796)          (4,152,135)
                                                                       -----------        ------------          -----------
   Total increase/(decrease) in net assets .......................      (5,596,436)        (26,133,061)           8,943,291
                                                                       -----------        ------------          -----------
   NET ASSETS
   Beginning of period ...........................................      26,222,123          52,355,184           43,411,893
                                                                       -----------        ------------          -----------
   End of period* ................................................     $20,625,687        $ 26,222,123          $52,355,184
                                                                       ===========        ============          ===========



                                                                                         WPG CORE BOND FUND
                                                                     ----------------------------------------------------------
                                                                         FOR THE
                                                                          PERIOD               FOR THE             FOR THE
                                                                     ANUARY 1, 2005 TO       YEAR ENDED          YEAR ENDED
                                                                      AUGUST 31, 2005     DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                     -----------------    -----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) ..................................     $  3,597,199         $  4,533,585         $  3,340,117
   Net realized gain/(loss) from investments and
     foreign exchange transactions, if any .......................          441,009            3,861,876            2,945,818
   Net change in unrealized appreciation/(depreciation) from
     investments .................................................          260,838           (1,049,105)          (1,071,335)
                                                                       ------------         ------------         ------------
   Net increase/(decrease) in net assets resulting from
     operations ..................................................        4,299,046            7,346,356            5,214,600
                                                                       ------------         ------------         ------------
   LESS DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
   Net investment income Institutional shares ....................       (3,597,722)          (4,533,585)          (3,340,117)
   Net realized capital gains Institutional shares ...............               --                   --                   --
                                                                       ------------         ------------         ------------
   Total dividends and distributions to shareholders .............       (3,597,722)          (4,533,585)          (3,340,117)
                                                                       ------------         ------------         ------------
   INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL SHARE TRANSACTIONS (NOTE 8) .........................       16,711,133           (4,281,995)          38,682,577
                                                                       ------------         ------------         ------------
   Total increase/(decrease) in net assets .......................       17,412,457           (1,469,224)          40,557,060
                                                                       ------------         ------------         ------------
   NET ASSETS
   Beginning of period ...........................................      144,348,541          145,817,765          105,260,705
                                                                       ------------         ------------         ------------
   End of period* ................................................     $161,760,998         $144,348,541         $145,817,765
                                                                       ============         ============         ============

* Includes undistributed net investment income/(loss) as follows:

                                                                          FOR THE               FOR THE               FOR THE
                                                                       PERIOD ENDED           YEAR ENDED             YEAR ENDED
                                                                      AUGUST 31, 2005      DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                      ---------------      -----------------     -----------------
   WPG Tudor Fund ................................................          $    --              $(3,686)                $ --
   WPG Large Cap Growth Fund .....................................               --                   --                   --
   WPG Core Bond Fund ............................................           (8,966)              (8,443)                  --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

70 and 71 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS                            PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                       NET
                              NET                   REALIZED     DIVIDENDS   DISTRIBUTIONS    DISTRIBUTIONS
                             ASSET                     AND           TO            TO              TO                     NET
                             VALUE,     NET        UNREALIZED   SHAREHOLDERS  SHAREHOLDERS    SHAREHOLDERS               ASSET
                           BEGINNING INVESTMENT   GAIN/(LOSS)     FROM NET      FROM NET          FROM                   VALUE,
                               OF     INCOME/          ON        INVESTMENT     REALIZED       TAX RETURN   REDEMPTION   END OF
                             PERIOD   (LOSS)      INVESTMENTS      INCOME        GAINS         OF CAPITAL      FEES      PERIOD
----------------------------------------------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
--------------------------
  INSTITUTIONAL CLASS
  8/31/05                    $22.80    $(0.10)        $5.07       $   --         $(3.03)        $   --        $0.01      $24.75
  8/31/04                     20.19     (0.12)**       2.92**         --          (0.20)            --         0.01**     22.80
  8/31/03                     15.71     (0.09)**       4.55**         --             --(3)          --         0.02**     20.19
  8/31/02                     17.17     (0.13)**      (1.23)**        --          (0.21)            --         0.11**     15.71
  8/31/01                     11.39     (0.05)**       6.05**         --          (0.29)            --         0.07**     17.17
  INVESTOR CLASS
  8/31/05                    $22.53    $(0.17)        $5.01       $   --         $(3.03)        $   --        $0.01      $24.35
  8/31/04                     20.00     (0.18)**       2.90**         --          (0.20)            --         0.01**     22.53
  8/31/03                     15.61     (0.12)**       4.49**         --             --(3)          --         0.02**     20.00
  8/31/02                     17.09     (0.17)**      (1.21)**        --          (0.21)            --         0.11**     15.61
  8/31/01                     11.36     (0.09)**       6.04**         --          (0.29)            --         0.07**     17.09
----------------------------------------------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  8/31/05                    $14.70    $(0.25)        $3.43       $   --         $   --         $   --        $0.01      $17.89
  8/31/04                     14.31     (0.32)**       0.69**         --             --             --         0.02**     14.70
  8/31/03                     15.17     (0.28)**       0.10**         --          (0.51)         (0.20)        0.03**     14.31
  8/31/02                     15.88      0.05**       (0.31)**     (0.02)         (0.50)            --         0.07**     15.17
  8/31/01                     10.57      0.07**        5.14**      (0.13)            --             --         0.23**     15.88
  INVESTOR CLASS
  8/31/05                    $14.62    $(0.28)        $3.39       $   --         $   --         $   --        $0.01      $17.74
  8/31/04                     14.27     (0.36)**       0.69**         --             --             --         0.02**     14.62
  8/31/03                     15.13     (0.31)**       0.10**         --          (0.51)         (0.17)        0.03**     14.27
  8/31/02                     15.87      0.04**       (0.33)**     (0.01)         (0.50)            --         0.06**     15.13
  8/31/01                     10.57      0.03**        5.18**      (0.11)            --             --         0.20**     15.87
----------------------------------------------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
-----------------------
  INSTITUTIONAL CLASS
  8/31/05                    $12.67    $ 0.11**      $ 2.33**     $(0.11)       $    --         $   --         $ --      $15.00
  8/31/04                     10.84      0.09**        1.84**      (0.10)            --             --           --       12.67
  8/31/03                     10.33      0.09**        0.57**      (0.06)        (0.09)             --           --       10.84
  8/31/02                     13.52      0.08**       (1.54)**     (0.12)        (1.61)             --           --       10.33
  8/31/01                     12.82      0.12**        1.10**      (0.13)        (0.39)             --           --       13.52
  INVESTOR CLASS
  8/31/05                    $12.86    $ 0.08**      $ 2.36**     $(0.08)       $    --         $   --         $ --      $15.22
  8/31/04                     11.01      0.05**        1.88**      (0.08)            --             --           --       12.86
  8/31/03                     10.50      0.07**        0.57**      (0.04)        (0.09)             --           --       11.01
  8/31/02                     13.73      0.04**       (1.56)**     (0.10)        (1.61)             --           --       10.50
  8/31/01                     13.02      0.09**        1.13**      (0.12)        (0.39)             --           --       13.73
----------------------------------------------------------------------------------------------------------------------------------



                                                         RATIO OF            RATIO OF
                                                        EXPENSES TO        EXPENSES TO
                                                        AVERAGE NET        AVERAGE NET
                                             NET        ASSETS WITH         ASSETS WITH
                                           ASSETS,      WAIVERS AND         WAIVERS AND
                               TOTAL        END OF    REIMBURSEMENTS      REIMBURSEMENTS
                             INVESTMENT     PERIOD      (INCLUDING          (EXCLUDING
                            RETURN(1,2)     (000)    DIVIDEND EXPENSE)  DIVIDEND EXPENSE)
-----------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
--------------------------
  INSTITUTIONAL CLASS
  8/31/05                       22.65%     $138,143        1.53%                 --%
  8/31/04                       13.96       133,060        1.49                  --
  8/31/03                       28.55        98,383        1.55                  --
  8/31/02                       (7.39)       40,475        1.55                  --
  8/31/01                       54.57        21,547        1.55                  --
  INVESTOR CLASS
  8/31/05                       22.32%     $274,648        1.78%                 --%
  8/31/04                       13.69       327,569        1.74                  --
  8/31/03                       28.16       279,593        1.80                  --
  8/31/02                       (7.54)      253,838        1.79                  --
  8/31/01                       54.27       230,507        1.77                  --
-----------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  8/31/05                       21.70%     $ 99,748        3.13%               2.92%
  8/31/04                        2.73        58,293        3.02                2.50
  8/31/03                       (1.13)       57,351        3.05                2.50
  8/31/02                       (1.17)       65,951        3.04                2.50
  8/31/01                       51.85        25,857        3.22                2.50
  INVESTOR CLASS
  8/31/05                       21.34%     $ 24,716        3.37%               3.17%
  8/31/04                        2.45        14,322        3.27                2.75
  8/31/03                       (1.32)       15,381        3.32                2.75
  8/31/02                       (1.44)       49,284        3.29                2.75
  8/31/01                       51.51        11,244        3.44                2.72
-----------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
-----------------------
  INSTITUTIONAL CLASS
  8/31/05                       19.30%     $ 27,172        1.00%                   %
  8/31/04                       17.87        42,066        1.00                  --
  8/31/03                        6.54        43,722        1.00                  --
  8/31/02                      (12.67)       45,067        1.00                  --
  8/31/01                        9.65        40,368        1.00                  --
  INVESTOR CLASS
  8/31/05                       19.04%     $ 12,827        1.25%                 --%
  8/31/04                       17.53         8,112        1.25                  --
  8/31/03                        6.22         5,116        1.25                  --
  8/31/02                      (12.87)        7,893        1.25
  8/31/01                        9.45         3,746        1.22                  --
-----------------------------------------------------------------------------------------



                                  RATIO OF            RATIO OF       RATIOS OF NET
                                EXPENSES TO         EXPENSES TO        INVESTMENT
                                AVERAGE NET         AVERAGE NET        INCOME TO
                              ASSETS WITHOUT      ASSETS WITHOUT         AVERAGE
                                WAIVERS AND         WAIVERS AND       NET ASSETS
                               REIMBURSEMENTS      REIMBURSEMENTS    WITH WAIVERS     PORTFOLIO
                                 (EXCLUDING          (INCLUDING          AND           TURNOVER
                             DIVIDEND EXPENSE)   DIVIDEND EXPENSE)  REIMBURSEMENTS       RATE
-----------------------------------------------------------------------------------------------
BP SMALL CAP VALUE FUND II
--------------------------
  INSTITUTIONAL CLASS
  8/31/05                            --%                1.54%           (0.42)%          37.61%
  8/31/04                            --                 1.49            (0.53)           47.06
  8/31/03                            --                 1.79            (0.54)           72.72
  8/31/02                            --                 1.71            (0.76)          119.30
  8/31/01                            --                 2.03            (0.32)           35.50
  INVESTOR CLASS
  8/31/05                            --%                1.79%           (0.64)%          37.61%
  8/31/04                            --                 1.74            (0.77)           47.06
  8/31/03                            --                 2.04            (0.77)           72.72
  8/31/02                            --                 1.92            (1.00)          119.30
  8/31/01                            --                 2.13            (0.54)           35.50
-----------------------------------------------------------------------------------------------
BP LONG/SHORT EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  8/31/05                          3.09%                3.30%           (1.82)%         107.14%
  8/31/04                          2.68                 3.20            (2.26)          239.06
  8/31/03                          2.90                 3.44            (1.94)          282.36
  8/31/02                          2.85                 3.39             0.30           219.52
  8/31/01                          4.25                 4.97             0.46           332.25
  INVESTOR CLASS
  8/31/05                          3.34%                3.55%           (2.07)%         107.14%
  8/31/04                          2.93                 3.45            (2.50)          239.06
  8/31/03                          3.12                 3.69            (2.13)          282.36
  8/31/02                          3.06                 3.60             0.27           219.52
  8/31/01                          4.35                 5.07             0.24           332.25
-----------------------------------------------------------------------------------------------
BP LARGE CAP VALUE FUND
-----------------------
  INSTITUTIONAL CLASS
  8/31/05                              %                1.35%            0.83%           76.91%
  8/31/04                            --                 1.22             0.73            47.21
  8/31/03                            --                 1.41             0.94            81.13
  8/31/02                            --                 1.40             0.62            88.65
  8/31/01                            --                 1.43             0.89           105.71
  INVESTOR CLASS
  8/31/05                            --%                1.61%            0.53%           76.91%
  8/31/04                            --                 1.47             0.43            47.21
  8/31/03                            --                 1.66             0.66            81.13
  8/31/02                            --                 1.61             0.37            88.65
  8/31/01                            --                 1.53             0.67           105.71
-----------------------------------------------------------------------------------------------

**  Calculated based on average shares outstanding for the period.
1   Total  return is  calculated  assuming a  purchase  of shares on the first day and a sale of shares on the last day of each period reported and includes  reinvestments  of dividends and distributions, if any.
2   Redemption fees are reflected in total return calculations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

72 AND 73 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                       NET
                              NET                   REALIZED     DIVIDENDS   DISTRIBUTIONS    DISTRIBUTIONS
                             ASSET                     AND           TO           TO               TO                     NET
                             VALUE,      NET       UNREALIZED   SHAREHOLDERS  SHAREHOLDERS    SHAREHOLDERS               ASSET
                           BEGINNING INVESTMENT   GAIN/(LOSS)     FROM NET      FROM NET          FROM                   VALUE,
                               OF      INCOME/         ON        INVESTMENT     REALIZED       TAX RETURN   REDEMPTION   END OF
                             PERIOD    (LOSS)     INVESTMENTS      INCOME        GAINS         OF CAPITAL      FEES      PERIOD
----------------------------------------------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  8/31/05                    $13.16    $   --(2)     $  3.22      $(0.01)        $(2.35)        $   --        $  --      $14.02
  8/31/04                     11.57      0.01**         1.65**     (0.07)            --             --           --       13.16
  8/31/03                      9.69      0.05**         1.83**        --(2)          --             --           --       11.57
  8/31/02                     12.55      0.00**        (0.94)**    (0.06)         (1.86)            --                     9.69
  8/31/01                     11.66      0.04**         0.91**     (0.06)             0             --                    12.55
  INVESTOR CLASS
  8/31/05                    $13.02    $   --(2)     $  3.13      $   --         $(2.35)        $   --        $  --      $13.80
  8/31/04                     11.43     (0.02)**        1.65**     (0.04)            --             --           --       13.02
  8/31/03                      9.58      0.02**         1.83**        --             --             --           --       11.43
  8/31/02                     12.43     (0.02)**       (0.94)**    (0.03)         (1.86)            --           --        9.58
  8/31/01                     11.55      0.01**         0.91**     (0.04)            --             --           --       12.43
-------------------------------------------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  8/31/05                    $13.29    $ 0.07        $ 2.83       $(0.05)       $(0.60)         $   --        $  --      $15.54
  8/31/04                     10.82      0.06          2.48        (0.07)            --             --           --       13.29
  8/31/03                      9.45      0.06          1.34        (0.03)            --             --           --       10.82
  7/1/02* to 8/31/02          10.00        --         (0.55)          --             --             --           --        9.45

  INVESTOR CLASS
  8/31/05                    $13.26    $ 0.03        $ 2.83       $(0.03)       $(0.60)         $   --        $  --      $15.49
  8/31/04                     10.80      0.02          2.48        (0.04)            --             --           --       13.26
  8/31/03                      9.44      0.04          1.34        (0.02)            --             --           --       10.80
  7/1/02* to 8/31/02          10.00        --         (0.56)          --             --             --           --        9.44

-------------------------------------------------------------------------------------------------------------------------------
WPG TUDOR FUND
--------------
  INSTITUTIONAL CLASS
  8/31/05(3)                 $17.55    $(0.04)       $(0.09)      $   --         $   --         $   --        $  --      $17.42
  12/31/04                    16.34        --          3.11           --          (1.90)            --           --       17.55
  12/31/03                    11.24        --          5.10           --             --             --           --       16.34
  12/31/02                    15.21        --         (3.97)          --             --             --           --       11.24
  12/31/01                    18.41        --         (2.73)          --          (0.47)            --           --       15.21
  12/31/00                    22.91        --         (1.50)          --          (3.00)            --           --       18.41
-------------------------------------------------------------------------------------------------------------------------------



                                                         RATIO OF            RATIO OF
                                                        EXPENSES TO        EXPENSES TO
                                                        AVERAGE NET        AVERAGE NET
                                             NET       ASSETS WITH         ASSETS WITH
                                           ASSETS,     WAIVERS AND         WAIVERS AND
                               TOTAL        END OF    REIMBURSEMENTS      REIMBURSEMENTS
                             INVESTMENT     PERIOD      (INCLUDING          (EXCLUDING
                              RETURN(1)     (000)    DIVIDEND EXPENSE)  DIVIDEND EXPENSE)
-----------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  8/31/05                       25.97%    $ 54,187         1.00%               --%
  8/31/04                       14.39       42,240         1.00                --
  8/31/03                       19.41       57,052         1.00                --
  8/31/02                       (8.97)      50,073         1.00                --
  8/31/01                        8.23      116,605         1.00                --
  INVESTOR CLASS
  8/31/05                       25.47%    $  4,462         1.25%               --%
  8/31/04                       14.08        2,819         1.25                --
  8/31/03                       19.31        3,159         1.25                --
  8/31/02                       (9.26)       6,232         1.25                --
  8/31/01                        7.96        1,787         1.22                --
-----------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  8/31/05                       22.33%    $  7,315         1.25%               --%
  8/31/04                       23.50        5,177         1.25                --
  8/31/03                       14.84        2,890         1.25                --
  7/1/02* to 8/31/02            (5.50)       1,810         1.25(2)             --

  INVESTOR CLASS
  8/31/05                       22.06%    $  2,840         1.50%               --%
  8/31/04                       23.13          649         1.50                --
  8/31/03                       14.63          106         1.50                --
  7/1/02* to 8/31/02            (5.60)          84         1.50(2)             --

-----------------------------------------------------------------------------------------
WPG TUDOR FUND
--------------
  INSTITUTIONAL CLASS
  8/31/05(3)                    (0.74)%   $ 52,368         1.57%               --%
  12/31/04                      19.35       57,787         1.55                --
  12/31/03                      45.37       58,282         1.68                --
  12/31/02                     (26.10)      47,705         1.54                --
  12/31/01                     (14.78)      71,324         1.38                --
  12/31/00                      (5.20)      94,418         1.28                --
-----------------------------------------------------------------------------------------



                                  RATIO OF            RATIO OF       RATIOS OF NET
                                EXPENSES TO         EXPENSES TO        INVESTMENT
                                AVERAGE NET         AVERAGE NET        INCOME TO
                              ASSETS WITHOUT      ASSETS WITHOUT         AVERAGE
                                WAIVERS AND         WAIVERS AND       NET ASSETS
                               REIMBURSEMENTS      REIMBURSEMENTS    WITH WAIVERS     PORTFOLIO
                                 (EXCLUDING          (INCLUDING          AND           TURNOVER
                             DIVIDEND EXPENSE)   DIVIDEND EXPENSE)  REIMBURSEMENTS       RATE
-----------------------------------------------------------------------------------------------
BP MID CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  8/31/05                               --%              1.31%           0.03%           74.08%
  8/31/04                               --               1.26            0.07            67.40
  8/31/03                               --               1.40            0.55            77.87
  8/31/02                               --               1.33            0.01            99.23
  8/31/01                               --               1.30            0.29           234.52
  INVESTOR CLASS
  8/31/05                               --%              1.56%          (0.22)%          74.08%
  8/31/04                               --               1.51           (0.18)           67.40
  8/31/03                               --               1.65            0.21            77.87
  8/31/02                               --               1.57           (0.18)           99.23
  8/31/01                               --               1.40            0.07           234.52
-----------------------------------------------------------------------------------------------
BP ALL-CAP VALUE FUND
---------------------
  INSTITUTIONAL CLASS
  8/31/05                               --%              3.90%           0.53%           28.72%
  8/31/04                               --               5.82            0.51            27.40
  8/31/03                               --               9.49            0.62            38.36
  7/1/02* to 8/31/02                    --              14.54(2)         0.16(2)          6.61(2)

  INVESTOR CLASS
  8/31/05                               --%              4.04%           0.20%           28.72%
  8/31/04                               --               5.84            0.14            27.40
  8/31/03                               --               9.88            0.41            38.36
  7/1/02* to 8/31/02                    --              15.34(2)        (0.01)(2)         6.61(2)
------------------------------------------------------------------------------------------------
WPG TUDOR FUND
--------------
  INSTITUTIONAL CLASS
  8/31/05(3)                            --%              1.57%(4)       (0.35)%         135.85%
  12/31/04                              --               1.55           (0.55)          159.20
  12/31/03                              --               1.68            0.83           228.30
  12/31/02                              --               1.54           (0.81)          105.60
  12/31/01                              --               1.38            0.11           128.10
  12/31/00                              --               1.28           (0.22)           84.00
-----------------------------------------------------------------------------------------------

----------
*  Commencement of operations.
** Calculated based on average shares outstanding for the period.
1  Total  return is  calculated  assuming  a  purchase  of shares on the first day and a sale of shares on the last day of each period  reported and includes  reinvestments  of dividends and distributions, if any.
2  Amount is less than $.01 per share.
3  For the short-year period January 1, 2005 through August 31, 2005.
4  Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not significantly differ.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

74 AND 75 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (continued)                PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                       NET
                              NET                   REALIZED     DIVIDENDS   DISTRIBUTIONS    DISTRIBUTIONS
                             ASSET                     AND           TO           TO               TO                     NET
                             VALUE,     NET        UNREALIZED   SHAREHOLDERS  SHAREHOLDERS    SHAREHOLDERS               ASSET
                           BEGINNING INVESTMENT   GAIN/(LOSS)     FROM NET      FROM NET          FROM                   VALUE,
                               OF     INCOME/          ON        INVESTMENT     REALIZED       TAX RETURN   REDEMPTION   END OF
                             PERIOD   (LOSS)      INVESTMENTS      INCOME        GAINS         OF CAPITAL      FEES      PERIOD

----------------------------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
-------------------------
  INSTITUTIONAL CLASS
  8/31/05(2)                 $23.10    $(0.07)       $ 0.33       $   --        $    --           $ --         $ --     $23.36
  12/31/04                    25.27        --          0.93           --          (3.10)            --           --      23.10
  12/31/03                    19.16        --          6.11           --             --             --           --      25.27
  12/31/02                    26.46        --         (7.30)          --             --             --           --      19.16
  12/31/01                    33.60     (0.01)        (6.86)          --          (0.27)            --           --      26.46
  12/31/00                    39.88      0.01         (0.94)          --          (5.35)            --           --      33.60

--------------------------------------------------------------------------------------------------------------------------------
 WPG CORE BOND FUND
 ------------------
  INSTITUTIONAL CLASS
  8/31/05(2)                 $10.81    $ 0.25        $ 0.03       $(0.25)        $   --           $ --         $ --     $10.84
  12/31/04                    10.66      0.31          0.15        (0.31)            --             --           --      10.81
  12/31/03                    10.44      0.30          0.22        (0.30)            --             --           --      10.66
  12/31/02                     9.80      0.40          0.64        (0.40)            --             --           --      10.44
  12/31/01                     9.40      0.49          0.40        (0.49)            --             --           --       9.80
  12/31/00                     9.07      0.60          0.33        (0.60)            --             --           --       9.40
----------------------------------------------------------------------------------------------------------------------------------



                                                        RATIO OF            RATIO OF
                                                       EXPENSES TO        EXPENSES TO
                                                       AVERAGE NET        AVERAGE NET
                                           NET         ASSETS WITH         ASSETS WITH
                                          ASSETS,      WAIVERS AND         WAIVERS AND
                               TOTAL      END OF     REIMBURSEMENTS      REIMBURSEMENTS
                             INVESTMENT   PERIOD       (INCLUDING          (EXCLUDING
                              RETURN(1)    (000)    DIVIDEND EXPENSE)  DIVIDEND EXPENSE)
-----------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
-------------------------
  INSTITUTIONAL CLASS
  8/31/05(2)                   1.13%     $ 20,626         1.40%               --%
  12/31/04                     3.82        26,222         1.40                --
  12/31/03                    31.89        52,355         1.44                --
  12/31/02                   (27.59)       43,412         1.25                --
  12/31/01                   (20.45)       74,931         1.14                --
  12/31/00                    (1.68)      109,347         1.01                --

-----------------------------------------------------------------------------------------
 WPG CORE BOND FUND
 ------------------
  INSTITUTIONAL CLASS
  8/31/05(2)                   2.65%     $161,761         0.43%               --%
  12/31/04                     4.38       144,349         0.43                --
  12/31/03                     5.04       145,818         0.45                --
  12/31/02                    10.87       105,261         0.50                --
  12/31/01                     9.64       123,797         0.50                --
  12/31/00                    10.66       114,547         0.50                --
-----------------------------------------------------------------------------------------



                                  RATIO OF            RATIO OF       RATIOS OF NET
                                EXPENSES TO         EXPENSES TO        INVESTMENT
                                AVERAGE NET         AVERAGE NET        INCOME TO
                              ASSETS WITHOUT      ASSETS WITHOUT         AVERAGE
                                WAIVERS AND         WAIVERS AND       NET ASSETS
                               REIMBURSEMENTS      REIMBURSEMENTS    WITH WAIVERS     PORTFOLIO
                                 (EXCLUDING          (INCLUDING          AND           TURNOVER
                             DIVIDEND EXPENSE)   DIVIDEND EXPENSE)  REIMBURSEMENTS       RATE
--------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
-------------------------
  INSTITUTIONAL CLASS
  8/31/05 2                          --%               2.08%(3)         (0.42)%         100.01%(5)
  12/31/04                           --                1.50             (0.06)          138.70
  12/31/03                           --                1.44             (0.52)          126.80
  12/31/02                           --                1.25             (0.42)          107.90
  12/31/01                           --                1.14             (0.11)           56.40
  12/31/00                           --                1.01             (0.03)           78.20
--------------------------------------------------------------------------------------------------
 WPG CORE BOND FUND
 ------------------
  INSTITUTIONAL CLASS
  8/31/05 2                          --%               0.75%(3)          3.52%          602.95%(4,5)
  12/31/04                           --                0.71              2.90           805.80
  12/31/03                           --                0.75              2.81           561.80
  12/31/02                           --                0.83              4.02           539.20
  12/31/01                           --                0.81              5.04           431.50
  12/31/00                           --                0.79              6.58           509.00
--------------------------------------------------------------------------------------------------

----------
1  Total return is  calculated  assuming a purchase of shares on the first day and a sale of shares on  the  last  day  of  each  period  reported  and  includes  reinvestments  of  dividends  and distributions, if any.
2  For the short-year period January 1, 2005 through August 31, 2005.
3  Excludes the effects of fees paid  indirectly.  Had such offsets been included,  the ratio would not significantly differ.
4  The portfolio  turnover  rates  excluding  mortgage  dollar roll  transactions  were 295.21% and
   573.60% for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.
5  Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

76 AND 77 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Large Cap Value Fund ("BP Large Cap Value Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund"), Robeco WPG Tudor Fund ("WPG Tudor Fund"), Robeco WPG Large Cap Growth Fund ("WPG Large Cap Growth Fund") and Robeco WPG Core Bond Fund ("WPG Core Bond Fund") (each a "Fund", collectively the "Funds"). As of August 31, 2005, the Boston Partners Funds each offer two classes of shares, Institutional Class and Investor Class while the WPG Funds are single class funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     On December 16, 2005, the Board of Trustees of the WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, a series of Weiss, Peck and Greer Funds Trust (each a "Fund" and collectively, the "Funds"), approved an Agreement and Plan of Reorganization between each Fund and The RBB Fund, Inc., a Maryland corporation (the "Company"), that provides for the tax-free reorganization of the Funds into newly created portfolios of the Company (the "New Funds"). Each Agreement and Plan of Reorganization was submitted to a vote of shareholders of the Funds at a meeting held on April 27, 2005. The Agreement and Plan of Reorganization was approved by the shareholders, and, effective after the close of business on April 29, 2005, all of the assets and liabilities of the WPG Funds have been transferred, in a tax-free exchange, to the New Funds and the shareholders of the Funds have become shareholders of the New Funds.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Company's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the begin-

78 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

ning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for all Funds with the exception of the WPG Core Bond Fund which declares daily and pays monthly dividends from net investment income. Income and capital gain distributions  are  determined  in  accordance  with  U.S.  federal  income  tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     SHORT SALES -- In the BP Long/Short Equity Fund and the BP All-Cap Value Fund, when the Investment Adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     OPTIONS -- The BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

                                                         ANNUAL REPORT 2005 | 79

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     The BP All-Cap Value Fund had transactions in options written during year ended August 31, 2005 as follows:


                                                        NUMBER OF      PREMIUMS
                                                        CONTRACTS      RECEIVED
                                                        ---------      --------
Options outstanding at August 31, 2004                      173        $ 31,266
Options written                                             155          44,087
Options terminated in closing purchase transactions         (17)         (4,524)
Options expired                                              --              --
Options exercised                                          (222)        (39,713)
                                                          -----        --------
Options outstanding at August 31, 2005                       89        $ 31,116
                                                          =====        ========

     FUTURES -- The WPG Tudor Fund and the WPG Core Bond Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At August 31, 2005, the Funds did not hold any futures.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At August 31, 2005, the Funds did not hold any forward currency contracts.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     LINE OF CREDIT -- Each Robeco Boston Partners Fund may borrow an amount up to its prospectus-defined limitations, from a committed line of credit of $5,000,000 available to the Funds in the Robeco Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Funds had no outstanding borrowings at August 31, 2005 or at any time during the year ended August 31, 2005.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners, a wholly owned subsidiary of Robeco Investment Management, USA, serves as the BP Funds' Investment Adviser. For its advisory services, Boston Partners is entitled to receive 1.25% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.75% of the BP Large Cap Value Fund's average daily net assets, 0.80% of the BP Mid Cap Value Fund's average daily net assets and 1.00% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly.

80 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Boston Partners has contractually agreed to limit a Fund's total operating expenses to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on the average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. The BP Funds will not pay the adviser at a later time for any amounts waived or any amounts assumed.

FUND                                               INSTITUTIONAL       INVESTOR
----                                               -------------       --------
BP Small Cap Value Fund II                                1.55%           1.80%
BP Long/Short Equity Fund                                 2.50%*          2.75%*
BP Large Cap Value Fund                                   1.00%           1.25%
BP Mid Cap Value Fund                                     1,00%           1.25%
BP All-Cap Value Fund                                     1.25%           1.50%

*Excluding short sale dividend expense.

     Weiss, Peck & Greer ("WPG"), a wholly owned subsidiary of Robeco Investment Management, USA, serves as the WPG Funds' Investment Adviser. The annual advisory fees of each WPG Fund are as follows, and are paid monthly:

     WPG Tudor                   .90% of net assets up to $300 million
                                 .80% of net assets $300 million to $500 million
                                 .75% of net assets in excess of $500 million
     WPG Large Cap Growth        .75% of net assets
     WPG Core Bond               .45% of net assets

     WPG has agreed to cap operating expenses and may not discontinue or modify the cap without the approval of the Funds' directors. The WPG Tudor Fund's expenses are capped at 1.70%, WPG Large Cap Growth Fund's expenses are capped at 1.40%, and WPG Core Bond Fund's expenses are capped at 0.43%. Pursuant to an agreement, beginning in 2004, WPG may seek reimbursement from the WPG Tudor Fund and WPG Large Cap Growth Fund for expenses waived by WPG during the prior two years to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At August 31, 2005, the amounts potentially recoverable by WPG from the WPG Large Cap Growth Fund pursuant to this agreement are $42,989 expiring December 31, 2006 and $54,529 expiring April 29, 2007.

     For the year ended August 31, 2005, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                               GROSS                                    NET                EXPENSE
FUND                                       ADVISORY FEES          WAIVERS          ADVISORY FEES        REIMBURSEMENT
----                                       -------------        ----------         -------------        -------------
BP Small Cap Value Fund II                   $5,553,173         $ (33,847)          $5,519,326             $     --
BP Long/Short Equity Fund                     2,170,944          (166,629)           2,004,315                   --
BP Large Cap Value Fund                         325,038          (152,258)             172,780                   --
BP Mid Cap Value Fund                           421,550          (163,631)             257,919                   --
BP All-Cap Value Fund                            83,834           (83,834)                 --               136,440
WPG Tudor Fund                                  321,986                --              321,986                   --
WPG Large Cap Growth Fund                       110,768           (99,468)              11,300                   --
WPG Core Bond Fund                              460,221          (318,082)             142,139                   --

     As of August 31, 2005, Boston Partners held 24% of the outstanding shares of the BP All-Cap Value Fund.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing accounting and administration services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Funds' first $200 million of average net assets; and 0.095% of average net assets in excess of $200 million with a minimum monthly fee of $5,333.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is charged to all funds in proportion to their net assets of the RBB funds. For the year or period ended August 31, 2005 the Funds' portions of this fee were $69,480, $13,688, $6,395, $7,885, $1,344, $9,895, $8,399 and $14,771 for the BP
Small Cap Value Fund II, BP Long/Short Equity Fund, BP Large Cap Value Fund, BP Mid Cap Value Fund, BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, respectively.

     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC receives a fee at the annual rate of $10 per account in the Fund, with a minimum monthly fee of $3,000 per class payable monthly on a pro rata basis, exclusive of out-of-pocket expenses, and also receives a reimbursement of its out-of-pocket expenses.

                                                         ANNUAL REPORT 2005 | 81

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive an annual fee of $62,500 from the BP Funds which is allocated to the BP Funds in proportion to their net assets. PFPC Distributors, Inc. is entited to receive an annual fee of $5,000 per Fund from the WPG Funds.

     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodian services to the BP Funds. As compensation for such custodian services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.010% of the Funds' average daily gross assets or a minimum monthly fee of $1,000.

     At August 31, 2005, PFPC and its affiliates were due fees for their services of $82,514, $30,074, $16,800, $16,812, $15,205, $17,822, $12,978 and
$11,070 from the BP Small Cap Value Fund II, BP Long/Short Equity Fund, BP Large Cap Value Fund, BP Mid Cap Value Fund, BP All-Cap Value Fund, WPG Tudor Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, respectively.

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                   INVESTMENT SECURITIES
                                             -------------------------------
FUND                                            PURCHASES           SALES
----                                         ------------       ------------
BP Small Cap Value Fund II                   $160,807,120       $300,998,088
BP Long/Short Equity Fund                     129,016,947         98,295,278
BP Large Cap Value Fund                        31,965,373         40,985,201
BP Mid Cap Value Fund                          37,455,057         37,236,341
BP All-Cap Value Fund                           5,285,777          2,289,845
WPG Core Bond Fund                            796,236,022        782,573,744
WPG Large Cap Growth Fund                      14,832,348         20,786,673
WPG Tudor Fund                                 47,171,732         51,288,698

     Purchases and sales of long-term U.S. government obligations were:

FUND                                            PURCHASES           SALES
----                                         ------------       ------------
WPG Core Bond Fund                           $680,893,222       $659,079,647

4.   SECURITIES LENDING (WPG TUDOR FUND AND WPG CORE BOND FUND)

     At August 31, 2005, the WPG Tudor Fund loaned securities valued at $2,590,318 (including accrued interest). For collateral the WPG Tudor Fund received a letter of credit from Danske Bank in an amount equal to $2,750,000. At August 31, 2005, the WPG Core Bond Fund loaned securities with maturity dates ranging from 11/15/21 to 11/15/27 and interest rates ranging from 0% to 6.25% valued at $29,799,621 (including accrued interest). For collateral, the WPG Core Bond Fund received U.S. Treasury securities which were valued at $30,817,332. For the period ended August 31, 2005, the WPG Tudor Fund earned $6,871 and the WPG Core Bond Fund earned $17,239 in securities lending fees, net of custodian expenses. Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.

5.   MORTGAGE DOLLAR ROLLS (WPG CORE BOND FUND)

     The WPG Core Bond Fund may enter into mortgage dollar rolls in which WPG Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The WPG Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The WPG Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the WPG Core Bond Fund's right to repurchase or sell securities may be limited.

82 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

6.  CUSTODIAN  FEES (WPG TUDOR FUND, WPG LARGE CAP GROWTH FUND AND WPG CORE BOND
FUND)

     Each WPG Fund has entered into an expense offset agreement with its custodian, Boston Safe Deposit and Trust Company, wherein it receives a credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the period ended August 31, 2005, the Funds' custodian fees and related offset were as follows:

FUND                                            CUSTODIAN FEE     OFFSET CREDIT
----                                            ------------      -------------
WPG Tudor Fund                                     $13,913            $  240
WPG Large Cap Growth Fund                           15,485               353
WPG Core Bond Fund                                  30,106             5,684

     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

7.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2005, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                                             BP SMALL CAP VALUE FUND II
                                                            ----------------------------------------------------------
                                                                       FOR THE                       FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2005               AUGUST 31, 2004
                                                             ---------------------------    ----------------------------
                                                                SHARES          VALUE          SHARES           VALUE
                                                             ----------    -------------    -----------     ------------
INSTITUTIONAL CLASS
   Sales ...........................................            777,812    $  18,327,856      2,387,080     $ 53,304,432
   Repurchases .....................................         (1,687,171)     (40,024,300)    (1,473,382)     (33,782,982)
   Redemption Fees* ................................                 --           43,603             --           84,971
   Reinvestments ...................................            656,191       15,282,691         48,875        1,094,808
                                                             ----------    -------------    -----------     ------------
Net Increase / (Decrease) ..........................           (253,168)    $ (6,370,150)       962,573     $ 20,701,229
                                                             ==========    =============    ===========     ============
INVESTOR CLASS
   Sales ...........................................          1,070,961    $  24,915,496      3,838,683     $ 87,385,969
   Repurchases .....................................         (6,064,815)    (139,675,678)    (3,407,848)     (77,326,018)
   Redemption Fees* ................................                 --           98,569             --          212,236
   Reinvestments ...................................          1,731,042       39,744,721        131,225        2,909,247
                                                             ----------    -------------    -----------     ------------
Net Increase / (Decrease) ..........................         (3,262,812)   $ (74,916,892)       562,060     $ 13,181,434
                                                             ==========    =============    ===========     ============



                                                                              BP LONG/SHORT EQUITY FUND
                                                             ---------------------------------------------------------
                                                                       FOR THE                       FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2005               AUGUST 31, 2004
                                                             -------------------------     ---------------------------
                                                                SHARES         VALUE          SHARES          VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
   Sales ...........................................          2,751,092   $ 44,635,106      2,351,039     $ 33,801,598
   Repurchases .....................................         (1,139,281)   (18,057,317)    (2,393,312)     (34,290,765)
   Redemption Fees* ................................                 --         27,144             --           77,888
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) ..........................          1,611,811   $ 26,604,933        (42,273)    $   (411,279)
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
   Sales ...........................................            556,860   $  9,076,329        437,505     $  6,280,742
   Repurchases .....................................           (143,392)    (2,274,376)      (536,016)      (7,637,790)
   Redemption Fees* ................................                 --          6,652             --           19,060
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) ..........................            413,468   $  6,808,605        (98,511)    $ (1,337,988)
                                                             ==========   ============     ==========     ============

                                                         ANNUAL REPORT 2005 | 83

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                                                               BP LARGE CAP VALUE FUND
                                                             ---------------------------------------------------------
                                                                       FOR THE                       FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2005               AUGUST 31, 2004
                                                             -------------------------     ---------------------------
                                                                SHARES         VALUE          SHARES          VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
   Sales ...........................................            330,361   $  4,604,925        339,870     $  4,050,338
   Repurchases .....................................         (1,861,228)   (25,796,464)    (1,087,011)     (13,535,453)
   Reinvestments ...................................             21,384        297,875         34,867          415,263
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) ..........................         (1,509,483)  $(20,893,664)      (712,274)    $ (9,069,852)
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
   Sales ...........................................            402,140   $  5,703,289        354,277     $  4,391,409
   Repurchases .....................................           (194,274)    (2,796,981)      (191,544)      (2,406,983)
   Reinvestments ...................................              4,032         57,102          3,317           40,164
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) ..........................            211,898   $  2,963,410        166,050     $  2,024,590
                                                             ==========   ============     ==========     ============


                                                                                BP MID CAP VALUE FUND
                                                               -------------------------------------------------------
                                                                       FOR THE                       FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2005               AUGUST 31, 2004
                                                               -----------------------    ----------------------------
                                                                SHARES         VALUE          SHARES          VALUE
                                                               --------    -----------    -----------    -------------
   Institutional Class
   Sales ...........................................            295,033    $ 3,923,035       465,320     $  6,083,536
   Repurchases .....................................           (215,949)    (2,832,424)   (2,202,125)     (27,985,385)
   Reinvestments ...................................            575,796      7,462,319        16,114          203,846
                                                               --------    -----------    -----------    -------------
Net Increase / (Decrease) ..........................            654,880    $ 8,552,930    (1,720,691)    $(21,698,003)
                                                               ========    ===========    ===========    =============
INVESTOR CLASS
   Sales ...........................................            140,507    $ 1,897,369       109,413      $ 1,410,651
   Repurchases .....................................            (73,889)      (968,387)     (170,037)      (2,199,393)
   Reinvestments ...................................             40,086        512,302           846           10,588
                                                               --------    -----------    -----------    -------------
Net Increase / (Decrease) ..........................            106,704    $ 1,441,284        (59,778)    $   (778,154)
                                                               ========    ===========    ===========    =============


                                                                                BP ALL-CAP VALUE FUND
                                                               -------------------------------------------------------
                                                                       FOR THE                       FOR THE
                                                                     YEAR ENDED                    YEAR ENDED
                                                                   AUGUST 31, 2005               AUGUST 31, 2004
                                                               -----------------------        ------------------------
                                                                SHARES         VALUE          SHARES          VALUE
                                                                -------    -----------        -------       ----------
INSTITUTIONAL CLASS
   Sales ...........................................            135,352    $ 1,923,347        121,535       $1,527,587
   Repurchases .....................................            (70,683)    (1,056,193)          (249)          (3,089)
   Reinvestments ...................................             16,501        234,976          1,362           16,593
                                                                -------    -----------        -------       ----------
Net Increase / (Decrease) ..........................             81,169    $ 1,102,130        122,648       $1,541,091
                                                                =======    ===========        =======       ==========
INVESTOR CLASS
   Sales ...........................................            157,282    $ 2,279,313         47,851       $  625,002
   Repurchases .....................................            (26,670)      (388,899)        (8,691)        (113,767)
   Reinvestments ...................................              3,715         52,873             31              385
                                                                -------    -----------        -------       ----------
Net Increase / (Decrease) ..........................            134,327    $ 1,943,287         39,191       $  511,620
                                                                =======    ===========        =======       ==========

84 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


                                                                    WPG TUDOR FUND
                              ---------------------------------------------------------------------------------------
                                       FOR THE                         FOR THE                       FOR THE
                              PERIOD JANUARY 1, 2005 TO              YEAR ENDED                    YEAR ENDED
                                   AUGUST 31, 2005                DECEMBER 31, 2004             DECEMBER 31, 2003
                              --------------------------     -------------------------     --------------------------
                                  SHARES         VALUE         SHARES          VALUE          SHARES         VALUE
                                --------    -----------      --------     ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ....................     37,823    $   644,418       132,091     $  2,287,219      1,804,197    $ 22,280,713
   Repurchases ..............   (323,869)    (5,495,452)     (711,927)     (12,368,622)    (2,482,642)    (31,586,950)
   Reinvestments ............         --             --       304,962        5,208,756             --              --
                                --------    -----------      --------     ------------     ----------    ------------
Net Increase / (Decrease) ...   (286,046)   $(4,851,034)     (274,874)    $ (4,872,647)      (678,445)   $ (9,306,237)
                                ========    ===========      ========     ============     ==========    ============



                                                               WPG LARGE CAP GROWTH FUND
                              ---------------------------------------------------------------------------------------
                                       FOR THE                         FOR THE                       FOR THE
                              PERIOD JANUARY 1, 2005 TO              YEAR ENDED                    YEAR ENDED
                                   AUGUST 31, 2005                DECEMBER 31, 2004             DECEMBER 31, 2003
                              --------------------------   ---------------------------       ------------------------
                                  SHARES         VALUE       SHARES           VALUE           SHARES         VALUE
                                --------    -----------    ----------     ------------       --------     -----------
INSTITUTIONAL CLASS
   Sales ....................      7,869    $   177,920       134,452      $ 3,337,476        150,021     $ 3,333,334
   Repurchases ..............   (260,180)    (5,808,907)   (1,192,359)     (29,117,158)      (344,174)     (7,485,469)
   Reinvestments ............         --             --       121,536        2,775,886             --              --
                                --------    -----------    ----------     ------------       --------     -----------
Net Increase / (Decrease) ...   (252,311)   $(5,630,987)     (936,371)    $(23,003,796)      (194,153)    $(4,152,135)
                                ========    ===========    ==========     ============       ========     ===========



                                                                  WPG CORE BOND FUND
                              ---------------------------------------------------------------------------------------
                                       FOR THE                         FOR THE                       FOR THE
                              PERIOD JANUARY 1, 2005 TO              YEAR ENDED                    YEAR ENDED
                                   AUGUST 31, 2005                DECEMBER 31, 2004             DECEMBER 31, 2003
                              -------------------------    ---------------------------     --------------------------
                                SHARES         VALUE         SHARES          VALUE          SHARES         VALUE
                              ----------    -----------    ----------     ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ..................    2,600,838   $ 27,885,333     4,653,509     $ 49,322,297      6,788,607    $ 72,013,231
   Repurchases ............   (1,351,096)   (14,543,674)   (5,354,201)     (57,635,145)    (3,431,790)    (36,159,856)
   Redemption Fees* .......           --          1,420            --               --             --              --
   Reinvestments ..........      311,924      3,368,054       376,259        4,030,853        240,549       2,829,202
                              ----------   ------------    ----------     ------------     ----------    ------------
Net Increase / (Decrease) .    1,561,666   $ 16,711,133      (324,433)    $ (4,281,995)     3,597,366    $ 38,682,577
                              ==========   ============    ==========     ============     ==========    ============

----------
*  There is a 1.00%  redemption fee on shares redeemed which have been held 365 days or less on the BP Small Cap Value
   Fund II.  There is a 2.00%  redemption  fee on  shares  redeemed  which  have  been held 365 days or less on the BP
   Long/Short Equity Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in  capital.  The WPG Core Bond Fund has a 2.00%  redemption fee on shares  redeemed within 60 days of purchase.

     As of August 31, 2005, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

BP Small Cap Value Fund II (2 shareholders)          49%
BP Long/Short Equity Fund (3 shareholders)           68%
BP Large Cap Value Fund (1 shareholder)              60%
BP Mid Cap Value Fund (2 shareholders)               86%
BP All-Cap Value Fund (2 shareholders)               59%
WPG Tudor Fund                                       --
WPG Large Cap Growth Fund (1 shareholder)            10%
WPG Core Bond Fund (3 shareholders)                  59%

                                                         ANNUAL REPORT 2005 | 85

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

8.   FEDERAL INCOME TAX INFORMATION

     At August 31, 2005, Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                                       NET UNREALIZED
                                            FEDERAL TAX         UNREALIZED          UNREALIZED          APPRECIATION/
FUND                                           COST            APPRECIATION        DEPRECIATION         DEPRECIATION
------                                     ------------        ------------       -------------        --------------
BP Small Cap Value Fund II                 $335,384,084         $97,265,454       $(15,693,776)          $81,571,678
BP Long/Short Equity Fund                    55,590,449          20,887,293        (10,952,500)            9,934,793
BP Large Cap Value Fund                      35,398,482           5,836,184           (558,671)            5,277,513
BP Mid Cap Value Fund                        48,425,290          11,470,065           (962,144)           10,507,921
BP All-Cap Value Fund                         8,450,085           1,971,046           (217,982)            1,753,064
WPG Tudor Fund                               50,482,481           5,609,577         (2,352,943)            3,256,634
WPG Large Cap Growth Fund                    17,859,432           3,074,722           (369,853)            2,704,869
WPG Core Bond Fund                          260,814,692           1,282,081           (477,592)              804,489

     The  following  permanent  differences  as of August  31,  2005,  primarily
attributable  to  net  investment  loss  and   non-deductible   expenses,   were
reclassified to the following accounts:


                                                                  INCREASE/(DECREASE)
                                        INCREASE/(DECREASE)          ACCUMULATED            INCREASE/(DECREASE)
                                           UNDISTRIBUTED              NET REALIZED               ADDITIONAL
                                           NET INVESTMENT             GAIN/(LOSS)                 PAID-IN
FUND                                        INCOME/(LOSS)            ON INVESTMENTS               CAPITAL
----                                    -------------------       -------------------        ------------------
BP Small Cap Value Fund II                  $2,542,727                $(2,542,727)             $         --
BP Long/Short Equity Fund                    1,804,868                 (1,804,868)                       --
BP Large Cap Value Fund                             (2)                (1,185,294)               1,185,296
BP Mid Cap Value Fund                           13,814                    (13,814)                       --
BP All-Cap Value Fund                           (8,953)                     8,953                        --
WPG Tudor Fund                                 129,343                   (129,343)                       --
WPG Large Cap Growth Fund                       62,806                       (373)                 (62,433)
WPG Core Bond Fund                                  --                         --                        --

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY            LONG-TERM
FUND                                          INCOME               GAINS
------                                     -------------       -------------
BP Small Cap Value Fund II                   $4,842,920         $40,435,353
BP Long/Short Equity Fund                     2,863,078           2,766,051
BP Large Cap Value Fund                         325,835           4,674,553
BP Mid Cap Value Fund                           805,830           4,692,604
BP All-Cap Value Fund                           144,859             514,940
WPG Tudor Fund                                3,007,949           2,693,232
WPG Large Cap Growth Fund                            --           2,031,188
WPG Core Bond Fund                               (8,966)                 --

     At August 31, 2005, the WPG Core Bond Fund had capital loss carryforwards of $2,731,098 available to offset future capital gains which expire in 2007.

     During the year ended August 31, 2005, the BP Large Cap Value Fund utilized $3,129,974 of prior capital loss carryforwards, the BP Long/Short Equity Fund utilized $7,780,009 of prior capital loss carryforwards, and the WPG Core Bond Fund utilized $360,085 of prior capital loss carryforwards.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, there were no post-October capital losses or post-October currency losses incurred by the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

86 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

     The tax character of dividends and distributions paid during the last two fiscal years or periods were as follows:


                              FISCAL YEAR/                                                  TAX
                                 PERIOD         ORDINARY            LONG-TERM            RETURN OF
FUND                              ENDED          INCOME               GAINS               CAPITAL            TOTAL
----                          ------------    -----------         -----------             --------        -----------
BP Small Cap Value Fund II
                                 8/31/05      $13,031,469         $44,235,919               $ --          $57,267,388
                                 8/31/04        1,705,172           2,461,756                 --            4,166,928
BP Long/Short Equity Fund
                                 8/31/05      $         --        $        --               $ --          $        --
                                 8/31/04               --                  --                 --                   --
BP Large Cap Value Fund
                                 8/31/05      $   355,713         $        --               $ --          $   355,713
                                 8/31/04          456,090                  --                 --              456,090
BP Mid Cap Value Fund
                                 8/31/05      $ 3,143,371         $ 5,032,887               $ --          $ 8,176,258
                                 8/31/04          293,409                  --                 --              293,409
BP All-Cap Value Fund
                                 8/31/05      $    45,057         $   284,013               $ --          $   329,070
                                 8/31/04           20,688                  --                 --               20,688
WPG Tudor Fund
                                 8/31/05      $        --         $        --               $ --          $        --
                                12/31/04        5,773,811                  --                 --            5,773,811
 WPG Large Cap
     Growth Fund
                                 8/31/05      $        --         $        --               $ --          $        --
                                12/31/04               --           3,205,905                 --            3,205,905
 WPG Core Bond Fund
                                 8/31/05      $ 3,597,722         $        --               $ --          $ 3,597,722
                                12/31/04        4,533,585                  --                 --            4,533,585

9.   IN-KIND REDEMPTION

     During the year ended August 31, 2005, the BP Large Cap Value Fund distributed securities in lieu of cash for an Institutional Shareholder redemption. The shareholder received a pro-rata portion of the BP Large Cap Value Fund's holdings. The value of the redemption was $7,471,816 (of which $1,185,294 was a realized gain for financial reporting purposes). Institutional shares of 581,012 were redeemed from the BP Large Cap Value Fund as a part of this transaction. This transaction was completed following guidelines approved by the Board of Directors.


                                                         ANNUAL REPORT 2005 | 87

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The RBB Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco WPG Tudor Fund (formerly WPG Tudor
Fund), Robeco WPG Large Cap Growth Fund (formerly WPG Large Cap Growth Fund), and Robeco WPG Core Bond Fund (formerly WPG Core Bond Fund), each separately managed portfolios of The RBB Fund, Inc. (the "Fund") at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, except for the Robeco WPG Tudor Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Core Bond Fund for which the results of each of their operations, the changes in each of their net assets and the financial highlights are for the period January 1, 2005 to August 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The statements of operations for the year ended December 31, 2004, the statements of changes in net assets for each of the two years ended December 31, 2004 and the financial highlights for each of the five years ended December 31, 2004 for the Robeco WPG Tudor Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Core Bond Fund were audited by other independent accountants whose report dated February 14, 2005 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 28, 2005

88 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                           BP SMALL CAP VALUE FUND II
                            BP LONG/SHORT EQUITY FUND
                             BP LARGE CAP VALUE FUND
                              BP MID CAP VALUE FUND
                              BP ALL-CAP VALUE FUND
                                 WPG TUDOR FUND
                            WPG LARGE CAP GROWTH FUND
                               WPG CORE BOND FUND

Each Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31, 2005) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2005, the following dividends and distributions per share were paid by each of the Funds:


                                             ORDINARY INCOME        SHORT-TERM CAPITAL GAINS    LONG-TERM CAPITAL GAINS
                                        ------------------------    ------------------------    ------------------------
                                        INSTITUTIONAL   INVESTOR    INSTITUTIONAL   INVESTOR    INSTITUTIONAL   INVESTOR
FUND                                        CLASS         CLASS         CLASS         CLASS         CLASS         CLASS
------                                  -------------   --------    -------------   --------    -------------   --------
BP Small Cap Value Fund II ........           $  --      $  --          $0.69         $0.69          $2.34        $2.34
BP Large Cap Value Fund ...........            0.11       0.08             --            --             --           --
BP Mid Cap Value Fund .............            0.01         --           0.89          0.89           1.46         1.46
BP All-Cap Value Fund .............            0.05       0.03           0.04          0.04           0.56         0.56
WPG Tudor Fund ....................              --        N/A           1.90           N/A             --          N/A
WPG Large Cap Growth Fund .........              --        N/A             --           N/A           3.10          N/A
WPG Core Bond Fund ................            0.25        N/A             --           N/A             --          N/A

The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction for each Fund is as follows:

                  BP Small Cap Value Fund II ..................           32%
                  BP Long/Short Equity Fund ...................           N/A
                  BP Large Cap Value Fund .....................          100%
                  BP Mid Cap Value Fund .......................           25%
                  BP All-Cap Value Fund .......................           87%
                  WPG Tudor Fund ..............................           N/A
                  WPG Large Cap Growth Fund ...................           N/A
                  WPG Core Bond Fund ..........................           N/A

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate for each Fund is as follows:


                  BP Small Cap Value Fund II ..................           23%
                  BP Long/Short Equity Fund ...................           N/A
                  BP Large Cap Value Fund .....................          100%
                  BP Mid Cap Value Fund .......................           23%
                  BP All-Cap Value Fund .......................           81%
                  WPG Tudor Fund ..............................           N/A
                  WPG Large Cap Growth Fund ...................           N/A
                  WPG Core Bond Fund ..........................           N/A

These amounts were reported to shareholders as income in 2004. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2006.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                                                         ANNUAL REPORT 2005 | 89

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

RENEWAL OF INVESTMENT ADVISORY AGREEMENTS


                          ROBECO BOSTON PARTNERS FUNDS

BOSTON PARTNERS ASSET MANAGEMENT

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory agreements between Boston Partners Asset Management, L.L.C. (the "Adviser" or "Boston Partners") and the Company (each an "Advisory Agreement" and collectively, the "Advisory Agreements") on behalf of the Robeco Boston Partners Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund II, All-Cap Value Fund and Long/Short Equity Fund (each a "Fund" and collectively the "Funds") at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Funds;
(ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions;
(v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to each Fund; (x) a report comparing each Fund's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of each Fund to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

90 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

     During the course of its deliberations, the Board reached the following conclusions, among others, regarding Boston Partners and the Advisory Agreements with respect to the Funds. The Directors considered the Funds' gross and net advisory fees and gross and net expense ratios in comparison to that of each Fund's peer group median as well as each Fund's performance in comparison to the performance of that Fund's peer group median and benchmark. The Directors also reviewed the gross advisory fees in comparison to the fees Boston Partners charges for managing assets pursuant to a strategy similar to that of a Fund for its other clients.

     The Directors began with an evaluation of the Large Cap Value Fund, considering that both the gross and net advisory fee ratios and expenses for the Investor Class were lower than the peer group average and for the Institutional Class were higher than the peer group average. For the year-to-date and one-year periods ended March 31, 2005, the Fund performed better than the peer group average and performed worse than the benchmark. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the advisory fees charged to the Fund. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses of the Institutional Class and Investor Class to 1.00% and 1.25%, respectively. The Directors considered and assessed the reasons for the higher advisory fees for the Institutional Class of the Fund; the higher expense ratios for the Institutional Class of the Fund; and the lagging performance for the Fund relative to its benchmark.

     Next, the Directors evaluated the Mid Cap Value Fund, considering that for the Investor Class, the gross and net advisory fees were the same as the Fund's peer group median while gross and net expense ratios were lower than the Fund's peer group average. The Directors then noted that for the Institutional Class, the gross and net advisory fees were slightly higher than the peer group average while the gross and net expenses were higher and lower, respectively, than the Fund's peer group average. The Directors also discussed that, for the year-to-date period ended March 31, 2005, the Fund performed worse than the peer group average but better than the benchmark while the Fund performed better than both the peer group average and benchmark for the one year period ended March 31, 2005. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be the same or lower in comparison to the advisory fees charged to the Fund. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses of the Institutional Class and Investor Class to 1.00% and 1.25%, respectively. The Directors considered and assessed the reasons for the slightly higher advisory fee for the Institutional Class of the Fund; the higher gross expense ratio for the Institutional Class of the Fund; and the lagging year-to-date performance for the Fund relative to its peer group.

     The Directors then evaluated the Small Cap Value Fund II, considering that for the Investor and Institutional Classes, the gross and net advisory fees were higher than the peer group median while gross and net expenses were lower for the Investor Class but higher for the Institutional Class when compared to the Fund's peer group average. The Directors also discussed that, for the year-to-date period ended March 31, 2005, the Fund performed worse than the peer group average but better than the benchmark, while the Fund performed worse than both the peer group average and benchmark for the one year period ended March 31, 2005. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses of the Institutional Class and Investor Class to 1.55% and 1.80%, respectively. The Directors considered and assessed the reasons for the higher advisory fees for both the Investor and Institutional Classes of the Fund; the higher gross and net expense ratios for the Institutional Class of the Fund; and the lagging one year performance for the Fund relative to its peer group and benchmark.

     The Directors continued by evaluating the All-Cap Value Fund, considering that for the Investor Class, the gross and net advisory fees were lower than the peer group average, while for the Institutional Class, gross and net advisory fees were higher and lower, respectively, than the peer group average. It was noted that gross expenses were higher than the peer group average for both Classes and that net expenses for the Investment and Institutional Classes were lower and higher, respectively, than the peer group average. The Directors also discussed that, for the year-to-date and one year periods ended March 31, 2005, the Fund out-performed both the peer group average and benchmark. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors then noted that Boston Partners agreed to waive

                                                         ANNUAL REPORT 2005 | 91

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses of the Institutional Class and Investor Class to 1.25% and 1.50%, respectively. The Directors considered and assessed the reasons for the higher gross advisory fee for the Institutional Class of the Fund; the higher gross expense ratios for both Classes and the higher net expense ratio for the Institutional Class of the Fund.

     The Directors evaluated the Long/Short Equity Fund, considering that for the Investor and Institutional Classes, the gross and net advisory fees and gross and net expense ratios were higher than the peer group average. The Directors discussed that, for the year-to-date and one-year periods ended March 31, 2005, the Fund performed better than the Fund's peer group average and benchmark during the same period. The Directors reviewed the advisory fees charged by Boston Partners to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors then noted that Boston Partners agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2006 to limit the Fund's total annual operating expenses of the Institutional Class and Investor Class to 2.50% and 2.75%, respectively. The Directors considered and assessed the reasons for the higher gross and net advisory fees and expense ratios for the Institutional and Investor Classes of the Fund.

     The Directors then determined that the nature, extent and quality of services provided by Boston Partners in advising the Funds was satisfactory; the profits earned by Boston Partners seemed reasonable; and the benefits derived by Boston Partners from managing the Funds, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Directors discussed and considered any economies-of-scale realized by each Fund as a result of asset growth.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment that Boston Partners' Advisory Agreements, on behalf of each Fund, be continued for another one-year period ending August 16, 2006.

                                ROBECO WPG FUNDS

WEISS, PECK & GREER INVESTMENTS

     The Board of the Company, including all of the Independent Directors, considered the approval of the investment advisory agreements between Robeco Investment Management, USA, through its division Weiss, Peck & Greer (the "Adviser" or "WPG"), and the Company (each an "Advisory Agreement" and collectively, the "Advisory Agreements") on behalf of the Robeco WPG Tudor Fund, Large Cap Growth Fund, and Core Bond Fund (each a "Fund" and collectively the "Funds") at a meeting of the Board held on February 24, 2005. At this meeting, the Board approved the Advisory Agreements for an initial term ending on August 31, 2006. The Board's decision to approve the Agreements reflects the exercise of its business judgment. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and Company.

     In considering the approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Funds; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions; (v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to each Fund; (x) a report comparing each Fund's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of each Fund to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the approval of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

92 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

     During the course of its deliberations, the Board reached the following conclusions, among others, regarding WPG and the Advisory Agreements with respect to the Funds. The Directors considered the Funds' gross and net advisory fees and net expense ratios in comparison to that of each Fund's peer group average as well as each Fund's performance in comparison to the performance of that Fund's peer group average and benchmark. The Directors also reviewed the gross advisory fees in comparison to the fees WPG charges for managing assets pursuant to a strategy similar to that of a Fund for its other clients.

     The Directors began with an evaluation of the Robeco WPG Large Cap Growth Fund considering that for the year-to-date and one-year periods ended October 31, 2004, the Fund underperformed its benchmark. The Fund performed below its peer group average for the year-to-date and one-year periods ended September 30, 2004. The Directors considered that the gross and net advisory fees were higher and lower, respectively, than the peer group averages. The Directors further noted that the total net expense ratio was higher than the peer group averages. The Directors reviewed the advisory fees charged by WPG to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the advisory fees charged to the Fund. The Directors then noted that WPG agreed to waive its advisory fee and reimburse expenses of the Fund through April 30, 2006 to limit the Fund's total annual operating expenses of the Institutional Class to 1.40%. The Directors considered and assessed the reasons for the higher gross advisory fee for the Institutional Class of the Fund; the higher net expense ratio for the Institutional Class of the Fund; and the lagging performance for the Fund relative to its benchmark and peer group.

     Next, the Directors evaluated the Robeco WPG Tudor Fund considering that for the year-to-date and one-year periods ended October 31, 2004, the Fund underperformed its benchmark. The Fund's performance ranked in the third quartile of its peer group for the year-to-date and one-year periods ended September 30, 2004. The Directors considered that the gross and net advisory fees were slightly lower and higher, respectively, than the peer group and population averages. The Directors further noted that the total net expense ratio was higher than the peer group and population averages. The Directors reviewed the advisory fees charged by WPG to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the advisory fees charged to the Fund. The Directors then noted that WPG agreed to waive its advisory fee and reimburse expenses of the Fund through April 30, 2006 to limit the Fund's total annual operating expenses of the Institutional Class to 1.00%. The Directors considered and assessed the reasons for the higher net advisory fee for the Institutional Class of the Fund; the higher net expense ratio for the Institutional Class of the Fund; and the lagging for the Fund relative to its benchmark and peer group.

     The Directors then evaluated the Robeco WPG Core Bond considering that for the year-to-date period ended October 31, 2004, the Fund slightly underperformed the benchmark while for the one-year period ended October 31, 2004, the Fund slightly outperformed the benchmark. The Fund ranked in the first quartile with respect to investment performance for the year-to-date and one-year periods ended September 30, 2004, among its peer group. The Directors considered that the gross and net advisory fees were slightly higher and lower, respectively, than the peer group averages. The Directors noted that the total net expense ratio was lower than the peer group averages. The Directors reviewed the advisory fees charged by WPG to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the advisory fees charged to the Fund. The Directors then noted that WPG agreed to waive its advisory fee and reimburse expenses of the Fund through April 30, 2006 to limit the Fund's total annual operating expenses of the Institutional Class to 1.70%. The Directors considered and assessed the reasons for the slightly higher gross advisory fee for the Institutional Class of the Fund and the lagging year-to-date performance for the Fund relative to its benchmark.

     The Directors then determined that the nature, extent and quality of services provided by WPG in advising the Funds was satisfactory; the profits earned by WPG seemed reasonable; and the benefits derived by WPG from managing the Funds, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Directors discussed and considered any economies-of-scale realized by each Fund as a result of asset growth.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment that WPG's Advisory Agreements, on behalf of each Fund, be approved for an initial period ending August 16, 2006.


                                                         ANNUAL REPORT 2005 | 93

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

     Special Meetings of the Shareholders of the WPG Core Bond Fund, a series of the Weiss Peck & Greer Funds Trust, the WPG Tudor Fund and the WPG Large Cap Growth Fund (each, a predecessor fund to the Robeco WPG Funds) were held on April 27, 2005 at which the shareholders voted on the proposals described below. The following proposals were approved by the shareholders and the results of the vote are shown below:


                                                        SHARES          SHARES VOTED
                                                         VOTED           AGAINST OR         SHARES          BROKER
FUND                                 PROPOSAL             FOR             WITHHELD         ABSTAINED       NON-VOTE
----                           ---------------------    ---------       -------------      ---------       --------
WPG Core Bond Fund,            Approval of an           8,905,680         197,919            29,939           0
a series of the Weiss, Peck    Agreement and Plan of
& Greer Funds Trust            Reorganization

WPG Tudor Fund                 Approval of an           1,625,283         144,197           114,417           0
                               Agreement and Plan of
                               Reorganization

WPG Large Cap                  Approval of an             526,498          18,837            24,647           0
Growth Fund                    Agreement and Plan of
                               Reorganization

94 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited)
--------------------------------------------------------------------------------

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 261-4073.


                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                            POSITION(S)  TERM OF OFFICE                                          FUND COMPLEX          OTHER
     NAME, ADDRESS,             HELD     AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY       DIRECTORSHIPS
    AND DATE OF BIRTH        WITH FUND    TIME SERVED(1)                 5 YEARS                  DIRECTOR*      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky           Director     1988 to present  Since 1969, Director and Vice Chairman     17             Director,
Comcast Corporation                                       Comcast Corporation (cable television                      Comcast
1500 Market Street,                                       and communications); Director, NDS                       Corporation
35th Floor                                                Group PLC (provider of systems and
Philadelphia, PA 19102                                    applications for digital pay TV).
DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay            Director     1988 to present  Since 2000, Vice President, Fox Chase      17               None
Fox Chase Cancer Center                                   Cancer Center (biomedical research and
333 Cottman Avenue                                        medical care); prior to 2000, Executive
Philadelphia, PA 19111                                    Vice President, Fox Chase Cancer
DOB: 12/06/35                                             Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman          Director     1991 to present  Since December 2000, Director, Gabelli     17               None
106 Pierrepont Street                                     Partners, L.P. (an investment
Brooklyn, NY 11201                                        partnership); Chief Operating Officer
DOB: 5/21/48                                              and member of the Board of Directors of
                                                          Outercurve Technologies (wireless
                                                          enabling services) until April 2001;
                                                          Chief Operating Officer and member of
                                                          the Executive Operating Committee of
                                                          Warburg Pincus Asset Management, Inc.;
                                                          Executive Officer and Director of
                                                          Credit Suisse Asset Manage-ment
                                                          Securities, Inc. (formerly Counsellors
                                                          Securities, Inc.) and Director/Trustee
                                                          of various investment companies advised
                                                          by Warburg Pincus Asset Management,
                                                          Inc. until September 15, 1999; Prior to
                                                          1997, Managing Director of Warburg
                                                          Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg         Director     1991 to present  Since 1974, Chairman, Director and         17              Director,
Moyco Technologies, Inc.                                  President, Moyco Technologies, Inc.                          Moyco
200 Commerce Drive                                        (manufacturer of precision coated and                 Technologies, Inc.
Montgomeryville, PA 18936                                 industrial abrasives). Since 1999,
DOB: 3/24/34                                              Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

*  Each Director  oversees  seventeen  portfolios of the Company that are currently  offered for sale.  The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1  Each  Director  serves  for an  indefinite  period of time  until his  successor  is elected  and  qualified  or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her  successor is duly elected and  qualified,  or until he or she dies,  resigns,  is removed or becomes disqualified.

                                                         ANNUAL REPORT 2005 | 95

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND MANAGEMENT (Unaudited) (continued)
--------------------------------------------------------------------------------


                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                            POSITION(S)  TERM OF OFFICE                                          FUND COMPLEX          OTHER
     NAME, ADDRESS,             HELD     AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY       DIRECTORSHIPS
    AND DATE OF BIRTH        WITH FUND    TIME SERVED(1)                 5 YEARS                  DIRECTOR*      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS(2)
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky            Director     1991 to present  Since July 2002, Senior Vice President     17               None
Oppenheimer & Company, Inc.                               and prior thereto, Executive Vice
200 Park Avenue                                           President of Oppenheimer & Co., Inc.,
New York, NY 10166                                        formerly Fahnestock & Co., Inc. (a
DOB: 4/16/38                                              registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall          Director     2002 to present  Director of PFPC Inc. from January         17             Director,
400 Bellevue Parkway                                      1987 to April 2002, Chairman and Chief                   Cornerstone
Wilmington, DE 19809                                      Executive Officer of PFPC Inc. until                         Bank
DOB: 9/25/38                                              April 2002, Executive Vice President
                                                          of PNC Bank, National Association from
                                                          October 1981 to April 2002, Director
                                                          of PFPC International Ltd. (financial
                                                          services) from August 1993 to April
                                                          2002, Director of PFPC International
                                                          (Cayman) Ltd. (financial services)
                                                          from September 1996 to April 2002;
                                                          Governor of the Investment Company
                                                          Institute (investment company industry
                                                          trade organization) from July 1996 to
                                                          January 2002; Director of PNC Asset
                                                          Management, Inc. (investment advisory)
                                                          from September 1994 to March 1998;
                                                          Director of PNC National Bank from
                                                          October 1995 to November 1997;
                                                          Director of Haydon Bolts, Inc. (bolt
                                                          manufacturer) and Parkway Real Estate
                                                          Company (subsidiary of Haydon Bolts,
                                                          Inc.) since 1984; and Director of
                                                          Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------


*  Each Director  oversees  seventeen  portfolios of the Company that are currently  offered for sale.  The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1  Each  Director  serves  for an  indefinite  period of time  until his  successor  is elected  and  qualified  or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her  successor is duly elected and  qualified,  or until he or she dies,  resigns,  is removed or becomes disqualified.
2  Messrs.  Carnall and Sablowsky are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
   Carnall is an  "interested  Director"  of the Company  because he owns  shares of The PNC  Financial  Services  Group,  Inc.  The investment  adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation and the Company's
   principal underwriter, PFPC Distributors,  Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky
   is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

96 | ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND MANAGEMENT (Unaudited) (concluded)
--------------------------------------------------------------------------------


                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                            POSITION(S)  TERM OF OFFICE                                          FUND COMPLEX          OTHER
     NAME, ADDRESS,             HELD     AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST    OVERSEEN BY       DIRECTORSHIPS
    AND DATE OF BIRTH        WITH FUND    TIME SERVED(1)                 5 YEARS                  DIRECTOR*      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach             President    1991 to present  Certified Public Accountant; Vice           N/A              N/A
400 Bellevue Parkway           and             and        Chairman of the Board, Fox Chase Cancer
4th Floor                   Treasurer    1988 to present  Center; Trustee Emeritus, Pennsylvania
Wilmington, DE 19809                                      School for the Deaf; Trustee Emeritus,
DOB: 6/29/24                                              Immaculata University; President or
                                                          Vice President and Treasurer of various
                                                          investment companies advised by
                                                          subsidiaries of PNC Bank Corp. from
                                                          1981 to 1997; Managing General Partner,
                                                          President since 2002, Treasurer since
                                                          1981 and Chief Compliance Officer since
                                                          September 2004 of Chestnut Street
                                                          Exchange Fund; and Director of the
                                                          Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne              Secretary    2005 to present  Since 2003, Vice President and              N/A              N/A
 301 Bellevue Parkway                                     Associate Counsel, PFPC Inc. (financial
 2nd Floor                                                services company); Associate, Stradley,
 Wilmington, DE 19809                                     Ronon, Stevens & Young, LLC (law firm)
 DOB: 5/19/74                                             from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire,       Chief     2004 to present  President, Vigilant Compliance              N/A              N/A
CPA                         Compliance                    Services, Since 2004; Senior Legal
Vigilant Compliance           Officer                     Counsel, PFPC Inc. from 2002 to 2004;
186 Dundee Drive, Suite 700                               Chief Legal Counsel, Corviant
Williamstown, NJ 08094                                    Corporation (Investment Adviser,
DOB: 12/25/62                                             Broker/Dealer and Service Provider to
                                                          Investment Advisers and Separate
                                                          Accountant Providers) from 2001 to
                                                          2002; Partner, Pepper Hamilton LLP (law
                                                          firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1  Each  Director  serves  for an  indefinite  period of time  until his  successor  is elected  and  qualified  or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the
   Company or until his or her  successor is duly elected and  qualified,  or until he or she dies,  resigns,  is removed or becomes disqualified.

                                                         ANNUAL REPORT 2005 | 97

[GRAPHIC OMITTED]   ROBECO


                               INVESTMENT ADVISERS
                           ---------------------------
                      Boston Partners Asset Management, LLC
                                 28 State Street
                                Boston, MA 02109

                                 WPG Investments
                                909 Third Avenue
                               New York, NY 10022

                                  ADMINISTRATOR
                             -----------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                             -----------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                   DISTRIBUTOR
                             -----------------------
                             PFPC Distributors, Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406

                                   CUSTODIANS
                             -----------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                             Boston Safe Deposit and
                                  Trust Company
                               One Exchange Place
                                Boston, MA 02109

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                ------------------------------------------------
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042

                                     COUNSEL
                          ----------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996



UNION BUG HERE

                  ============================================

                                       THE
                                    SCHNEIDER
                                      FUNDS

                  ============================================

                              OF THE RBB FUND, INC.


                         SCHNEIDER SMALL CAP VALUE FUND
                              SCHNEIDER VALUE FUND

                             ======================
                                      ANNUAL
                                     REPORT
                                 AUGUST 31, 2005
                             ======================

[LOGO
-----------------------
SCHNEIDER CAPITAL MANAGEMENT
[GRAPHIC OMITTED]

                               THE SCHNEIDER FUNDS
                       ANNUAL INVESTMENT ADVISER'S REPORT
                                   (UNAUDITED)
                                 AUGUST 31, 2005


Dear Fellow Shareholder:

     We are pleased to provide you with the annual report for the Schneider Funds for the fiscal year ended August 31, 2005.


INVESTMENT ENVIRONMENT

     U.S. stocks posted healthy gains during the twelve months ended August 31, 2005. The Russell 3000 Index, which represents the broad U.S. equity market, rose 15.3% during the period. Small and medium-capitalization stocks continued their multi-year performance streak and outpaced large caps by a wide margin.

     The U.S. economy was strong and resilient during the past year. For the past nine quarters, it has expanded by more than 3% per quarter, the fastest sustained growth since 1984-1986. Third-quarter 2005 earnings for the companies in the S&P 500 are expected to grow 16% over the same quarter a year ago, which would make for a record fourteen consecutive quarters of double-digit gains.


SCHNEIDER SMALL CAP VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Small Cap Value Fund generated exceptionally strong results during the year ended August 31, 2005, returning 31.57% versus 22.61% for the Russell 2000 Value Index. Since inception on September 2, 1998, the Fund has performed notably well in delivering a 29.72% annualized return versus 14.43% for the benchmark index.

     Timely stock selection in the hotel, commercial aerospace and non-residential real estate segments made a favorable contribution to returns. We established our initial positions when these industries were under severe stress and investor expectations had reached a low-water mark. The hotel and commercial aerospace industries have already experienced a cyclical upswing in demand and strong rebound in profits. Investments in stocks such as Boykin Lodging, MeriStar Hospitality and BE Aerospace benefited from the improving health of their respective industries. We believe that these areas continue to offer a good combination of attractive valuations and further business improvement.

     The office real estate market has more recently begun to emerge from a severe three-year slump. Our strategy for the Fund has been to invest in a diversified group of companies that are engaged in real estate services, property ownership and construction. We anticipate that our holdings will fully participate in the cyclical upturn as vacancy rates decline, pricing recovers, and new properties are developed in select markets.

     Since we are probably entering the later stages of the U.S. economic and corporate profits cycle, investors might favor companies that can produce robust earnings growth in an environment where earnings are harder to come by. It is heartening to note that Wall Street analysts expect the median company in the Fund to post 30% earnings growth in fiscal 2006, nearly double the projected 16% increase for the companies in the benchmark Russell 2000 Value Index. We are working hard every day to uncover out-of-favor companies with attractive return potential.

----------
THE FUNDS INVEST IN STOCKS OF SMALL-CAPITALIZATION COMPANIES WHICH ARE MORE VOLATILE THAN, AND NOT AS READILY MARKETABLE AS, THOSE OF LARGER MORE ESTABLISHED COMPANIES. SMALL COMPANIES MAY ALSO HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE DEPENDENT ON LESS EXPERIENCED MANAGEMENT. ADDITIONALLY, THE TRADING VOLUME OF SMALL-COMPANY SECURITIES MAY MAKE THEM MORE DIFFICULT TO SELL THAN THOSE OF LARGER COMPANIES. PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                   (UNAUDITED)
                                 AUGUST 31, 2005



     SCHNEIDER VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Value Fund delivered strong performance during the year ended August 31, 2005, returning 19.37% versus 16.86% for the Russell 1000 Value Index. Since inception on September 30, 2002, the Fund has produced a 32.48% annualized return compared to 20.05% for the benchmark index.

     The favorable results were attributable to successful stock selection in diverse industries and company-specific opportunities. Businesses engaged in lodging, office real estate, oil refining and commercial aerospace were among the strong contributors to performance.

     Timely investments in hotels and real estate-related issues made a favorable contribution to returns. Starwood Hotels, a significant holding since the inception of the Fund, has benefited from the recovering demand that boosted hotel occupancy and room rates. Investments in CB Richard Ellis Group (since sold) and Trizec Properties benefited from evidence that the office real estate market is on the mend following a severe three-year slump.

     Boeing and Goodrich were beneficiaries of the vibrant rebound in aircraft orders and deliveries following the worst slump in the history of commercial aviation. The business fundamentals in commercial aerospace continue to point in a positive direction.

     The Fund also benefited from underweighting the Financial Services sector. Bank stocks have been weak amid the Federal Reserve's steady increase in short-term interest rates since summer 2004. The flattening yield curve has negative implications for various types of financial companies, and we are prepared to take advantage of any potential fallout given our underweighting in the sector.

     Investment performance during the year was hampered by our limited exposure to the high-performing Energy sector. As a deep value investor, we generally find commodity stocks attractive when the companies have hit a trough in profitability and the price of their products have hit a temporary bottom. In our view, energy stocks are not cheap, and the price of oil over the next 3-5 years is likely to trend lower as both supply and demand respond to market conditions.


     /s/ Arnold C. Schneider III

     Arnold C. Schneider III, CFA
     Portfolio Manager
     Schneider Capital Management


----------
VALUE INVESTING INVOLVES THE RISK THAT A FUND'S INVESTMENT IN COMPANIES WHOSE SECURITIES ARE BELIEVED TO BE UNDERVALUED, RELATIVE TO THEIR UNDERLYING PROFITABILITY, WILL NOT APPRECIATE IN VALUE AS ANTICIPATED.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                   (UNAUDITED)
                                 AUGUST 31, 2005
             Comparison of Change in Value of $10,000 Investment in
           Schneider Small Cap Value Fund vs. Russell 2000 Value Index


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          Russell 2000
                               Schneider                  Value Index
                            Small Cap Value                Aggregate
                          (Inception 9/2/98)         Inst & Investor-9/2/98

        9/30/03                $33,202                     $17,333
       10/31/03                 38,366                      18,746
       11/30/03                 42,292                      19,466
       12/31/03                 45,017                      20,170
        1/31/04                 46,405                      20,867
        2/29/04                 47,518                      21,271
        3/31/04                 47,743                      21,565
        4/30/04                 46,114                      20,450
        5/31/04                 46,388                      20,697
        6/30/04                 48,985                      21,748
        7/31/04                 47,340                      20,748
        8/31/04                 46,921                      20,952
        9/30/04                 48,469                      21,781
       10/31/04                 48,582                      22,119
       11/30/04                 54,082                      24,081
       12/31/04                 57,277                      24,657
        1/31/05                 54,010                      23,702
        2/28/05                 56,089                      24,174
        3/31/05                 54,851                      23,676
        4/30/05                 50,420                      22,454
        5/31/05                 54,010                      23,824
        6/30/05                 56,980                      24,877
        7/31/05                 62,104                      26,293
        8/31/05                 61,732                      25,688


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.


--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2005

                                                   AVERAGE ANNUAL
                                            ----------------------------
                                                                  SINCE
                                            ONE YEAR FIVE YEARS INCEPTION(1)
                                            -------- ---------- ------------
SCHNEIDER SMALL CAP VALUE                     31.57%    24.36%    29.72%
RUSSELL 2000 VALUE INDEX                      22.61%    15.09%    14.43%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

     The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $24.94 per share on August 31, 2005, adjusted for dividends and distributions totaling $20.38 per share paid from net investment income and realized gains.


----------
(1) Annualized return for the period September 2, 1998 (inception) through August 31, 2005.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                                   (UNAUDITED)
                                 AUGUST 31, 2005

             Comparison of Change in Value of $10,000 Investment in
                Schneider Value Fund vs. Russell 1000 Value Index


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            Schneider Small            Russell 2000
                            Cap Value Fund              Value Index

        9/30/02                $10,000                    $10,000
       10/31/02                 10,660                     10,620
       11/30/02                 11,950                     11,289
       12/31/02                 11,237                     10,799
        1/31/03                 10,636                     10,537
        2/28/03                 10,566                     10,256
        3/31/03                 10,796                     10,274
        4/30/03                 11,638                     11,178
        5/31/03                 13,042                     11,899
        6/30/03                 13,252                     12,048
        7/31/03                 13,984                     12,228
        8/31/03                 14,846                     12,418
        9/30/03                 14,495                     12,297
       10/31/03                 15,628                     13,049
       11/30/03                 16,430                     13,226
       12/31/03                 17,738                     14,042
        1/31/04                 18,396                     14,289
        2/29/04                 18,929                     14,595
        3/31/04                 18,950                     14,467
        4/30/04                 18,438                     14,114
        5/31/04                 19,044                     14,258
        6/30/04                 19,775                     14,594
        7/31/04                 19,023                     14,389
        8/31/04                 19,034                     14,594
        9/30/04                 19,431                     14,820
       10/31/04                 19,713                     15,066
       11/30/04                 21,290                     15,828
       12/31/04                 22,123                     16,358
        1/31/05                 21,305                     16,067
        2/28/05                 21,769                     16,599
        3/31/05                 21,647                     16,372
        4/30/05                 20,354                     16,079
        5/31/05                 21,481                     16,466
        6/30/05                 22,067                     16,645
        7/31/05                 22,897                     17,127
        8/31/05                 22,720                     17,053

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.


--------------------------------------------------------------------------------
               Total Returns For the Period Ended August 31, 2005

                                                     AVERAGE ANNUAL
                                                 ------------------------
                                                                  SINCE
                                                 ONE YEAR      INCEPTION(1)
                                                 --------      ----------
  SCHNEIDER VALUE                                  19.37%         32.48%
  RUSSELL 1000 VALUE INDEX                         16.86%         20.05%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

     The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $20.55 per share on August 31, 2005, adjusted for dividends and distributions totaling $1.85 per share paid from net investment income and realized gains.

----------
(1) Annualized return for the period September 30, 2002 (inception) through August 31, 2005.

                          SCHNEIDER CAPITAL MANAGEMENT
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2005 through August 31, 2005.


ACTUAL EXPENSES


The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          SCHNEIDER CAPITAL MANAGEMENT
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)



                                                                SCHNEIDER SMALL CAP VALUE FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                              MARCH 1, 2005               AUGUST 31, 2005              DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                      $1,100.60                      $5.82
  Hypothetical (5% return before expenses)       1,000.00                       1,019.58                       5.62

                                                                     SCHNEIDER VALUE FUND
                                         ----------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                              MARCH 1, 2005               AUGUST 31, 2005              DURING PERIOD*
                                         -----------------------       --------------------            --------------
  Actual                                        $1,000.00                      $1,043.70                      $4.38
  Hypothetical (5% return before expenses)       1,000.00                       1,020.86                       4.34


* Expenses are equal to an annualized expense ratio of 1.10% for the Schneider Small Cap Value Fund and 0.85% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each Fund of 10.06% for the Schneider Small Cap Value Fund and 4.37% for the Schneider Value Fund.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2005

                                     % OF NET
                                      ASSETS       VALUE
                                    --------    -----------

Domestic Common Stocks:
   Real Estate Investment Trust ....   10.8%    $ 5,937,750
   Aerospace & Defense .............    6.6       3,625,866
   Manufacturing ...................    5.1       2,802,618
   Real Estate .....................    5.1       2,786,012
   Retail - Specialty Stores .......    4.5       2,457,453
   Semiconductor Equipment .........    4.0       2,228,237
   Semiconductors & Related ........    3.9       2,132,421
   Manufactured Housing ............    3.9       2,125,034
   Electrical Equipment ............    3.7       2,041,258
   Energy & Utilities ..............    2.9       1,621,250
   Computer Components .............    2.6       1,426,209
   Paper & Forestry Products .......    2.4       1,316,283
   Automobile Parts & Equipment ....    2.2       1,206,090
   Office Furnishings ..............    1.9       1,052,504
   Diversified .....................    1.8         999,880
   Insurance .......................    1.6         902,761
   Restaurants .....................    1.6         887,499
   Aircraft Parts & Auxiliary
     Equipment, Nec ................    1.6         873,227
   Machinery .......................    1.5         846,819
   Savings & Loan Associations .....    1.5         801,193
   Airlines ........................    1.4         776,558
   Construction ....................    1.4         760,350
   Electrical Work .................    1.3         727,958
   Chemicals - Specialty ...........    1.1         620,458
   Broadcasting & Cable Television .    1.1         618,230
   Services - Engineering Services .    1.1         590,487
   Utilities .......................    1.0         578,826
   Transportation ..................    1.0         550,304
   Hotels & Restaurants ............    1.0         537,692
   Leisure & Entertainment .........    0.9         523,654
   Electronics .....................    0.9         511,263
   Schools .........................    0.9         498,641
   Agriculture .....................    0.9         496,003
   Chemicals & Plastic .............    0.9         473,614
   Metals & Mining .................    0.8         464,177
   Paper ...........................    0.8         446,261
   Agricultural Chemicals ..........    0.8         445,740
   Computer Software ...............    0.8         430,067
   Oil & Gas Field Services ........    0.7         378,864
   Fertilizers .....................    0.7         376,863
   Footwear ........................    0.7         375,938


                                     % OF NET
                                      ASSETS       VALUE
                                    --------    -----------
   Electric Products ...............    0.7%    $   372,945
   General Industrial Machinery &
     Equipment .....................    0.6         350,665
   Commercial Services .............    0.6         345,190
   Chemicals .......................    0.5         275,858
   Banks ...........................    0.4         245,765
   Retail - Department Stores ......    0.4         202,027
   Home Furnishings ................    0.3         170,522
   Drugs & Medical Products ........    0.3         165,564
   Pipes Lines (No Nat. Gas) .......    0.3         153,354
   Services - Computer Processing &
     Data Preparation ..............    0.2         120,848
   Telecommunications &
     Equipment .....................    0.2         105,188
   Oil Equipment & Services ........    0.1          81,566
   Finance-Diversified .............    0.1          62,737
   Farm Machinery & Equipment ......    0.1          60,563
   Building Supplies ...............    0.1          38,681
   Food Distribution Wholesalers ...    0.0          24,776
Temporary Investments ..............    2.8       1,580,793
Exchange Traded Funds ..............    1.2         655,813
Corporate Bonds ....................    1.0         537,500
Canadian Common Stocks .............    0.7         387,601
Liabilities In Excess Of Other
   Assets ..........................    0.0         (27,205)
                                      -----     -----------
NET ASSETS .........................  100.0%    $55,163,063
                                      =====     ===========






    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 AUGUST 31, 2005


                                     % OF NET
                                      ASSETS       VALUE
                                     --------   -----------
Domestic Common Stocks:
   Financial Services ..............    6.7%    $ 4,097,779
   Aerospace & Defense .............    6.6       4,042,368
   Electronic Components &
     Accessories ...................    5.9       3,613,640
   Insurance .......................    5.5       3,378,691
   Broadcasting & Cable Television .    5.3       3,230,995
   Energy & Utilities ..............    4.0       2,434,375
   Industrial Goods & Materials ....    3.6       2,216,660
   Transportation ..................    3.3       2,025,581
   Retail - Department Stores ......    3.0       1,857,891
   Hotels & Restaurants ............    2.9       1,751,915
   Food ............................    2.8       1,735,771
   Agricultural Chemicals ..........    2.8       1,712,707
   Manufacturing ...................    2.5       1,545,639
   Leisure & Entertainment .........    2.5       1,512,271
   Paper & Forestry Products .......    2.4       1,453,840
   Automobiles .....................    2.3       1,406,570
   Medical & Medical Services ......    2.0       1,249,117
   Real Estate Investment Trust ....    1.8       1,101,705
   Oil Refining ....................    1.7       1,016,861
   Computers, Software &
     Servicing .....................    1.6       1,012,684
   Telecommunications &
     Equipment .....................    1.6         995,625
   Wholesale - Drug Distribution ...    1.6         987,511
   Electronics .....................    1.6         968,820
   Automobile Parts & Equipment ....    1.5         903,032
   Chemicals - Diversified .........    1.4         865,236
   Semiconductors & Related ........    1.4         832,860
   Home Furnishings &
     Housewares ....................    1.3         776,705
   Power, Distribution & Specialty
     Transformers ..................    1.3         776,468
   Banks ...........................    1.2         725,350
   Wholesale - Distribution ........    1.1         683,640
   Dairy Products ..................    0.9         546,712
   Airlines ........................    0.9         543,456
   Drugs & Medical Products ........    0.7         443,519
   Electronic Components ...........    0.7         408,603
   Retail - Shoe Stores ............    0.6         341,796
   Real Estate .....................    0.4         257,970


                                    % OF NET
                                      ASSETS       VALUE
                                    --------    -----------
   Gambling - Non Hotel ............    0.4%    $   245,074
   Packaging & Containers ..........    0.4         241,169
   Engineering & Construction ......    0.4         229,817
   Metals & Mining .................    0.3         189,385
   Retail - Consumer Electronics
     Stores ........................    0.3         188,408
   Commercial Services .............    0.1          78,566
Temporary Investments ..............    7.4       4,501,271
Exchange Traded Funds ..............    2.3       1,413,343
Canadian Common Stocks .............    1.2         700,898
Corporate Bonds ....................    0.0          19,027
Liabilities In Excess Of Other
   Assets ..........................   (0.2)       (115,157)
                                      -----     -----------
NET ASSETS .........................  100.0%    $61,146,164
                                      =====     ===========


The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005

                                           SHARES       VALUE
                                         ---------   -----------
DOMESTIC COMMON STOCKS -- 94.3%
AEROSPACE & DEFENSE -- 6.6%
AAR Corp.* ............................     59,650   $ 1,049,840
BE Aerospace, Inc.* ...................    122,275     1,939,281
CAE, Inc. .............................     91,750       636,745
                                                     -----------
                                                       3,625,866
                                                     -----------
AGRICULTURAL CHEMICALS -- 0.8%
Mosaic Co., (The)* ....................     27,600       445,740
                                                     -----------
AGRICULTURE -- 0.9%
Corn Products International, Inc. .....     22,025       496,003
                                                     -----------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 1.6%
HEICO Corp., Class A ..................      2,837        52,484
Triumph Group, Inc.* ..................     20,900       820,743
                                                     -----------
                                                         873,227
                                                     -----------
AIRLINES -- 1.4%
AirTran Holdings, Inc.* ...............     75,175       776,558
                                                     -----------
AUTOMOBILE PARTS & EQUIPMENT -- 2.2%
Exide Technologies* ...................     22,300        98,789
Visteon Corp. .........................    112,075     1,107,301
                                                     -----------
                                                       1,206,090
                                                     -----------
BANKS -- 0.4%
W. Holding Co., Inc. ..................     24,875       245,765
                                                     -----------
BROADCASTING & CABLE TELEVISION -- 1.1%
TV Azteca, S.A. de C.V. -- ADR ........     66,950       618,230
                                                     -----------
BUILDING SUPPLIES -- 0.1%
Comfort Systems USA, Inc.* ............      4,700        38,681
                                                     -----------
CHEMICALS -- 0.5%
Airgas, Inc. ..........................      2,400        67,512
PolyOne Corp.* ........................      5,675        38,533
Westlake Chemical Corp. ...............      6,175       169,813
                                                     -----------
                                                         275,858
                                                     -----------
CHEMICALS & PLASTIC -- 0.9%
A. Schulman, Inc. .....................     15,650       284,986
Spartech Corp. ........................      9,850       188,628
                                                     -----------
                                                         473,614
                                                     -----------

                                           SHARES       VALUE
                                         ---------   -----------
CHEMICALS - SPECIALTY -- 1.1%
Cytec Industries, Inc. ................     11,400   $   542,640
Ferro Corp. ...........................      4,100        77,818
                                                     -----------
                                                         620,458
                                                     -----------
COMMERCIAL SERVICES -- 0.6%
Convergys Corp.* ......................     24,275       345,190
                                                     -----------
COMPUTER COMPONENTS -- 2.6%
Lexar Media, Inc.* ....................    131,250       821,625
Silicon Storage Technology, Inc.* .....    124,400       604,584
                                                     -----------
                                                       1,426,209
                                                     -----------
COMPUTER SOFTWARE -- 0.8%
Insight Enterprises, Inc.* ............      8,700       163,821
MSC.Software Corp.* ...................      6,550        91,176
NetIQ Corp.* ..........................     14,925       175,070
                                                     -----------
                                                         430,067
                                                     -----------

CONSTRUCTION -- 1.4%
Drew Industries, Inc.* ................      8,500       381,225
Infrasource Services, Inc.* ...........     25,275       379,125
                                                     -----------
                                                         760,350
                                                     -----------
DIVERSIFIED -- 1.8%
Acuity Brands, Inc. ...................     17,100       504,963
Viad Corp. ............................     17,025       494,917
                                                     -----------
                                                         999,880
                                                     -----------
DRUGS & MEDICAL PRODUCTS -- 0.3%
Par Pharmaceutical Cos., Inc.* ........      6,850       165,564
                                                     -----------
ELECTRIC PRODUCTS -- 0.7%
Encore Wire Corp.* ....................     26,450       372,945
                                                     -----------
ELECTRICAL EQUIPMENT -- 3.7%
EMCOR Group, Inc.* ....................     20,725     1,142,776
General Cable Corp.* ..................     54,075       848,437
GrafTech International, Ltd.* .........      8,425        50,045
                                                     -----------
                                                       2,041,258
                                                     -----------
ELECTRICAL WORK -- 1.3%
Integrated Electrical Services, Inc.* .    248,450       727,958
                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

                                           SHARES       VALUE
                                         ---------   -----------
ELECTRONICS -- 0.9%
Curtiss-Wright Corp. ..................      7,575   $   489,042
Orbotech, Ltd.* .......................        900        22,221
                                                     -----------
                                                         511,263
                                                     -----------
ENERGY & UTILITIES -- 2.9%
Reliant Energy, Inc.* .................    129,700     1,621,250
                                                     -----------
FARM MACHINERY & EQUIPMENT -- 0.1%
AGCO Corp.* ...........................      2,950        60,563
                                                     -----------
FERTILIZERS -- 0.7%
LESCO, Inc.* ..........................     25,550       376,863
                                                     -----------
FINANCE - DIVERSIFIED -- 0.1%
Doral Financial Corp. .................      4,375        62,737
                                                     -----------
FOOD DISTRIBUTION WHOLESALERS -- 0.0%
Performance Food Group Co.* ...........        800        24,776
                                                     -----------
FOOTWEAR -- 0.7%
Barry (R.G) Corp.* ....................     60,150       375,938
                                                     -----------
GENERAL INDUSTRIAL MACHINERY & EQUIPMENT -- 0.6%
Manitowoc Co., Inc., (The) ............      7,525       350,665
                                                     -----------
HOME FURNISHINGS -- 0.3%
La-Z-Boy, Inc. ........................     11,850       170,522
                                                     -----------
HOTELS & RESTAURANTS -- 1.0%
Interstate Hotels & Resorts, Inc.* ....     75,275       377,128
Orient-Express Hotels Ltd., Class A ...      5,225       160,564
                                                     -----------
                                                         537,692
                                                     -----------
INSURANCE -- 1.6%
Assured Guaranty, Ltd. ................      7,400       165,760
ProAssurance Corp.* ...................     16,731       737,001
                                                     -----------
                                                         902,761
                                                     -----------
LEISURE & ENTERTAINMENT -- 0.9%
Intrawest Corp. .......................     20,025       523,654
                                                     -----------
MACHINERY -- 1.5%
Flowserve Corp.* ......................      6,950       258,123
Terex Corp.* ..........................     11,325       552,433
UNOVA, Inc.* ..........................      1,250        36,263
                                                     -----------
                                                         846,819
                                                     -----------

                                           SHARES       VALUE
                                         ---------   -----------
MANUFACTURED HOUSING -- 3.9%
Champion Enterprises, Inc.* ...........     91,575   $ 1,220,695
Fleetwood Enterprises, Inc.* ..........     89,450       904,339
                                                     -----------
                                                       2,125,034
MANUFACTURING -- 5.1%
Griffon Corp.* ........................     12,150       311,526
Navistar International Corp.* .........     23,525       751,859
Trinity Industries, Inc. ..............     11,514       430,969
York International Corp. ..............     22,800     1,308,264
                                                     -----------
                                                       2,802,618
METALS & MINING -- 0.8%
Brush Engineered Materials, Inc.* .....     27,100       435,226
Cameco Corp. ..........................        575        28,951
                                                     -----------
                                                         464,177
                                                     -----------
OFFICE FURNISHINGS -- 1.9%
Interface, Inc., Class A* .............    103,695     1,052,504
                                                     -----------
OIL & GAS FIELD SERVICES -- 0.7%
Willbros Group, Inc.* .................     21,925       378,864
                                                     -----------
OIL EQUIPMENT & SERVICES -- 0.1%
Dresser-Rand Group, Inc.* .............      3,400        81,566
                                                     -----------
PAPER -- 0.8%
Glatfelter ............................     32,550       446,261
                                                     -----------
PAPER & FORESTRY PRODUCTS -- 2.4%
Longview Fibre Co. ....................     30,700       620,140
Neenah Paper, Inc. ....................     22,975       696,143
                                                     -----------
                                                       1,316,283
                                                     -----------
PIPE LINES (NO NATURAL GAS) -- 0.3%
Hudson Highland Group, Inc.* ..........      6,100       153,354
                                                     -----------
REAL ESTATE -- 5.1%
American Real Estate Partners, L.P.* ..     12,200       473,360
California Coastal Communities, Inc.* .        250         9,200
Jones Lang LaSalle, Inc.* .............     24,150     1,191,319
MI Developments, Inc., Class A ........     33,650     1,112,133
                                                     -----------
                                                       2,786,012
                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

                                           SHARES       VALUE
                                         ---------   -----------
REAL ESTATE INVESTMENT TRUST -- 10.8%
American Financial Realty Trust .......     36,975   $   524,675
Anworth Mortgage Asset Corp. ..........    123,475     1,095,223
Bedford Property Investors, Inc. ......      4,575       105,454
Boykin Lodging Co.* ...................    102,375     1,347,255
CRT Properties, Inc. ..................     40,050     1,120,199
Highwoods Properties, Inc. ............     14,425       445,444
MeriStar Hospitality Corp.* ...........    141,250     1,299,500
                                                     -----------
                                                       5,937,750
RESTAURANTS -- 1.6%
Triarc Cos., Inc., Class A ............      7,025       114,999
Triarc Cos., Inc., Class B ............     51,500       772,500
                                                     -----------
                                                         887,499
                                                     -----------
RETAIL - DEPARTMENT STORES -- 0.4%
Dillard's, Inc., Class A ..............      8,975       202,027
                                                     -----------
RETAIL - SPECIALTY STORES -- 4.5%
Casual Male Retail Group, Inc.* .......     60,014       426,700
Eddie Bauer Holdings, Inc.* ...........     10,525       282,859
GameStop Corp., Class A* ..............      1,750        59,062
Linens 'n Things, Inc.* ...............      3,050        71,980
MarineMax, Inc.* ......................     20,125       571,751
Pep Boys-Manny, Moe & Jack, (The) .....     30,825       402,575
West Marine, Inc.* ....................     18,025       335,626
Zale Corp.* ...........................     11,000       306,900
                                                     -----------
                                                       2,457,453
                                                     -----------
SAVINGS & LOAN ASSOCIATIONS -- 1.5%
First Niagara Financial Group, Inc. ...     27,500       389,675
Flagstar Bancorp, Inc. ................      4,050        69,862
Partners Trust Financial Group, Inc. ..      4,975        58,954
Provident Financial Services, Inc. ....     15,900       282,702
                                                     -----------
                                                         801,193
                                                     -----------
SCHOOLS -- 0.9%
Corinthian Colleges, Inc.* ............     39,325       498,641
                                                     -----------

                                           SHARES       VALUE
                                         ---------   -----------
SEMICONDUCTOR EQUIPMENT -- 4.0%
Advanced Energy Industries, Inc.* .....     12,100   $   144,232
Alliance Semiconductor Corp.* .........    191,175       512,349
Axcelis Technologies, Inc.* ...........      8,775        51,773
BE Semiconductor Industries N.V.* .....    309,618     1,431,983
Kulicke and Soffa Industries, Inc.* ...      4,300        35,948
Ultratech, Inc.* ......................      3,400        51,952
                                                     -----------
                                                       2,228,237
                                                     -----------
SEMICONDUCTORS & RELATED -- 3.9%
ASM International N.V.* ...............     94,700     1,472,585
STATS ChipPAC, Ltd. -- ADR* ...........     83,550       532,214
ZiLOG, Inc.* ..........................     49,275       127,622
                                                     -----------
                                                       2,132,421
                                                     -----------
SERVICES - COMPUTER PROCESSING &
   DATA PREPARATION -- 0.2%
Source Interlink Cos., Inc.* ..........      9,825       120,848
                                                     -----------
SERVICES - ENGINEERING SERVICES -- 1.1%
Washington Group International, Inc. ..     11,175       590,487
                                                     -----------
TELECOMMUNICATIONS & EQUIPMENT -- 0.2%
CommScope, Inc.* ......................      3,650        68,255
Sycamore Networks, Inc.* ..............      9,875        36,933
                                                     -----------
                                                         105,188
                                                     -----------
TRANSPORTATION -- 1.0%
Alexander & Baldwin, Inc. .............     10,500       550,304
                                                     -----------
UTILITIES -- 1.0%
Avista Corp. ..........................     29,775       578,826
                                                     -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $38,030,014) ...............               52,028,561
                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005

                                           SHARES       VALUE
                                         ---------   -----------
CANADIAN COMMON STOCKS -- 0.7%
REAL ESTATE INVESTMENT TRUST -- 0.7%
Boardwalk Real Estate Investment
   Trust ..............................      2,050   $    34,060
Trizec Canada, Inc. ...................     17,575       353,541
                                                     -----------
                                                         387,601
                                                     -----------
   TOTAL CANADIAN COMMON STOCKS
     (Cost $288,605) ..................                  387,601
                                                     -----------

                                            PAR
                                           (000)
                                         ---------
CORPORATE BONDS -- 1.0%
Mercer International, Inc. 144A
   8.50%, 10/15/10 ....................       $500       537,500
                                                     -----------
   TOTAL CORPORATE BONDS
     (Cost $500,000) ..................                  537,500
                                                     -----------

                                           SHARES
                                         ---------
EXCHANGE TRADED FUNDS -- 1.2%
FINANCE -- 1.2%
iShares Russell 2000 Value Index
   Fund ...............................      9,850       655,813
                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $621,436) ..................                  655,813
                                                     -----------

                                           SHARES       VALUE
                                         ---------   -----------
TEMPORARY INVESTMENTS -- 2.8%
PNC Bank Money Market
   Deposit 2.85% 9/01/05 ..............  1,580,793   $ 1,580,793
                                                     -----------
   TOTAL TEMPORARY INVESTMENTS
     (Cost $1,580,793) ................                1,580,793
                                                     -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $41,020,848) .................               55,190,268
                                                     -----------
LIABLITIES IN EXCESS OF OTHER
   ASSETS -- 0.0% .....................                  (27,205)
                                                     -----------
NET ASSETS -- 100.0% ..................              $55,163,063
                                                     ===========

----------
*Non-income producing.
144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2005, these securities amounted to 0.97% of net assets.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005

                                           SHARES       VALUE
                                         ---------   -----------
DOMESTIC COMMON STOCKS -- 89.3%
AEROSPACE & DEFENSE -- 6.6%
Boeing Co., (The) .....................     51,975   $ 3,483,364
Goodrich Corp. ........................     12,200       559,004
                                                     -----------
                                                       4,042,368
                                                     -----------
AGRICULTURAL CHEMICALS -- 2.8%
Mosaic Co., (The)* ....................    106,050     1,712,707
                                                     -----------
AIRLINES -- 0.9%
Southwest Airlines Co. ................     40,800       543,456
                                                     -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.5%
Visteon Corp.* ........................     91,400       903,032
                                                     -----------
AUTOMOBILES -- 2.3%
HONDA MOTOR Co., Ltd. -- ADR ..........     52,250     1,406,570
                                                     -----------
BANKS -- 1.2%
Hudson City Bancorp, Inc. .............     25,150       314,375
North Fork Bancorporation, Inc. .......     14,950       410,975
                                                     -----------
                                                         725,350
                                                     -----------
BROADCASTING & CABLE TELEVISION -- 5.3%
Liberty Global, Inc. Series C* ........     33,017     1,675,613
Liberty Media Corp. Class A* ..........    187,170     1,555,382
                                                     -----------
                                                       3,230,995
                                                     -----------
CHEMICALS - DIVERSIFIED -- 1.4%
Bayer AG -- ADR .......................     19,825       703,986
Lyondell Chemical Co. .................      6,250       161,250
                                                     -----------
                                                         865,236
                                                     -----------
COMMERCIAL SERVICES -- 0.1%
Convergys Corp.* ......................      5,525        78,566
                                                     -----------
COMPUTERS, SOFTWARE & SERVICING -- 1.6%
BearingPoint, Inc.* ...................    123,800     1,012,684
                                                     -----------
DAIRY PRODUCTS -- 0.9%
Dean Foods Co.* .......................     14,800       546,712
                                                     -----------
DRUGS & MEDICAL PRODUCTS -- 0.7%
Bristol-Myers Squibb Co. ..............     18,125       443,519
                                                     -----------
ELECTRONIC COMPONENTS -- 0.7%
Celestica, Inc.* ......................     34,250       408,603
                                                     -----------

                                           SHARES       VALUE
                                         ---------   -----------
ELECTRONIC COMPONENTS & ACCESSORIES -- 5.9%
AU Optronics Corp. -- ADR .............     60,293   $   891,726
Avnet, Inc.* ..........................     53,800     1,347,690
Sanmina-SCI Corp.* ....................    271,050     1,374,224
                                                     -----------
                                                       3,613,640
                                                     -----------
ELECTRONICS -- 1.6%
Agilent Technologies, Inc.* ...........     30,125       968,820
                                                     -----------
ENERGY & UTILITIES -- 4.0%
Reliant Energy, Inc.* .................    194,750     2,434,375
                                                     -----------
ENGINEERING & CONSTRUCTION -- 0.4%
ABB, Ltd. -- ADR* .....................     31,525       229,817
                                                     -----------
FINANCIAL SERVICES -- 6.7%
Fannie Mae ............................     30,225     1,542,684
JP Morgan Chase & Co. .................     58,125     1,969,856
Washington Mutual, Inc. ...............     14,075       585,239
                                                     -----------
                                                       4,097,779
                                                     -----------
FOOD -- 2.8%
Smithfield Foods, Inc.* ...............        825        22,976
Tate & Lyle P.L.C -- ADR ..............     51,700     1,712,795
                                                     -----------
                                                       1,735,771
                                                     -----------
GAMBLING - NON HOTEL -- 0.4%
GTECH Holdings Corp. ..................      8,575       245,074
                                                     -----------
HOME FURNISHINGS & HOUSEWARES -- 1.3%
Newell Rubbermaid, Inc. ...............     33,150       776,705
                                                     -----------
HOTELS & RESTAURANTS -- 2.9%
Starwood Hotels & Resorts
   Worldwide, Inc. ....................     30,050     1,751,915
                                                     -----------
INDUSTRIAL GOODS & MATERIALS -- 3.6%
Tyco International, Ltd. ..............     79,650     2,216,660
                                                     -----------
INSURANCE -- 5.5%
Aon Corp. .............................     56,000     1,675,520
Genworth Financial, Inc. Class A ......     39,000     1,254,630
Loews Corp. ...........................      4,100       359,529
PMI Group, Inc. (The) .................      2,200        89,012
                                                     -----------
                                                       3,378,691
                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

                                           SHARES       VALUE
                                         ---------   -----------
LEISURE & ENTERTAINMENT -- 2.5%
Carnival Corp. ........................     30,650   $ 1,512,271
                                                     -----------
MANUFACTURING -- 2.5%
Deere & Co. ...........................      1,350        88,263
Navistar International Corp.* .........     45,600     1,457,376
                                                     -----------
                                                       1,545,639
                                                     -----------
MEDICAL & MEDICAL SERVICES -- 2.0%
Tenet Healthcare Corp.* ...............     15,800       192,444
Triad Hospitals, Inc.* ................     21,950     1,056,673
                                                     -----------
                                                       1,249,117
                                                     -----------
METALS & MINING -- 0.3%
Freeport-McMoRan Copper &
   Gold, Inc., Class B ................      4,491       189,385
                                                     -----------
OIL REFINING -- 1.7%
Premcor, Inc. .........................     10,900     1,016,861
                                                     -----------
PACKAGING & CONTAINERS -- 0.4%
Pactiv Corp.* .........................     12,425       241,169
                                                     -----------
PAPER & FORESTRY PRODUCTS -- 2.4%
Abitibi-Consolidated, Inc. ............     88,300       383,222
International Paper Co. ...............     34,704     1,070,618
                                                     -----------
                                                       1,453,840
                                                     -----------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 1.3%
NRG Energy, Inc.* .....................     19,402       776,468
                                                     -----------
REAL ESTATE -- 0.4%
St. Joe Co., (The) ....................      3,430       257,970
                                                     -----------
REAL ESTATE INVESTMENT TRUST -- 1.8%
Host Marriott Corp. ...................     10,600       185,394
Trizec Properties, Inc. ...............     40,925       916,311
                                                     -----------
                                                       1,101,705
                                                     -----------
RETAIL - CONSUMER ELECTRONICS STORES -- 0.3%
Circuit City Stores, Inc. .............     11,155       188,408
                                                     -----------

                                           SHARES       VALUE
                                         ---------   -----------
RETAIL - DEPARTMENT STORES -- 3.0%
J.C. Penney Co., Inc. .................     27,500   $ 1,337,325
Kohl's Corp.* .........................      9,925       520,566
                                                     -----------
                                                       1,857,891
                                                     -----------
RETAIL - SHOE STORES -- 0.6%
Foot Locker, Inc. .....................     15,650       341,796
                                                     -----------
SEMICONDUCTORS & RELATED -- 1.4%
ATI Technologies, Inc.* ...............      3,000        36,540
Teradyne, Inc.* .......................     47,400       796,320
                                                     -----------
                                                         832,860
TELECOMMUNICATIONS & EQUIPMENT -- 1.6%
Telephone and Data Systems, Inc. ......     10,000       408,500
Telephone and Data Systems, Inc. -
   Special Common Shares ..............     15,250       587,125
                                                     -----------
                                                         995,625
                                                     -----------
TRANSPORTATION -- 3.3%
CSX Corp. .............................     38,200     1,678,126
Swift Transportation Co., Inc.* .......     17,425       347,455
                                                     -----------
                                                       2,025,581
WHOLESALE - DISTRIBUTION -- 1.1%
Hughes Supply, Inc. ...................     21,600       683,640
                                                     -----------
WHOLESALE - DRUG DISTRIBUTION -- 1.6%
AmerisourceBergen Corp. ...............     13,225       987,511
                                                     -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $45,541,239) ...............               54,626,782
                                                     -----------

CANADIAN COMMON STOCKS -- 1.2%
MANUFACTURING -- 1.2%
Bombardier, Inc., Class B* ............    266,050       700,898
                                                     -----------
   TOTAL CANADIAN COMMON STOCKS
     (Cost $700,811) ..................                  700,898
                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005

                                            PAR
                                           (000)       VALUE
                                         ---------   -----------
CORPORATE BONDS -- 0.0%
Delta Air Lines, Inc. (C, D)**
   8.00%, 06/03/23 ....................       $118   $    19,027
                                                     -----------
   TOTAL CORPORATE BONDS
     (Cost $76,477) ...................                   19,027
                                                     -----------

                                          SHARES
                                         ---------
EXCHANGE TRADED FUNDS -- 2.3%
FINANCE -- 2.3%
iShares Russell 1000 Value Index
   Fund ...............................     20,675     1,413,343
                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,392,909) ................                1,413,343
                                                     -----------
TEMPORARY INVESTMENTS -- 7.4%
PNC Bank Money Market Deposit
   2.85% 9/01/05 ......................  4,501,271     4,501,271
                                                     -----------
   TOTAL TEMPORARY INVESTMENTS
     (Cost $4,501,271) ................                4,501,271
                                                     -----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $52,212,707) .................               61,261,321
                                                     -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.2)% .............                 (115,157)
                                                     -----------
NET ASSETS -- 100.0% ..................              $61,146,164
                                                     ===========

 *Non-income producing.
**The Moody's Investor Service, Inc. and Standard & Poor's Rating Group ratings indicated are the most recent ratings available at August 31, 2005 and are unaudited.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005

                                                                                   SCHNEIDER          SCHNEIDER
                                                                              SMALL CAP VALUE FUND    VALUE FUND
                                                                              --------------------    ----------
ASSETS
   Investments, at value (cost -- $41,020,848 and $52,212,707, respectively) ...   $55,190,268       $61,261,321
   Receivable for investments sold .............................................       195,778            91,767
   Dividends and interest receivable ...........................................        44,638            71,243
   Prepaid expenses and other assets ...........................................        14,770            15,701
                                                                                   -----------       -----------
     Total Assets ..............................................................    55,445,454        61,440,032
                                                                                   -----------       -----------

LIABILITIES
   Payable for investments purchased ...........................................       200,701           139,673
   Payable to the Investment Adviser ...........................................        25,698            17,444
   Payable for fund shares redeemed ............................................            --            86,715
   Accrued expenses payable and other liabilities ..............................        55,993            50,036
                                                                                   -----------       -----------
     Total Liabilities .........................................................       282,392           293,868
                                                                                   -----------       -----------
NET ASSETS
   Capital stock, $0.001 par value .............................................         2,212             2,975
   Additional paid-in capital ..................................................    34,250,235        49,388,203
   Undistributed net investment income .........................................            --           160,056
   Accumulated net realized gain from investments
     and foreign exchange transactions, if any .................................     6,741,196         2,546,316
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any .....................................    14,169,420         9,048,614
                                                                                   -----------       -----------
   Net assets applicable to shares outstanding .................................   $55,163,063       $61,146,164
                                                                                   ===========       ===========
Shares outstanding .............................................................     2,211,907         2,975,119
                                                                                   ===========       ===========
Net assets value, offering and redemption price per share ......................        $24.94            $20.55
                                                                                   ===========       ===========


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                             STATEMENT OF OPERATIONS

                                                                                   SCHNEIDER             SCHNEIDER
                                                                              SMALL CAP VALUE FUND      VALUE FUND
                                                                              --------------------    ---------------
                                                                                     FOR THE              FOR THE
                                                                                   YEAR ENDED           YEAR ENDED
                                                                                 AUGUST 31, 2005      AUGUST 31, 2005
                                                                              --------------------    ---------------
INVESTMENT INCOME
   Dividends* ..................................................................   $   317,367       $   685,058
   Interest ....................................................................        44,881            19,842
                                                                                   -----------       -----------
     Total investment income ...................................................       362,248           704,900
                                                                                   -----------       -----------
EXPENSES
   Advisory fees ...............................................................       521,691           390,424
   Administration and Accounting fees and expenses .............................       114,868           113,393
   Administrative services fees ................................................        78,254            83,643
   Custodian fees and expenses .................................................        53,310            42,700
   Transfer Agent fees .........................................................        33,085            49,097
   Audit and Legal fees ........................................................        25,025            23,173
   Printing fees ...............................................................        23,779            24,430
   Directors' and Officer's fees ...............................................        20,004            19,949
   Federal and State Registration fees .........................................        17,603            19,449
   Insurance fees and other expenses ...........................................         3,307             2,699
                                                                                   -----------       -----------
     Total expenses before waivers .............................................       890,926           768,957
   Less: waivers ...............................................................      (317,065)         (294,980)
                                                                                   -----------       -----------
     Total expenses after waivers and reimbursements ...........................       573,861           473,977
                                                                                   -----------       -----------
Net investment income/(loss) ...................................................      (211,613)          230,923
                                                                                   -----------       -----------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain from:
     Investments ...............................................................    10,226,407         3,823,826
     Foreign currency transactions .............................................            --               588
   Net change unrealized appreciation on:
     Investments ...............................................................     4,534,695         4,730,598
                                                                                   -----------       -----------
   Net realized and unrealized gain on investments and foreign
     currency transactions .....................................................    14,761,102         8,555,012
                                                                                   -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $14,549,489       $ 8,785,935
                                                                                   ===========       ===========

----------
* Net of foreign withholding taxes of $6,435 and $9,144, for the Small Cap Value Fund and Value Fund, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SCHNEIDER
                                                                                       SMALL CAP VALUE FUND
                                                                                 ---------------------------------
                                                                                     FOR THE           FOR THE
                                                                                   YEAR ENDED        YEAR ENDED
                                                                                 AUGUST 31, 2005   AUGUST 31, 2004
                                                                                 ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment loss .........................................................   $  (211,613)      $  (248,596)
   Net realized gain from investments and foreign currency
     transactions, if any ......................................................    10,226,407        22,868,101
   Net change in unrealized appreciation/(depreciation) on investments
     and foreign currency transactions, if any .................................     4,534,695        (6,067,234)
                                                                                   -----------       -----------
   Net increase in net assets resulting from operations ........................    14,549,489        16,552,271
                                                                                   -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................            --          (213,220)
   Net realized capital gains ..................................................   (20,055,242)       (3,215,235)
                                                                                   -----------       -----------
     Total dividends and distributions to shareholders .........................   (20,055,242)       (3,428,455)
                                                                                   -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) ...................................................    11,824,283       (13,199,746)
                                                                                   -----------       -----------
     Total increase/(decrease) in net assets ...................................     6,318,530           (75,930)

NET ASSETS
   Beginning of period .........................................................    48,844,533        48,920,463
                                                                                   -----------       -----------
   End of period* ..............................................................   $55,163,063       $48,844,533
                                                                                   ===========       ===========

----------
* Includes undistributed net investment income of $0 and $21 for the fiscal years ended August 31, 2005 and 2004, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             SCHNEIDER
                                                                                            VALUE FUND
                                                                                 ---------------------------------
                                                                                     FOR THE           FOR THE
                                                                                   YEAR ENDED        YEAR ENDED
                                                                                 AUGUST 31, 2005   AUGUST 31, 2004
                                                                                 ---------------   ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income .......................................................   $   230,923       $    86,532
   Net realized gain from investments and foreign currency
     transactions, if any ......................................................     3,824,414         1,739,426
   Net change in unrealized appreciation on investments
     and foreign currency transactions, if any .................................     4,730,598         2,256,274
                                                                                   -----------       -----------
   Net increase in net assets resulting from operations ........................     8,785,935         4,082,232
                                                                                   -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................      (140,505)          (54,680)
   Net realized capital gains ..................................................    (2,857,824)         (610,325)
                                                                                   -----------       -----------
     Total dividends and distributions to shareholders .........................    (2,998,329)         (665,005)
                                                                                   -----------       -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) ...................................................    16,952,916        23,200,846
                                                                                   -----------       -----------
     Total increase in net assets ..............................................    22,740,522        26,618,073

NET ASSETS
   Beginning of period .........................................................    38,405,642        11,787,569
                                                                                   -----------       -----------
   End of period* ..............................................................   $61,146,164       $38,405,642
                                                                                   ===========       ===========

----------
* Includes undistributed net investment income of $160,056 and $69,050 for the fiscal years ended August 31, 2005 and 2004, respectively.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                FOR THE YEAR ENDED AUGUST 31,
                                                                  -------------------------------------------------------
                                                                    2005        2004         2003       2002        2001
                                                                  -------     -------      -------    -------     -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of year .........................      $ 29.09     $ 22.52      $ 14.82    $ 17.53     $ 17.57
Net investment income/(loss) ...............................        (0.10)      (0.13)        0.10       0.03        0.09
Net realized and unrealized gain/(loss) on investments
   and foreign currency transactions, if any(1) ............         8.01        8.50         7.71      (1.83)       2.75
                                                                  -------     -------      -------    -------     -------
Net increase/(decrease) in net assets resulting
   from operations .........................................         7.91        8.37         7.81      (1.80)       2.84
                                                                  -------     -------      -------    -------     -------
Dividends and distributions to shareholders from:
Net investment income ......................................           --       (0.11)       (0.03)     (0.07)      (0.08)
Net realized capital gains .................................       (12.06)      (1.69)       (0.08)     (0.84)      (2.80)
                                                                  -------     -------      -------    -------     -------
Total dividends and distributions to shareholders ..........       (12.06)      (1.80)       (0.11)     (0.91)      (2.88)
                                                                  -------     -------      -------    -------     -------
Net asset value, end of year ...............................      $ 24.94     $ 29.09      $ 22.52    $ 14.82     $ 17.53
                                                                  =======     =======      =======    =======     =======


Total investment return(2) .................................        31.57%      37.99%       53.10%    (10.76)%     19.94%
                                                                  =======     =======      =======    =======     =======
RATIO/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted) ..................      $55,163     $48,845      $48,920    $45,268     $38,912
Ratio of expenses to average net assets(3) .................         1.10%       1.10%        1.10%      1.10%       1.10%
Ratio of expenses to average net assets without
   waivers and expense reimbursements ......................         1.71%       1.74%        1.85%      1.65%       2.02%
Ratio of net investment income to average net assets(3) ....        (0.41)%     (0.49)%       0.53%      0.34%       0.71%
Portfolio turnover rate ....................................        68.87%     110.69%       85.33%    102.46%      79.30%

------------------
* Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Includes waivers and reimbursements.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED AUGUST 31,              FOR THE PERIOD
                                                                   -------------------------------          SEPTEMBER 30, 2002*
                                                                       2005               2004           THROUGH AUGUST 31, 2003
                                                                   ----------           ----------       -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .............................     $ 18.22            $ 14.81              $ 10.00
Net investment income ............................................        0.07               0.04                 0.07
Net realized and unrealized gain on investments
   and foreign currency transactions, if any(1) ..................        3.40               4.05                 4.77
                                                                       -------            -------              -------
Net increase in net assets resulting from operations .............        3.47               4.09                 4.84
                                                                       -------            -------              -------
Dividends and distributions to shareholders from:
Net investment income ............................................       (0.05)             (0.06)               (0.03)
Net realized capital gains .......................................       (1.09)             (0.62)                0.00
                                                                       -------            -------              -------
Total dividends and distributions to shareholders ................       (1.14)             (0.68)               (0.03)
                                                                       -------            -------              -------
Net asset value, end of period ...................................     $ 20.55            $ 18.22              $ 14.81
                                                                       =======            =======              =======
Total investment return(2) .......................................       19.37%             28.21%               48.46%
                                                                       =======            =======              =======

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........................     $61,146            $38,406              $11,788
Ratio of expenses to average net assets(3) .......................        0.85%              0.85%                0.85%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements ............................        1.38%              1.96%                4.01%(4)
Ratio of net investment income to average net assets(3) ..........        0.41%              0.35%                0.72%(4)
Portfolio turnover rate ..........................................       76.66%            116.60%               98.06%

----------
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Includes waivers and reimbursements.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2005

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund", collectively the
"Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion are currently classified into one hundred and three classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. If the Funds hold foreign equity securities, the calculation of the Funds' NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Funds' portfolio, since these securities are traded on foreign exchanges. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom a Fund enters into repurchase agreements are banks and broker/dealers that Schneider Capital Management, LP ("Adviser" or "SCM") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional securities by the next Fund business day. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

of adverse market action or delays in connection with the disposition of the underlying securities. For the year/period ended August 31, 2005, the Funds did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     SCM serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

     The adviser contractually agreed to limit the Small Cap Value Fund's and the Value Fund's operating expenses for the current fiscal year to the extent that such expenses exceeded 1.10% and 0.85%, of the Fund's average daily net assets, respectively. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other fund expenses. For the year ended August 31, 2005, investment advisory fees and waivers of expenses were as follows:


                                              GROSS ADVISORY FEES         WAIVERS          NET ADVISORY FEES
                                              -------------------         -------          -----------------
     Schneider Small Cap Value Fund                $521,691            $(242,245)             $279,446
     Schneider Value Fund                           390,424             (222,399)              168,025

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), serves as administrator for the Funds. PFPC Trust Co. serves as custodian of the Funds. Both PFPC and PFPC Trust Co. are wholly-owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.


     For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its administration and accounting fees for the Funds. For the year ended August 31, 2005, PFPC's administration and accounting fees and related waivers were as follows:

                                             GROSS ADMINISTRATION                         NET ADMINISTRATION
                                                AND ACCOUNTING                              AND ACCOUNTING
                                           SERVICE FEES AND EXPENSES      WAIVERS      SERVICE FEES AND EXPENSES
                                           -------------------------      -------      -------------------------
Schneider Small Cap Value Fund                    $114,868               $(7,000)              $107,868
     Schneider Value Fund                          113,393                (4,167)               109,226

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This agreement commenced on June 1, 2003. This fee is allocated among all funds in proportion to their net assets of the RBB Funds. The Schneider Small Cap Value Fund and Value Fund portions of these fees for the year ended August 31, 2005 were $8,341 and $8,713, respectively.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Value Fund. For the year ended August 31, 2005, transfer agency fees and related waivers for the Funds were as follows:

                                                GROSS TRANSFER                               NET TRANSFER
                                                  AGENT FEES              WAIVERS             AGENT FEES
                                                --------------            -------            ------------
     Schneider Small Cap Value Fund                 $33,085                 $ --               $33,085
     Schneider Value Fund                            49,097               (1,000)               48,097

     For providing custodian services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of .015% of each Fund's average daily gross assets, subject to a minimum monthly fee of $1,000 per Fund. PFPC Trust Co., at its discretion, voluntarily agreed to waive a portion of their custodial fees for the Value Fund. For the year ended August 31, 2005, custodial fees and related waivers for the Funds were as follows:

                                                GROSS CUSTODIAN                              NET CUSTODIAN
                                               FEES AND EXPENSES          WAIVERS          FEES AND EXPENSES
                                               -----------------          -------          -----------------
     Schneider Small Cap Value Fund                 $53,310                $ --                $53,310
     Schneider Value Fund                            42,700                (500)                42,200

     PFPC Distributors, Inc., ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provided certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

     PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the year ended August 31, 2005, administrative services fees and related waivers for the Funds were as follows:


                                                     GROSS
                                                ADMINISTRATIVE                            NET ADMINISTRATIVE
                                                 SERVICES FEES           WAIVERS            SERVICES FEES
                                                --------------           -------          -------------------
     Schneider Small Cap Value Fund                 $78,254             $(67,820)              $10,434
     Schneider Value Fund                            83,643              (66,914)               16,729

     As of August 31, 2005, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $24,102 and $22,391, respectively, for their services.

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                   PURCHASES                SALES
                                                   ---------                -----
     Schneider Small Cap Value Fund               $34,369,009           $42,408,542
     Schneider Value Fund                          51,689,415            40,206,726

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2005

4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2005, each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:


                                                                   SCHNEIDER SMALL CAP VALUE FUND
                                             --------------------------------------------------------------------------
                                                FOR THE FISCAL YEAR ENDED                   FOR THE FISCAL YEAR ENDED
                                             ------------------------------              ------------------------------
                                                     AUGUST 31, 2005                             AUGUST 31, 2004
                                             ------------------------------              ------------------------------
                                               SHARES              AMOUNT                  SHARES             AMOUNT
                                             ---------         ------------              ---------         ------------
Sales ....................................      21,466         $    505,284                 28,284         $    806,401
Reinvestments ............................     869,921           19,616,726                120,295            3,183,023
Redemption Fees* .........................          --                  204                     --                2,059
Repurchases ..............................    (358,408)          (8,297,931)              (641,974)         (17,191,229)
                                             ---------         ------------              ---------         ------------
Net increase/(decrease) ..................     532,979         $ 11,824,283               (493,395)        $(13,199,746)
                                             =========         ============              =========         ============



                                                                        SCHNEIDER VALUE FUND
                                             --------------------------------------------------------------------------
                                                FOR THE FISCAL YEAR ENDED                   FOR THE FISCAL YEAR ENDED
                                             ------------------------------              ------------------------------
                                                     AUGUST 31, 2005                             AUGUST 31, 2004
                                             ------------------------------              ------------------------------
                                               SHARES              AMOUNT                  SHARES             AMOUNT
                                             ---------         ------------              ---------         ------------
Sales ....................................   1,349,985         $ 26,451,721              1,447,520         $ 25,410,225
Reinvestments ............................     138,571            2,724,308                 35,275              567,932
Redemption Fees* .........................          --                4,758                     --                7,400
Repurchases ..............................    (621,719)         (12,227,871)              (170,583)          (2,784,711)
                                             ---------         ------------              ---------         ------------
Net increase .............................     866,837         $ 16,952,916              1,312,212         $ 23,200,846
                                             =========         ============              =========         ============


  * There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of August 31, 2005, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

     Schneider Small Cap Value Fund (2 shareholders)     42%
     Schneider Value Fund (1 shareholder)                15%

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2005

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2005,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Funds were as follows:

                                                                                                        NET UNREALIZED
                                               FEDERAL TAX         UNREALIZED        UNREALIZED          APPRECIATION/
                                                  COST            APPRECIATION      DEPRECIATION         DEPRECIATION
                                               -----------        ------------      ------------        --------------
     Schneider Small Cap Value Fund            $42,881,774        $14,578,105        $(2,269,611)         $12,308,494
     Schneider Value Fund                       52,567,624         10,809,142         (2,115,445)           8,693,697

     The following permanent differences as of August 31, 2005, primarily attributable to net investment losses and foreign currency transactions, were reclassified to the following accounts:

                                                UNDISTRIBUTED                      ACCUMULATED
                                               NET INVESTMENT                     NET REALIZED
                                                INCOME (LOSS)                      GAIN/(LOSS)
                                               ---------------                   ---------------
     Schneider Small Cap Value Fund                $211,592                          $(211,592)
     Schneider Value Fund                               588                               (588)

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED                     UNDISTRIBUTED
                                               ORDINARY INCOME                   LONG-TERM GAINS
                                               ---------------                   ---------------
     Schneider Small Cap Value Fund              $1,183,058                         $7,419,064
     Schneider Value Fund                         1,643,293                          1,417,996

     At August 31, 2005, the Funds had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, there were no post-October losses incurred in the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                ORDINARY            LONG-TERM
                                                 INCOME               GAINS             TOTAL
                                               ----------        -----------         -----------
     Schneider Small Cap Value Fund
                                2005           $6,844,092        $13,211,150         $20,055,242
                                2004            2,094,392          1,334,064           3,428,456
     Schneider Value Fund
                                2005           $1,698,566         $1,299,763          $2,998,329
                                2004              665,005                 --             665,005

                               THE SCHNEIDER FUNDS
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schneider Small Cap Value Fund and Schneider Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 28, 2005

                               THE SCHNEIDER FUNDS
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
     NAME, ADDRESS,       POSITION(S) HELD  TERM OF OFFICE  PRINCIPAL OCCUPATION(S) DURING PAST     PORTFOLIOS IN        OTHER
    AND DATE OF BIRTH        WITH FUND      AND LENGTH OF                5 YEARS                    FUND COMPLEX     DIRECTORSHIPS
                                             TIME SERVED 1                                           OVERSEEN BY   HELD BY DIRECTOR
                                                                                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky             Director   1988 to present   Since 1969, Director and Vice Chairman,        17         Director,
 Comcast Corporation                                        Comcast Corporation (cable television and                  Comcast
 1500 Market Street,                                        communications); Director, NDS Group PLC                Corporation.
 35th Floor                                                 (provider of systems and applications for
 Philadelphia, PA 19102                                     digital pay TV).
 DOB: 7/16/33
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay              Director   1988 to present   Since 2000, Vice President, Fox Chase Cancer   17           None
 Fox Chase Cancer Center                                    Center (biomedical research and medical care);
 333 Cottman Avenue                                         prior to 2000, Executive Vice President, Fox
 Philadelphia, PA 19111                                     Chase Cancer Center.
 DOB: 12/06/35
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman            Director   1991 to present   Since December 2000, Director, Gabelli Group   17           None
 106 Pierrepont Street                                      Capital Partners, L.P. (an investment
 Brooklyn, NY  11201                                        partnership); Chief Operating Officer and
 DOB: 5/21/48                                               member of the Board of Directors of Outercurve
                                                            Technologies (wireless enabling services)
                                                            until April 2001; Chief Operating Officer and
                                                            member of the Executive Operating Committee of
                                                            Warburg Pincus Asset Management, Inc.;
                                                            Executive Officer and Director of Credit
                                                            Suisse Asset Management Securities, Inc.
                                                            (formerly Counsellors Securities, Inc.) and
                                                            Director/Trustee of various investment
                                                            companies advised by Warburg Pincus Asset
                                                            Management, Inc. until September 15, 1999;
                                                            Prior to 1997, Managing Director of Warburg
                                                            Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg          Director    1991 to present   Since 1974, Chairman, Director and President,   17        Director,
 Moyco Technologies, Inc.                                   Moyco Technologies, Inc. (manufacturer of                   Moyco
 200 Commerce Drive                                         precision coated and industrial abrasives).             Technologies,
 Montgomeryville, PA 18936                                  Since 1999, Director, Pennsylvania Business                 Inc.
 DOB: 3/24/34                                               Bank.
------------------------------------------------------------------------------------------------------------------------------------

 *Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
     NAME, ADDRESS,       POSITION(S) HELD  TERM OF OFFICE  PRINCIPAL OCCUPATION(S) DURING PAST     PORTFOLIOS IN        OTHER
    AND DATE OF BIRTH        WITH FUND      AND LENGTH OF                5 YEARS                    FUND COMPLEX     DIRECTORSHIPS
                                             TIME SERVED 1                                           OVERSEEN BY   HELD BY DIRECTOR
                                                                                                      DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky              Director   1991 to present   Since July 2002, Senior Vice President and          17      None
 Oppenheimer & Company, Inc.                                prior thereto, Executive Vice President of
 200 Park Avenue                                            Oppenheimer & Co., Inc., formerly Fahnestock &
 New York, NY 10166                                         Co., Inc. (a registered broker-dealer).
 DOB: 4/16/38
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall            Director   2002 to present   Director of PFPC Inc. from January 1987 to          17     Director,
 400 Bellevue Parkway                                       April 2002, Chairman and Chief Executive                  Cornerstone
 Wilmington, DE 19809                                       Officer of PFPC Inc. until April 2002,                      Bank
 DOB: 9/25/38                                               Executive Vice President of PNC Bank, National
                                                            Association from October 1981 to April 2002,
                                                            Director of PFPC International Ltd. (financial
                                                            services) from August 1993 to April 2002,
                                                            Director of PFPC International (Cayman) Ltd.
                                                            (financial services) from September 1996 to
                                                            April 2002; Governor of the Investment Company
                                                            Institute (investment company industry trade
                                                            organization) from July 1996 to January 2002;
                                                            Director of PNC Asset Management, Inc.
                                                            (investment advisory) from September 1994 to
                                                            March 1998; Director of PNC National Bank from
                                                            October 1995 to November 1997; Director of
                                                            Haydon Bolts, Inc. (bolt manufacturer) and
                                                            Parkway Real Estate Company (subsidiary of
                                                            Haydon Bolts, Inc.) since 1984; and Director
                                                            of Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

 *Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
 1Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
 2Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
     NAME, ADDRESS,       POSITION(S) HELD  TERM OF OFFICE  PRINCIPAL OCCUPATION(S) DURING PAST     PORTFOLIOS IN        OTHER
    AND DATE OF BIRTH        WITH FUND      AND LENGTH OF                5 YEARS                    FUND COMPLEX     DIRECTORSHIPS
                                             TIME SERVED                                             OVERSEEN BY   HELD BY DIRECTOR
                                                                                                      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach               President  1991 to present   Certified Public Accountant; Vice Chairman of       N/A      N/A
 400 Bellevue Parkway             and           and         the Board, Fox Chase Cancer Center; Trustee
 4th Floor                     Treasurer  1988 to present   Emeritus, Pennsylvania School for the Deaf;
 Wilmington, DE 19809                                       Trustee Emeritus, Immaculata University;
 DOB: 6/29/24                                               President or Vice President and Treasurer of
                                                            various investment companies advised by
                                                            subsidiaries of PNC Bank Corp. from 1981 to
                                                            1997; Managing General Partner, President
                                                            since 2002, Treasurer since 1981 and Chief
                                                            Compliance Officer since September 2004 of
                                                            Chestnut Street Exchange Fund; and Director of
                                                            the Bradford Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                 Secretary   2005 to present  Since 2003, Vice President and Associate            N/A      N/A
 301 Bellevue Parkway                                       Counsel, PFPC Inc. (financial services
 2nd Floor                                                  company); Associate, Stradley, Ronon, Stevens
 Wilmington, DE 19809                                       & Young, LLC (law firm) from 2001 to 2003.
 DOB: 5/19/74
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA    Chief    2004 to present   President, Vigilant Compliance Services,            N/A      N/A
 Vigilant Compliance          Compliance                    since 2004; Senior Legal Counsel, PFPC,
 186 Dundee Drive, Suite 700    Officer                     Inc. from 2002 to 2004; Chief Legal Counsel,
 Williamstown, NJ 08094                                     Corviant Corporation (Investment Adviser,
 DOB: 12/25/62                                              Broker/Dealer and Service Provider to
                                                            Investment Advisers and Separate
                                                            Accountant Providers) from 2001 to 2002;
                                                            Partner, Pepper Hamilton LLP (law firm) from
                                                            1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

                               THE SCHNEIDER FUNDS
                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31) as of the U. S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2005, the following dividends and distributions per share were paid by each of the Funds:

                                                    NET INVESTMENT INCOME       SHORT-TERM GAINS       LONG-TERM GAINS
                                                    ---------------------       ----------------       ---------------
     Schneider Small Cap Value Fund                            $  --                     $4.12                $7.94
     Schneider Value Fund                                       0.05                      0.59                 0.50


     The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 3% for the Schneider Small Cap Value Fund and 17% for the Schneider Value Fund.

     The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is 4% for the Schneider Small Cap Value Fund and 19% for the Schneider Value Fund.

     These amounts were reported to shareholders as income in 2004. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2006.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                               THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)

1.   PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2.   QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.   APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS

     As required by the 1940 Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory agreements between SCM and the Company (each an "Advisory Agreement" and collectively, the "Advisory Agreements") on behalf of the SCM Funds at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreements for an additional one-year term. The Board's decision to approve the Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreements, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from SCM mailed in advance of the meeting that addressed most, if not all, of the factors listed below. SCM also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of SCM services provided to the Funds; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) SCM's investment philosophies and processes; (iv) SCM assets under management and client descriptions; (v) SCM's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients;
(vii) compliance procedures; (viii) SCM's financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to each Fund; (x) a report comparing each Fund's proposed or current advisory fees and expenses to those of its peer group; and (xi) a report comparing the performance of each Fund to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreements.

                               THE SCHNEIDER FUNDS
                          OTHER INFORMATION (CONCLUDED)
                                   (UNAUDITED)

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Agreements.

     During the course of its deliberations, the Board reached the following conclusions, among others, regarding SCM and the Advisory Agreements with respect to the Funds. The Directors considered the Funds' gross and net advisory fees and gross and net expense ratios in comparison to that of each Fund's peer group average as well as each Fund's performance in comparison to the performance of the Fund's peer group average and benchmark. The Directors also reviewed the gross advisory fees in comparison to the fees SCM charges for managing assets for other clients.

     The Directors began with an evaluation of the Small Cap Value Fund, considering that both the gross advisory fee and expense ratio were higher than the peer group average while the net advisory fee and expense ratio were lower than the peer group average. For the year-to-date period ended March 31, 2005, the Fund performed worse than the peer group average and benchmark while for the one-year period ended March 31, 2005, the Fund performed better than the peer group average and benchmark. The Directors reviewed the advisory fees charged by SCM to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be the same in comparison to the fees charged to the Fund. The Directors then noted that SCM agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2005 to limit the Fund's total annual operating expenses to 1.10%. The Directors then considered and assessed the reasons for the higher gross advisory fee and expense ratio of the Fund as well as the lagging year-to-date performance for the Fund.

     Next, the Directors evaluated the Value Fund, considering that both the gross advisory fee and expense ratio were higher than the peer group average while the net advisory fee and expense ratio were lower than the peer group average. For the year-to-date period ended March 31, 2005, the Fund performed worse than the peer group average and benchmark while for the one-year period ended March 31, 2005, the Fund performed better than the peer group average and benchmark. The Directors reviewed the advisory fees charged by SCM to manage other clients' assets in a similar strategy as that of the Fund and found the fees to be lower in comparison to the fees charged to the Fund. The Directors then noted that SCM agreed to waive its advisory fee and reimburse expenses of the Fund through December 31, 2005 to limit the Fund's total annual operating expenses to 0.85%. The Directors then considered and assessed the reasons for the higher gross advisory fee and expense ratio of the Fund as well as the lagging year-to-date performance for the Fund.

     The Directors then determined that the nature, extent and quality of services provided by SCM in advising the Funds was satisfactory; the profits earned by SCM seemed reasonable; and the benefits derived by SCM from managing the Funds, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Directors discussed and considered any economies-of-scale realized by each Fund as a result of asset growth.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment, determined that SCM's Advisory Agreements, on behalf of each Fund, be continued for another one-year period ending August 16, 2006.

                               THE SCHNEIDER FUNDS
                                 PRIVACY NOTICE

THE SCHNEIDER FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

      o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

      o  Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 520-3277.

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                         ===============================

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.






                                  ANNUAL REPORT

                                 AUGUST 31, 2005

                         ===============================

--------------------------------------------------------------------------------

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 PRIVACY NOTICE
                                   (UNAUDITED)

--------------------------------------------------------------------------------

The BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

         o   Information   we   receive   from  you  over  the   telephone,   on
             applications, e-mails or other forms (e.g., your name, social security number and address); and

         o   Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (877) 264-5346.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                  ANNUAL REPORT
                                   (UNAUDITED)

Fellow Shareholder:

We are pleased to report results for our latest fiscal period, our sixth fiscal year of operations. The Fund posted attractive performance, in both absolute terms and relative to its benchmark, during this latest reporting period (September 1, 2004 - August 31, 2005), as our focus on identifying stocks with sustainable earnings growth and relatively attractive valuation paid off, despite continued macroeconomic uncertainty. For the fiscal year ended August 31, 2005, the Fund's Investor shares advanced +27.22%, the Institutional shares gained +27.34%, and the unmanaged Russell 2000(R) Index of small cap stocks returned +23.10%. Longer term (since inception October 1, 1999 through August 31, 2005), the Fund has significantly outperformed the Russell 2000(R), with an annualized return of +18.52% for the Investor shares and +18.60% for the Institutional shares versus the annualized gain of +9.17% for the benchmark Russell 2000(R). These returns, as reflected by the dollar value of a $10,000 investment made at the start of the Fund, compared to the same investment in the benchmark, are shown in the charts on the next two pages. The balance of this letter covers the market environment, performance attribution, Fund characteristics, our fiscal year "report card," and an update on the mutual fund business at Bogle Investment Management, L.P.

MARKET ENVIRONMENT. After moving sideways for several months in 2004, U.S. equity markets rallied strongly from September of 2004 through the end of December, the first four months of our latest fiscal year. Indeed, most of the Russell 2000(R) Index's strong fiscal year performance occurred during these four months, as gains totaled +19.45%. Market results were mixed for the eight months that followed, from January through August of 2005. After 2004's year-end rally, investors seemed to reassess the macroeconomic picture. Surging oil prices, continued Fed interest rate increases, and inflation fears weighed on investor sentiment and U.S. equity markets were generally in negative territory from January through April. Markets bounced from May through July, erasing calendar-year-to-date losses, then modestly retrenched in August. For the fiscal year, small cap stocks, as measured by the Russell 2000(R) Index, advanced +23.10%, significantly outperforming large cap stocks, as measured by the Russell 1000(R) Index, which earned +14.63%. Small caps have outperformed large caps in each of the last six fiscal years according to Russell benchmarks. Since the Fund's inception on October 1, 1999 through August 31, 2005, the small cap market has benefited primarily from strength in small value stocks (The Russell 2000(R) Value Index has gained +15.45% per year while the Russell 2000 Growth(R) Index has inched up +2.10% per year over this period); however, for the latest fiscal period the Russell 2000 Growth(R) Index edged out the Russell 2000 Value(R) Index by 90 basis points (up +23.51% versus +22.61%). Given the environment of rising oil prices and interest rates, it is not surprising that small cap energy stocks produced particularly robust results, while small cap financial stocks generally lagged the overall small cap market for the fiscal period. Finally, we continued to see very low levels of volatility in the market and in the Fund's performance relative to its benchmark over the last year.

PERFORMANCE ATTRIBUTION. For the fiscal year, the Fund's Investor Class of shares outperformed the benchmark Russell 2000(R) by +4.12%, net of all fees, and the Institutional Class of shares outperformed by +4.24%, net of all fees. The Fund's performance relative to its benchmark picked up in early December of last year and can

                                                (Commentary continues on page 5)

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND INSTITUTIONAL CLASS(1)(2)
                       VS. RUSSELL 2000 INDEX (UNAUDITED)

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2005
               --------------------------------------------------

                                              GROWTH        ONE       FIVE       SINCE
                                            OF $10,000      YEAR      YEAR    INCEPTION 3
                                            ----------      ----      ----    -----------

BOGLE INVESTMENT MANAGEMENT SMALL CAP
  GROWTH FUND -- INSTITUTIONAL CLASS           $27,443     27.34%     9.51%      18.60%
RUSSELL 2000 INDEX                             $16,811     23.10%     5.75%       9.17%

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAHIC AS FOLLOWS:

                  Bogle
             Institutional    Russell
                  Shares     2000 Index
             --------------  ----------
Oct. 1, 1999     $10,000      $10,000
Oct. 31, 1999     10,325       10,041
Nov. 30, 1999     11,350       10,640
Dec. 31, 1999     13,017       11,845
Jan. 31, 2000     12,583       11,654
Feb. 29, 2000     14,825       13,578
Mar. 31, 2000     15,100       12,684
Apr. 30, 2000     14,692       11,920
May 31, 2000      14,258       11,225
Jun. 30, 2000     15,933       12,204
Jul. 31, 2000     15,758       11,811
Aug. 31, 2000     17,425       12,712
Sept. 30, 2000    17,117       12,338
Oct. 31, 2000     17,092       11,788
Nov. 30, 2000     15,221       10,577
Dec. 31, 2000     16,506       11,486
Jan. 31, 2001     16,851       12,084
Feb. 28, 2001     15,851       11,292
Mar. 31, 2001     15,075       10,740
Apr. 30, 2001     16,644       11,579
May, 31, 2001     17,196       11,864
Jun. 30, 2001     17,541       12,274
Jul. 31, 2001     17,386       11,610
Aug. 31, 2001     16,834       11,235
Sept. 30, 2001    15,195        9,722
Oct. 31, 2001     15,954       10,291
Nov. 30, 2001     16,601       11,088
Dec. 31, 2001     17,369       11,772
Jan. 31, 2002     17,670       11,649
Feb. 28, 2002     17,282       11,330
Mar. 31, 2002     18,516       12,241
Apr. 30, 2002     18,904       12,353
May 31, 2002      18,145       11,804
Jun. 30, 2002     17,524       11,219
Jul. 31, 2002     15,178        9,525
Aug. 31, 2002     15,377        9,501
Sep. 30, 2002     14,212        8,819
Oct. 31, 2002     14,359        9,102
Nov. 30, 2002     14,902        9,914
Dec. 31, 2002     14,316        9,361
Jan. 31, 2003     14,212        9,102
Feb. 28, 2003     13,824        8,827
Mar. 31, 2003     13,859        8,941
Apr. 30, 2003     15,135        9,789
May 31, 2003      16,696       10,839
Jun. 30, 2003     17,239       11,035
Jul. 31, 2003     18,671       11,726
Aug. 31, 2003     19,585       12,263
Sep. 30, 2003     19,395       12,036
Oct. 31, 2003     21,396       13,047
Nov. 30, 2003     22,465       13,510
Dec. 31, 2003     22,733       13,785
Jan. 31, 2004     24,225       14,383
Feb. 29, 2004     24,225       14,512
Mar. 31, 2004     23,992       14,647
Apr. 30, 2004     22,534       13,900
May 31, 2004      22,707       14,121
Jun. 30, 2004     23,707       14,716
Jul. 31, 2004     22,276       13,725
Aug. 31, 2004     21,551       13,655
Sep. 30, 2004     22,914       14,296
Oct. 31, 2004     22,742       14,578
Nov. 30, 2004     24,497       15,841
Dec. 31, 2004     25,202       16,310
Jan. 31, 2005     24,344       15,630
Feb. 29, 2005     25,307       15,894
Mar. 31, 2005     24,535       15,440
Apr. 30, 2005     23,381       14,555
May 31, 2005      24,830       15,508
Jun. 30, 2005     25,631       16,107
Jul. 31, 2005     27,443       17,128
Aug. 31, 2005     27,443       16,811

      THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEB SITE AT WWW.BOGLEFUNDS.COM.

----------
(1) THE CHART AND TABLE ASSUME A HYPOTHETICAL $10,000 INITIAL INVESTMENT IN THE FUND MADE ON OCTOBER 1, 1999 (INCEPTION) AND REFLECT FUND EXPENSES. INVESTORS SHOULD NOTE THAT THE FUND IS AN ACTIVELY MANAGED MUTUAL FUND WHILE THE INDEX IS EITHER UNMANAGED AND DOES NOT INCUR EXPENSES AND/OR IS NOT AVAILABLE FOR INVESTMENT.
(2) BOGLE INVESTMENT MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVERS AND REIMBURSEMENTS OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(3) FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2005.

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BOGLE INVESTMENT
           MANAGEMENT SMALL CAP GROWTH FUND INVESTOR CLASS(1)(2) VS.
                         RUSSELL 2000 INDEX (UNAUDITED)

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2005
               --------------------------------------------------

                                              GROWTH        ONE       FIVE       SINCE
                                            OF $10,000      YEAR      YEAR    INCEPTION 3
                                            ----------      ----      ----    -----------

BOGLE INVESTMENT MANAGEMENT SMALL CAP
  GROWTH FUND -- INVESTOR CLASS                $27,380     27.22%     9.44%      18.52%
RUSSELL 2000 INDEX                             $16,811     23.10%     5.75%       9.17%

--------------------------------------------------------------------------------



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

              Bogle Investor Shares         Russell 2000 Index

Sept. 30, 1999         $10,000                  $10,000
Oct. 31, 1999           10,325                   10,041
Nov. 30, 1999           11,350                   10,640
Dec. 31, 1999           13,008                   11,845
Jan. 31, 2000           12,583                   11,654
Feb. 29, 2000           14,825                   13,578
Mar. 31, 2000           15,100                   12,684
Apr. 30, 2000           14,692                   11,920
May, 31, 2000           14,250                   11,225
Jun. 30, 2000           15,925                   12,204
Jul. 31, 2000           15,750                   11,811
Aug. 31, 2000           17,408                   12,712
Sept. 30, 2000          17,100                   12,338
Oct. 31, 2000           17,075                   11,788
Nov. 30, 2000           15,213                   10,577
Dec. 31, 2000           16,498                   11,486
Jan. 31, 2001           16,843                   12,084
Feb. 28, 2001           15,834                   11,292
Mar. 31, 2001           15,058                   10,740
Apr. 30, 2001           16,627                   11,579
May 31, 2001            17,179                   11,864
Jun. 30, 2001           17,524                   12,274
Jul. 31, 2001           17,369                   11,610
Aug. 31, 2001           16,808                   11,235
Sept. 30, 2001          15,170                    9,722
Oct. 31, 2001           15,937                   10,291
Nov. 30, 2001           16,576                   11,088
Dec. 31, 2001           17,334                   11,772
Jan. 31, 2002           17,645                   11,649
Feb. 28, 2002           17,248                   11,330
Mar. 31, 2002           18,499                   12,241
Apr. 30, 2002           18,878                   12,353
May 31, 2002            18,119                   11,804
Jun. 30, 2002           17,498                   11,219
Jul. 31, 2002           15,161                    9,525
Aug. 31, 2002           15,351                    9,501
Sep. 30, 2002           14,187                    8,819
Oct. 31, 2002           14,333                    9,102
Nov. 30, 2002           14,877                    9,914
Dec. 31, 2002           14,290                    9,361
Jan. 31, 2003           14,187                    9,102
Feb. 28, 2003           13,799                    8,827
Mar. 31, 2003           13,833                    8,941
Apr. 30, 2003           15,109                    9,789
May 31, 2003            16,662                   10,839
Jun. 30, 2003           17,197                   11,035
Jul. 31, 2003           18,628                   11,726
Aug. 31, 2003           19,534                   12,263
Sep. 30, 2003           19,344                   12,036
Oct. 31, 2003           21,345                   13,047
Nov. 30, 2003           22,405                   13,510
Dec. 31, 2003           22,673                   13,785
Jan. 31, 2004           24,156                   14,383
Feb. 29, 2004           24,156                   14,512
Mar. 31, 2004           23,923                   14,647
Apr. 30, 2004           22,466                   13,900
May 31, 2004            22,638                   14,121
Jun. 30, 2004           23,630                   14,716
Jul. 31, 2004           22,207                   13,725
Aug. 31, 2004           21,483                   13,655
Sep. 30, 2004           22,837                   14,296
Oct. 31, 2004           22,665                   14,578
Nov. 30, 2004           24,401                   15,841
Dec. 31, 2004           25,117                   16,310
Jan. 31, 2005           24,239                   15,630
Feb. 29, 2005           25,212                   15,894
Mar. 31, 2005           24,439                   15,440
Apr. 30, 2005           23,285                   14,555
May 31, 2005            24,726                   15,508
Jun. 30, 2005           25,527                   16,107
Jul. 31, 2005           27,330                   17,128
Aug. 31, 2005           27,330                   16,811

      THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEB SITE AT WWW.BOGLEFUNDS.COM.

----------
(1) THE CHART AND TABLE ASSUME A HYPOTHETICAL $10,000 INITIAL INVESTMENT IN THE FUND MADE ON OCTOBER 1, 1999 (INCEPTION) AND REFLECT FUND EXPENSES. INVESTORS SHOULD NOTE THAT THE FUND IS AN ACTIVELY MANAGED MUTUAL FUND WHILE THE INDEX IS EITHER UNMANAGED AND DOES NOT INCUR EXPENSES AND/OR IS NOT AVAILABLE FOR INVESTMENT.
(2) BOGLE INVESTMENT MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVERS AND REIMBURSEMENTS OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(3) FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2005.

be attributed to positive stock selection from each of our three main investment models. Recall that these fundamentally-based, quantitatively implemented tools evaluate, individually, financial quality, earnings improvement, and relative valuation. It is interesting to note that while returns from each of the three models were positive, each of the model's return streams was more muted than we have seen historically. We believe that this was symptomatic of the low volatility market environment.

In the latest fiscal year, stock selection was strongest in energy, basic industry, and financial stocks and each of these sectors contributed almost two percentage points to the Fund's fiscal year relative-to-benchmark performance. Performance in the technology sector, traditionally a strong area for our investment process (but a difficult area in 2004), turned positive in February of this year, adding nearly three percentage points to relative performance from February through the end of the fiscal year (although the contribution was just modestly positive for the fiscal year overall). This improvement in the Fund's technology stock selection provided one indication of a more favorable environment for our stock selection process than we experienced through most of 2004. Another positive sign was the strength of our stock selection during each of the last three quarterly earnings announcement periods, suggesting that company-specific information, as opposed to widespread market and sector movements, was driving prices of individual equities during these announcement periods.

As of the end of the fiscal year, the Fund remained well diversified, holding 174 stocks, with the largest holding representing just 1.3% of portfolio assets. This diversification allows us to control the impact any single stock can have on total Fund performance. Still, stock-specific examples of investment performance can be illustrative and a few follow. One of our top performing stocks for the fiscal year period was IPSCO, which operates steel and pipe mills in the United States and Canada and was identified in September 2004 as attractive according to our earnings expectations model. Another top performer, Crown Holdings, Inc., a supplier of packaging products to consumer marketing companies, was first purchased back in April of 2003 because it scored well according to both financial quality and relative valuation. As of the end of our fiscal year, we continue to hold both of these stocks. One of the reasons we include financial quality in our investment process is that, generally speaking, stocks that score highly according to financial quality tend to sustain an above-average relative ranking longer than stocks that score well according to earnings expectations signals such as analyst estimate revisions and earnings surprises. Therefore, including financial quality in our analysis reduces turnover and transaction costs relative to a model that considers just earnings expectations and relative valuation. In the technology sector, this fiscal year's winners included Arris Group, a global telecommunications technology leader that provides broadband local access networks. Arris was first identified in December 2004 by the financial quality model and more recently has seen improvements in its earnings expectations score, illustrating how strong financial quality signals are often a precursor to future earnings strength.

FUND CHARACTERISTICS. We seek to add value through stock selection rather than through predictions of broad market or sector movements. Therefore, we strive to remain fully invested with sector exposures that look similar to the benchmark Russell 2000(R). Fund characteristics are also generally kept in line with the benchmark, as shown in the table to the right. As of the end of August, the Fund maintained a small bias toward companies with somewhat higher long-term earnings growth rates. Offsetting this exposure, the Fund's

--------------------------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                 AUGUST 31, 2005

                                                               RUSSELL
MEDIAN                                             BOGLX       2000(R)
--------                                          -------     --------
Median Market Cap ($mil.)                           $990        $1018
Long-Term Estimated Earnings
   Growth Rate                                      16.0%       15.0%
Price/Historical Earnings                           21.7x       21.8x
Price/Forward Earnings                              18.3x       18.0x
Price/Sales                                          1.1x        1.9x
--------------------------------------------------------------------------------
median price-to-sales ratio remained below benchmark, reflecting its primacy in our relative valuation model. The Fund's median market capitalization continued to be modestly below benchmark. The Fund also maintained below-benchmark exposure at the small end of the capitalization range, with 10% of the Fund invested in stocks with capitalization below $290 million, while the Russell 2000(R) bottom decile was below $360 million.

REPORT CARD. It is our custom to grade ourselves on investment performance and client service over the past year. On our performance we give ourselves a B+. We outperformed our benchmark for the fiscal year by approximately +4% and risk-adjusted performance was about in line with long-term objectives. On client service we remain at a grade of B. There is always room for improvement in this area, particularly in your day-to-day contact with shareholder services. Although shareholder inquiries and transactions are outsourced to PFPC Inc., we encourage you to let us know if we can assist in this area or if you have any feedback on your experience. We are committed to answering your questions promptly and addressing problems quickly.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT. We added two professionals to our team in May of 2005, bringing total staff to twelve, with five dedicated to portfolio management and research, and seven focused on client service, portfolio accounting and compliance. At the end of August 2005, assets in the Fund were around $312 million. The Fund remains closed to new investors.

A few shareholders have recently asked why we are no longer included in the mutual fund tables of some of the major newspapers. Some of these publications have recently revised upward the minimum asset levels at which funds are included in their listings, causing the two classes of the fund to fall out of the daily printing. These changes, in part, reflect media recognition of the greater frequency with which investors are getting their pricing from the Internet rather than in their daily paper. Information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, WWW.BOGLEFUNDS.COM. The NAVs are updated daily while the other Fund information is updated quarterly. Fund information is also available on Morningstar.com and other internet-based financial data providers.

As always, thank you for your ongoing support. Please let us know if there is any way we can improve your investment experience with us.

Respectfully,


Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

----------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000 IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000 INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2005 through August 31, 2005, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                               INSTITUTIONAL CLASS
                                 --------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE         EXPENSES PAID DURING
                                      MARCH 1, 2005                AUGUST 31, 2005                  PERIOD*
                                 -----------------------        --------------------         --------------------
Actual                                    $1,000.00                     $1,084.40                       $6.57
Hypothetical
   (5% return before
   expenses)                               1,000.00                      1,018.82                        6.38

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)


                                                                 INVESTOR CLASS
                                 --------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE         EXPENSES PAID DURING
                                      MARCH 1, 2005                AUGUST 31, 2005                  PERIOD*
                                 -----------------------        --------------------         --------------------
Actual                                    $1,000.00                     $1,084.00                       $7.09
Hypothetical
  (5% return before
  expenses)                                1,000.00                      1,018.31                        6.89

----------
*Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each class of 8.44% for the Institutional Class and 8.40% for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                   % OF NET
      SECURITY TYPE & SECTOR CLASSIFICATION         ASSETS             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS:
      Technology                                     24.4%         $ 75,960,955
      Consumer Growth                                16.9            52,760,543
      Consumer Cyclical                              16.8            52,197,122
      Industrial                                     15.8            49,091,015
      Financial                                      15.6            48,558,875
      Energy                                          6.1            18,835,015
      Basic Industry                                  2.9             9,173,685
      Utility                                         0.6             1,980,990
SHORT-TERM INVESTMENTS                                0.9             2,795,234
OTHER ASSETS IN EXCESS OF LIABILITIES                 0.0                59,402
                                                    ------         ------------
      NET ASSETS                                    100.0%         $311,412,836
                                                    ------         ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2005

                                                        NUMBER
                                                       OF SHARES        VALUE
                                                       ---------     -----------

COMMON STOCKS--99.1%
BASIC INDUSTRY--2.9%
   Braskem S.A. - ADR ........................           92,400      $ 1,820,280
   Crown Holdings, Inc.* .....................          178,300        3,011,487
   H.B. Fuller Co. ...........................           75,600        2,480,436
   IPSCO, Inc. ...............................           17,800        1,142,582
   Lone Star Technologies, Inc.* .............           13,000          718,900
                                                                     -----------
                                                                       9,173,685
                                                                     -----------

CONSUMER CYCLICAL--16.8%
   7-Eleven, Inc.* ...........................           88,500        2,508,090
   Aaron Rents, Inc. .........................           77,100        1,707,765
   Argosy Gaming Co.* ........................            9,500          443,270
   Barnes & Noble, Inc.* .....................           55,800        2,107,566
   Bluegreen Corp.* ..........................           37,300          657,972
   Buckle, Inc. (The) ........................           25,000          981,500
   Building Materials Holding
     Corp. ...................................           22,200        2,075,256
   CKE Restaurants, Inc. .....................          151,300        1,770,210
   CSK Auto Corp.* ...........................          116,200        1,946,350
   Denny's Corp.* ............................          347,500        1,824,375
   Domino's Pizza, Inc. ......................           92,000        2,116,000
   Furniture Brands
     International, Inc. .....................           81,200        1,551,732
   Genesco, Inc.* ............................           31,300        1,242,923
   Gold Kist, Inc.* ..........................           41,600          768,768
   Hartmarx Corp.* ...........................          137,300        1,219,224
   Intrawest Corp. ...........................           47,400        1,239,510
   J. Jill Group, Inc.* ......................           85,800        1,520,376
   Jack in the Box, Inc.* ....................           52,500        1,851,675
   LKQ Corp.* ................................           38,800        1,213,664
   Longs Drug Stores Corp. ...................           57,800        2,450,720
   Media General, Inc., Class A ..............           18,200        1,197,378
   Monarch Casino & Resort,
     Inc.* ...................................           90,300        1,714,797
   Pantry, Inc. (The)* .......................           33,200        1,191,548
   Phillips-Van Heusen Corp. .................           82,500        2,762,925
   Rent-Way, Inc.* ...........................          159,900        1,183,260
   Retail Ventures, Inc.* ....................          129,100        1,474,322
   Ryder System, Inc. ........................           26,400          926,376
   Shoe Carnival, Inc.* ......................           39,400          644,584
   Skechers U.S.A., Inc.,
     Class A* ................................          104,200        1,740,140


                                                        NUMBER
                                                       OF SHARES        VALUE
                                                       ---------     -----------

CONSUMER CYCLICAL--(CONTINUED)
   Sonic Automotive, Inc.,
     Class A .................................           91,000      $ 2,133,950
   Stanley Furniture Co., Inc. ...............           19,600          525,476
   Stein Mart, Inc. ..........................          115,700        2,830,022
   Steven Madden Ltd.* .......................           69,800        1,636,810
   THQ, Inc.* ................................           13,600          457,096
   UniFirst Corp. ............................           14,800          581,492
                                                                     -----------
                                                                      52,197,122
                                                                     -----------
CONSUMER GROWTH--16.9%
   Alpharma, Inc., Class A ...................          147,300        3,921,126
   AMN Healthcare Services,
      Inc.* ..................................          123,300        1,906,218
   AngioDynamics, Inc.* ......................          107,900        2,330,640
   Anika Therapeutics, Inc.* .................           15,400          195,580
   Bright Horizons Family
     Solutions, Inc.* ........................           26,600        1,045,912
   Chattem, Inc.* ............................           20,200          782,548
   Chemed Corp. ..............................           23,400          946,764
   Chemtura Corp. ............................          168,300        2,888,028
   CNS, Inc. .................................           87,900        2,312,649
   Cutera, Inc.* .............................          105,000        2,550,450
   Dade Behring Holdings, Inc. ...............           83,800        3,066,242
   Education Management
     Corp.* ..................................           65,200        2,208,324
   Genesis HealthCare Corp.* .................           41,491        1,663,789
   Haemonetics Corp.* ........................           60,200        2,675,288
   Hi-Tech Pharmacal Co., Inc.* ..............           74,800        1,841,576
   Kendle International, Inc.* ...............           80,100        1,938,420
   Lifecore Biomedical, Inc.* ................           42,100          463,100
   Magellan Health Services,
     Inc.* ...................................           59,100        2,095,095
   MedCath Corp.* ............................           44,000        1,091,640
   Natus Medical, Inc.* ......................          149,500        1,581,710
   Nu Skin Enterprises, Inc.,
     Class A .................................           17,900          381,986
   Nutri/System, Inc.* .......................          130,800        2,865,828
   Orthofix International, N.V.* .............           34,600        1,575,684
   Per-Se Technologies, Inc.* ................           29,300          564,904
   PerkinElmer, Inc. .........................          118,900        2,461,230
   Playtex Products, Inc.* ...................          162,700        1,760,414
   Respironics, Inc.* ........................           61,700        2,416,172


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

                                                        NUMBER
                                                       OF SHARES        VALUE
                                                       ---------     -----------

CONSUMER GROWTH--(CONTINUED)
   Savient Pharmaceuticals,
     Inc.* ...................................          369,000      $ 1,490,760
   Steiner Leisure Ltd.* .....................           37,170        1,145,951
   West Pharmaceutical Services,
      Inc. ....................................          20,900          592,515
                                                                     -----------
                                                                      52,760,543
                                                                     -----------
ENERGY--6.1%
   Advanced Energy Industries,
     Inc.* ...................................          145,600        1,735,552
   Core Laboratories N.V.* ...................           93,400        2,972,922
   Distributed Energy Systems
     Corp.* ..................................          348,200        2,353,832
   Frontier Oil Corp. ........................           77,100        2,825,715
   Giant Industries, Inc.* ...................           59,600        2,935,300
   Tesoro Corp. ..............................           57,600        3,329,280
   Vintage Petroleum, Inc. ...................           69,800        2,682,414
                                                                     -----------
                                                                      18,835,015
                                                                     -----------
FINANCIAL--15.6%
   Allmerica Financial Corp.* ................           50,800        2,068,068
   American Physicians Capital,
      Inc.* ..................................           50,700        2,241,447
   Arch Capital Group Ltd.* ..................           52,400        2,276,780
   Banco Itau Holding
     Financeira S.A. - ADR ...................           29,100        3,049,098
   BankAtlantic Bancorp, Inc.,
     Class A .................................           54,400          927,520
   Calamos Asset Management,
     Inc., Class A ...........................           69,100        1,861,554
   Capital Crossing Bank* ....................           15,900          592,434
   Cash America International,
     Inc. .....................................          59,300        1,243,521
   EZCORP, Inc., Class A* ....................          134,200        2,191,486
   First American Corp. ......................           67,100        2,792,031
   First Republic Bank .......................           17,500          630,000
   GFI Group, Inc.* ..........................           60,600        2,004,648
   Investment Technology
     Group, Inc.* ............................          110,600        3,035,970
   LandAmerica Financial
     Group, Inc. .............................           42,300        2,500,776
   Max Re Capital Ltd. .......................          102,000        2,344,980


                                                        NUMBER
                                                       OF SHARES        VALUE
                                                       ---------     -----------

FINANCIAL--(CONTINUED)
   National Financial Partners
     Corp. ...................................           25,400      $ 1,115,060
   Ohio Casualty Corp. .......................           80,900        2,043,534
   Safety Insurance Group, Inc. ..............           67,200        2,357,376
   Selective Insurance Group,
     Inc.                                                25,800        1,221,372
   StanCorp Financial Group,
     Inc. ....................................           31,200        2,522,520
   Stewart Information Services
     Corp. ...................................           45,800        2,201,606
   UICI ......................................           74,100        2,286,726
   United Fire & Casualty Co. ................           27,900        1,149,759
   Unitrin, Inc. .............................           32,700        1,509,759
   Universal American Financial
     Corp.* ..................................           17,500          401,625
   Zenith National Insurance
     Corp. ...................................           31,500        1,989,225
                                                                     -----------
                                                                      48,558,875
                                                                     -----------
INDUSTRIAL--15.8%
   Administaff, Inc. .........................           91,800        3,302,046
   Aftermarket Technology
     Corp.* ..................................           50,941          876,185
   AMERCO* ...................................           46,200        2,765,070
   Blount International, Inc.* ...............            8,400          151,200
   Brink's Co., (The) ........................           68,000        2,732,240
   Celadon Group, Inc.* ......................           42,200          863,834
   CNF, Inc. .................................           44,200        2,230,774
   Columbus McKinnon Corp.* ..................          163,600        3,157,480
   Consolidated Graphics, Inc.* ..............           32,700        1,262,547
   CP Ships Ltd. .............................          129,000        2,919,270
   Flowserve Corp.* ..........................            8,800          326,832
   Genlyte Group, Inc., (The)* ...............           15,200          747,992
   Greif, Inc., Class A ......................           21,700        1,277,045
   Hub Group, Inc., Class A* .................           95,600        3,083,100
   Ingram Micro, Inc., Class A* ..............          106,200        1,859,562
   Laidlaw International, Inc.* ..............           91,100        2,254,725
   McDermott International,
     Inc.* ...................................          116,400        4,021,620
   Pacer International, Inc.* ................           93,600        2,456,064
   Rollins, Inc. .............................          104,400        2,052,504
   Snap-On, Inc. .............................           34,800        1,235,400


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2005

                                                        NUMBER
                                                       OF SHARES        VALUE
                                                       ---------     -----------

INDUSTRIAL--(CONTINUED)
   Stewart & Stevenson Services,
     Inc. .....................................         103,900      $ 2,532,043
   Thomas & Betts Corp.* .....................           40,900        1,453,586
   Universal Forest Products,
     Inc.                                                43,200        2,351,376
   WESCO International, Inc.* ................           91,600        3,178,520
                                                                     -----------
                                                                      49,091,015
                                                                     -----------
TECHNOLOGY--24.4%
   Advanced Digital Information
     Corp.* ..................................            1,900           16,967
   Advent Software, Inc.* ....................           57,400        1,581,944
   Arris Group, Inc.* ........................          289,800        3,040,002
   BE Aerospace, Inc.* .......................           53,800          853,268
   BEA Systems, Inc.* ........................           25,700          226,674
   Blackboard, Inc.* .........................           40,400          976,064
   Bottomline Technologies,
     Inc.* ...................................          125,100        1,924,038
   Brightpoint, Inc.* ........................           38,600        1,106,276
   Captiva Software Corp.* ...................          108,800        2,065,024
   Coherent, Inc.* ...........................           11,600          368,764
   Comtech Telecommunications
     Corp.* ..................................           57,000        2,000,700
   CryptoLogic, Inc. .........................           27,700          501,093
   Ctrip.com International
     Ltd. - ADR* .............................           44,500        2,518,255
   ECI Telecom Ltd.* .........................          157,300        1,204,918
   Emulex Corp.* .............................          125,800        2,710,990
   Energy Conversion Devices,
     Inc.* ...................................           24,300          843,453
   Extreme Networks, Inc.* ...................          179,600          775,872
   FileNET Corp.* ............................           60,100        1,596,857
   Hologic, Inc.* ............................           58,100        2,802,163
   Hypercom Corp.* ...........................          302,000        1,917,700
   i2 Technologies, Inc.* ....................           78,000        1,826,760
   Informatica Corp.* ........................          224,900        2,568,358
   IXYS Corp.* ...............................          127,200        1,319,064
   ManTech International Corp.,
     Class A* ................................           33,200        1,029,532
   McDATA Corp., Class A* ....................          318,100        1,711,378
   MTS Systems Corp. .........................           58,200        2,399,004
   NICE Systems Ltd. - ADR* ..................           49,900        2,157,676


                                                        NUMBER
                                                       OF SHARES        VALUE
                                                       ---------     -----------

TECHNOLOGY--(CONTINUED)
   ON Semiconductor Corp.* ...................          197,300      $ 1,134,475
   Optimal Group, Inc.,
     Class A* ................................           76,000        1,591,440
   PAR Technology Corp.* .....................           77,200        1,926,912
   Parametric Technology
     Corp.* ..................................          401,200        2,431,272
   Progress Software Corp.* ..................           66,500        2,038,890
   Quidel Corp.* .............................          204,600        1,665,444
   Radiant Systems, Inc.* ....................          181,600        2,144,696
   Skyworks Solutions, Inc.* .................          264,600        1,995,084
   SonicWALL, Inc.* ..........................          183,900        1,097,883
   SPSS, Inc.* ...............................           90,600        1,975,080
   Standard Microsystems
     Corp.* ..................................           77,900        2,029,295
   Sykes Enterprises, Inc.* ..................           73,600          783,840
   TiVo, Inc.* ...............................          186,000          957,900
   Transaction Systems
     Architects, Inc.* .......................           80,200        2,147,756
   TriQuint Semiconductor,
     Inc.* ...................................          226,100          872,746
   TriZetto Group, Inc., (The)* ..............          188,700        2,960,703
   Vignette Corp.* ...........................          155,200        2,357,488
   Xyratex Ltd.* .............................           79,900        1,290,385
   Zoran Corp.* ..............................          159,700        2,516,872
                                                                     -----------
                                                                      75,960,955
                                                                     -----------
UTILITY--0.6%
   Compania Anonima Nacional
     Telefonos de Venezuela
     (CANTV) - ADR ...........................          133,400        1,980,990
                                                                     -----------
     TOTAL COMMON STOCKS
       (Cost $247,931,229)                                           308,558,200
                                                                     -----------
SHORT-TERM INVESTMENTS--0.9%
   Galaxy Institutional Money
     Market Fund
     3.43% 09/01/05 ..........................        2,795,234        2,795,234
                                                                     -----------
     TOTAL SHORT-TERM
       INVESTMENTS
       (Cost $2,795,234) .....................                         2,795,234
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2005

                                                                        VALUE
                                                                     -----------

TOTAL INVESTMENTS--100.0%
   (Cost $250,726,463) ........................................     $311,353,434
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.0% .......................................           59,402
                                                                    ------------
NET ASSETS--100.0% ............................................     $311,412,836
                                                                    ============

----------
*Non-income producing.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005

ASSETS
   Investments, at value (cost - $250,726,463) .................    $311,353,434
   Receivable for investments sold .............................       4,074,488
   Receivable for Fund shares sold .............................          86,806
   Dividends receivable ........................................         151,131
   Prepaid expenses and other assets ...........................          27,963
                                                                    ------------
     Total assets ..............................................     315,693,822
                                                                    ------------
LIABILITIES
   Payable for investments purchased ...........................       3,670,548
   Payable for Fund shares redeemed ............................         207,264
   Payable to the Adviser ......................................         255,319
   Accrued expenses and other liabilities ......................         147,855
                                                                    ------------
     Total liabilities .........................................       4,280,986
                                                                    ------------
NET ASSETS
   Capital stock, $0.001 par value .............................          10,841
   Additional paid-in capital ..................................     208,602,237
   Accumulated net realized gain from investments ..............      42,172,787
   Net unrealized appreciation on investments ..................      60,626,971
                                                                    ------------
     Net assets ................................................    $311,412,836
                                                                    ============
INSTITUTIONAL CLASS
   Net assets ..................................................    $177,358,575
                                                                    ------------
   Shares outstanding ..........................................       6,161,599
                                                                    ------------
   Net asset value, offering and redemption price per share ....    $      28.78
                                                                    ============
INVESTOR CLASS
   Net assets ..................................................    $134,054,261
                                                                    ------------
   Shares outstanding ..........................................       4,679,498
                                                                    ------------
   Net asset value, offering and redemption price per share ....    $      28.65
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS


                                                                     FOR THE
                                                                   YEAR ENDED
                                                                 AUGUST 31, 2005
                                                                ----------------
INVESTMENT INCOME
   Dividends(1) ..............................................    $ 1,598,391
                                                                  -----------
     Total investment income .................................      1,598,391
                                                                  -----------
EXPENSES
   Advisory fees .............................................      3,096,795
   Administrative service fees ...............................        464,519
   Administration and accounting fees and expenses ...........        440,927
   Transfer agent fees and expenses ..........................        147,669
   Shareholder servicing fees ................................        130,014
   Custodian fees and expenses ...............................         92,904
   Audit and legal fees ......................................         89,611
   Printing fees .............................................         65,790
   Directors' and Officers' fees and expenses ................         60,875
   Federal and state registration fees .......................         31,253
   Insurance and other expenses ..............................         24,295
                                                                  -----------
     Total expenses before waivers and reimbursements ........      4,644,652
     Less: waivers and reimbursements ........................       (643,644)
                                                                  -----------
     Net expenses ............................................      4,001,008
                                                                  -----------
   Net investment loss .......................................     (2,402,617)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments ........................     45,421,086
   Net change in unrealized appreciation on investments ......     30,964,248
                                                                  -----------
   Net realized and unrealized gain from investments .........     76,385,334
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........    $73,982,717
                                                                  ===========

----------
(1) Net of foreign taxes withheld of $21,918.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                FOR THE              FOR THE
                                                              YEAR ENDED           YEAR ENDED
                                                            AUGUST 31, 2005      AUGUST 31, 2004
                                                            ---------------      ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ...................................    $ (2,402,617)       $  (1,973,494)
   Net realized gain from investments ....................      45,421,086           43,215,406
   Net change in unrealized appreciation
     on investments ......................................      30,964,248          (19,214,527)
                                                              ------------         ------------
   Net increase in net assets resulting from operations ..      73,982,717           22,027,385
                                                              ------------         ------------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net realized capital gains Institutional shares .......     (17,084,780)                  --
   Net realized capital gains Investor shares ............     (12,346,358)                  --
                                                              ------------         ------------
     Total dividends to shareholders .....................     (29,431,138)                  --
                                                              ------------         ------------

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................     (32,811,507)          32,292,113
                                                              ------------         ------------
   Total increase in net assets ..........................      11,740,072           54,319,498
                                                              ------------         ------------

NET ASSETS
   Beginning of period ...................................     299,672,764          245,353,266
                                                              ------------         ------------
   End of period .........................................    $311,412,836         $299,672,764
                                                              ============         ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                            INSTITUTIONAL CLASS
                                                     -----------------------------------------------------------------
                                                      FOR THE        FOR THE      FOR THE        FOR THE       FOR THE
                                                       YEAR           YEAR         YEAR           YEAR          YEAR
                                                       ENDED          ENDED        ENDED          ENDED         ENDED
                                                      8/31/05        8/31/04      8/31/03        8/31/02       8/31/01
                                                     ---------       -------      -------        -------       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............      $ 24.99       $ 22.71      $ 17.83        $ 19.52       $ 20.91
                                                       -------       -------      -------        -------       -------
Net investment loss .............................        (0.22)        (0.16)*      (0.11)*        (0.02)        (0.07)*
Net realized and unrealized gain/(loss)
   on investments ...............................         6.49          2.44*        4.99*         (1.67)        (0.66)*
                                                       -------       -------      -------        -------       -------
Net increase/(decrease) in net assets
   resulting from operations ....................         6.27          2.28         4.88          (1.69)        (0.73)
                                                       -------       -------      -------        -------       -------
Distributions to shareholders from:
Net investment income ...........................           --            --           --             --            --
Net realized capital gains ......................        (2.48)           --           --             --         (0.66)
                                                       -------       -------      -------        -------       -------
Net asset value, end of period ..................      $ 28.78       $ 24.99      $ 22.71        $ 17.83       $ 19.52
                                                       =======       =======      =======        =======       =======

Total investment return(1) ......................        27.34%        10.04%       27.37%         (8.66)%       (3.39)%
                                                       =======       =======      =======        =======       =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..............................     $177,359      $175,642     $132,845        $80,639       $36,526
Ratio of expenses to average net assets
   with waivers and reimbursements ..............         1.25%         1.25%        1.25%          1.25%         1.25%
Ratio of expenses to average net assets
   without waivers and reimbursements ...........         1.46%         1.44%        1.50%          1.50%         1.68%
Ratio of net investment loss to average
   net assets ...................................        (0.73)%       (0.61)%      (0.60)%        (0.11)%       (0.36)%
Portfolio turnover rate .........................       129.18%       129.18%      122.39%        140.27%       125.99%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                            INVESTOR CLASS
                                                     -----------------------------------------------------------------
                                                      FOR THE        FOR THE      FOR THE        FOR THE       FOR THE
                                                       YEAR           YEAR         YEAR           YEAR          YEAR
                                                       ENDED          ENDED        ENDED          ENDED         ENDED
                                                      8/31/05        8/31/04      8/31/03        8/31/02       8/31/01
                                                     ---------       -------      -------        -------       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............     $ 24.91       $ 22.65      $ 17.80        $ 19.49       $ 20.89
                                                       -------       -------      -------        -------       -------
Net investment loss ..............................       (0.23)        (0.18)*      (0.12)*        (0.03)        (0.09)*
Net realized and unrealized gain/(loss)
   on investments ................................        6.45          2.44*        4.97*         (1.66)        (0.65)*
                                                       -------       -------      -------        -------       -------
Net increase/(decrease) in net assets
   resulting from operations .....................        6.22          2.26         4.85          (1.69)        (0.74)
                                                       -------       -------      -------        -------       -------
Distributions to shareholders from:
Net investment income ............................          --            --           --             --            --
Net realized capital gains .......................       (2.48)           --           --             --         (0.66)
                                                       -------       -------      -------        -------       -------
Net asset value, end of period ...................     $ 28.65       $ 24.91      $ 22.65        $ 17.80       $ 19.49
                                                       =======       =======      =======        =======       =======

Total investment return(1) .......................       27.22%         9.98%       27.25%         (8.67)%       (3.45)%
                                                       =======       =======      =======        =======       =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........    $134,054      $124,031     $112,508        $88,920       $54,255
Ratio of expenses to average net
   assets with waivers and reimbursements ........        1.35%         1.35%        1.35%          1.27%         1.35%
Ratio of expenses to average net assets
   without waivers and reimbursements ............        1.56%         1.54%        1.60%          1.60%         1.78%
Ratio of net investment loss to average
   net assets ....................................       (0.83)%       (0.70)%      (0.69)%        (0.20)%       (0.46)%
Portfolio turnover rate ..........................      129.18%       129.18%      122.39%        140.27%       125.99%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has seventeen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.473 billion are currently classified into one hundred and three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser" or "Bogle") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the year ended August 31, 2005, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the year ended August 31, 2005, investment advisory fees and waivers were as follows:

                                       GROSS                          NET
                                   ADVISORY FEES     WAIVERS     ADVISORY FEES
                                   -------------   ----------     -------------
Bogle Investment Management
     Small Cap Growth Fund         $3,096,795      $(202,351)      $2,894,444

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets, subject to a minimum of $6,250 per month. The Fund also pays a monthly multiple class fee of $1,875 per class. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is charged to all funds in proportion to their net assets of the RBB Funds. The Bogle Investment Management Small Cap Growth Fund's portion of this fee for the year ended August 31, 2005 was $51,846.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the year ended August 31, 2005, administration and accounting services fees and waivers were as follows:


                                         GROSS ADMINISTRATION                       NET ADMINISTRATION AND
                                            AND ACCOUNTING                            ACCOUNTING SERVICES
                                      SERVICES FEES AND EXPENSES       WAIVERS         FEES AND EXPENSES
                                      --------------------------      ---------      ----------------------
Bogle Investment Management
     Small Cap Growth Fund                    $440,927                $(38,710)             $402,217

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund.

     For the year ended August 31, 2005, administrative services fees and waivers were as follows:


                                         GROSS ADMINISTRATIVE                         NET ADMINISTRATIVE
                                            SERVICES FEES              WAIVERS          SERVICES FEES
                                         --------------------         ---------       ------------------
Bogle Investment Management
     Small Cap Growth Fund                    $464,519                $(402,583)            $61,936

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.


     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets subject to a minimum monthly fee of $1,500.


     PFPC and its affiliates were due fees from the Fund of $66,586 at August 31, 2005.

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                               INVESTMENT SECURITIES
                                          -------------------------------
                                            PURCHASES            SALES
                                          ------------       ------------
Bogle Investment Management
     Small Cap Growth Fund                $394,436,186       $451,039,512

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2005, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:


                                                                          INSTITUTIONAL CLASS
                                                   -----------------------------------------------------------------
                                                               FOR THE                              FOR THE
                                                             YEAR ENDED                           YEAR ENDED
                                                           AUGUST 31, 2005                      AUGUST 31, 2004
                                                   ------------------------------        ---------------------------
                                                     SHARES             VALUE             SHARES            VALUE
                                                   ----------         -----------        ---------      ------------
Sales ...................................             771,801        $ 20,183,245        2,135,001      $ 56,532,403
Reinvestments ...........................             700,636          16,457,954               --                --
Redemptions .............................          (2,338,064)        (60,402,341)        (958,444)      (24,625,912)
                                                   ----------        ------------        ---------      ------------
Net Increase/(Decrease) .................            (865,627)       $(23,761,142)       1,176,557      $ 31,906,491
                                                   ==========        ============        =========      ============


                                                                            INVESTOR CLASS
                                                   -----------------------------------------------------------------
                                                               FOR THE                              FOR THE
                                                             YEAR ENDED                           YEAR ENDED
                                                           AUGUST 31, 2005                      AUGUST 31, 2004
                                                   ------------------------------        ---------------------------
                                                     SHARES             VALUE             SHARES            VALUE
                                                   ----------         -----------        ---------      ------------
Sales ...................................             289,103        $  7,421,197          812,505      $ 21,459,043
Reinvestments ...........................             500,745          11,717,438               --                --
Redemptions .............................          (1,089,315)        (28,189,000)        (800,883)      (21,073,421)
                                                   ----------        ------------        ---------      ------------
Net Increase/(Decrease) .................            (299,467)       $ (9,050,365)          11,622      $    385,622
                                                   ==========        ============        =========      ============

     As of August 31, 2005, one shareholder held 30% of the outstanding shares of the Fund. This shareholder is an omnibus account comprised of many individual shareholders.

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2005,   Federal  tax  cost,   aggregate  gross  unrealized
appreciation and depreciation of securities held by the Fund were as follows:



                                                  FEDERAL TAX       UNREALIZED       UNREALIZED      NET UNREALIZED
                                                     COST          APPRECIATION     DEPRECIATION      APPRECIATION
                                                 ------------      ------------     ------------     --------------
Bogle Investment Management
     Small Cap Growth Fund ..............        $251,393,283       $66,419,828     $(6,459,677)       $59,960,151

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

     The following permanent differences as of August 31, 2005, primarily attributable to net investment loss were reclassified to the following accounts:


                                             INCREASE          DECREASE
                                            ACCUMULATED       ACCUMULATED
                                          NET INVESTMENT     NET REALIZED
                                               LOSS              GAIN
                                          --------------     ------------
Bogle Investment Management
   Small Cap Growth Fund                    $2,402,617       $(2,402,617)

     As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED     UNDISTRIBUTED
                                                 ORDINARY          LONG-TERM
                                                  INCOME             GAINS
                                               -------------     -------------
Bogle Investment Management
     Small Cap Growth Fund                      $11,157,445       $31,682,163

     At August 31, 2005, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2005, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:


                                                    ORDINARY         LONG-TERM
                                                     INCOME            GAINS              TOTAL
                                                   ----------        -----------       -----------
Bogle Investment Management
     Small Cap Growth Fund              2005       $2,306,138        $27,125,000       $29,431,138
                                        2004           --                  --               --

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The RBB Fund, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bogle Investment Management Small Cap Growth Fund, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 28, 2005

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)

     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (August 31) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2005, the following dividends and distributions per share were paid by the Fund:

                                   NET
                                INVESTMENT        SHORT-TERM        LONG-TERM
                                  INCOME             GAINS            GAINS
                                ----------        ----------        ---------
     Institutional Class           $--              $0.19             $2.29
     Investor Class                 --               0.19              2.29

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2006. There will be no 1099-DIV issued if there is no distribution required.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

     In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

     The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 74% for the Bogle Investment Management Small Cap Growth Fund.

     The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is 86% for the Bogle Investment Management Small Cap Growth Fund.

     These amounts were reported to shareholders as income in 2004.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)

1.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2.   QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.   BOARD REVIEW OF ADVISORY AGREEMENT

     As required by the Investment Company Act, the Board of Directors (the "Board") of the Company, including all of the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), considered the renewal of the investment advisory agreement between Bogle and the Company (the "Advisory Agreement") on behalf of the Fund at a meeting of the Board held on May 25, 2005. At this meeting, the Board approved the Advisory Agreement for an additional one-year term. The Board's decision to approve the Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the renewal of and approval of the Advisory Agreement, the Directors took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. The Directors discussed the materials from the Adviser mailed in advance of the meeting that addressed most, if not all, of the factors listed below. The Adviser also made a presentation during the meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser's services provided to the Fund;
(ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser's investment philosophies and processes; (iv) the Adviser's assets under management and client descriptions;
(v) the Adviser's soft dollar commission and trade allocations policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) compliance procedures; (viii) the Adviser's financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund;
(x) a report comparing the Fund's proposed or current advisory fees and expenses to those of its peer group;

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                             (UNAUDITED) (CONCLUDED)


and (xi) a report comparing the performance of the Fund to the performance of its applicable benchmark index and peer group. No one factor was determinative in the Board's consideration of the Advisory Agreement.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the continuation of the Advisory Agreement as well as the Directors' responsibilities and duties in approving the Agreement.

     During the course of its deliberations, the Board reached the following conclusions, among others, regarding the Adviser and its Advisory Agreement with respect to the Fund. The Directors considered that the Fund's gross and net advisory fees were higher in comparison to that of its peer group average and is the same in comparison to the fees the Adviser charges for managing assets for other clients utilizing its long only strategies. The Board considered that the Fund is currently closed to new investors and reviewed the overall value added by the Adviser to the Fund's performance when assessing the Fund's higher advisory fee. In addition, the Directors discussed that the Fund's gross and net expense ratio was lower than its peer group average. It was further considered by the Directors that the Adviser has agreed to waive its advisory fee and reimburse expenses to limit annual operating expenses of the Institutional Class and Investor Class of the Fund to 1.25% and 1.35%, respectively. The Directors noted that the Fund's year-to-date performance ended March 31, 2005 lagged the benchmark while the Fund's performance for the one-year period ended May 3, 2005 was higher than the Lipper composite sample group of small cap growth funds but lower than the Lipper composite sample group of small cap core funds. The Directors then determined that the nature, extent and quality of services provided by the Adviser in advising the Fund was satisfactory; the profits earned by the Adviser seemed reasonable; and the benefits derived by the Adviser from managing the Fund, including its use of soft dollars and the process it uses to select brokers, seemed reasonable. The Directors discussed and considered any economies-of-scale realized by the Fund as a result of growth in the assets of the Fund.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by the Fund was reasonable, and in the exercise of its business judgment, determined that the Adviser's Advisory Agreement be continued for another one-year period ending August 16, 2006.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Company's directors and may be obtained free of charge by calling (877) 264-5346.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                            TERM OF OFFICE                                          PORTFOLIOS IN
    NAME, ADDRESS,        POSITION(S) HELD  AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX       OTHER
  AND DATE OF BIRTH          WITH FUND      TIME SERVED                     5 YEARS                 OVERSEEN BY    DIRECTORSHIPS
                                                                                                      DIRECTOR     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky            Director      1988 to present   Since 1969, Director and Vice              17            Director,
 Comcast Corporation                                          Chairman, Comcast Corporation (cable                      Comcast
 1500 Market Street,                                          television and communications);                         Corporation
 35th Floor                                                   Director, NDS Group PLC (provider of
 Philadelphia, PA 19102                                       systems and applications for digital
 DOB: 7/16/33                                                 pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay             Director      1988 to present   Since 2000, Vice President, Fox Chase      17               None
 Fox Chase Cancer Center                                      Cancer Center (biomedical research
 333 Cottman Avenue                                           and medical care); prior to 2000,
 Philadelphia, PA 19111                                       Executive Vice President, Fox Chase
 DOB: 12/06/35                                                Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman            Director      1991 to present   Since December 2000, Director,             17               None
106 Pierrepont Street                                         Gabelli Group Capital Partners, L.P.
Brooklyn, NY 11201                                            (an investment partnership); Chief
DOB: 5/21/48                                                  Operating Officer and member of the
                                                              Board of Directors of Outercurve
                                                              Technologies (wireless enabling
                                                              services) until April 2001; Chief
                                                              Operating Officer and member of the
                                                              Executive Operating Committee of
                                                              Warburg Pincus Asset Management,
                                                              Inc.; Executive Officer and Director
                                                              of Credit Suisse Asset Management
                                                              Securities, Inc. (formerly
                                                              Counsellors Securities, Inc.) and
                                                              Director/Trustee of various
                                                              investment companies advised by
                                                              Warburg Pincus Asset Management, Inc.
                                                              until September 15, 1999; Prior to
                                                              1997, Managing Director of Warburg
                                                              Pincus Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg           Director      1991 to present   Since 1974, Chairman, Director and         17             Director,
Moyco Technologies, Inc.                                      President, Moyco Technologies, Inc.                         Moyco
200 Commerce Drive                                            (manufacturer of precision coated and                   Technologies,
Montgomeryville, PA 18936                                     industrial abrasives). Since 1999,                          Inc.
DOB: 3/24/34                                                  Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                          FUND MANAGEMENT (CONTINUED)
                                  (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                            TERM OF OFFICE                                          PORTFOLIOS IN
    NAME, ADDRESS,        POSITION(S) HELD  AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX       OTHER
  AND DATE OF BIRTH          WITH FUND      TIME SERVED (1)                  5 YEARS                 OVERSEEN BY    DIRECTORSHIPS
                                                                                                      DIRECTOR*    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky             Director      1991 to present   Since July 2002, Senior Vice               17              None
 Oppenheimer & Company, Inc.                                  President and prior thereto,
 200 Park Avenue                                              Executive Vice President of
 New York, NY 10166                                           Oppenheimer & Co., Inc., formerly
 DOB: 4/16/38                                                 Fahnestock & Co., Inc. (a registered
                                                              broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall           Director      2002 to present   Director of PFPC Inc. from January         17             Director,
 400 Bellevue Parkway                                         1987 to April 2002, Chairman and                         Cornerstone
 Wilmington, DE 19809                                         Chief Executive Officer of PFPC Inc.                        Bank
 DOB: 9/25/38                                                 until April 2002, Executive Vice
                                                              President of PNC Bank, National
                                                              Association from October 1981 to
                                                              April 2002, Director of PFPC
                                                              International Ltd. (financial
                                                              services) from August 1993 to April
                                                              2002, Director of PFPC International
                                                              (Cayman) Ltd. (financial services)
                                                              from September 1996 to April 2002;
                                                              Governor of the Investment Company
                                                              Institute (investment company
                                                              industry trade organization) from
                                                              July 1996 to January 2002; Director
                                                              of PNC Asset Management, Inc.
                                                              (investment advisory) from September
                                                              1994 to March 1998; Director of PNC
                                                              National Bank from October 1995 to
                                                              November 1997; Director of Haydon
                                                              Bolts, Inc. (bolt manufacturer) and
                                                              Parkway Real Estate Company
                                                              (subsidiary of Haydon Bolts, Inc.)
                                                              since 1984, and Director of
                                                              Cornerstone Bank since March 2004.
------------------------------------------------------------------------------------------------------------------------------------

*Each Director oversees seventeen portfolios of the Company that are currently offered for sale. The Company is authorized to offer two additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                          FUND MANAGEMENT (CONCLUDED)
                                  (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                            TERM OF OFFICE                                          PORTFOLIOS IN
    NAME, ADDRESS,        POSITION(S) HELD  AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX       OTHER
  AND DATE OF BIRTH          WITH FUND      TIME SERVED (1)                  5 YEARS                 OVERSEEN BY    DIRECTORSHIPS
                                                                                                      DIRECTOR*    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach              President     1991 to present   Certified Public Accountant; Vice          N/A             N/A
 400 Bellevue Parkway            and        and               Chairman of the Board, Fox Chase
 4th Floor                    Treasurer     1988 to present   Cancer Center; Trustee Emeritus,
 Wilmington, DE 19809                                         Pennsylvania School for the Deaf;
 DOB: 6/29/24                                                 Trustee Emeritus, Immaculata
                                                              University; President or Vice
                                                              President and Treasurer of various
                                                              investment companies advised by
                                                              subsidiaries of PNC Bank Corp. from
                                                              1981 to 1997; Managing General
                                                              Partner, President since 2002,
                                                              Treasurer since 1981 and Chief
                                                              Compliance Officer since September
                                                              2004 of Chestnut Street Exchange
                                                              Fund; and Director of the Bradford
                                                              Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                Secretary     2005 to present   Since 2003, Vice President and             N/A          N/A
 301 Bellevue Parkway                                         Associate Counsel, PFPC Inc.
 2nd Floor                                                    (financial services company);
 Wilmington, DE 19809                                         Associate, Stradley, Ronon, Stevens &
 DOB: 5/19/74                                                 Young, LLC (law firm) from 2001 to
                                                              2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA     Chief      2004 to present   President, Vigilant Compliance             N/A          N/A
Vigilant Compliance           Compliance                      Services, since 2004; Senior Legal
186 Dundee Drive, Suite 700     Officer                       Counsel, PFPC Inc. from 2002 to 2004;
Williamstown, NJ 08094                                        Chief Legal Counsel, Corviant
DOB: 12/25/62                                                 Corporation (Investment Adviser,
                                                              Broker/Dealer and Service Provider to
                                                              Investment Advisers and Separate
                                                              Accountant Providers) from 2001 to
                                                              2002; Partner, Pepper Hamilton LLP
                                                              (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There has been amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

          At a Board Meeting held on September 13, 2005, the Board of Directors approved the Code of Ethics for Principal Executive and Senior Financial Officers amended to include an additional investment advisor to The RBB Fund, Inc.. The code is attached under Item 12 exhibit
          (a)(1).

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Julian A. Brodsky, Francis J. McKay, and Marvin E. Sternberg are the registrant's audit committee financial experts and each of them is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $260,500 for 2004 and $309,300 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $850 for 2004 and $750 for 2005. These fees were for out-of-pocket expenses related to the audit.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,100 for 2004 and $0 for 2005. These were for excise tax review

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2004 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval of Audit and Permitted Non-Audit Services
          ------------------------------------------------------

          1. PRE-APPROVAL REQUIREMENTS OF THE COMPANY. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

          2. PRE-APPROVAL REQUIREMENTS OF AFFILIATES. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

          3. DELEGATION. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

          4. PROHIBITED SERVICES. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company's audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.


  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2004 and $0 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   The RBB Fund, Inc.
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Edward J. Roach
                         ----------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer)

Date           November 3, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Edward J. Roach
                         ----------------------------------------------------
                              Edward J. Roach, President & Treasurer
                              (principal executive officer & principal
                              financial officer)

Date           November 3, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.